UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1: Report(s) to Shareholders.

Semiannual report dated February 29, 2016, enclosed.
Schwab International Equity ETFs

Schwab International
Equity ETF™
Schwab International Small-Cap
Equity ETF™
Schwab Emerging Markets
Equity ETF™

This wrapper is not part of the shareholder report.

Schwab International Equity ETFs
Semiannual Report
February 29, 2016
Schwab International
Equity ETF
Schwab International Small-Cap
Equity ETF
Schwab Emerging Markets
Equity ETF

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 29, 2016
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	-9.55%
NAV Return[1]	-9.10%
FTSE Developed ex US Index (Net)*	-9.04%
ETF Category: Morningstar Foreign Large Blend[2]	-7.91%
Performance Details	pages 8-9

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	-6.99%
NAV Return[1]	-6.62%
FTSE Developed Small Cap ex US Liquid Index (Net)*	-6.67%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-5.57%
Performance Details	pages 10-11

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	-9.77%
NAV Return[1]	-9.70%
FTSE Emerging Index (Net)*	-9.71%
ETF Category: Morningstar Diversified Emerging Markets[2]	-8.60%
Performance Details	pages 12-13
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the investment adviser.
*	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab International Equity ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The past six months have been a challenging period for equities across all asset classes and geographies. Volatility was a consistent theme for much of the period, both in the U.S. and abroad. What’s notable about the increase in volatility over the reporting period is the variety of factors behind it. China’s slowing economy and its impact on global trade, the Federal Reserve’s long-awaited decision to begin raising short-term interest rates, and the sharp decline in oil prices are but a few of the factors that have caused bouts of selling.
Dramatic moves in the market can prompt investors to question their strategy and second-guess their commitment to staying invested in stocks. But research shows that over virtually all periods of time, investors who take the long view – and stay invested in the market—have seen positive long-term results. Timing the market, trying to move in or out of investments based on predictions of where the market will move, is nearly impossible, particularly when equity prices are being fueled by so many factors. Moving in and out of the stock market means that you could miss out on some of the best days, which can exact a toll on returns.
One of the most important steps you can take to help manage the risk of volatile markets is to ensure your portfolio is diversified. At Charles Schwab Investment Management, we offer a variety of equity ETFs that are designed to track their respective indices. For the six-month reporting period, the Schwab International Equity ETFs were generally aligned with their indices.
Asset Class Performance Comparison % returns during the six months ended 2/29/2016

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab International Equity ETFs3

From the President continued

One of the most important steps you can take to help manage the risk of volatile markets is to ensure your portfolio is diversified.

While many markets have felt the effects of increased volatility, we believe international exposure remains an important component of a diversified portfolio. Globalization has only strengthened this argument: international trade now accounts for nearly two-thirds of world gross domestic product, up from less than half just 10 years ago and one-third about 30 years ago. Open borders mean more opportunities for businesses and their investors, so long as they understand the risks of investing in foreign markets.
In constructing our ETF line-up, our goal is to provide foundational products that enable investors to build diversified portfolios. We believe that the Schwab International Equity ETFs help fulfill this role by giving investors exposure to a varied selection of international stocks. Our ETFs are also available at some of the lowest operating expense ratios in the industry. We recognize that investor dollars that go toward paying fees are dollars that aren’t being invested and enjoying the benefits of compounding over time. That’s why we are committed to providing our clients with low-cost funds that help their dollars to go further.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab International Equity ETFs, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

4Schwab International Equity ETFs

The Investment Environment
Over the six-month reporting period ended February 29, 2016, most equity markets generated negative returns as heightened volatility continued around the globe. Low and sub-zero interest rates, stalling global economic growth, and sharp selloffs in oil and commodities were large drivers of markets fluctuations, where volatility has become the new normal.
The S&P 500® Index, a bellwether for the overall U.S. stock market, returned -0.92%, while the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Dow Jones U.S. Small-Cap Total Stock Market Index returned -6.71% and -9.14%, respectively. Outside the U.S., the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -9.48%, while the MSCI Emerging Markets (Net) Index returned -9.71%. For the six-month reporting period the Schwab International Equity ETFs generally tracked their respective indices, though all generated negative returns. The Schwab International Equity ETF returned -9.55% and the Schwab International Small-Cap Equity ETF returned -6.99%, while the Schwab Emerging Markets Equity ETF returned -9.77% for the reporting period.
Speculation surrounding a potential rise in short-term interest rates in the U.S. was a significant contributor to market volatility during much of the reporting period. After leaving rates in the target range of 0.00% to 0.25% at both its September and October meetings, the Federal Reserve (the Fed) raised the federal funds rate to a range of 0.25% to 0.50% at its meeting in December. This was the first short-term rate increase by the central bank in almost 10 years, with the last increase occurring in mid-2006. Though inflation remained below the target of 2%, the Fed cited strengthening economic indicators and expanding economic activity as support for this rate increase. The Fed also noted that they believed the risks related to a weak global economy had receded, and that any subsequent increases to the federal funds rate would be measured and gradual.
While the U.S. took additional steps toward a tighter monetary policy, many other central banks took the opposite approach and increased their accommodative policy measures. The People’s Bank of China lowered its interest rate twice during the reporting period, while the Bank of Japan (the BOJ) cut short-term interest rates to below 0.00%. Both the BOJ and the European Central Bank (the ECB) expanded their quantitative easing programs, and many central banks, including the ECB, maintained interest rates at or near 0.00%. These differences between the Fed and central banks outside the U.S. highlighted the ongoing divergence in global monetary policies, and also supported a strong U.S. dollar and contributed to increased volatility in both currencies and stocks.
As the reporting period progressed, the chance of a second U.S. rate hike in the near future became less and less likely. Global growth remained weak and unsteady, and stock markets in the U.S. did not rebound as expected in response to the first interest rate increase as other factors counteracted this change in monetary policy. During her congressional testimony in February, Fed Chair Janet Yellen was questioned about the possibility of a negative federal funds rate. Though the Fed had just raised short-term rates in December, Yellen acknowledged that while it was unlikely, a negative federal funds rate was an option if U.S. economic conditions worsened significantly. While no additional moves in either direction had been made as of the end of the reporting period, the mention of negative rates was enough to send stocks and oil downward, widen the spread on corporate bonds, and increase currency volatility.
During the reporting period, currency devaluations and China’s economic slowdown contributed to weak global economic growth. As China is the second largest consumer of oil after the U.S., concerns surrounding the lessening demand in China drove oil prices drastically lower over the reporting period. As overall demand for oil failed to keep pace with supply, excess reserves resulted across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Oil prices rallied in February as discussions surrounding a production cap progressed between OPEC and non-members, though no decision was made by the end of the reporting period.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab International Equity ETFs5

The Investment Environment continued
In developed international markets, New Zealand was one of the only countries to generate positive returns as economic growth increased in the last quarter of 2015. Stocks in Greece, however, were down over 40% as negative effects of its debt crisis continued to linger. (Please note FTSE reclassified Greece from Developed to Advanced Emerging status in March 2016.) In emerging markets, stocks in Brazil, Russia, China, India, and South Africa all fell as global growth concerns continued, though stimulative policies in Indonesia contributed to this country’s positive performance. The U.S. dollar remained strong, in part due to the continued divergence of central bank policies, creating additional headwinds for developed international and emerging market stocks. When the dollar appreciates against foreign currencies, returns on overseas investments are generally reduced in U.S. dollar terms.
6Schwab International Equity ETFs

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Schwab International Equity ETFs7

Schwab International Equity ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	-9.55%	-15.52%	-0.24%	2.83%
NAV Return[2]	-9.10%	-15.30%	-0.03%	2.88%
FTSE Developed ex US Index (Net)[3]	-9.04%	-15.31%	-0.04%	2.95%
ETF Category: Morningstar Foreign Large Blend[4]	-7.91%	-14.82%	-0.56%	3.46%
Fund Expense Ratio5: 0.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
8Schwab International Equity ETFs

Schwab International Equity ETF
Performance and Fund Facts as of 02/29/16 continued
Statistics
Number of Holdings	1,215
Weighted Average Market Cap (millions)	$46,882
Price/Earnings Ratio (P/E)	18.4
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1,2]	3%
Sector Weightings % of Investments
Financials	24.3%
Industrials	13.2%
Consumer Discretionary	12.9%
Consumer Staples	11.9%
Health Care	10.8%
Materials	6.9%
Information Technology	5.9%
Energy	5.5%
Telecommunication Services	4.6%
Utilities	3.6%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Nestle S.A. – Reg'd	1.7%
Roche Holding AG	1.4%
Novartis AG – Reg'd	1.2%
Toyota Motor Corp.	1.1%
HSBC Holdings plc	0.9%
Samsung Electronics Co., Ltd. GDR	0.8%
British American Tobacco plc	0.8%
Novo Nordisk A/S, B Shares	0.7%
Royal Dutch Shell plc, A Shares	0.7%
GlaxoSmithKline plc	0.7%
Total	10.0%
Country Weightings % of Investments
Japan	21.6%
United Kingdom	17.4%
France	8.1%
Switzerland	8.0%
Germany	7.6%
Canada	6.9%
Australia	6.0%
Republic of Korea	3.8%
Hong Kong	3.2%
Netherlands	2.7%
Spain	2.6%
Sweden	2.6%
Other Countries	9.5%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab International Equity ETFs9

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	-6.99%	-10.22%	0.60%	3.88%
NAV Return[2]	-6.62%	-9.74%	0.87%	3.98%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	-6.67%	-9.70%	0.84%	4.13%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-5.57%	-8.12%	2.10%	4.37%
Fund Expense Ratio5: 0.18%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks are subject to greater volatility than many other asset classes.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus dated December 30, 2015. Effective March 1, 2016, the management fee was reduced to 0.16%. For more information, see financial note 4 or refer to the prospectus supplement dated March 1, 2016.
10Schwab International Equity ETFs

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of 02/29/16 continued
Statistics
Number of Holdings	1,684
Weighted Average Market Cap (millions)	$2,006
Price/Earnings Ratio (P/E)	27.7
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1,2]	11%
Sector Weightings % of Investments
Industrials	20.1%
Financials	19.9%
Consumer Discretionary	16.2%
Information Technology	9.3%
Materials	9.2%
Health Care	7.3%
Consumer Staples	5.9%
Energy	4.3%
Utilities	2.2%
Telecommunication Services	1.6%
Other	4.0%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Paddy Power Betfair plc	0.8%
Constellation Software, Inc.	0.4%
Dollarama, Inc.	0.4%
Open Text Corp.	0.4%
Gildan Activewear, Inc.	0.4%
Onex Corp.	0.3%
CCL Industries, Inc., Class B	0.3%
LEG Immobilien AG	0.3%
Halma plc	0.3%
Teleperformance	0.3%
Total	3.9%
Country Weightings % of Investments
Japan	17.7%
United Kingdom	17.6%
Canada	14.2%
Republic of Korea	5.0%
Germany	4.9%
Australia	4.7%
Sweden	4.4%
United States	3.9%
France	3.7%
Switzerland	3.6%
Italy	3.6%
Other Countries	16.7%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab International Equity ETFs11

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	-9.77%	-24.33%	-5.67%	-2.77%
NAV Return[2]	-9.70%	-24.00%	-5.51%	-2.79%
FTSE Emerging Index (Net)[3]	-9.71%	-23.97%	-5.38%	-2.53%
ETF Category: Morningstar Diversified Emerging Markets[4]	-8.60%	-22.96%	-6.86%	-2.95%
Fund Expense Ratio5: 0.14%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG, and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
12Schwab International Equity ETFs

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of 02/29/16 continued
Statistics
Number of Holdings	751
Weighted Average Market Cap (millions)	$37,170
Price/Earnings Ratio (P/E)	13.3
Price/Book Ratio (P/B)	0.7
Portfolio Turnover Rate[1,2]	6%
Sector Weightings % of Investments
Financials	29.7%
Information Technology	15.4%
Energy	9.0%
Consumer Discretionary	8.4%
Consumer Staples	8.4%
Telecommunication Services	7.6%
Materials	7.1%
Industrials	7.0%
Utilities	3.9%
Health Care	2.9%
Other	0.6%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.9%
Tencent Holdings Ltd.	3.5%
China Mobile Ltd.	2.1%
China Construction Bank Corp., H Shares	2.0%
Naspers Ltd., N Shares	1.9%
Industrial & Commercial Bank of China Ltd., H Shares	1.3%
Hon Hai Precision Industry Co., Ltd.	1.2%
Infosys Ltd.	1.1%
Bank of China Ltd., H Shares	1.0%
Housing Development Finance Corp., Ltd.	0.9%
Total	18.9%
Country Weightings % of Investments
China	25.9%
Taiwan	15.4%
India	12.1%
South Africa	8.7%
Brazil	7.0%
Mexico	5.7%
Malaysia	4.6%
Russia	4.5%
Indonesia	3.0%
Thailand	2.9%
Other Countries	10.2%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab International Equity ETFs13

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2015 and held through February 29, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/15	Ending Account Value (Net of Expenses) at 2/29/16	Expenses Paid During Period[2] 9/1/15–2/29/16
Schwab International Equity ETF
Actual Return	0.08%	$1,000.00	$ 909.00	$0.38
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.50	$0.40
Schwab International Small-Cap Equity ETF
Actual Return	0.18%	$1,000.00	$ 933.80	$ 0.87
Hypothetical 5% Return	0.18%	$1,000.00	$1,024.00	$ 0.91
Schwab Emerging Markets Equity ETF
Actual Return	0.14%	$1,000.00	$ 903.00	$0.66
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.20	$ 0.70
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
14Schwab International Equity ETFs

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$28.55	$32.37	$28.32	$24.96	$25.99	$23.82
Income (loss) from investment operations:
Net investment income (loss)	0.27 [1]	0.87 [1]	0.88	0.66	0.76	0.68
Net realized and unrealized gains (losses)	(2.83)	(3.85)	3.87	3.42	(1.04)	1.96 [2]
Total from investment operations	(2.56)	(2.98)	4.75	4.08	(0.28)	2.64
Less distributions:
Distributions from net investment income	(0.62)	(0.84)	(0.70)	(0.72)	(0.75)	(0.47)
Net asset value at end of period	$25.37	$28.55	$32.37	$28.32	$24.96	$25.99
Total return	(9.10%) [3]	(9.27%)	16.90%	16.55%	(0.75%)	11.04%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.08% [4]	0.08%	0.09% [5]	0.09%	0.13%	0.13%
Net investment income (loss)	1.98% [4]	2.86%	3.44%	3.03%	3.40%	3.10%
Portfolio turnover rate[6]	3% [3]	4%	7%	9%	8%	6%
Net assets, end of period (x 1,000)	$4,584,018	$4,042,603	$2,654,016	$1,464,105	$768,666	$634,208

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized (except for proxy costs).
5
Effective April 18, 2014, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended 8/31/14 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    15

Schwab International Equity ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	5,054,199,633	4,526,256,713
0.6%	Preferred Stock	32,456,334	25,611,428
0.0%	Rights	12,699	13,140
0.6%	Other Investment Companies	27,266,617	27,266,617
99.9%	Total Investments	5,113,935,283	4,579,147,898
0.1%	Other Assets and Liabilities, Net		4,870,401
100.0%	Net Assets		4,584,018,299

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.7% of net assets
Australia 6.0%
Australia & New Zealand Banking Group Ltd.	1,031,456	0.4	16,502,471
Commonwealth Bank of Australia	600,562	0.7	30,086,652
National Australia Bank Ltd.	907,516	0.3	15,679,796
Westpac Banking Corp.	1,188,412	0.5	24,403,669
Other Securities		4.1	186,444,898
		6.0	273,117,486
Austria 0.2%
Other Securities		0.2	7,636,017
Belgium 1.2%
Anheuser-Busch InBev N.V.	278,521	0.7	31,352,164
Other Securities		0.5	25,913,503
		1.2	57,265,667
Canada 6.9%
Royal Bank of Canada	512,652	0.6	26,139,726
The Bank of Nova Scotia	423,030	0.4	17,101,080
The Toronto-Dominion Bank	651,300	0.5	25,208,666
Other Securities		5.4	245,799,657
		6.9	314,249,129
Security	Number of Shares	% of Net Assets	Value ($)
Denmark 1.7%
Novo Nordisk A/S, B Shares	649,861	0.7	33,700,493
Other Securities		1.0	45,548,859
		1.7	79,249,352
Finland 0.9%
Other Securities		0.9	42,543,866
France 8.1%
BNP Paribas S.A.	340,550	0.3	15,911,061
Sanofi	390,845	0.7	31,081,797
Total S.A.	724,336	0.7	32,563,261
Other Securities		6.4	292,905,465
		8.1	372,461,584
Germany 7.2%
Allianz SE - Reg'd	162,630	0.5	24,252,853
BASF SE	325,554	0.5	21,287,518
Bayer AG - Reg'd	288,622	0.7	30,240,670
Daimler AG - Reg'd	336,683	0.5	23,083,431
Deutsche Telekom AG - Reg'd	1,101,089	0.4	18,508,130
SAP SE	312,953	0.5	23,782,339
Siemens AG - Reg'd	278,970	0.6	25,904,201
Other Securities		3.5	164,837,658
		7.2	331,896,800
Greece 0.0%
Other Securities		0.0	1,931,096
Hong Kong 3.2%
AIA Group Ltd.	4,184,279	0.5	21,362,226
Other Securities		2.7	123,379,719
		3.2	144,741,945
Ireland 0.3%
Other Securities		0.3	13,100,979
Israel 0.7%
Teva Pharmaceutical Industries Ltd.	355,661	0.4	20,088,589
Other Securities		0.3	11,922,585
		0.7	32,011,174
Italy 1.9%
Other Securities		1.9	85,269,841
Japan 21.5%
Honda Motor Co., Ltd.	625,844	0.3	16,007,191
KDDI Corp.	642,435	0.4	16,380,314
Mitsubishi UFJ Financial Group, Inc.	4,809,153	0.5	20,732,083
SoftBank Group Corp.	325,262	0.4	16,062,108
Toyota Motor Corp.	972,263	1.1	50,794,551
Other Securities		18.8	866,916,197
		21.5	986,892,444

16    See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 2.7%
Unilever N.V. CVA	545,277	0.5	23,488,507
Other Securities		2.2	100,077,840
		2.7	123,566,347
New Zealand 0.2%
Other Securities		0.2	8,881,277
Norway 0.5%
Other Securities		0.5	23,997,141
Portugal 0.1%
Other Securities		0.1	6,197,599
Republic of Korea 3.7%
Samsung Electronics Co., Ltd. GDR	76,496	0.8	36,679,832
Other Securities		2.9	131,936,628
		3.7	168,616,460
Singapore 1.1%
Other Securities		1.1	52,550,672
Spain 2.6%
Banco Santander S.A.	5,020,211	0.4	20,471,532
Other Securities		2.2	98,332,126
		2.6	118,803,658
Sweden 2.6%
Other Securities		2.6	116,929,601
Switzerland 8.0%
Nestle S.A. - Reg'd	1,087,015	1.7	76,505,775
Novartis AG - Reg'd	737,081	1.2	53,023,949
Roche Holding AG	248,020	1.4	63,997,128
UBS Group AG - Reg'd	1,265,345	0.4	19,488,346
Other Securities		3.3	153,121,363
		8.0	366,136,561
United Kingdom 17.4%
AstraZeneca plc	439,693	0.5	25,165,896
BP plc	6,307,817	0.7	30,894,472
British American Tobacco plc	650,602	0.8	35,591,683
BT Group plc	2,897,705	0.4	19,646,046
Diageo plc	871,358	0.5	22,574,293
GlaxoSmithKline plc	1,680,144	0.7	32,768,575
HSBC Holdings plc	6,707,725	0.9	42,967,557
Imperial Brands plc	328,205	0.4	17,026,212
Lloyds Banking Group plc	21,346,370	0.5	21,537,770
National Grid plc	1,267,690	0.4	17,021,700
Reckitt Benckiser Group plc	229,542	0.5	20,984,767
Royal Dutch Shell plc, A Shares	1,462,007	0.7	33,567,038
Royal Dutch Shell plc, B Shares	1,317,053	0.7	30,193,072
SABMiller plc	329,149	0.4	19,164,572
Unilever plc	424,668	0.4	18,298,992
Security	Number of Shares	% of Net Assets	Value ($)
Vodafone Group plc	9,206,006	0.6	28,186,390
Other Securities		8.3	382,620,982
		17.4	798,210,017
Total Common Stock
(Cost $5,054,199,633)			4,526,256,713

Preferred Stock 0.6% of net assets
Germany 0.4%
Other Securities		0.4	17,503,419
Republic of Korea 0.2%
Other Securities		0.2	6,959,796
Spain 0.0%
Other Securities		0.0	1,148,213
Total Preferred Stock
(Cost $32,456,334)			25,611,428

Rights 0.0% of net assets
Italy 0.0%
Other Securities		0.0	8
Spain 0.0%
Other Securities		0.0	13,132
Total Rights
(Cost $12,699)			13,140

Other Investment Companies 0.6% of net assets
United States 0.6%
Money Market Fund 0.2%
Other Securities		0.2	7,719,519
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)		0.4	19,547,098
Total Other Investment Companies
(Cost $27,266,617)			27,266,617

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $5,116,672,346 and the unrealized appreciation and depreciation were $207,562,160 and ($745,086,608), respectively, with a net unrealized depreciation of ($537,524,448).

See financial notes    17

Schwab International Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,848,331.
(b)	Illiquid security. At the period end, the value of these amounted to $8 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,830,580 or 0.2% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	200	15,450,000	226,274

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,526,256,713	$—	$—	$4,526,256,713
Preferred Stock[1]	25,611,428	—	—	25,611,428
Rights [1]	13,132	—	—	13,132
Italy [1]	—	—	8	8
Other Investment Companies[1]	27,266,617	—	—	27,266,617
Total	$4,579,147,890	$—	$8	$4,579,147,898
Other Financial Instruments
Futures Contracts[2]	$226,274	$—	$—	$226,274
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock
Republic of Korea	$2,501,775	$—	$300,561	$—	($2,802,336)	$—	$—	$—
Rights
Italy	—	—	8	—	—	—	—	8
Total	$2,501,775	$—	$300,569	$—	($2,802,336)	$—	$—	$8
All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at February 29, 2016 was $8.
18    See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
See financial notes    19

Schwab International Equity ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $5,094,388,185) including securities on loan of $18,848,331		$4,559,600,800
Collateral invested for securities on loan, at value (cost $19,547,098)	+	19,547,098
Total investments, at value (cost $5,113,935,283)		4,579,147,898
Deposit with broker for futures contracts		852,000
Foreign currency, at value (cost $9,956,521)		9,956,872
Receivables:
Investments sold		710
Dividends		10,481,353
Foreign tax reclaims		3,363,882
Income from securities on loan		111,403
Interest	+	1,398
Total assets		4,603,915,516
Liabilities
Collateral held for securities on loan		19,547,098
Payables:
Investment adviser fees		69,942
Variation margin on futures contracts		106,000
Accrued expenses	+	174,177
Total liabilities		19,897,217
Net Assets
Total assets		4,603,915,516
Total liabilities	–	19,897,217
Net assets		$4,584,018,299
Net Assets by Source
Capital received from investors		5,250,660,604
Net investment income not yet distributed		8,767,639
Net realized capital losses		(140,615,818)
Net unrealized capital depreciation		(534,794,126)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,584,018,299		180,700,000		$25.37

20    See financial notes

Schwab International Equity ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $3,566,260)		$45,326,469
Interest		3,459
Securities on loan	+	269,639
Total investment income		45,599,567
Expenses
Investment adviser fees		1,770,874
Proxy fees	+	175,240
Total expenses	–	1,946,114
Net investment income		43,653,453
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(60,800,197)
Net realized losses on futures contracts		(1,100,679)
Net realized losses on foreign currency transactions	+	(660,544)
Net realized losses		(62,561,420)
Net change in unrealized appreciation (depreciation) on investments		(422,934,273)
Net change in unrealized appreciation (depreciation) on futures contracts		358,164
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(5,892)
Net change in unrealized appreciation (depreciation)	+	(422,582,001)
Net realized and unrealized losses		(485,143,421)
Decrease in net assets resulting from operations		($441,489,968)
See financial notes    21

Schwab International Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$43,653,453	$95,013,058
Net realized losses		(62,561,420)	(23,913,608)
Net change in unrealized appreciation (depreciation)	+	(422,582,001)	(419,722,897)
Decrease in net assets resulting from operations		(441,489,968)	(348,623,447)
Distributions to Shareholders
Distributions from net investment income		($105,649,560)	($79,192,160)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,100,000	$1,088,555,242	60,400,000	$1,838,831,135
Shares redeemed	+	—	—	(800,000)	(22,428,935)
Net transactions in fund shares		39,100,000	$1,088,555,242	59,600,000	$1,816,402,200
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		141,600,000	$4,042,602,585	82,000,000	$2,654,015,992
Total increase	+	39,100,000	541,415,714	59,600,000	1,388,586,593
End of period		180,700,000	$4,584,018,299	141,600,000	$4,042,602,585
Net investment income not yet distributed			$8,767,639		$70,763,746
22    See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$29.46	$33.32	$28.61	$24.94	$27.48	$23.54
Income (loss) from investment operations:
Net investment income (loss)	0.23 [1]	0.73 [1]	0.71	0.76	0.67	0.72
Net realized and unrealized gains (losses)	(2.15)	(3.84)	4.90	3.72	(2.39)	3.88
Total from investment operations	(1.92)	(3.11)	5.61	4.48	(1.72)	4.60
Less distributions:
Distributions from net investment income	(0.67)	(0.75)	(0.90)	(0.81)	(0.82)	(0.66)
Net asset value at end of period	$26.87	$29.46	$33.32	$28.61	$24.94	$27.48
Total return	(6.62%) [2]	(9.29%)	19.84%	18.23%	(5.91%)	19.52%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.18% [3]	0.18% [4]	0.19%	0.21% [5]	0.35%	0.35%
Net investment income (loss)	1.62% [3]	2.40%	2.21%	2.86%	2.65%	2.46%
Portfolio turnover rate[6]	11% [2]	23%	16%	20%	25%	18%
Net assets, end of period (x 1,000)	$631,499	$609,773	$403,229	$280,422	$159,610	$162,139

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
5
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/13 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    23

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	656,636,655	624,810,081
0.3%	Preferred Stock	1,972,980	2,170,247
0.0%	Rights	—	13,612
4.4%	Other Investment Companies	27,268,534	27,462,046
103.6%	Total Investments	685,878,169	654,455,986
(3.6%)	Other Assets and Liabilities, Net		(22,956,555)
100.0%	Net Assets		631,499,431

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets
Australia 4.9%
DUET Group	979,060	0.3	1,587,396
Vocus Communications Ltd. (b)	211,054	0.2	1,236,112
Other Securities		4.4	27,922,318
		4.9	30,745,826
Austria 1.0%
Other Securities		1.0	6,242,774
Belgium 1.6%
Ackermans & van Haaren N.V.	11,123	0.2	1,468,412
Other Securities		1.4	8,579,754
		1.6	10,048,166
Canada 14.7%
AltaGas Ltd. (b)	58,541	0.2	1,390,273
CCL Industries, Inc., Class B	13,947	0.3	2,130,660
Constellation Software, Inc.	6,700	0.4	2,792,178
Dollarama, Inc.	45,436	0.4	2,641,769
Element Financial Corp.	153,499	0.3	1,623,830
Empire Co., Ltd., A Shares	67,017	0.2	1,295,220
Gildan Activewear, Inc.	95,892	0.4	2,476,231
H&R Real Estate Investment Trust	110,984	0.2	1,538,668
Keyera Corp.	68,590	0.3	1,899,314
Kinross Gold Corp. *	491,919	0.2	1,438,062
Onex Corp.	37,582	0.3	2,208,421
Security	Number of Shares	% of Net Assets	Value ($)
Open Text Corp.	51,772	0.4	2,571,019
Progressive Waste Solutions Ltd.	43,543	0.2	1,299,604
Other Securities		10.9	67,566,193
		14.7	92,871,442
Denmark 1.3%
GN Store Nord A/S	63,816	0.2	1,278,198
Other Securities		1.1	7,195,372
		1.3	8,473,570
Finland 1.6%
Amer Sports Oyj	48,334	0.2	1,349,695
Huhtamaki Oyj	43,404	0.2	1,439,814
Other Securities		1.2	6,947,318
		1.6	9,736,827
France 3.8%
Eurofins Scientific SE	3,666	0.2	1,306,918
Orpea	18,767	0.2	1,551,777
Teleperformance	25,217	0.3	1,950,299
Other Securities		3.1	19,268,492
		3.8	24,077,486
Germany 4.8%
Freenet AG	47,734	0.2	1,427,076
KION Group AG *	25,458	0.2	1,272,839
LEG Immobilien AG *	24,372	0.3	2,003,848
Other Securities		4.1	25,753,679
		4.8	30,457,442
Greece 0.3%
Other Securities		0.3	2,097,226
Hong Kong 2.1%
Other Securities		2.1	13,177,898
Ireland 0.5%
Kingspan Group plc	74,503	0.3	1,878,879
Other Securities		0.2	1,025,848
		0.5	2,904,727
Israel 0.4%
Other Securities		0.4	2,540,005
Italy 3.7%
Banca Popolare di Milano Scarl	1,890,076	0.2	1,308,183
Other Securities		3.5	22,123,468
		3.7	23,431,651
Japan 18.3%
Other Securities		18.3	115,786,202
Netherlands 2.1%
Other Securities		2.1	13,042,059

24    See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.8%
Other Securities		0.8	5,159,783
Norway 1.2%
Other Securities		1.2	7,816,665
Portugal 0.4%
Other Securities		0.4	2,496,306
Republic of Korea 5.2%
Other Securities		5.2	32,628,383
Singapore 1.7%
Other Securities		1.7	10,927,582
Spain 2.3%
Gamesa Corp. Tecnologica S.A.	90,025	0.3	1,706,901
Merlin Properties Socimi S.A.	131,036	0.2	1,374,082
Other Securities		1.8	11,486,734
		2.3	14,567,717
Sweden 4.5%
Elekta AB, B Shares	144,604	0.2	1,278,706
NCC AB, B Shares	38,076	0.2	1,282,958
Other Securities		4.1	26,088,125
		4.5	28,649,789
Switzerland 3.6%
Other Securities		3.6	22,418,148
United Kingdom 18.1%
Bellway plc	47,843	0.3	1,712,188
Booker Group plc	651,865	0.2	1,510,734
BTG plc *	160,478	0.2	1,396,645
Essentra plc	113,571	0.2	1,320,784
Great Portland Estates plc	134,930	0.2	1,312,508
Greene King plc	127,151	0.3	1,605,411
Halma plc	161,225	0.3	1,994,063
Henderson Group plc	423,610	0.2	1,388,486
Hiscox Ltd.	120,000	0.3	1,627,167
IG Group Holdings plc	143,676	0.2	1,523,727
Man Group plc	662,035	0.2	1,424,513
Mediclinic International plc	155,000	0.3	1,919,231
Micro Focus International plc	76,290	0.2	1,568,187
Paddy Power Betfair plc	33,793	0.8	5,086,144
RPC Group plc	124,172	0.2	1,278,811
Shaftesbury plc	116,627	0.2	1,395,332
Spirax-Sarco Engineering plc	32,529	0.2	1,425,705
UBM plc	184,638	0.2	1,519,424
Other Securities		13.4	83,503,347
		18.1	114,512,407
Total Common Stock
(Cost $656,636,655)			624,810,081

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.3% of net assets
Germany 0.3%
Other Securities		0.3	1,885,703
Sweden 0.0%
Other Securities		0.0	284,544
Total Preferred Stock
(Cost $1,972,980)			2,170,247

Rights 0.0% of net assets
Spain 0.0%
Other Securities		0.0	13,612
Total Rights
(Cost $—)			13,612

Other Investment Companies 4.4% of net assets
Switzerland 0.2%
Other Securities		0.2	1,128,236
United Kingdom 0.1%
Other Securities		0.1	699,857
United States 4.1%
Equity Fund 0.1%
Other Securities		0.1	690,450
Money Market Fund 0.1%
Other Securities		0.1	300,785
Securities Lending Collateral 3.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)		3.9	24,642,718
		4.1	25,633,953
Total Other Investment Companies
(Cost $27,268,534)			27,462,046

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $686,346,742 and the unrealized appreciation and depreciation were $65,367,135 and ($97,257,891), respectively, with a net unrealized depreciation of ($31,890,756).

See financial notes    25

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $94,212 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,581,911.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,719,812 or 1.5% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA —	Dutch Certificate
ETF —	Exchange-traded fund
Reg'd —	Registered
REIC —	Real Estate Investment Company
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$611,632,183	$—	$—	$611,632,183
Hong Kong	13,083,686	—	94,212	13,177,898
Preferred Stock[1]	2,170,247	—	—	2,170,247
Rights [1]	—	—	13,612	13,612
Other Investment Companies[1]	27,462,046	—	—	27,462,046
Total	$654,348,162	$—	$107,824	$654,455,986
[1]	As categorized in the complete schedule of portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock
Australia	$—	$—	$234	$—	($234)	$—	$—	$—
Hong Kong	231,341	—	(137,129)	—	—	—	—	94,212
Rights
Germany	35,681	—	(17,740)	—	(17,941)	—	—	—
Spain	—	1	13,612	—	(1)	—	—	13,612
Total	$267,022	$1	($141,023)	$—	($18,176)	$—	$—	$107,824
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 29, 2016 was $13,295.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
26    See financial notes

Schwab International Small-Cap Equity ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $661,235,451) including securities on loan of $23,581,911		$629,813,268
Collateral invested for securities on loan, at value (cost $24,642,718)	+	24,642,718
Total investments, at value (cost $685,878,169)		654,455,986
Foreign currency, at value (cost $1,376,840)		1,368,099
Receivables:
Investments sold		486,450
Dividends		865,026
Foreign tax reclaims		172,904
Income from securities on loan		78,003
Interest	+	37
Total assets		657,426,505
Liabilities
Collateral held for securities on loan		24,642,718
Payables:
Investments bought		1,236,256
Investment adviser fees		22,725
Accrued expenses	+	25,375
Total liabilities		25,927,074
Net Assets
Total assets		657,426,505
Total liabilities	–	25,927,074
Net assets		$631,499,431
Net Assets by Source
Capital received from investors		714,433,741
Distributions in excess of net investment income		(5,712,778)
Net realized capital losses		(45,773,538)
Net unrealized capital depreciation		(31,447,994)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$631,499,431		23,500,000		$26.87

See financial notes    27

Schwab International Small-Cap Equity ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $482,980)		$5,374,676
Securities on loan	+	312,218
Total investment income		5,686,894
Expenses
Investment adviser fees		568,500
Proxy fees	+	25,534
Total expenses	–	594,034
Net investment income		5,092,860
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $163)		(10,580,914)
Net realized gains on in-kind redemptions		3,951,564
Net realized losses on foreign currency transactions	+	(29,338)
Net realized losses		(6,658,688)
Net change in unrealized appreciation (depreciation) on investments		(42,819,623)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(11,893)
Net change in unrealized appreciation (depreciation)	+	(42,831,516)
Net realized and unrealized losses		(49,490,204)
Decrease in net assets resulting from operations		($44,397,344)
28    See financial notes

Schwab International Small-Cap Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$5,092,860	$11,329,928
Net realized losses		(6,658,688)	(10,158,381)
Net change in unrealized appreciation (depreciation)	+	(42,831,516)	(49,958,289)
Decrease in net assets resulting from operations		(44,397,344)	(48,786,742)
Distributions to Shareholders
Distributions from net investment income		($15,625,200)	($9,800,110)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,200,000	$93,516,670	9,200,000	$284,437,217
Shares redeemed	+	(400,000)	(11,767,718)	(600,000)	(19,306,798)
Net transactions in fund shares		2,800,000	$81,748,952	8,600,000	$265,130,419
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,700,000	$609,773,023	12,100,000	$403,229,456
Total increase	+	2,800,000	21,726,408	8,600,000	206,543,567
End of period		23,500,000	$631,499,431	20,700,000	$609,773,023
Distributions in excess of net investment income/ Net investment income not yet distributed			($5,712,778)		$4,819,562
See financial notes    29

Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$20.83	$27.34	$22.94	$23.65	$26.10	$24.30
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.66 [1]	0.63	0.50	0.63	0.62
Net realized and unrealized gains (losses)	(2.13)	(6.49)	4.40	(0.65)	(2.51)	1.41 [2]
Total from investment operations	(1.99)	(5.83)	5.03	(0.15)	(1.88)	2.03
Less distributions:
Distributions from net investment income	(0.49)	(0.68)	(0.63)	(0.56)	(0.57)	(0.23)
Net asset value at end of period	$18.35	$20.83	$27.34	$22.94	$23.65	$26.10
Total return	(9.70%) [3]	(21.62%)	22.31%	(0.89%)	(7.04%)	8.31%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.14% [4]	0.14%	0.14%	0.15%	0.25%	0.25%
Net investment income (loss)	1.47% [4]	2.66%	2.89%	2.63%	2.96%	2.78%
Portfolio turnover rate[5]	6% [3]	8%	9%	15%	9%	9%
Net assets, end of period (x 1,000)	$1,427,295	$1,276,740	$1,273,840	$811,915	$515,595	$396,661

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized (except for proxy costs).
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
30    See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	1,689,219,473	1,396,071,984
1.9%	Preferred Stock	53,667,422	26,519,021
0.0%	Rights	—	5,769
0.6%	Other Investment Companies	8,504,021	8,504,021
100.3%	Total Investments	1,751,390,916	1,431,100,795
(0.3%)	Other Assets and Liabilities, Net		(3,805,847)
100.0%	Net Assets		1,427,294,948

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.8% of net assets
Brazil 5.5%
Ambev S.A. ADR	2,367,310	0.7	10,274,124
BRF S.A. ADR	441,185	0.4	5,633,933
Itau Unibanco Holding S.A. ADR	1,549,505	0.7	9,761,882
Other Securities		3.7	52,998,089
		5.5	78,668,028
Chile 1.5%
Other Securities		1.5	21,026,185
China 26.0%
Bank of China Ltd., H Shares	39,239,753	1.0	14,684,347
China Construction Bank Corp., H Shares	47,574,180	2.0	27,836,721
China Life Insurance Co., Ltd., H Shares	3,886,212	0.6	8,455,946
China Mobile Ltd.	2,789,232	2.1	29,484,368
China Overseas Land & Investment Ltd.	2,049,320	0.4	6,087,754
China Petroleum & Chemical Corp., H Shares	13,573,511	0.5	7,558,149
CNOOC Ltd.	8,532,612	0.6	8,734,347
Industrial & Commercial Bank of China Ltd., H Shares	37,610,896	1.3	18,572,924
PetroChina Co., Ltd., H Shares	11,330,944	0.5	7,271,132
Security	Number of Shares	% of Net Assets	Value ($)
Ping An Insurance Group Co. of China Ltd., H Shares	2,657,153	0.8	11,242,110
Tencent Holdings Ltd.	2,773,754	3.5	50,615,754
Other Securities		12.7	180,565,390
		26.0	371,108,942
Colombia 0.6%
Other Securities		0.6	8,590,591
Czech Republic 0.2%
Other Securities		0.2	2,915,946
Egypt 0.2%
Other Securities		0.2	3,460,873
Hungary 0.4%
Other Securities		0.4	4,916,811
India 12.1%
HDFC Bank Ltd.	382,447	0.4	5,431,949
Housing Development Finance Corp., Ltd.	831,703	0.9	12,887,902
Infosys Ltd.	989,960	1.1	15,683,831
Reliance Industries Ltd.	834,890	0.8	11,794,613
Sun Pharmaceutical Industries Ltd.	598,429	0.5	7,468,009
Tata Consultancy Services Ltd.	247,490	0.6	7,873,383
Other Securities		7.8	111,509,575
		12.1	172,649,262
Indonesia 3.0%
PT Astra International Tbk	10,850,812	0.4	5,517,912
PT Bank Central Asia Tbk	6,270,687	0.4	6,318,988
PT Telekomunikasi Indonesia (Persero) Tbk	26,195,704	0.4	6,366,739
Other Securities		1.8	24,791,665
		3.0	42,995,304
Malaysia 4.7%
Malayan Banking Berhad	2,654,500	0.4	5,372,127
Public Bank Berhad	1,570,854	0.5	6,903,539
Tenaga Nasional Berhad	1,713,274	0.4	5,345,578
Other Securities		3.4	48,819,890
		4.7	66,441,134
Mexico 5.7%
America Movil S.A.B. de C.V., Series L	14,528,598	0.7	9,912,252
Fomento Economico Mexicano S.A.B. de C.V.	1,146,065	0.8	10,766,180
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,212,396	0.4	6,141,412
Grupo Televisa S.A.B., Series CPO	1,402,075	0.5	7,240,217
Wal-Mart de Mexico S.A.B. de C.V.	3,080,290	0.5	7,271,984
Other Securities		2.8	40,212,904
		5.7	81,544,949

See financial notes    31

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Peru 0.3%
Other Securities		0.3	4,178,222
Philippines 1.9%
Other Securities		1.9	27,354,315
Poland 1.6%
Other Securities		1.6	23,059,493
Russia 4.2%
Gazprom PAO ADR	2,937,625	0.8	10,820,742
LUKOIL PJSC *	267,327	0.7	9,568,366
Magnit PJSC GDR - Reg'd	159,041	0.4	5,327,873
Sberbank of Russia PJSC *	5,186,001	0.5	7,394,439
Other Securities		1.8	26,804,120
		4.2	59,915,540
South Africa 8.7%
MTN Group Ltd.	908,738	0.5	7,702,877
Naspers Ltd., N Shares	223,785	1.9	26,721,105
Sasol Ltd.	286,339	0.5	7,748,344
Steinhoff International Holdings N.V.	1,284,109	0.5	6,890,385
Other Securities		5.3	75,536,452
		8.7	124,599,163
Taiwan 15.4%
Chunghwa Telecom Co., Ltd. ADR	200,135	0.4	6,282,238
CTBC Financial Holding Co., Ltd.	9,653,623	0.3	4,705,967
Delta Electronics, Inc.	1,165,148	0.3	4,715,708
Formosa Chemicals & Fibre Corp.	2,396,008	0.4	5,393,037
Formosa Plastics Corp.	2,545,560	0.4	6,051,373
Hon Hai Precision Industry Co., Ltd.	7,226,969	1.2	16,962,674
MediaTek, Inc.	782,713	0.4	5,558,506
Nan Ya Plastics Corp.	3,000,816	0.4	5,761,075
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,377,466	3.9	55,989,324
Other Securities		7.7	108,204,850
		15.4	219,624,752
Thailand 2.9%
Other Securities		2.9	41,643,064
Turkey 1.8%
Other Securities		1.8	25,802,800
United Arab Emirates 1.1%
Other Securities		1.1	15,576,610
Total Common Stock
(Cost $1,689,219,473)			1,396,071,984

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 1.9% of net assets
Brazil 1.5%
Banco Bradesco S.A.	1,377,270	0.5	7,385,958
Other Securities		1.0	13,633,573
		1.5	21,019,531
Colombia 0.1%
Other Securities		0.1	1,149,832
Russia 0.3%
Other Securities		0.3	4,349,658
Total Preferred Stock
(Cost $53,667,422)			26,519,021

Rights 0.0% of net assets
Brazil 0.0%
Other Securities		0.0	5,769
Total Rights
(Cost $—)			5,769

Other Investment Companies 0.6% of net assets
United States 0.6%
Money Market Fund 0.2%
Other Securities		0.2	2,318,573
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (d)		0.4	6,185,448
Total Other Investment Companies
(Cost $8,504,021)			8,504,021

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $1,769,739,292 and the unrealized appreciation and depreciation were $52,663,535 and ($391,302,032), respectively, with a net unrealized depreciation of ($338,638,497).

32    See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,779,464.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,383,431 or 0.4% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $1,559,647 or 0.1% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 2/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	50	1,855,250	37,879

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,016,372,451	$—	$—	$1,016,372,451
China	369,362,662	—	1,746,280	371,108,942
Colombia	7,674,532	—	916,059	8,590,591
Preferred Stock[1]	26,519,021	—	—	26,519,021
Rights [1]	5,769	—	—	5,769
Other Investment Companies[1]	8,504,021	—	—	8,504,021
Total	$1,428,438,456	$—	$2,662,339	$1,431,100,795
Other Financial Instruments
Futures Contracts[2]	$37,879	$—	$—	$37,879
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock
China	$4,014,121	$60,293	$424,761	$416,806	($812,906)	$1,343,335	($3,700,130)	$1,746,280
Colombia	—	—	187,705	159,171	—	569,183	—	916,059
Pakistan	137,863	(37,191)	24,718	—	(125,390)	—	—	—
Total	$4,151,984	$23,102	$637,184	$575,977	($938,296)	$1,912,518	($3,700,130)	$2,662,339
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 29, 2016 was $465,478.
See financial notes    33

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
The funds policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers between Level 1 and Level 3 for the period ended February 29, 2016. Transfers from Level 1 to Level 3 are a result of fair valued securities for which no quoted value was available. Transfers from Level 3 to Level 1 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. There were no transfers between Level 1 and Level 2 for the period ended February 29, 2016.
34    See financial notes

Schwab Emerging Markets Equity ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $1,745,205,468) including securities on loan of $5,779,464		$1,424,915,347
Collateral invested for securities on loan, at value (cost $6,185,448)	+	6,185,448
Total investments, at value (cost $1,751,390,916)		1,431,100,795
Cash		280,369
Deposit with broker for futures contracts		135,000
Foreign currency, at value (cost $579,045)		578,898
Receivables:
Investments sold		2,021,125
Dividends		1,493,017
Income from securities on loan		31,443
Foreign tax reclaims		17,411
Variation margin on futures contracts		16,250
Interest	+	529
Total assets		1,435,674,837
Liabilities
Collateral held for securities on loan		6,185,448
Payables:
Investments bought		2,099,447
Investment adviser fees		39,671
Accrued expenses	+	55,323
Total liabilities		8,379,889
Net Assets
Total assets		1,435,674,837
Total liabilities	–	8,379,889
Net assets		$1,427,294,948
Net Assets by Source
Capital received from investors		1,915,767,774
Distributions in excess of net investment income		(2,230,286)
Net realized capital losses		(165,976,007)
Net unrealized capital depreciation		(320,266,533)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,427,294,948		77,800,000		$18.35

See financial notes    35

Schwab Emerging Markets Equity ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,057,380)		$10,985,999
Securities on loan	+	134,546
Total investment income		11,120,545
Expenses
Investment adviser fees		967,544
Proxy fees	+	55,659
Total expenses	–	1,023,203
Net investment income		10,097,342
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(36,627,587)
Net realized losses on futures contracts		(278,108)
Net realized losses on foreign currency transactions	+	(397,089)
Net realized losses		(37,302,784)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gain tax of $1,325,702)		(121,267,236)
Net change in unrealized appreciation (depreciation) on futures contracts		103,338
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	74,004
Net change in unrealized appreciation (depreciation)	+	(121,089,894)
Net realized and unrealized losses		(158,392,678)
Decrease in net assets resulting from operations		($148,295,336)
36    See financial notes

Schwab Emerging Markets Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$10,097,342	$34,615,796
Net realized losses		(37,302,784)	(47,156,730)
Net change in unrealized appreciation (depreciation)	+	(121,089,894)	(323,977,692)
Decrease in net assets resulting from operations		(148,295,336)	(336,518,626)
Distributions to Shareholders
Distributions from net investment income		($35,546,040)	($32,001,840)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,500,000	$334,396,367	15,600,000	$393,111,059
Shares redeemed	+	—	—	(900,000)	(21,690,338)
Net transactions in fund shares		16,500,000	$334,396,367	14,700,000	$371,420,721
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,300,000	$1,276,739,957	46,600,000	$1,273,839,702
Total increase	+	16,500,000	150,554,991	14,700,000	2,900,255
End of period		77,800,000	$1,427,294,948	61,300,000	$1,276,739,957
Distributions in excess of net investment income/ Net investment income not yet distributed			($2,230,286)		$23,218,412
See financial notes    37

Schwab International Equity ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. REIT ETF™
Schwab International Equity ETF	Schwab U.S. TIPS ETF™
Schwab International Small-Cap Equity ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab Emerging Markets Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Broad Market ETF™	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Large-Cap ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about United States underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
38

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and
39

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 29, 2016 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues through October 2, 2015. For the subsequent period through November 30, 2015, the total costs and expenses to be paid to the unaffiliated lending agents range from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 29, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2016, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the
40

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
41

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 29, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Large- and Mid-Cap Risk. Certain funds invest in large- and mid-cap stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more susceptible to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap stocks fall behind other types of investments—small-cap stocks, for instance—a fund’s large- and mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large- or mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs), and European Depositary receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets,
42

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a large percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market
43

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.08%	0.18%	0.14%
Subsequent to the reporting period ended February 29, 2016, and effective March 1, 2016, the management fee of the Schwab International Small-Cap Equity ETF has been reduced to 0.16%.
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 29, 2016, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.1%	0.2%	0.2%
Schwab VIT Balanced with Growth Portfolio	0.4%	0.5%	0.4%
Schwab VIT Growth Portfolio	0.5%	0.9%	0.6%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
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Schwab International Equity ETFs
Financial Notes, unaudited (continued)
6. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to an uncommitted line of credit of $100 million with State Street. Effective October 8, 2015, the previous line of credit was terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at February 29, 2016 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 29, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab International Equity ETF	$8,994,163	109
Schwab Emerging Markets Equity ETF	2,102,254	53
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2016, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab International Equity ETF	$128,882,717	$157,527,432
Schwab International Small-Cap Equity ETF	70,956,206	71,217,540
Schwab Emerging Markets Equity ETF	252,393,576	84,234,258
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are
45

Schwab International Equity ETFs
Financial Notes, unaudited (continued)
10. In-Kind Transactions (continued):
subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 29, 2016 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$1,045,362,297	$—
Schwab International Small-Cap Equity ETF	83,962,272	11,063,801
Schwab Emerging Markets Equity ETF	143,055,053	—
For the period ended February 29, 2016, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2016 are disclosed in the funds' Statements of Operations.
11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration*	73,824,638	38,302,411	118,710,606
Total	$76,170,512	$38,517,956	$119,802,010
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (the “Funds’’). In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on September 2, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at this meeting and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to select peers and relevant indices/benchmarks, in light of total return, yield (if applicable), and market trends. As part of this review, the Trustees considered the criteria for selecting the peers. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable

47

exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Strategic Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	692,669,185.464	115,543,246.417
Marie A. Chandoha	792,077,989.887	16,134,441.994
Joseph R. Martinetto	791,795,082.163	16,417,349.718
Robert W. Burns	792,580,288.687	15,632,143.194
John F. Cogan	760,202,566.290	48,009,865.591
Stephen T. Kochis	791,955,734.563	16,256,697.318
David L. Mahoney	790,582,269.572	17,630,162.309
Kiran M. Patel	791,333,584.438	16,878,847.443
Kimberly S. Patmore	792,462,618.902	15,749,812.979
Charles A. Ruffel	792,425,735.968	15,786,695.913
Gerald B. Smith	791,728,903.579	16,483,528.302
Joseph H. Wender	790,699,630.035	17,512,801.846
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Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
53

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
54

market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
55

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54790-06
00162646

Semiannual report dated February 29, 2016, enclosed.
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap
Growth ETF™
Schwab U.S. Large-Cap
Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend
Equity ETF™

This wrapper is not part of the shareholder report.

Schwab U.S. Equity ETFs
Semiannual Report
February 29, 2016
Schwab U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap
Growth ETF
Schwab U.S. Large-Cap
Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend
Equity ETF

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 29, 2016
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	-2.75%
NAV Return[1]	-2.69%
Dow Jones U.S. Broad Stock Market Index	-2.67%
ETF Category: Morningstar Large Blend[2]	-1.43%
Performance Details	page 8

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	-1.98%
NAV Return[1]	-1.90%
Dow Jones U.S. Large-Cap Total Stock Market Index	-1.86%
ETF Category: Morningstar Large Blend[2]	-1.43%
Performance Details	page 9

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	-4.80%
NAV Return[1]	-4.76%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-4.77%
ETF Category: Morningstar Large Growth[2]	-4.27%
Performance Details	page 10

Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	0.83%
NAV Return[1]	0.95%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	1.03%
ETF Category: Morningstar Large Value[2]	0.71%
Performance Details	page 11
Total Returns for the 6 Months Ended February 29, 2016
Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	-6.74%
NAV Return[1]	-6.69%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-6.71%
ETF Category: Morningstar Mid-Cap Blend[2]	-7.04%
Performance Details	page 12

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	-9.19%
NAV Return[1]	-9.14%
Dow Jones U.S. Small-Cap Total Stock Market Index	-9.14%
ETF Category: Morningstar Small Blend[2]	-8.19%
Performance Details	page 13

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	5.58%
NAV Return[1]	5.66%
Dow Jones U.S. Dividend 100TM Index	5.73%
ETF Category: Morningstar Large Value[2]	0.71%
Performance Details	page 14
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Indices are products of S& P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indices are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab U.S. Equity ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The past six months have been a challenging period for equities across all asset classes and geographies. Volatility was a consistent theme for much of the period, both in the U.S. and abroad. For instance, the difference between the high and low points over the six-month reporting period for the S&P 500® Index was more than 10%, and the swings have been more pronounced for select markets outside the U.S.
What’s notable about the increase in volatility over the reporting period is the variety of factors behind it. China’s slowing economy and its impact on global trade, the Federal Reserve’s long-awaited decision to begin raising short-term interest rates, and the sharp decline in oil prices are but a few of the factors that have triggered this volatility.
Dramatic moves in the market can prompt investors to question their strategy and second-guess their commitment to staying invested in stocks. But research shows that over virtually all periods of time, investors who take the long view—and stay invested in the market—have seen positive long-term results. Timing the market, trying to move in or out of investments based on predictions of where the market will move, is difficult for even the most seasoned professionals. And, moving in and out of the stock market means that you could miss out on some of the best days, which can exact a toll on returns.
Asset Class Performance Comparison % returns during the six months ended 2/29/2016

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab U.S. Equity ETFs3

From the President continued

One of the most important steps you can take to help manage the risk of volatile markets is to ensure your portfolio is diversified.

One of the most important steps you can take to help manage the risk of volatile markets is to ensure your portfolio is diversified. At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios. We believe that the Schwab U.S. Equity ETFs help fulfill this role by giving investors exposure to a varied selection of domestic stocks.
At Charles Schwab Investment Management, we offer a variety of equity ETFs that are designed to track their respective indices and for the six-month reporting period, the performances of the Schwab U.S. Equity ETFs were generally aligned with their indices. While most stock markets felt the negative impacts of increased volatility during this time, certain equity classes—including U.S. dividend-paying stocks and U.S. large-cap value stocks—bucked this trend and delivered positive performances.
Our ETFs are also available at some of the lowest operating expense ratios in the industry. We recognize that investor dollars that go toward paying fees are dollars that aren’t being invested and enjoying the benefits of compounding over time. That’s why we are committed to providing our clients with low-cost funds that help their dollars to go further.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab U.S. Equity ETFs, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

4Schwab U.S. Equity ETFs

The Investment Environment
Over the six-month reporting period ended February 29, 2016, most equity markets generated negative returns as heightened volatility continued around the globe. Low and sub-zero interest rates, stalling global economic growth, and sharp selloffs in oil and commodities were large drivers of markets fluctuations, where volatility has become the new normal.
The S&P 500® Index, a bellwether for the overall U.S. stock market, returned -0.92%, while the Dow Jones U.S. Mid-Cap Total Stock Market Index and the Dow Jones U.S. Small-Cap Total Stock Market Index returned -6.71% and -9.14%, respectively. Outside the U.S., the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned -9.48%, while the MSCI Emerging Markets (Net) Index returned -9.71%. For the six-month reporting period, the Schwab U.S. Equity ETFs tracked their respective indices, though most generated negative returns. The Schwab U.S. Dividend Equity ETF and the Schwab U.S. Large-Cap Value ETF were the exceptions, with returns of 5.58% and 0.83%, respectively.
Speculation surrounding a potential rise in short-term interest rates in the U.S. was a significant contributor to market volatility during much of the reporting period. After leaving rates in the target range of 0.00% to 0.25% at both its September and October meetings, the Federal Reserve (the Fed) raised the federal funds rate to a range of 0.25% to 0.50% at its meeting in December. This was the first short-term rate increase by the central bank in almost 10 years, with the last increase occurring in mid-2006. Though inflation remained below the target of 2%, the Fed cited strengthening economic indicators and expanding economic activity as support for this rate increase. The Fed also noted that they believed the risks related to a weak global economy had receded, and that any subsequent increases to the federal funds rate would be measured and gradual.
While the U.S. took additional steps toward a tighter monetary policy, many other central banks took the opposite approach and increased their accommodative policy measures. The People’s Bank of China lowered its interest rate twice during the reporting period, while the Bank of Japan (the BOJ) cut short-term interest rates to below 0.00%. Both the BOJ and the European Central Bank (the ECB) expanded their quantitative easing programs, and many central banks, including the ECB, maintained interest rates at or near 0.00%. These differences between the Fed and central banks outside the U.S. highlighted the ongoing divergence in monetary policies, and also supported a strong U.S. dollar and contributed to increased volatility in both currencies and stocks.
As the reporting period progressed, the chance of a second U.S. rate hike in the near future became less and less likely. Global growth remained weak and unsteady, and stock markets in the U.S. did not rebound as expected in response to the first interest rate increase as other factors counteracted this change in monetary policy. During her congressional testimony in February, Fed Chair Janet Yellen was questioned about the possibility of a negative federal funds rate. Though the Fed had just raised short-term rates in December, Yellen acknowledged that while it was unlikely, a negative federal funds rate was an option if U.S. economic conditions worsened significantly. While no additional moves in either direction had been made as of the end of the reporting period, the mention of negative rates was enough to send stocks and oil downward, widen the spread on corporate bonds, and increase currency volatility.
During the reporting period, currency devaluations and China’s economic slowdown contributed to weak global economic growth. As China is the second largest consumer of oil after the U.S., concerns surrounding the lessening demand in China drove oil prices drastically lower over the reporting period. As overall demand for oil failed to keep pace with supply, excess reserves resulted across the globe. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite excess supply, causing oil prices to drop even further. Oil prices rallied in February as discussions surrounding a production cap progressed between OPEC and non-members, though no decision was made by the end of the reporting period.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab U.S. Equity ETFs5

The Investment Environment continued
Low and volatile oil and commodity prices weighed most heavily on the Energy and Financial sectors. Fears that falling prices would disrupt the high-yield corporate credit market were reflected in the downward movement of stocks in these sectors. Many financial institutions were also negatively affected by oil and commodity price fluctuations, as credit spreads widened and losses from loans to energy firms weighed on returns. On the opposite side of the spectrum, the Utilities and the Telecommunication Services sectors outperformed, as these sectors are generally less susceptible to market volatility.
6Schwab U.S. Equity ETFs

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Schwab U.S. Equity ETFs7

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	-2.75%	-7.93%	9.61%	12.62%
NAV Return[2]	-2.69%	-7.91%	9.64%	12.63%
Dow Jones U.S. Broad Stock Market Index	-2.67%	-7.86%	9.60%	12.66%
ETF Category: Morningstar Large Blend[3]	-1.43%	-7.13%	9.65%	12.18%
Fund Expense Ratio4: 0.03%

Statistics
Number of Holdings	2,079
Weighted Average Market Cap (millions)	$108,717
Price/Earnings Ratio (P/E)	23.8
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[5,6]	4%
Sector Weightings % of Investments
Information Technology	19.6%
Financials	17.3%
Health Care	14.1%
Consumer Discretionary	13.6%
Industrials	10.7%
Consumer Staples	9.4%
Energy	5.9%
Utilities	3.5%
Materials	3.1%
Telecommunication Services	2.5%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Apple, Inc.	2.6%
Microsoft Corp.	2.0%
Exxon Mobil Corp.	1.6%
Johnson & Johnson	1.4%
General Electric Co.	1.3%
Berkshire Hathaway, Inc., Class B	1.2%
Facebook, Inc., Class A	1.2%
AT&T, Inc.	1.1%
Wells Fargo & Co.	1.1%
The Procter & Gamble Co.	1.1%
Total	14.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
8Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	-1.98%	-7.08%	9.80%	12.50%
NAV Return[2]	-1.90%	-7.11%	9.83%	12.51%
Dow Jones U.S. Large-Cap Total Stock Market Index	-1.86%	-7.06%	9.91%	12.60%
ETF Category: Morningstar Large Blend[3]	-1.43%	-7.13%	9.65%	12.18%
Fund Expense Ratio4: 0.03%

Statistics
Number of Holdings	758
Weighted Average Market Cap (millions)	$121,063
Price/Earnings Ratio (P/E)	22.3
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[5,6]	3%
Sector Weightings % of Investments
Information Technology	20.1%
Financials	16.1%
Health Care	14.4%
Consumer Discretionary	13.5%
Industrials	10.3%
Consumer Staples	10.1%
Energy	6.2%
Utilities	3.4%
Materials	2.9%
Telecommunication Services	2.7%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Apple, Inc.	2.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	1.8%
Johnson & Johnson	1.6%
General Electric Co.	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Facebook, Inc., Class A	1.3%
AT&T, Inc.	1.2%
Wells Fargo & Co.	1.2%
The Procter & Gamble Co.	1.2%
Total	16.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs9

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	-4.80%	-8.63%	10.44%	12.48%
NAV Return[2]	-4.76%	-8.57%	10.43%	12.49%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	-4.77%	-8.56%	10.52%	12.60%
ETF Category: Morningstar Large Growth[3]	-4.27%	-8.12%	11.40%	12.88%
Fund Expense Ratio4: 0.06%

Statistics
Number of Holdings	419
Weighted Average Market Cap (millions)	$123,275
Price/Earnings Ratio (P/E)	25.2
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate[5,6]	6%
Sector Weightings % of Investments
Information Technology	27.7%
Consumer Discretionary	20.1%
Health Care	16.9%
Industrials	11.5%
Financials	11.2%
Consumer Staples	4.7%
Energy	4.0%
Materials	2.6%
Telecommunication Services	0.4%
Utilities	0.1%
Other	0.8%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Apple, Inc.	6.1%
Berkshire Hathaway, Inc., Class B	2.8%
Facebook, Inc., Class A	2.7%
Amazon.com, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Alphabet, Inc., Class C	2.3%
The Home Depot, Inc.	1.8%
The Walt Disney Co.	1.6%
Visa, Inc., Class A	1.6%
Comcast Corp., Class A	1.6%
Total	25.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
10Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	0.83%	-5.81%	9.12%	10.78%
NAV Return[2]	0.95%	-5.70%	9.14%	10.79%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	1.03%	-5.63%	9.27%	10.95%
ETF Category: Morningstar Large Value[3]	0.71%	-6.20%	9.66%	11.51%
Fund Expense Ratio4: 0.06%

Statistics
Number of Holdings	341
Weighted Average Market Cap (millions)	$118,979
Price/Earnings Ratio (P/E)	20.3
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5,6]	5%
Sector Weightings % of Investments
Financials	20.3%
Consumer Staples	15.2%
Information Technology	12.8%
Health Care	11.8%
Industrials	9.5%
Energy	8.2%
Consumer Discretionary	7.3%
Utilities	6.5%
Telecommunication Services	4.8%
Materials	3.2%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Microsoft Corp.	4.3%
Exxon Mobil Corp.	3.5%
Johnson & Johnson	3.1%
General Electric Co.	2.9%
AT&T, Inc.	2.4%
Wells Fargo & Co.	2.3%
The Procter & Gamble Co.	2.3%
JPMorgan Chase & Co.	2.2%
Verizon Communications, Inc.	2.2%
Pfizer, Inc.	1.9%
Total	27.1%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S& P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs11

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	-6.74%	-10.65%	9.00%	9.72%
NAV Return[2]	-6.69%	-10.66%	8.99%	9.71%
Dow Jones U.S. Mid-Cap Total Stock Market Index	-6.71%	-10.67%	9.04%	9.77%
ETF Category: Morningstar Mid-Cap Blend[3]	-7.04%	-12.99%	7.70%	8.52%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	504
Weighted Average Market Cap (millions)	$5,906
Price/Earnings Ratio (P/E)	34.1
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5,6]	18%
Sector Weightings % of Investments
Financials	25.4%
Industrials	15.5%
Consumer Discretionary	14.7%
Information Technology	13.6%
Health Care	9.3%
Utilities	6.6%
Materials	5.4%
Energy	3.9%
Consumer Staples	2.8%
Telecommunication Services	0.5%
Other	2.3%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Willis Towers Watson plc	0.7%
Realty Income Corp.	0.7%
American Water Works Co., Inc.	0.5%
Mattel, Inc.	0.5%
CMS Energy Corp.	0.5%
KLA-Tencor Corp.	0.5%
Ulta Salon, Cosmetics & Fragrance, Inc.	0.5%
Federal Realty Investment Trust	0.5%
Extra Space Storage, Inc.	0.5%
Harris Corp.	0.4%
Total	5.3%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
12Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	-9.19%	-14.19%	7.31%	13.04%
NAV Return[2]	-9.14%	-14.12%	7.34%	13.05%
Dow Jones U.S. Small-Cap Total Stock Market Index	-9.14%	-14.14%	7.32%	13.10%
ETF Category: Morningstar Small Blend[3]	-8.19%	-13.54%	6.88%	12.28%
Fund Expense Ratio4: 0.08%

Statistics
Number of Holdings	1,745
Weighted Average Market Cap (millions)	$2,414
Price/Earnings Ratio (P/E)	77.2
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[5,6]	8%
Sector Weightings % of Investments
Financials	26.0%
Information Technology	16.1%
Consumer Discretionary	13.5%
Industrials	13.1%
Health Care	11.8%
Materials	4.8%
Utilities	3.7%
Energy	3.5%
Consumer Staples	3.2%
Telecommunication Services	0.7%
Other	3.6%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Huntington Ingalls Industries, Inc.	0.3%
Teleflex, Inc.	0.3%
Equity LifeStyle Properties, Inc.	0.3%
Ingram Micro, Inc., Class A	0.3%
STERIS plc	0.3%
Diamondback Energy, Inc.	0.2%
Lennox International, Inc.	0.2%
CBOE Holdings, Inc.	0.2%
ServiceMaster Global Holdings, Inc.	0.2%
CubeSmart	0.2%
Total	2.5%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks are subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab U.S. Equity ETFs13

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of 02/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	5.58%	-3.75%	10.56%	13.16%
NAV Return[2]	5.66%	-3.60%	10.56%	13.18%
Dow Jones U.S. Dividend 100 Index	5.73%	-3.51%	10.67%	13.33%
ETF Category: Morningstar Large Value[3]	0.71%	-6.20%	9.48%	12.79%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	101
Weighted Average Market Cap (millions)	$140,505
Price/Earnings Ratio (P/E)	19.9
Price/Book Ratio (P/B)	3.7
Portfolio Turnover Rate[5,6]	4%
Sector Weightings % of Investments
Consumer Staples	24.0%
Information Technology	18.3%
Industrials	13.9%
Health Care	11.4%
Energy	11.1%
Consumer Discretionary	10.2%
Telecommunication Services	5.0%
Materials	3.2%
Financials	1.8%
Utilities	0.7%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Verizon Communications, Inc.	5.0%
Exxon Mobil Corp.	4.8%
The Procter & Gamble Co.	4.7%
Johnson & Johnson	4.7%
Microsoft Corp.	4.2%
Pfizer, Inc.	4.2%
The Coca-Cola Co.	4.1%
The Home Depot, Inc.	3.8%
Chevron Corp.	3.8%
PepsiCo, Inc.	3.5%
Total	42.8%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
14Schwab U.S. Equity ETFs

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2015 and held through February 29, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/15	Ending Account Value (Net of Expenses) at 2/29/16	Expenses Paid During Period[2] 9/1/15–2/29/16
Schwab U.S. Broad Market ETF
Actual Return	0.03%	$1,000.00	$ 973.10	$ 0.15
Hypothetical 5% Return	0.03%	$1,000.00	$ 1,024.75	$ 0.15
Schwab U.S. Large-Cap ETF
Actual Return	0.03%	$1,000.00	$ 981.00	$ 0.15
Hypothetical 5% Return	0.03%	$1,000.00	$ 1,024.75	$ 0.15
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.06%	$1,000.00	$ 952.40	$ 0.29
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.60	$0.30
Schwab U.S. Large-Cap Value ETF
Actual Return	0.06%	$1,000.00	$1,009.50	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.60	$0.30
Schwab U.S. Mid-Cap ETF
Actual Return	0.07%	$1,000.00	$ 933.10	$ 0.34
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.55	$ 0.35
Schwab U.S. Small-Cap ETF
Actual Return	0.08%	$1,000.00	$ 908.60	$0.38
Hypothetical 5% Return	0.08%	$1,000.00	$ 1,024.50	$0.40
Schwab U.S. Dividend Equity ETF
Actual Return	0.07%	$1,000.00	$1,056.60	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.55	$ 0.35
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
Schwab U.S. Equity ETFs15

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$48.02	$48.75	$39.79	$33.84	$29.47	$25.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.99	0.85	0.80	0.65	0.56
Net realized and unrealized gains (losses)	(1.79)	(0.79)	8.93	5.92	4.32	4.32
Total from investment operations	(1.27)	0.20	9.78	6.72	4.97	4.88
Less distributions:
Distributions from net investment income	(0.49)	(0.93)	(0.82)	(0.77)	(0.60)	(0.52)
Net asset value at end of period	$46.26	$48.02	$48.75	$39.79	$33.84	$29.47
Total return	(2.69%) [2]	0.33%	24.77%	20.12%	17.07%	19.41%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3],[4]	0.04%	0.04%	0.04%	0.06%	0.06%
Net investment income (loss)	2.20% [4]	1.98%	1.90%	2.15%	2.06%	1.83%
Portfolio turnover rate[5]	4%	3%	4%	4%	5%	3%
Net assets, end of period (x 1,000)	$5,371,314	$4,919,185	$3,654,037	$2,182,671	$1,072,825	$742,651

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/29/16 is a blended ratio. (See financial note 4)
4
Annualized (except for proxy costs).
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
16    See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	5,022,714,192	5,357,420,570
0.0%	Rights	61,021	57,797
0.9%	Other Investment Companies	46,452,239	46,452,239
100.6%	Total Investments	5,069,227,452	5,403,930,606
(0.6%)	Other Assets and Liabilities, Net		(32,616,712)
100.0%	Net Assets		5,371,313,894

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	56,924,363
Banks 5.5%
Bank of America Corp.	2,702,052	0.6	33,829,691
Citigroup, Inc.	774,183	0.6	30,077,010
JPMorgan Chase & Co.	961,905	1.0	54,155,251
Wells Fargo & Co.	1,225,409	1.1	57,496,190
Other Securities		2.2	117,281,958
		5.5	292,840,100
Capital Goods 7.5%
3M Co.	161,661	0.5	25,359,761
General Electric Co.	2,470,326	1.3	71,985,300
Honeywell International, Inc.	200,774	0.4	20,348,445
Other Securities		5.3	284,523,793
		7.5	402,217,299
Commercial & Professional Services 1.1%
Other Securities		1.1	57,454,612
Consumer Durables & Apparel 1.7%
NIKE, Inc., Class B	350,320	0.4	21,576,209
Other Securities		1.3	71,031,480
		1.7	92,607,689
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.4%
McDonald's Corp.	239,724	0.5	28,093,256
Starbucks Corp.	386,884	0.4	22,520,518
Other Securities		1.5	78,677,097
		2.4	129,290,871
Diversified Financials 4.5%
Berkshire Hathaway, Inc., Class B *	491,912	1.2	65,999,833
The Charles Schwab Corp. (b)	306,879	0.1	7,687,319
Other Securities		3.2	165,806,850
		4.5	239,494,002
Energy 5.9%
Chevron Corp.	491,999	0.8	41,052,397
Exxon Mobil Corp.	1,088,585	1.6	87,250,088
Schlumberger Ltd.	326,780	0.4	23,436,662
Other Securities		3.1	165,381,466
		5.9	317,120,613
Food & Staples Retailing 2.2%
CVS Health Corp.	288,205	0.5	28,004,880
Wal-Mart Stores, Inc.	411,058	0.5	27,269,588
Other Securities		1.2	60,994,763
		2.2	116,269,231
Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	513,456	0.6	31,613,486
PepsiCo, Inc.	379,745	0.7	37,146,656
Philip Morris International, Inc.	405,843	0.7	36,943,888
The Coca-Cola Co.	1,023,440	0.8	44,140,967
Other Securities		2.5	135,881,727
		5.3	285,726,724
Health Care Equipment & Services 5.2%
Medtronic plc	367,512	0.5	28,441,754
UnitedHealth Group, Inc.	250,347	0.6	29,816,328
Other Securities		4.1	219,738,511
		5.2	277,996,593
Household & Personal Products 1.9%
The Procter & Gamble Co.	710,993	1.1	57,085,628
Other Securities		0.8	47,270,930
		1.9	104,356,558
Insurance 3.0%
Other Securities		3.0	160,917,623
Materials 3.1%
Other Securities		3.1	167,154,191
Media 3.2%
Comcast Corp., Class A	640,035	0.7	36,949,221
The Walt Disney Co.	399,876	0.7	38,196,156
Other Securities		1.8	98,140,973
		3.2	173,286,350

See financial notes    17

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	426,149	0.4	23,271,997
Allergan plc *	103,983	0.6	30,166,508
Amgen, Inc.	196,442	0.5	27,949,768
Bristol-Myers Squibb Co.	437,436	0.5	27,090,411
Celgene Corp. *	204,810	0.4	20,650,992
Gilead Sciences, Inc.	376,591	0.6	32,857,565
Johnson & Johnson	723,796	1.4	76,150,577
Merck & Co., Inc.	727,472	0.7	36,526,369
Pfizer, Inc.	1,618,747	0.9	48,028,223
Other Securities		2.9	156,953,947
		8.9	479,646,357
Real Estate 4.3%
Other Securities		4.3	232,997,622
Retailing 5.2%
Amazon.com, Inc. *	100,463	1.0	55,507,817
The Home Depot, Inc.	329,977	0.8	40,956,745
Other Securities		3.4	180,919,535
		5.2	277,384,097
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	1,233,586	0.7	36,501,810
Other Securities		1.9	105,687,942
		2.6	142,189,752
Software & Services 11.8%
Alphabet, Inc., Class A *	76,425	1.0	54,813,538
Alphabet, Inc., Class C *	77,707	1.0	54,221,613
Facebook, Inc., Class A *	593,059	1.2	63,409,868
International Business Machines Corp.	233,148	0.6	30,549,382
MasterCard, Inc., Class A	256,206	0.4	22,269,426
Microsoft Corp.	2,086,003	2.0	106,135,833
Oracle Corp.	834,520	0.6	30,693,646
Visa, Inc., Class A	510,883	0.7	36,982,820
Other Securities		4.3	237,018,965
		11.8	636,095,091
Technology Hardware & Equipment 5.2%
Apple, Inc.	1,457,918	2.6	140,966,091
Cisco Systems, Inc.	1,314,802	0.6	34,421,516
Other Securities		2.0	105,417,253
		5.2	280,804,860
Telecommunication Services 2.5%
AT&T, Inc.	1,608,983	1.1	59,451,922
Verizon Communications, Inc.	1,067,516	1.0	54,155,087
Other Securities		0.4	20,459,306
		2.5	134,066,315
Transportation 2.1%
Other Securities		2.1	113,727,860
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.5%
Other Securities		3.5	186,851,797
Total Common Stock
(Cost $5,022,714,192)			5,357,420,570

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	39,530
Telecommunication Services 0.0%
Other Securities		0.0	18,267
Total Rights
(Cost $61,021)			57,797

Other Investment Companies 0.9% of net assets
Money Market Fund 0.0%
Other Securities		0.0	1,520,608
Securities Lending Collateral 0.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (e)		0.9	44,931,631
Total Other Investment Companies
(Cost $46,452,239)			46,452,239

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $5,071,222,412 and the unrealized appreciation and depreciation were $664,931,003 and ($332,222,809), respectively, with a net unrealized appreciation of $332,708,194.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,220,108.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $57,797 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

18    See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	100	9,647,500	233,182

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,793,697,253	$—	$—	$4,793,697,253
Food, Beverage & Tobacco	285,374,717	—	352,007	285,726,724
Health Care Equipment & Services	276,445,517	—	1,551,076	277,996,593
Rights [1]	—	—	57,797	57,797
Other Investment Companies[1]	46,452,239	—	—	46,452,239
Total	$5,401,969,726	$—	$1,960,880	$5,403,930,606
Other Financial Instruments
Futures Contracts[2]	$233,182	$—	$—	$233,182
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock	$—	$36,790	$216,442	$296,671	($74,542)	$1,427,722	$—	$1,903,083
Rights	21,491	—	(3,224)	39,530	—	—	—	57,797
Total	$21,491	$36,790	$213,218	$336,201	($74,542)	$1,427,722	$—	$1,960,880
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 29, 2016 was $244,784.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended February 29, 2016.
See financial notes    19

Schwab U.S. Broad Market ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments in affiliated issuers, at value (cost $7,740,028)		$7,687,319
Investments in unaffiliated issuers, at value (cost $5,016,555,793) including securities on loan of $43,220,108		5,351,311,656
Collateral invested for securities on loan, at value (cost $44,931,631)	+	44,931,631
Total investments, at value (cost $5,069,227,452)		5,403,930,606
Deposit with broker for futures contracts		475,000
Receivables:
Investments sold		36,057
Dividends		11,909,138
Income from securities on loan		107,236
Interest	+	1,213
Total assets		5,416,459,250
Liabilities
Collateral held for securities on loan		44,931,631
Payables:
Investment adviser fees		30,983
Variation margin on futures contracts		66,000
Accrued expenses	+	116,742
Total liabilities		45,145,356
Net Assets
Total assets		5,416,459,250
Total liabilities	–	45,145,356
Net assets		$5,371,313,894
Net Assets by Source
Capital received from investors		4,952,306,393
Net investment income not yet distributed		20,331,957
Net realized capital gains		63,739,208
Net unrealized capital appreciation		334,936,336

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,371,313,894		116,100,000		$46.26

20    See financial notes

Schwab U.S. Broad Market ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$34,770
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,925)		57,589,432
Interest		4,260
Securities on loan	+	485,672
Total investment income		58,114,134
Expenses
Investment adviser fees		884,737
Proxy fees	+	118,023
Total expenses	–	1,002,760
Net investment income		57,111,374
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(25,945,667)
Net realized gains on in-kind redemptions on affiliated issuer		168,954
Net realized gains on in-kind redemptions on unaffiliated investments		92,358,217
Net realized losses on futures contracts	+	(2,251,720)
Net realized gains		64,329,784
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,890,857)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(294,011,160)
Net change in unrealized appreciation (depreciation) on futures contracts	+	230,624
Net change in unrealized appreciation (depreciation)	+	(295,671,393)
Net realized and unrealized losses		(231,341,609)
Decrease in net assets resulting from operations		($174,230,235)
See financial notes    21

Schwab U.S. Broad Market ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$57,111,374	$91,149,398
Net realized gains		64,329,784	135,416,374
Net change in unrealized appreciation (depreciation)	+	(295,671,393)	(225,084,179)
Increase (decrease) in net assets resulting from operations		(174,230,235)	1,481,593
Distributions to Shareholders
Distributions from net investment income		($52,317,065)	($84,285,250)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,950,000	$968,314,594	33,800,000	$1,665,831,746
Shares redeemed	+	(6,300,000)	(289,638,437)	(6,300,000)	(317,879,850)
Net transactions in fund shares		13,650,000	$678,676,157	27,500,000	$1,347,951,896
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		102,450,000	$4,919,185,037	74,950,000	$3,654,036,798
Total increase	+	13,650,000	452,128,857	27,500,000	1,265,148,239
End of period		116,100,000	$5,371,313,894	102,450,000	$4,919,185,037
Net investment income not yet distributed			$20,331,957		$15,537,648
22    See financial notes

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$47.30	$47.99	$39.06	$33.49	$29.11	$24.98
Income (loss) from investment operations:
Net investment income (loss)	0.52 [1]	1.01 [1]	0.83	0.77	0.64	0.53
Net realized and unrealized gains (losses)	(1.40)	(0.77)	8.92	5.56	4.35	4.13
Total from investment operations	(0.88)	0.24	9.75	6.33	4.99	4.66
Less distributions:
Distributions from net investment income	(0.50)	(0.93)	(0.82)	(0.76)	(0.61)	(0.53)
Net asset value at end of period	$45.92	$47.30	$47.99	$39.06	$33.49	$29.11
Total return	(1.90%) [2]	0.43%	25.16%	19.17%	17.36%	18.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3],[4]	0.04%	0.04%	0.04%	0.08%	0.08%
Net investment income (loss)	2.21% [4]	2.04%	1.95%	2.18%	2.10%	1.88%
Portfolio turnover rate[5]	3% [2]	4%	5%	5%	4%	5%
Net assets, end of period (x 1,000)	$5,106,767	$4,329,918	$3,191,644	$1,781,282	$890,808	$615,781

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Effective November 12, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/29/16 is a blended ratio. (See financial note 4)
4
Annualized (except for proxy costs).
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    23

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	4,817,090,332	5,090,346,624
0.6%	Other Investment Companies	30,529,687	30,529,687
100.3%	Total Investments	4,847,620,019	5,120,876,311
(0.3%)	Other Assets and Liabilities, Net		(14,109,194)
100.0%	Net Assets		5,106,767,117

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.0%
Other Securities		1.0	53,157,344
Banks 5.1%
Bank of America Corp.	2,886,550	0.7	36,139,606
Citigroup, Inc.	829,863	0.6	32,240,178
JPMorgan Chase & Co.	1,022,487	1.1	57,566,018
Wells Fargo & Co.	1,292,513	1.2	60,644,710
Other Securities		1.5	73,545,806
		5.1	260,136,318
Capital Goods 7.3%
3M Co.	170,721	0.5	26,781,003
General Electric Co.	2,618,434	1.5	76,301,167
Honeywell International, Inc.	213,801	0.4	21,668,731
Other Securities		4.9	249,701,171
		7.3	374,452,072
Commercial & Professional Services 0.8%
Other Securities		0.8	41,679,818
Consumer Durables & Apparel 1.6%
NIKE, Inc., Class B	376,713	0.5	23,201,754
Other Securities		1.1	60,011,264
		1.6	83,213,018
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.2%
McDonald's Corp.	255,120	0.6	29,897,513
Starbucks Corp.	414,073	0.5	24,103,189
Other Securities		1.1	57,293,669
		2.2	111,294,371
Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	522,390	1.4	70,089,066
The Charles Schwab Corp. (b)	332,199	0.2	8,321,585
Other Securities		3.1	160,950,517
		4.7	239,361,168
Energy 6.2%
Chevron Corp.	521,072	0.9	43,478,248
Exxon Mobil Corp.	1,153,864	1.8	92,482,200
Schlumberger Ltd.	350,226	0.5	25,118,209
Other Securities		3.0	153,766,249
		6.2	314,844,906
Food & Staples Retailing 2.3%
CVS Health Corp.	304,715	0.6	29,609,157
Wal-Mart Stores, Inc.	431,856	0.6	28,649,327
Other Securities		1.1	60,202,022
		2.3	118,460,506
Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	544,259	0.7	33,510,027
PepsiCo, Inc.	404,404	0.8	39,558,799
Philip Morris International, Inc.	430,643	0.8	39,201,432
The Coca-Cola Co.	1,086,222	0.9	46,848,755
Other Securities		2.5	133,265,789
		5.7	292,384,802
Health Care Equipment & Services 5.0%
Medtronic plc	389,926	0.6	30,176,373
UnitedHealth Group, Inc.	263,775	0.6	31,415,602
Other Securities		3.8	192,445,349
		5.0	254,037,324
Household & Personal Products 2.1%
The Procter & Gamble Co.	753,717	1.2	60,515,938
Other Securities		0.9	46,653,625
		2.1	107,169,563
Insurance 2.9%
Other Securities		2.9	147,604,813
Materials 2.9%
Other Securities		2.9	148,003,787
Media 3.4%
Comcast Corp., Class A	674,369	0.8	38,931,322
The Walt Disney Co.	421,803	0.8	40,290,623
Other Securities		1.8	93,072,483
		3.4	172,294,428

24    See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	452,504	0.5	24,711,243
Allergan plc *	109,528	0.6	31,775,168
Amgen, Inc.	208,895	0.6	29,721,581
Bristol-Myers Squibb Co.	462,133	0.6	28,619,897
Celgene Corp. *	216,105	0.4	21,789,867
Gilead Sciences, Inc.	401,108	0.7	34,996,673
Johnson & Johnson	766,689	1.6	80,663,350
Merck & Co., Inc.	775,505	0.8	38,938,106
Pfizer, Inc.	1,714,436	1.0	50,867,316
Other Securities		2.6	135,235,967
		9.4	477,319,168
Real Estate 3.4%
Other Securities		3.4	174,889,213
Retailing 5.3%
Amazon.com, Inc. *	106,764	1.2	58,989,245
The Home Depot, Inc.	353,445	0.9	43,869,593
Other Securities		3.2	167,468,868
		5.3	270,327,706
Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	1,307,081	0.8	38,676,527
Other Securities		1.8	94,715,386
		2.6	133,391,913
Software & Services 12.3%
Alphabet, Inc., Class A *	80,715	1.1	57,890,412
Alphabet, Inc., Class C *	82,657	1.1	57,675,575
Facebook, Inc., Class A *	630,528	1.3	67,416,054
International Business Machines Corp.	249,660	0.6	32,712,950
MasterCard, Inc., Class A	276,258	0.5	24,012,345
Microsoft Corp.	2,216,028	2.2	112,751,505
Oracle Corp.	884,462	0.6	32,530,512
Visa, Inc., Class A	539,908	0.8	39,083,940
Other Securities		4.1	201,285,051
		12.3	625,358,344
Technology Hardware & Equipment 5.2%
Apple, Inc.	1,545,068	2.9	149,392,625
Cisco Systems, Inc.	1,407,157	0.7	36,839,370
Other Securities		1.6	79,956,304
		5.2	266,188,299
Telecommunication Services 2.7%
AT&T, Inc.	1,703,346	1.2	62,938,635
Verizon Communications, Inc.	1,127,340	1.1	57,189,958
Other Securities		0.4	17,544,922
		2.7	137,673,515
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Other Securities		2.2	111,905,139
Utilities 3.4%
Other Securities		3.4	175,199,089
Total Common Stock
(Cost $4,817,090,332)			5,090,346,624

Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
Other Securities		0.1	4,224,273
Securities Lending Collateral 0.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)		0.5	26,305,414
Total Other Investment Companies
(Cost $30,529,687)			30,529,687

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $4,848,778,893 and the unrealized appreciation and depreciation were $554,090,925 and ($281,993,507), respectively, with a net unrealized appreciation of $272,097,418.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,440,741.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	160	15,436,000	468,941

See financial notes    25

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,836,309,300	$—	$—	$4,836,309,300
Health Care Equipment & Services	252,281,650	—	1,755,674	254,037,324
Other Investment Companies[1]	30,529,687	—	—	30,529,687
Total	$5,119,120,637	$—	$1,755,674	$5,120,876,311
Other Financial Instruments
Futures Contracts[2]	$468,941	$—	$—	$468,941
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock	$—	$16,164	$199,216	$337,604	($47,741)	$1,250,431	$—	$1,755,674
Total	$—	$16,164	$199,216	$337,604	($47,741)	$1,250,431	$—	$1,755,674
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 29, 2016 was $225,353.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended February 29, 2016.
26    See financial notes

Schwab U.S. Large-Cap ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments in affiliated issuers, at value (cost $8,603,027)		$8,321,585
Investments in unaffiliated issuers, at value (cost $4,812,711,578) including securities on loan of $25,440,741		5,086,249,312
Collateral invested for securities on loan, at value (cost $26,305,414)	+	26,305,414
Total investments, at value (cost $4,847,620,019)		5,120,876,311
Deposit with broker for futures contracts		665,000
Receivables:
Investments sold		4,533,934
Dividends		11,806,140
Income from securities on loan		51,890
Interest	+	945
Total assets		5,137,934,220
Liabilities
Collateral held for securities on loan		26,305,414
Payables:
Investment adviser fees		29,410
Fund shares redeemed		4,592,417
Variation margin on futures contracts		117,689
Accrued expenses	+	122,173
Total liabilities		31,167,103
Net Assets
Total assets		5,137,934,220
Total liabilities	–	31,167,103
Net assets		$5,106,767,117
Net Assets by Source
Capital received from investors		4,785,200,069
Net investment income not yet distributed		19,242,409
Net realized capital gains		28,599,406
Net unrealized capital appreciation		273,725,233

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,106,767,117		111,200,000		$45.92

See financial notes    27

Schwab U.S. Large-Cap ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$36,618
Dividends received from unaffiliated issuers (net of foreign withholding tax of $1,797)		53,390,764
Interest		2,844
Securities on loan	+	189,784
Total investment income		53,620,010
Expenses
Investment adviser fees		803,934
Proxy fees	+	123,306
Total expenses	–	927,240
Net investment income		52,692,770
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(20,561)
Net realized losses on unaffiliated investments		(26,200,117)
Net realized gains on in-kind redemptions on affiliated issuer		115,788
Net realized gains on in-kind redemptions on unaffiliated investments		61,167,098
Net realized losses on futures contracts	+	(1,319,801)
Net realized gains		33,742,407
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,877,844)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(195,677,915)
Net change in unrealized appreciation (depreciation) on futures contracts	+	634,067
Net change in unrealized appreciation (depreciation)	+	(196,921,692)
Net realized and unrealized losses		(163,179,285)
Decrease in net assets resulting from operations		($110,486,515)
28    See financial notes

Schwab U.S. Large-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$52,692,770	$81,817,643
Net realized gains		33,742,407	138,752,328
Net change in unrealized appreciation (depreciation)	+	(196,921,692)	(244,441,066)
Decrease in net assets resulting from operations		(110,486,515)	(23,871,095)
Distributions to Shareholders
Distributions from net investment income		($48,993,430)	($74,777,650)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,300,000	$1,103,929,949	32,300,000	$1,580,631,648
Shares redeemed	+	(3,650,000)	(167,601,049)	(7,250,000)	(343,709,219)
Net transactions in fund shares		19,650,000	$936,328,900	25,050,000	$1,236,922,429
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,550,000	$4,329,918,162	66,500,000	$3,191,644,478
Total increase	+	19,650,000	776,848,955	25,050,000	1,138,273,684
End of period		111,200,000	$5,106,767,117	91,550,000	$4,329,918,162
Net investment income not yet distributed			$19,242,409		$15,543,069
See financial notes    29

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$51.93	$50.11	$39.60	$34.05	$29.44	$24.21
Income (loss) from investment operations:
Net investment income (loss)	0.30 [1]	0.66 [1]	0.56	0.55	0.36	0.27
Net realized and unrealized gains (losses)	(2.76)	1.79	10.50	5.52	4.59	5.20
Total from investment operations	(2.46)	2.45	11.06	6.07	4.95	5.47
Less distributions:
Distributions from net investment income	(0.29)	(0.63)	(0.55)	(0.52)	(0.34)	(0.24)
Net asset value at end of period	$49.18	$51.93	$50.11	$39.60	$34.05	$29.44
Total return	(4.76%) [2]	4.87%	28.11%	18.02%	16.96%	22.57%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3],[4]	0.07%	0.07%	0.07%	0.13%	0.13%
Net investment income (loss)	1.18% [3]	1.25%	1.29%	1.55%	1.17%	0.93%
Portfolio turnover rate[5]	6% [2]	10%	7%	11%	8%	10%
Net assets, end of period (x 1,000)	$2,399,884	$2,246,101	$1,485,805	$827,613	$475,062	$309,155

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/29/16 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
30    See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,259,214,126	2,395,350,525
0.8%	Other Investment Companies	18,803,361	18,803,361
100.6%	Total Investments	2,278,017,487	2,414,153,886
(0.6%)	Other Assets and Liabilities, Net		(14,270,281)
100.0%	Net Assets		2,399,883,605

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 0.5%
Other Securities		0.5	11,377,519
Banks 0.3%
Other Securities		0.3	6,619,053
Capital Goods 6.2%
3M Co.	165,778	1.1	26,005,595
Caterpillar, Inc.	157,987	0.4	10,695,720
Danaher Corp.	159,788	0.6	14,264,275
The Boeing Co.	169,832	0.8	20,070,746
Other Securities		3.3	78,810,666
		6.2	149,847,002
Commercial & Professional Services 1.1%
Other Securities		1.1	25,506,630
Consumer Durables & Apparel 2.6%
NIKE, Inc., Class B	362,970	0.9	22,355,322
Other Securities		1.7	40,071,718
		2.6	62,427,040
Consumer Services 2.6%
Starbucks Corp.	400,387	1.0	23,306,527
Other Securities		1.6	37,770,621
		2.6	61,077,148
Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 6.5%
American Express Co.	225,842	0.5	12,552,298
Berkshire Hathaway, Inc., Class B *	505,310	2.8	67,797,443
BlackRock, Inc.	33,876	0.4	10,567,957
The Charles Schwab Corp. (b)	323,754	0.3	8,110,038
Other Securities		2.5	57,727,331
		6.5	156,755,067
Energy 4.0%
Schlumberger Ltd.	340,459	1.0	24,417,719
Other Securities		3.0	71,815,540
		4.0	96,233,259
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	117,567	0.7	17,638,577
CVS Health Corp.	298,608	1.2	29,015,739
Walgreens Boots Alliance, Inc.	235,415	0.8	18,583,660
Other Securities		0.2	5,102,189
		2.9	70,340,165
Food, Beverage & Tobacco 1.4%
Other Securities		1.4	33,679,098
Health Care Equipment & Services 7.9%
Express Scripts Holding Co. *	182,365	0.5	12,834,849
Medtronic plc	379,459	1.2	29,366,332
UnitedHealth Group, Inc.	256,479	1.3	30,546,649
Other Securities		4.9	116,931,813
		7.9	189,679,643
Household & Personal Products 0.4%
Other Securities		0.4	10,275,925
Insurance 0.9%
Other Securities		0.9	21,787,214
Materials 2.6%
Monsanto Co.	118,253	0.4	10,641,588
Other Securities		2.2	52,181,046
		2.6	62,822,634
Media 5.0%
Comcast Corp., Class A	657,804	1.6	37,975,025
The Walt Disney Co.	410,403	1.6	39,201,695
Time Warner Cable, Inc.	76,717	0.6	14,642,207
Other Securities		1.2	27,452,967
		5.0	119,271,894
Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Allergan plc *	106,496	1.3	30,895,555
Amgen, Inc.	204,111	1.2	29,040,913
Biogen, Inc. *	59,968	0.6	15,556,899
Celgene Corp. *	211,650	0.9	21,340,669
Gilead Sciences, Inc.	389,376	1.4	33,973,056
Thermo Fisher Scientific, Inc.	107,926	0.6	13,942,960
Other Securities		3.1	73,863,386
		9.1	218,613,438

See financial notes    31

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 3.9%
Simon Property Group, Inc.	83,664	0.7	15,873,571
Other Securities		3.2	77,452,559
		3.9	93,326,130
Retailing 9.6%
Amazon.com, Inc. *	103,682	2.4	57,286,379
Lowe's Cos., Inc.	246,650	0.7	16,656,274
Netflix, Inc. *	115,783	0.5	10,815,290
The Home Depot, Inc.	342,431	1.8	42,502,536
The Priceline Group, Inc. *	13,445	0.7	17,010,748
The TJX Cos., Inc.	180,202	0.6	13,352,968
Other Securities		2.9	72,930,223
		9.6	230,554,418
Semiconductors & Semiconductor Equipment 2.1%
Broadcom Ltd.	104,575	0.6	14,009,913
QUALCOMM, Inc.	404,182	0.9	20,528,404
Other Securities		0.6	15,749,078
		2.1	50,287,395
Software & Services 18.2%
Accenture plc, Class A	168,023	0.7	16,845,986
Adobe Systems, Inc. *	134,833	0.5	11,481,030
Alphabet, Inc., Class A *	78,702	2.4	56,446,649
Alphabet, Inc., Class C *	80,023	2.3	55,837,649
Facebook, Inc., Class A *	612,651	2.7	65,504,645
MasterCard, Inc., Class A	266,758	1.0	23,186,605
Oracle Corp.	862,037	1.3	31,705,721
PayPal Holdings, Inc. *	300,248	0.5	11,451,459
salesforce.com, Inc. *	167,552	0.5	11,351,648
Visa, Inc., Class A	525,223	1.6	38,020,893
Other Securities		4.7	113,778,857
		18.2	435,611,142
Technology Hardware & Equipment 7.6%
Apple, Inc.	1,504,046	6.1	145,426,208
EMC Corp.	524,993	0.6	13,718,067
Other Securities		0.9	23,537,933
		7.6	182,682,208
Telecommunication Services 0.4%
Other Securities		0.4	9,760,664
Transportation 3.9%
Union Pacific Corp.	230,803	0.8	18,201,125
United Parcel Service, Inc., Class B	188,595	0.8	18,208,847
Other Securities		2.3	57,654,841
		3.9	94,064,813
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 0.1%
Other Securities		0.1	2,751,026
Total Common Stock
(Cost $2,259,214,126)			2,395,350,525

Other Investment Companies 0.8% of net assets
Money Market Fund 0.1%
Other Securities		0.1	1,803,391
Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)		0.7	16,999,970
Total Other Investment Companies
(Cost $18,803,361)			18,803,361

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $2,278,912,841 and the unrealized appreciation and depreciation were $285,413,948 and ($150,172,903), respectively, with a net unrealized appreciation of $135,241,045.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,423,687.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ETF —	Exchange-traded fund
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	40	3,859,000	89,970

32    See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,205,670,882	$—	$—	$2,205,670,882
Health Care Equipment & Services	188,008,463	—	1,671,180	189,679,643
Other Investment Companies[1]	18,803,361	—	—	18,803,361
Total	$2,412,482,706	$—	$1,671,180	$2,414,153,886
Other Financial Instruments
Futures Contracts[2]	$89,970	$—	$—	$89,970
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock	$—	$23,709	$191,959	$278,004	($69,204)	$1,246,712	$—	$1,671,180
Total	$—	$23,709	$191,959	$278,004	($69,204)	$1,246,712	$—	$1,671,180
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 29, 2016 was $206,184.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended February 29, 2016.
See financial notes    33

Schwab U.S. Large-Cap Growth ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments in affiliated issuers, at value (cost $8,516,691)		$8,110,038
Investments in unaffiliated issuers, at value (cost $2,252,500,826) including securities on loan of $16,423,687		2,389,043,878
Collateral invested for securities on loan, at value (cost $16,999,970)	+	16,999,970
Total investments, at value (cost $2,278,017,487)		2,414,153,886
Cash		220,250
Deposit with broker for futures contracts		522,500
Receivables:
Investments sold		453,729
Dividends		2,315,575
Income from securities on loan		34,635
Interest	+	524
Total assets		2,417,701,099
Liabilities
Collateral held for securities on loan		16,999,970
Payables:
Investments bought		673,979
Investment adviser fees		27,577
Variation margin on futures contracts		26,400
Accrued expenses	+	89,568
Total liabilities		17,817,494
Net Assets
Total assets		2,417,701,099
Total liabilities	–	17,817,494
Net assets		$2,399,883,605
Net Assets by Source
Capital received from investors		2,225,792,336
Net investment income not yet distributed		4,517,962
Net realized capital gains		33,346,938
Net unrealized capital appreciation		136,226,369

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,399,883,605		48,800,000		$49.18

34    See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$37,833
Dividends received from unaffiliated issuers (net of foreign withholding tax of $3,568)		15,142,092
Interest		1,184
Securities on loan	+	120,949
Total investment income		15,302,058
Expenses
Investment adviser fees		785,795
Proxy fees	+	90,173
Total expenses	–	875,968
Net investment income		14,426,090
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(16,386,947)
Net realized gains on in-kind redemptions on affiliated issuer		190,867
Net realized gains on in-kind redemptions on unaffiliated investments		50,871,055
Net realized losses on futures contracts	+	(684,988)
Net realized gains		33,989,987
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,995,635)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(179,375,339)
Net change in unrealized appreciation (depreciation) on futures contracts	+	115,603
Net change in unrealized appreciation (depreciation)	+	(181,255,371)
Net realized and unrealized losses		(147,265,384)
Decrease in net assets resulting from operations		($132,839,294)
See financial notes    35

Schwab U.S. Large-Cap Growth ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$14,426,090	$24,011,446
Net realized gains		33,989,987	108,889,591
Net change in unrealized appreciation (depreciation)	+	(181,255,371)	(71,625,484)
Increase (decrease) in net assets resulting from operations		(132,839,294)	61,275,553
Distributions to Shareholders
Distributions from net investment income		($13,905,420)	($22,727,825)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,050,000	$475,634,051	20,150,000	$1,054,286,554
Shares redeemed	+	(3,500,000)	(175,106,820)	(6,550,000)	(332,537,817)
Net transactions in fund shares		5,550,000	$300,527,231	13,600,000	$721,748,737
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,250,000	$2,246,101,088	29,650,000	$1,485,804,623
Total increase	+	5,550,000	153,782,517	13,600,000	760,296,465
End of period		48,800,000	$2,399,883,605	43,250,000	$2,246,101,088
Net investment income not yet distributed			$4,517,962		$3,997,292
36    See financial notes

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$40.89	$43.54	$36.49	$31.24	$27.34	$24.36
Income (loss) from investment operations:
Net investment income (loss)	0.64 [1]	1.20 [1]	1.00	0.93	0.82	0.70
Net realized and unrealized gains (losses)	(0.25)	(2.75)	7.03	5.24	3.89	2.99
Total from investment operations	0.39	(1.55)	8.03	6.17	4.71	3.69
Less distributions:
Distributions from net investment income	(0.58)	(1.10)	(0.98)	(0.92)	(0.81)	(0.71)
Net asset value at end of period	$40.70	$40.89	$43.54	$36.49	$31.24	$27.34
Total return	0.95% [2]	(3.71%)	22.25%	20.06%	17.53%	15.12%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3],[4]	0.07%	0.07%	0.07%	0.13%	0.13%
Net investment income (loss)	3.14% [3]	2.75%	2.54%	2.73%	2.89%	2.68%
Portfolio turnover rate[5]	5% [2]	15%	9%	9%	8%	7%
Net assets, end of period (x 1,000)	$1,770,667	$1,435,194	$1,162,576	$700,693	$385,791	$241,994

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective November 17, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/29/16 is a blended ratio. (See financial note 4)
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    37

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,732,651,952	1,762,289,788
0.4%	Other Investment Companies	7,243,358	7,243,358
99.9%	Total Investments	1,739,895,310	1,769,533,146
0.1%	Other Assets and Liabilities, Net		1,134,043
100.0%	Net Assets		1,770,667,189

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.6%
Ford Motor Co.	728,316	0.5	9,111,233
Other Securities		1.1	18,870,073
		1.6	27,981,306
Banks 9.6%
Bank of America Corp.	1,935,040	1.4	24,226,701
Citigroup, Inc.	553,969	1.2	21,521,696
JPMorgan Chase & Co.	684,702	2.2	38,548,723
U.S. Bancorp	306,203	0.7	11,794,940
Wells Fargo & Co.	867,851	2.3	40,719,569
Other Securities		1.8	32,958,556
		9.6	169,770,185
Capital Goods 8.3%
General Electric Co.	1,755,106	2.9	51,143,789
Honeywell International, Inc.	143,270	0.8	14,520,415
Lockheed Martin Corp.	49,404	0.6	10,660,889
United Technologies Corp.	144,873	0.8	13,997,629
Other Securities		3.2	57,258,888
		8.3	147,581,610
Commercial & Professional Services 0.6%
Other Securities		0.6	10,270,190
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 0.7%
Other Securities		0.7	12,788,437
Consumer Services 1.8%
McDonald's Corp.	171,145	1.1	20,056,483
Other Securities		0.7	12,379,589
		1.8	32,436,072
Diversified Financials 3.0%
The Goldman Sachs Group, Inc.	74,768	0.6	11,180,059
Other Securities		2.4	41,412,395
		3.0	52,592,454
Energy 8.2%
Chevron Corp.	350,582	1.7	29,252,562
ConocoPhillips	230,465	0.4	7,796,631
Exxon Mobil Corp.	774,973	3.5	62,114,086
Occidental Petroleum Corp.	142,412	0.6	9,800,794
Other Securities		2.0	36,297,220
		8.2	145,261,293
Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	292,328	1.1	19,393,040
Other Securities		0.6	11,523,867
		1.7	30,916,907
Food, Beverage & Tobacco 9.8%
Altria Group, Inc.	364,597	1.3	22,448,237
Mondelez International, Inc., Class A	296,357	0.7	12,011,349
PepsiCo, Inc.	271,671	1.5	26,574,857
Philip Morris International, Inc.	287,892	1.5	26,206,809
The Coca-Cola Co.	727,845	1.8	31,391,955
The Kraft Heinz Co.	110,499	0.5	8,510,633
Other Securities		2.5	45,804,218
		9.8	172,948,058
Health Care Equipment & Services 2.2%
Abbott Laboratories	276,999	0.6	10,730,941
Other Securities		1.6	28,927,524
		2.2	39,658,465
Household & Personal Products 3.6%
Colgate-Palmolive Co.	167,672	0.6	11,005,990
Kimberly-Clark Corp.	67,354	0.5	8,776,226
The Procter & Gamble Co.	506,692	2.3	40,682,301
Other Securities		0.2	4,293,873
		3.6	64,758,390
Insurance 4.7%
American International Group, Inc.	231,454	0.7	11,618,991
Chubb Ltd.	85,713	0.6	9,902,423
MetLife, Inc.	205,978	0.5	8,148,490
Other Securities		2.9	54,413,917
		4.7	84,083,821

38    See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.2%
E.I. du Pont de Nemours & Co.	162,280	0.6	9,877,984
The Dow Chemical Co.	208,492	0.6	10,134,796
Other Securities		2.0	35,907,564
		3.2	55,920,344
Media 1.9%
Time Warner, Inc.	148,267	0.6	9,815,275
Other Securities		1.3	23,386,454
		1.9	33,201,729
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	303,313	0.9	16,563,923
Bristol-Myers Squibb Co.	310,244	1.1	19,213,411
Eli Lilly & Co.	181,075	0.7	13,037,400
Johnson & Johnson	515,058	3.1	54,189,252
Merck & Co., Inc.	520,962	1.5	26,157,502
Pfizer, Inc.	1,147,831	1.9	34,056,146
Other Securities		0.4	6,276,323
		9.6	169,493,957
Real Estate 3.0%
Other Securities		3.0	52,980,773
Retailing 1.3%
Target Corp.	113,515	0.5	8,905,252
Other Securities		0.8	13,486,261
		1.3	22,391,513
Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	879,662	1.5	26,029,199
Texas Instruments, Inc.	188,104	0.6	9,973,274
Other Securities		1.0	18,626,982
		3.1	54,629,455
Software & Services 6.7%
International Business Machines Corp.	166,093	1.2	21,763,166
Microsoft Corp.	1,486,899	4.3	75,653,421
Other Securities		1.2	21,369,597
		6.7	118,786,184
Technology Hardware & Equipment 3.0%
Cisco Systems, Inc.	943,538	1.4	24,701,825
Other Securities		1.6	27,874,323
		3.0	52,576,148
Telecommunication Services 4.8%
AT&T, Inc.	1,143,503	2.4	42,252,436
Verizon Communications, Inc.	756,220	2.2	38,363,040
Other Securities		0.2	5,011,071
		4.8	85,626,547
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 0.6%
Other Securities		0.6	9,977,634
Utilities 6.5%
Duke Energy Corp.	126,418	0.5	9,390,329
NextEra Energy, Inc.	85,672	0.5	9,665,515
The Southern Co.	168,725	0.5	8,129,170
Other Securities		5.0	88,473,302
		6.5	115,658,316
Total Common Stock
(Cost $1,732,651,952)			1,762,289,788

Other Investment Companies 0.4% of net assets
Money Market Fund 0.1%
Other Securities		0.1	1,788,945
Securities Lending Collateral 0.3%
Other Securities		0.3	5,454,413
Total Other Investment Companies
(Cost $7,243,358)			7,243,358

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $1,740,460,252 and the unrealized appreciation and depreciation were $133,102,416 and ($104,029,522), respectively, with a net unrealized appreciation of $29,072,894.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,270,078.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	85	8,200,375	156,436

See financial notes    39

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,762,289,788	$—	$—	$1,762,289,788
Other Investment Companies[1]	7,243,358	—	—	7,243,358
Total	$1,769,533,146	$—	$—	$1,769,533,146
Other Financial Instruments
Futures Contracts[2]	$156,436	$—	$—	$156,436
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
40    See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $1,734,440,897) including securities on loan of $5,270,078		$1,764,078,733
Collateral invested for securities on loan, at value (cost $5,454,413)	+	5,454,413
Total investments, at value (cost $1,739,895,310)		1,769,533,146
Deposit with broker for futures contracts		356,250
Receivables:
Dividends		6,368,058
Income from securities on loan		10,343
Interest	+	399
Total assets		1,776,268,196
Liabilities
Collateral held for securities on loan		5,454,413
Payables:
Investment adviser fees		20,430
Variation margin on futures contracts		62,144
Accrued expenses	+	64,020
Total liabilities		5,601,007
Net Assets
Total assets		1,776,268,196
Total liabilities	–	5,601,007
Net assets		$1,770,667,189
Net Assets by Source
Capital received from investors		1,722,984,783
Net investment income not yet distributed		9,825,092
Net realized capital gains		8,063,042
Net unrealized capital appreciation		29,794,272

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,770,667,189		43,500,000		$40.70

See financial notes    41

Schwab U.S. Large-Cap Value ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends		$26,400,060
Interest		918
Securities on loan	+	52,730
Total investment income		26,453,708
Expenses
Investment adviser fees		527,756
Proxy fees	+	64,402
Total expenses	–	592,158
Net investment income		25,861,550
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(13,406,028)
Net realized gains on in-kind redemptions		24,973,012
Net realized losses on futures contracts	+	(471,039)
Net realized gains		11,095,945
Net change in unrealized appreciation (depreciation) on investments		(32,866,529)
Net change in unrealized appreciation (depreciation) on futures contracts	+	156,436
Net change in unrealized appreciation (depreciation)	+	(32,710,093)
Net realized and unrealized losses		(21,614,148)
Increase in net assets resulting from operations		$4,247,402
42    See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$25,861,550	$36,056,467
Net realized gains		11,095,945	61,278,807
Net change in unrealized appreciation (depreciation)	+	(32,710,093)	(156,701,092)
Increase (decrease) in net assets resulting from operations		4,247,402	(59,365,818)
Distributions to Shareholders
Distributions from net investment income		($23,116,240)	($32,821,400)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,050,000	$461,236,429	12,900,000	$560,369,492
Shares redeemed	+	(2,650,000)	(106,894,736)	(4,500,000)	(195,564,092)
Net transactions in fund shares		8,400,000	$354,341,693	8,400,000	$364,805,400
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,100,000	$1,435,194,334	26,700,000	$1,162,576,152
Total increase	+	8,400,000	335,472,855	8,400,000	272,618,182
End of period		43,500,000	$1,770,667,189	35,100,000	$1,435,194,334
Net investment income not yet distributed			$9,825,092		$7,079,782
See financial notes    43

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	1/12/11 [1]– 8/31/11
Per-Share Data
Net asset value at beginning of period	$40.70	$40.56	$32.94	$26.56	$23.75	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.43 [2]	0.59 [2]	0.56	0.51	0.37	0.18
Net realized and unrealized gains (losses)	(3.14)	0.12	7.62	6.40	2.77	(1.29)
Total from investment operations	(2.71)	0.71	8.18	6.91	3.14	(1.11)
Less distributions:
Distributions from net investment income	(0.32)	(0.57)	(0.56)	(0.53)	(0.33)	(0.14)
Net asset value at end of period	$37.67	$40.70	$40.56	$32.94	$26.56	$23.75
Total return	(6.69%) [3]	1.71%	24.97%	26.27%	13.32%	(4.49%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [4]	0.07%	0.07%	0.07%	0.13%	0.13% [5]
Net investment income (loss)	2.20% [4]	1.42%	1.53%	1.70%	1.53%	1.18% [5]
Portfolio turnover rate[6]	18% [3]	12%	9%	25%	19%	9% [3]
Net assets, end of period (x 1,000)	$1,875,752	$1,841,785	$1,190,517	$611,081	$205,840	$79,550

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized (except for proxy costs).
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
44    See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	1,948,119,261	1,873,490,426
2.3%	Other Investment Companies	43,029,761	43,049,935
102.2%	Total Investments	1,991,149,022	1,916,540,361
(2.2%)	Other Assets and Liabilities, Net		(40,788,723)
100.0%	Net Assets		1,875,751,638

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.1%
Lear Corp.	64,172	0.3	6,503,832
The Goodyear Tire & Rubber Co.	226,907	0.4	6,834,439
Other Securities		0.4	7,560,102
		1.1	20,898,373
Banks 3.8%
First Republic Bank	121,815	0.4	7,496,495
Other Securities		3.4	64,027,629
		3.8	71,524,124
Capital Goods 10.8%
Acuity Brands, Inc.	37,500	0.4	7,853,625
Fortune Brands Home & Security, Inc.	137,159	0.4	6,888,125
Masco Corp.	285,148	0.4	8,041,174
Snap-on, Inc.	49,149	0.4	7,110,386
Other Securities		9.2	171,958,771
		10.8	201,852,081
Commercial & Professional Services 2.4%
Waste Connections, Inc.	105,991	0.3	6,536,465
Other Securities		2.1	39,286,429
		2.4	45,822,894
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 4.4%
Hasbro, Inc.	94,787	0.4	7,191,490
Lennar Corp., Class A	154,104	0.3	6,463,122
Mattel, Inc.	288,631	0.5	9,386,280
Other Securities		3.2	59,302,985
		4.4	82,343,877
Consumer Services 3.0%
H&R Block, Inc.	200,373	0.4	6,588,264
Other Securities		2.6	50,536,020
		3.0	57,124,284
Diversified Financials 3.8%
Other Securities		3.8	70,593,087
Energy 4.0%
Other Securities		4.0	74,464,728
Food & Staples Retailing 0.8%
Rite Aid Corp. *	896,055	0.4	7,123,637
Other Securities		0.4	6,879,999
		0.8	14,003,636
Food, Beverage & Tobacco 1.3%
Other Securities		1.3	24,480,024
Health Care Equipment & Services 5.6%
DENTSPLY International, Inc.	118,549	0.4	7,226,747
ResMed, Inc.	118,601	0.4	6,749,583
Varian Medical Systems, Inc. *	83,976	0.4	6,568,603
Other Securities		4.4	85,124,794
		5.6	105,669,727
Household & Personal Products 0.8%
Other Securities		0.8	14,707,611
Insurance 6.9%
Arch Capital Group Ltd. *	104,142	0.4	7,075,407
Cincinnati Financial Corp.	126,393	0.4	7,980,454
Everest Re Group Ltd.	36,512	0.4	6,795,979
FNF Group	235,346	0.4	7,761,711
Willis Towers Watson plc	117,324	0.7	13,295,156
Other Securities		4.6	86,228,872
		6.9	129,137,579
Materials 5.5%
Airgas, Inc.	54,821	0.4	7,758,268
International Flavors & Fragrances, Inc.	67,909	0.4	7,014,321
Other Securities		4.7	88,890,272
		5.5	103,662,861
Media 2.6%
The Interpublic Group of Cos., Inc.	344,055	0.4	7,359,336
Other Securities		2.2	42,057,273
		2.6	49,416,609

See financial notes    45

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Jazz Pharmaceuticals plc *	52,490	0.3	6,381,734
Mettler-Toledo International, Inc. *	23,415	0.4	7,373,618
Other Securities		3.2	59,095,724
		3.9	72,851,076
Real Estate 11.5%
Extra Space Storage, Inc.	104,839	0.5	8,612,524
Federal Realty Investment Trust	58,861	0.5	8,714,960
Realty Income Corp.	212,215	0.7	12,423,066
SL Green Realty Corp.	84,823	0.4	7,479,692
UDR, Inc.	221,390	0.4	7,600,319
Other Securities		9.0	171,444,548
		11.5	216,275,109
Retailing 3.9%
Foot Locker, Inc.	117,617	0.4	7,351,063
LKQ Corp. *	261,528	0.4	7,218,173
Ulta Salon, Cosmetics & Fragrance, Inc. *	54,187	0.5	8,951,151
Other Securities		2.6	49,311,669
		3.9	72,832,056
Semiconductors & Semiconductor Equipment 1.6%
KLA-Tencor Corp.	132,665	0.5	8,986,727
Other Securities		1.1	20,940,097
		1.6	29,926,824
Software & Services 8.7%
Amdocs Ltd.	130,143	0.4	7,386,917
Global Payments, Inc.	111,746	0.4	6,810,919
Vantiv, Inc., Class A *	132,874	0.4	6,914,763
VeriSign, Inc. *	83,379	0.4	7,044,692
Other Securities		7.1	134,534,679
		8.7	162,691,970
Technology Hardware & Equipment 3.6%
Harris Corp.	105,351	0.4	8,219,485
Other Securities		3.2	60,014,478
		3.6	68,233,963
Telecommunication Services 0.5%
Other Securities		0.5	8,865,635
Transportation 2.6%
Alaska Air Group, Inc.	106,522	0.4	7,871,976
Expeditors International of Washington, Inc.	157,612	0.4	7,215,477
Other Securities		1.8	33,714,002
		2.6	48,801,455
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 6.8%
AGL Resources, Inc.	103,320	0.4	6,679,638
Alliant Energy Corp.	95,946	0.3	6,519,531
American Water Works Co., Inc.	153,430	0.5	9,945,333
CenterPoint Energy, Inc.	365,268	0.4	6,804,943
CMS Energy Corp.	235,922	0.5	9,333,074
Pinnacle West Capital Corp.	93,751	0.3	6,452,881
SCANA Corp.	122,054	0.4	7,935,951
Other Securities		4.0	73,639,492
		6.8	127,310,843
Total Common Stock
(Cost $1,948,119,261)			1,873,490,426

Other Investment Companies 2.3% of net assets
Equity Fund 0.1%
Other Securities		0.1	704,961
Money Market Fund 0.0%
Other Securities		0.0	438,435
Securities Lending Collateral 2.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (b)		2.2	41,906,539
Total Other Investment Companies
(Cost $43,029,761)			43,049,935

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $1,994,127,246 and the unrealized appreciation and depreciation were $156,903,977 and ($234,490,862), respectively, with a net unrealized depreciation of ($77,586,885).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,167,302.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ETF —	Exchange-traded fund

46    See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,767,820,699	$—	$—	$1,767,820,699
Health Care Equipment & Services	100,417,414	—	5,252,313	105,669,727
Other Investment Companies[1]	43,049,935	—	—	43,049,935
Total	$1,911,288,048	$—	$5,252,313	$1,916,540,361
[1]	As categorized in the complete schedule of portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock	$—	$50,420	$623,207	$1,232,559	($576,090)	$3,922,216	$—	$5,252,313
Total	$—	$50,420	$623,207	$1,232,559	($576,090)	$3,922,216	$—	$5,252,313
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 29, 2016 was $672,106.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended February 29, 2016.
See financial notes    47

Schwab U.S. Mid-Cap ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $1,949,242,483) including securities on loan of $40,167,302		$1,874,633,822
Collateral invested for securities on loan, at value (cost $41,906,539)	+	41,906,539
Total investments, at value (cost $1,991,149,022)		1,916,540,361
Receivables:
Investments sold		145,845
Dividends		2,154,920
Income from securities on loan		136,273
Interest	+	140
Total assets		1,918,977,539
Liabilities
Collateral held for securities on loan		41,906,539
Payables:
Investments bought		1,217,971
Investment adviser fees		25,002
Accrued expenses	+	76,389
Total liabilities		43,225,901
Net Assets
Total assets		1,918,977,539
Total liabilities	–	43,225,901
Net assets		$1,875,751,638
Net Assets by Source
Capital received from investors		1,927,891,409
Net investment income not yet distributed		6,925,786
Net realized capital gains		15,543,104
Net unrealized capital depreciation		(74,608,661)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,875,751,638		49,800,000		$37.67

48    See financial notes

Schwab U.S. Mid-Cap ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $11,954)		$20,861,857
Interest		391
Securities on loan	+	634,079
Total investment income		21,496,327
Expenses
Investment adviser fees		660,438
Proxy fees	+	76,882
Total expenses	–	737,320
Net investment income		20,759,007
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(66,910,550)
Net realized gains on in-kind redemptions		84,945,460
Net realized losses on futures contracts	+	(753,548)
Net realized gains		17,281,362
Net change in unrealized appreciation (depreciation) on investments		(177,952,351)
Net change in unrealized appreciation (depreciation) on futures contracts	+	7,955
Net change in unrealized appreciation (depreciation)	+	(177,944,396)
Net realized and unrealized losses		(160,663,034)
Decrease in net assets resulting from operations		($139,904,027)
See financial notes    49

Schwab U.S. Mid-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$20,759,007	$22,342,560
Net realized gains		17,281,362	78,324,391
Net change in unrealized appreciation (depreciation)	+	(177,944,396)	(100,425,456)
Increase (decrease) in net assets resulting from operations		(139,904,027)	241,495
Distributions to Shareholders
Distributions from net investment income		($15,496,470)	($20,721,520)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,750,000	$520,432,982	21,550,000	$898,836,550
Shares redeemed	+	(8,200,000)	(331,065,859)	(5,650,000)	(227,088,435)
Net transactions in fund shares		4,550,000	$189,367,123	15,900,000	$671,748,115
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		45,250,000	$1,841,785,012	29,350,000	$1,190,516,922
Total increase	+	4,550,000	33,966,626	15,900,000	651,268,090
End of period		49,800,000	$1,875,751,638	45,250,000	$1,841,785,012
Net investment income not yet distributed			$6,925,786		$1,663,249
50    See financial notes

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$53.54	$54.53	$45.71	$36.55	$32.34	$26.48
Income (loss) from investment operations:
Net investment income (loss)	0.52 [1]	0.80 [1]	0.73	0.74	0.49	0.39
Net realized and unrealized gains (losses)	(5.38)	(1.07)	8.84	9.18	4.16	5.86
Total from investment operations	(4.86)	(0.27)	9.57	9.92	4.65	6.25
Less distributions:
Distributions from net investment income	(0.42)	(0.72)	(0.75)	(0.76)	(0.44)	(0.39)
Net asset value at end of period	$48.26	$53.54	$54.53	$45.71	$36.55	$32.34
Total return	(9.14%) [2]	(0.54%)	21.01%	27.47%	14.52%	23.55%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.08% [3]	0.08%	0.08%	0.09% [4]	0.13%	0.13%
Net investment income (loss)	2.06% [3]	1.44%	1.41%	1.74%	1.44%	1.17%
Portfolio turnover rate[5]	8% [2]	9%	13%	22%	12%	11%
Net assets, end of period (x 1,000)	$2,796,506	$2,893,741	$2,104,717	$1,446,857	$641,516	$462,523

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective September 20, 2012, the annual operating expense ratio was reduced to 0.10%. On March 11, 2013, the rate was further reduced to 0.08%. The ratio presented for the period ended 8/31/13 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    51

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,965,307,451	2,792,144,646
0.0%	Rights	330,693	313,380
0.0%	Warrants	—	—
3.7%	Other Investment Companies	102,872,256	102,872,256
103.5%	Total Investments	3,068,510,400	2,895,330,282
(3.5%)	Other Assets and Liabilities, Net		(98,824,778)
100.0%	Net Assets		2,796,505,504

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
Gentex Corp.	384,914	0.2	5,604,348
Other Securities		1.0	28,359,156
		1.2	33,963,504
Banks 8.5%
Other Securities		8.5	238,851,379
Capital Goods 8.8%
AECOM *	206,102	0.2	5,659,561
Graco, Inc.	76,408	0.2	5,984,275
Huntington Ingalls Industries, Inc.	61,355	0.3	8,041,186
Lennox International, Inc.	53,050	0.2	6,854,590
Orbital ATK, Inc.	77,422	0.2	6,484,867
The Toro Co.	72,446	0.2	5,773,946
Other Securities		7.5	208,234,450
		8.8	247,032,875
Commercial & Professional Services 3.3%
KAR Auction Services, Inc.	181,351	0.2	6,421,639
Other Securities		3.1	84,416,122
		3.3	90,837,761
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 2.6%
Other Securities		2.6	71,192,977
Consumer Services 4.3%
Panera Bread Co., Class A *	31,482	0.2	6,523,070
ServiceMaster Global Holdings, Inc. *	177,538	0.2	6,734,016
Six Flags Entertainment Corp.	112,701	0.2	5,731,973
Vail Resorts, Inc.	47,921	0.2	6,105,615
Other Securities		3.5	95,216,351
		4.3	120,311,025
Diversified Financials 2.4%
CBOE Holdings, Inc.	109,037	0.2	6,814,813
MarketAxess Holdings, Inc.	49,425	0.2	5,854,886
Other Securities		2.0	54,235,680
		2.4	66,905,379
Energy 3.6%
Diamondback Energy, Inc. *	96,589	0.2	6,881,966
Newfield Exploration Co. *	209,421	0.2	5,702,534
Targa Resources Corp.	218,315	0.2	5,868,307
Other Securities		3.0	83,016,240
		3.6	101,469,047
Food & Staples Retailing 0.8%
Other Securities		0.8	23,386,303
Food, Beverage & Tobacco 1.9%
Pinnacle Foods, Inc.	144,364	0.2	6,235,081
Post Holdings, Inc. *	80,336	0.2	5,580,139
TreeHouse Foods, Inc. *	72,330	0.2	6,106,099
Other Securities		1.3	35,001,063
		1.9	52,922,382
Health Care Equipment & Services 6.9%
Alere, Inc. *	115,106	0.2	6,135,150
Align Technology, Inc. *	95,642	0.2	6,315,241
athenahealth, Inc. *	51,167	0.2	6,604,125
Health Net, Inc. *	101,162	0.2	6,294,300
STERIS plc	111,794	0.3	7,190,590
Teleflex, Inc.	54,303	0.3	7,755,554
West Pharmaceutical Services, Inc.	94,956	0.2	5,889,171
Other Securities		5.3	146,820,470
		6.9	193,004,601
Household & Personal Products 0.6%
Other Securities		0.6	15,356,887
Insurance 3.9%
Assurant, Inc.	85,936	0.2	6,110,050
Old Republic International Corp.	318,551	0.2	5,670,208
StanCorp Financial Group, Inc.	57,499	0.2	6,606,635
White Mountains Insurance Group Ltd.	7,407	0.2	5,680,132
Other Securities		3.1	85,531,938
		3.9	109,598,963

52    See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 5.0%
AptarGroup, Inc.	82,790	0.2	6,102,451
Bemis Co., Inc.	125,204	0.2	6,143,760
Sonoco Products Co.	133,412	0.2	5,830,104
Steel Dynamics, Inc.	316,748	0.2	5,761,646
Other Securities		4.2	116,486,158
		5.0	140,324,119
Media 1.9%
Other Securities		1.9	52,374,924
Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Other Securities		5.3	149,162,040
Real Estate 12.1%
CubeSmart	225,183	0.2	6,732,972
Equity LifeStyle Properties, Inc.	106,248	0.3	7,454,360
Highwoods Properties, Inc.	127,903	0.2	5,570,176
Spirit Realty Capital, Inc.	583,129	0.2	6,233,649
Starwood Property Trust, Inc.	315,836	0.2	5,539,763
Other Securities		11.0	305,874,308
		12.1	337,405,228
Retailing 4.0%
Burlington Stores, Inc. *	100,331	0.2	5,624,556
Other Securities		3.8	107,023,619
		4.0	112,648,175
Semiconductors & Semiconductor Equipment 3.0%
Other Securities		3.0	84,726,183
Software & Services 8.2%
Genpact Ltd. *	206,185	0.2	5,449,470
The Ultimate Software Group, Inc. *	37,574	0.2	6,453,710
Other Securities		7.8	218,211,471
		8.2	230,114,651
Technology Hardware & Equipment 5.4%
ARRIS International plc *	235,068	0.2	5,615,775
Brocade Communications Systems, Inc.	549,110	0.2	5,452,662
Ingram Micro, Inc., Class A	208,144	0.3	7,451,555
Other Securities		4.7	131,243,318
		5.4	149,763,310
Telecommunication Services 0.7%
Other Securities		0.7	19,998,930
Transportation 1.5%
Other Securities		1.5	42,314,920
Utilities 3.9%
Great Plains Energy, Inc.	204,419	0.2	5,997,653
Piedmont Natural Gas Co., Inc.	104,050	0.2	6,181,610
Security	Number of Shares	% of Net Assets	Value ($)
Questar Corp.	230,963	0.2	5,720,953
Other Securities		3.3	90,578,867
		3.9	108,479,083
Total Common Stock
(Cost $2,965,307,451)			2,792,144,646

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	215,275
Telecommunication Services 0.0%
Other Securities		0.0	98,105
Total Rights
(Cost $330,693)			313,380

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Companies 3.7% of net assets
Money Market Fund 0.0%
Other Securities		0.0	946,285
Securities Lending Collateral 3.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (d)		3.7	101,925,971
Total Other Investment Companies
(Cost $102,872,256)			102,872,256

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $3,072,596,271 and the unrealized appreciation and depreciation were $284,014,307 and ($461,280,296), respectively, with a net unrealized depreciation of ($177,265,989).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $98,949,102.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $313,380 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

See financial notes    53

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings (Unaudited) continued
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 2/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 03/18/16	35	3,610,950	195,810

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,739,222,264	$—	$—	$2,739,222,264
Food, Beverage & Tobacco	51,574,156	—	1,348,226	52,922,382
Rights [1]	—	—	313,380	313,380
Warrants [1]	—	—	—	—
Other Investment Companies[1]	102,872,256	—	—	102,872,256
Total	$2,893,668,676	$—	$1,661,606	$2,895,330,282
Other Financial Instruments
Futures Contracts[2]	$195,810	$—	$—	$195,810
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of February 29, 2016
Common Stock	$—	$21,499	$223,875	$239,847	($39,319)	$902,324	$—	$1,348,226
Rights	115,419	—	(17,313)	215,274	—	—	—	313,380
Total	$115,419	$21,499	$206,562	$455,121	($39,319)	$902,324	$—	$1,661,606
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at February 29, 2016 was $234,159.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended February 29, 2016.
54    See financial notes

Schwab U.S. Small-Cap ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $2,966,584,429) including securities on loan of $98,949,102		$2,793,404,311
Collateral invested for securities on loan, at value (cost $101,925,971)	+	101,925,971
Total investments, at value (cost $3,068,510,400)		2,895,330,282
Deposit with broker for futures contracts		648,004
Receivables:
Investments sold		156,454
Dividends		3,176,580
Income from securities on loan		343,178
Interest	+	859
Total assets		2,899,655,357
Liabilities
Collateral held for securities on loan		101,925,971
Payables:
Investments bought		1,050,200
Investment adviser fees		42,402
Variation margin on futures contracts		13,300
Accrued expenses	+	117,980
Total liabilities		103,149,853
Net Assets
Total assets		2,899,655,357
Total liabilities	–	103,149,853
Net assets		$2,796,505,504
Net Assets by Source
Capital received from investors		2,877,016,183
Net investment income not yet distributed		10,187,797
Net realized capital gains		82,285,832
Net unrealized capital depreciation		(172,984,308)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,796,505,504		57,950,000		$48.26

See financial notes    55

Schwab U.S. Small-Cap ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $5,459)		$29,084,374
Interest		3,079
Securities on loan	+	1,804,810
Total investment income		30,892,263
Expenses
Investment adviser fees		1,154,073
Proxy fees	+	118,750
Total expenses	–	1,272,823
Net investment income		29,619,440
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(41,441,597)
Net realized gains on in-kind redemptions		145,111,568
Net realized losses on futures contracts	+	(2,735,712)
Net realized gains		100,934,259
Net change in unrealized appreciation (depreciation) on investments		(421,874,646)
Net change in unrealized appreciation (depreciation) on futures contracts	+	112,115
Net change in unrealized appreciation (depreciation)	+	(421,762,531)
Net realized and unrealized losses		(320,828,272)
Decrease in net assets resulting from operations		($291,208,832)
56    See financial notes

Schwab U.S. Small-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$29,619,440	$36,905,675
Net realized gains		100,934,259	70,342,722
Net change in unrealized appreciation (depreciation)	+	(421,762,531)	(155,287,037)
Decrease in net assets resulting from operations		(291,208,832)	(48,038,640)
Distributions to Shareholders
Distributions from net investment income		($23,838,090)	($32,271,525)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,500,000	$671,635,046	19,700,000	$1,097,023,969
Shares redeemed	+	(8,600,000)	(453,823,367)	(4,250,000)	(227,689,724)
Net transactions in fund shares		3,900,000	$217,811,679	15,450,000	$869,334,245
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,050,000	$2,893,740,747	38,600,000	$2,104,716,667
Total increase or decrease	+	3,900,000	(97,235,243)	15,450,000	789,024,080
End of period		57,950,000	$2,796,505,504	54,050,000	$2,893,740,747
Net investment income not yet distributed			$10,187,797		$4,406,447
See financial notes    57

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	10/19/11 [1]– 8/31/12
Per-Share Data
Net asset value at beginning of period	$36.52	$38.90	$33.00	$28.58	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.60 [2]	1.19 [2]	1.04	0.91	0.62
Net realized and unrealized gains (losses)	1.45	(2.46)	5.86	4.40	3.43
Total from investment operations	2.05	(1.27)	6.90	5.31	4.05
Less distributions:
Distributions from net investment income	(0.57)	(1.11)	(1.00)	(0.89)	(0.47)
Net asset value at end of period	$38.00	$36.52	$38.90	$33.00	$28.58
Total return	5.66% [3]	(3.47%)	21.15%	18.93%	16.31% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [4]	0.07%	0.07%	0.07%	0.17% [5]
Net investment income (loss)	3.21% [4]	3.03%	3.01%	3.09%	3.19% [5]
Portfolio turnover rate[6]	4% [3]	19%	26%	13%	17% [3]
Net assets, end of period (x 1,000)	$3,020,676	$2,497,808	$2,075,331	$1,141,690	$504,464

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized (except for proxy costs).
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
58    See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,064,422,662	3,009,047,535
0.1%	Other Investment Companies	1,922,299	1,951,672
99.7%	Total Investments	3,066,344,961	3,010,999,207
0.3%	Other Assets and Liabilities, Net		9,676,498
100.0%	Net Assets		3,020,675,705

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Banks 0.2%
Other Securities		0.2	5,135,184
Capital Goods 11.9%
3M Co.	455,675	2.4	71,481,737
Caterpillar, Inc.	436,938	1.0	29,580,703
Eaton Corp. plc	339,046	0.6	19,227,299
Emerson Electric Co.	478,256	0.8	23,353,240
Lockheed Martin Corp.	194,506	1.4	41,972,450
PACCAR, Inc.	256,637	0.4	13,216,805
Raytheon Co.	221,140	0.9	27,388,189
The Boeing Co.	465,644	1.8	55,029,808
United Technologies Corp.	602,337	1.9	58,197,801
Other Securities		0.7	19,678,410
		11.9	359,126,442
Commercial & Professional Services 0.1%
Other Securities		0.1	2,434,386
Consumer Durables & Apparel 0.8%
Other Securities		0.8	24,167,636
Consumer Services 3.1%
McDonald's Corp.	685,850	2.7	80,374,761
Other Securities		0.4	13,506,916
		3.1	93,881,677
Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 0.5%
T. Rowe Price Group, Inc.	185,646	0.4	12,829,995
Other Securities		0.1	3,808,602
		0.5	16,638,597
Energy 11.1%
Chevron Corp.	1,369,996	3.8	114,312,466
ConocoPhillips	893,952	1.0	30,242,396
Exxon Mobil Corp.	1,825,331	4.8	146,300,280
Valero Energy Corp.	362,797	0.7	21,796,844
Other Securities		0.8	21,332,356
		11.1	333,984,342
Food & Staples Retailing 3.1%
Sysco Corp.	380,562	0.6	16,794,201
Wal-Mart Stores, Inc.	1,150,266	2.5	76,308,647
		3.1	93,102,848
Food, Beverage & Tobacco 13.2%
Altria Group, Inc.	1,428,909	2.9	87,977,927
General Mills, Inc.	433,753	0.8	25,526,364
Kellogg Co.	184,301	0.5	13,641,960
PepsiCo, Inc.	1,070,539	3.5	104,720,125
Reynolds American, Inc.	604,627	1.0	30,491,340
The Coca-Cola Co.	2,853,146	4.1	123,056,187
Other Securities		0.4	11,944,664
		13.2	397,358,567
Health Care Equipment & Services 0.8%
Baxter International, Inc.	395,136	0.5	15,611,823
Other Securities		0.3	8,010,263
		0.8	23,622,086
Household & Personal Products 7.7%
Colgate-Palmolive Co.	654,528	1.4	42,963,218
Kimberly-Clark Corp.	265,389	1.2	34,580,187
The Clorox Co.	93,301	0.4	11,795,112
The Procter & Gamble Co.	1,777,889	4.7	142,746,708
		7.7	232,085,225
Insurance 1.1%
Aflac, Inc.	312,485	0.6	18,599,107
Other Securities		0.5	14,479,755
		1.1	33,078,862
Materials 3.2%
E.I. du Pont de Nemours & Co.	658,132	1.3	40,060,495
International Paper Co.	301,608	0.4	10,767,405
The Dow Chemical Co.	842,361	1.4	40,947,168
Other Securities		0.1	5,762,581
		3.2	97,537,649
Media 0.6%
Omnicom Group, Inc.	177,288	0.5	13,794,779
Other Securities		0.1	5,241,466
		0.6	19,036,245

See financial notes    59

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 10.6%
Eli Lilly & Co.	710,619	1.7	51,164,568
Johnson & Johnson	1,352,021	4.7	142,246,130
Pfizer, Inc.	4,276,951	4.2	126,897,136
		10.6	320,307,834
Retailing 5.7%
Target Corp.	456,649	1.2	35,824,114
The Home Depot, Inc.	935,343	3.8	116,094,773
Other Securities		0.7	21,200,050
		5.7	173,118,937
Semiconductors & Semiconductor Equipment 8.0%
Analog Devices, Inc.	229,232	0.4	12,147,004
Intel Corp.	3,463,604	3.4	102,488,042
QUALCOMM, Inc.	1,144,724	1.9	58,140,532
Texas Instruments, Inc.	747,073	1.3	39,609,810
Other Securities		1.0	30,255,498
		8.0	242,640,886
Software & Services 10.1%
Accenture plc, Class A	453,775	1.5	45,495,482
Automatic Data Processing, Inc.	338,195	0.9	28,641,735
International Business Machines Corp.	656,646	2.8	86,040,325
Microsoft Corp.	2,511,983	4.2	127,809,695
Paychex, Inc.	232,883	0.4	11,967,857
Other Securities		0.3	6,652,257
		10.1	306,607,351
Technology Hardware & Equipment 0.2%
Other Securities		0.2	7,011,267
Telecommunication Services 5.0%
Verizon Communications, Inc.	2,962,006	5.0	150,262,564
Transportation 1.9%
United Parcel Service, Inc., Class B	509,460	1.6	49,188,363
Other Securities		0.3	7,176,289
		1.9	56,364,652
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 0.7%
WEC Energy Group, Inc.	229,828	0.4	12,950,808
Other Securities		0.3	8,593,490
		0.7	21,544,298
Total Common Stock
(Cost $3,064,422,662)			3,009,047,535

Other Investment Companies 0.1% of net assets
Equity Fund 0.0%
Other Securities		0.0	768,400
Money Market Fund 0.1%
Other Securities		0.1	1,183,272
Total Other Investment Companies
(Cost $1,922,299)			1,951,672

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $3,068,075,402 and the unrealized appreciation and depreciation were $165,095,240 and ($222,171,435), respectively, with a net unrealized depreciation of ($57,076,195).
For the following notes, please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,009,047,535	$—	$—	$3,009,047,535
Other Investment Companies[1]	1,951,672	—	—	1,951,672
Total	$3,010,999,207	$—	$—	$3,010,999,207
[1]	As categorized in the complete schedule of portfolio holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
60    See financial notes

Schwab U.S. Dividend Equity ETF
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $3,066,344,961)		$3,010,999,207
Receivables:
Dividends		13,498,948
Fund shares sold		7,639,307
Interest	+	154
Total assets		3,032,137,616
Liabilities
Payables:
Investments bought		11,313,895
Investment adviser fees		40,567
Accrued expenses	+	107,449
Total liabilities		11,461,911
Net Assets
Total assets		3,032,137,616
Total liabilities	–	11,461,911
Net assets		$3,020,675,705
Net Assets by Source
Capital received from investors		3,045,306,795
Net investment income not yet distributed		18,404,075
Net realized capital gains		12,310,589
Net unrealized capital depreciation		(55,345,754)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,020,675,705		79,500,001		$38.00

See financial notes    61

Schwab U.S. Dividend Equity ETF
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Dividends		$45,835,969
Interest	+	662
Total investment income		45,836,631
Expenses
Investment adviser fees		975,779
Proxy fees	+	108,100
Total expenses	–	1,083,879
Net investment income		44,752,752
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(8,736,177)
Net realized gains on in-kind redemptions	+	45,843,320
Net realized gains		37,107,143
Net change in unrealized appreciation (depreciation) on investments	+	50,882,928
Net realized and unrealized gains		87,990,071
Increase in net assets resulting from operations		$132,742,823
62    See financial notes

Schwab U.S. Dividend Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$44,752,752	$79,948,930
Net realized gains		37,107,143	218,576,988
Net change in unrealized appreciation (depreciation)	+	50,882,928	(396,180,173)
Increase (decrease) in net assets resulting from operations		132,742,823	(97,654,255)
Distributions to Shareholders
Distributions from net investment income		($42,308,731)	($74,347,401)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,450,000	$709,279,497	44,400,000	$1,752,473,550
Shares redeemed	+	(7,350,000)	(276,845,567)	(29,350,000)	(1,157,995,283)
Net transactions in fund shares		11,100,000	$432,433,930	15,050,000	$594,478,267
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,400,001	$2,497,807,683	53,350,001	$2,075,331,072
Total increase	+	11,100,000	522,868,022	15,050,000	422,476,611
End of period		79,500,001	$3,020,675,705	68,400,001	$2,497,807,683
Net investment income not yet distributed			$18,404,075		$15,960,054
See financial notes    63

Schwab U.S. Equity ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF™
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF™
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF™	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF™	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 29, 2016 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues through October 2, 2015. For the subsequent period through November 30, 2015, the total costs and expenses to be paid to the unaffiliated lending agents range from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of February 29, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2016, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—a fund’s large-cap holdings could reduce performance.
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Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Mid-Cap Risk. Certain funds invest in mid-cap stocks. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments—large-cap stocks, for instance—a fund’s mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large- or mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
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Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF*	Schwab U.S. Large-Cap ETF**	Schwab U.S. Large-Cap Growth ETF*	Schwab U.S. Large-Cap Value ETF*	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.03%	0.03%	0.06%	0.06%	0.07%	0.08%	0.07%
*	Prior to November 17, 2015 the rate of the Schwab U.S. Broad Market ETF, the Schwab U.S. Large-Cap Growth ETF and the Schwab U.S. Large-Cap Value ETF was 0.04%, 0.07% and 0.07%, respectively.
**	Prior to November 12, 2015, the rate was 0.04%.
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 08/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 2/29/16	Market Value at 2/29/16	Realized Gains (Losses) 9/1/15 to 2/29/16	Dividends Received 9/1/15 to 2/29/16
Schwab U.S. Broad Market ETF	263,047	56,940	(13,108)	306,879	$7,687,319	$168,954	$34,770
Schwab U.S. Large-Cap ETF	266,524	83,065	(17,390)	332,199	8,321,585	95,227	36,618
Schwab U.S. Large-Cap Growth ETF	273,886	64,378	(14,510)	323,754	8,110,038	190,867	37,833
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of February 29, 2016, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.1%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.5%	0.2%
Schwab VIT Growth Portfolio	0.7%	0.3%
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Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2016, each fund's total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab U.S. Broad Market ETF	$53,555,410	($15,232,627)
Schwab U.S. Large-Cap ETF	68,920,596	(13,544,429)
Schwab U.S. Large-Cap Growth ETF	44,781,645	(7,561,809)
Schwab U.S. Large-Cap Value ETF	41,953,425	(7,376,900)
Schwab U.S. Mid-Cap ETF	72,732,764	22,709,596
Schwab U.S. Small-Cap ETF	95,267,765	(5,559,999)
Schwab U.S. Dividend Equity ETF	44,378,635	(1,725,925)
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to an uncommitted line of credit of $100 million with State Street. Effective October 8, 2015, the previous line of credit was terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
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Financial Notes, unaudited (continued)
7. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at February 29, 2016 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 29, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab U.S. Broad Market ETF	$11,227,117	112
Schwab U.S. Large-Cap ETF	9,976,358	100
Schwab U.S. Large-Cap Growth ETF	3,684,550	38
Schwab U.S. Large-Cap Value ETF	3,299,558	33
Schwab U.S. Mid-Cap ETF	5,964,000*	60*
Schwab U.S. Small-Cap ETF	7,044,087	62
*	During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2016, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab U.S. Broad Market ETF	$242,736,461	$189,810,675
Schwab U.S. Large-Cap ETF	184,001,069	147,236,909
Schwab U.S. Large-Cap Growth ETF	166,301,408	143,553,887
Schwab U.S. Large-Cap Value ETF	92,627,726	88,393,045
Schwab U.S. Mid-Cap ETF	389,045,129	338,623,984
Schwab U.S. Small-Cap ETF	326,556,883	239,656,899
Schwab U.S. Dividend Equity ETF	111,935,553	108,039,961
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
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Financial Notes, unaudited (continued)
10. In-Kind Transactions (continued):
The in-kind transactions for the period ended February 29, 2016 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$900,470,779	$232,439,410
Schwab U.S. Large-Cap ETF	1,078,023,621	153,165,968
Schwab U.S. Large-Cap Growth ETF	466,790,687	171,530,424
Schwab U.S. Large-Cap Value ETF	447,083,631	93,228,183
Schwab U.S. Mid-Cap ETF	468,930,717	312,250,328
Schwab U.S. Small-Cap ETF	602,774,113	417,332,864
Schwab U.S. Dividend Equity ETF	701,356,368	271,875,588
For the period ended February 29, 2016, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2016 are disclosed in the funds' Statements of Operations.
11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
August 31, 2019	$—	$721,062	$631,601	$295,384	$218,695	$927,631	$—
No expiration*	1,198,145	4,766,408	—	2,559,875	500,581	16,683,955	24,663,497
Total	$1,198,145	$5,487,470	$631,601	$2,855,259	$719,276	$17,611,586	$24,663,497
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Capital loss carryforwards utilized	$3,662,223	$—	$7,653,867	$—	$6,694,975	$—	$—
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
72

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
Approval of Renewal of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds a meeting each year that is dedicated, in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF (the “Funds”) In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at a meeting held on September 2, 2015, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at this meeting and at prior meetings, including:
1. the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5. the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered each Fund’s performance relative to select peers and relevant indices/benchmarks, in light of total return, yield (if applicable), and market trends. As part of this review, the Trustees considered the criteria for selecting the peers. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

73

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
Approval of Amendment to Investment Advisory Agreement
At a meeting held on November 16, 2015, the Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the approval of an amendment to the Agreement to reflect a reduction to the rate paid by the Trust to CSIM as compensation for CSIM’s services rendered to Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF. The Board reviewed materials provided by CSIM and also took into account the detailed information that the Board reviewed at the September 2, 2015 meeting during the course of its consideration and approval of the renewal of the Agreement.
Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the amendment to the Agreement with respect to Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF and concluded the change to the rate paid by the Trust to CSIM as compensation for CSIM’s services rendered to Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap Growth ETF and Schwab U.S. Large-Cap Value ETF will not result in any reduction in the nature or quality of services provided by CSIM under the Agreement.
74

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Strategic Trust (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	692,669,185.464	115,543,246.417
Marie A. Chandoha	792,077,989.887	16,134,441.994
Joseph R. Martinetto	791,795,082.163	16,417,349.718
Robert W. Burns	792,580,288.687	15,632,143.194
John F. Cogan	760,202,566.290	48,009,865.591
Stephen T. Kochis	791,955,734.563	16,256,697.318
David L. Mahoney	790,582,269.572	17,630,162.309
Kiran M. Patel	791,333,584.438	16,878,847.443
Kimberly S. Patmore	792,462,618.902	15,749,812.979
Charles A. Ruffel	792,425,735.968	15,786,695.913
Gerald B. Smith	791,728,903.579	16,483,528.302
Joseph H. Wender	790,699,630.035	17,512,801.846
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Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index that includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.
Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
80

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
81

Notes

Notes

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54789-06
00162645

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The condensed schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The complete schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Market Equity ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	5,054,199,633	4,526,256,713
0.6%	Preferred Stock	32,456,334	25,611,428
0.0%	Rights	12,699	13,140
0.6%	Other Investment Companies	27,266,617	27,266,617
99.9%	Total Investments	5,113,935,283	4,579,147,898
0.1%	Other Assets and Liabilities, Net		4,870,401
100.0%	Net Assets		4,584,018,299

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets
Australia 6.0%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	1,031,456	16,502,471
Bank of Queensland Ltd.	110,388	831,811
Bendigo & Adelaide Bank Ltd.	169,858	1,038,508
Commonwealth Bank of Australia	600,562	30,086,652
National Australia Bank Ltd.	907,516	15,679,796
Westpac Banking Corp.	1,188,412	24,403,669
		88,542,907
Capital Goods 0.0%
CIMIC Group Ltd.	28,912	651,727
Commercial & Professional Services 0.2%
Brambles Ltd.	527,922	4,709,583
Downer EDI Ltd.	251,173	597,403
Recall Holdings Ltd.	132,055	648,924
SEEK Ltd.	102,999	1,141,760
		7,097,670
Consumer Services 0.1%
Aristocrat Leisure Ltd.	159,798	1,141,357
Crown Resorts Ltd.	128,692	1,068,090
Flight Centre Travel Group Ltd. (a)	25,298	748,061
Tabcorp Holdings Ltd.	154,534	474,617
Tatts Group Ltd.	489,697	1,360,590
The Star Entertainment Grp Ltd.	292,734	1,091,425
		5,884,140
Diversified Financials 0.2%
ASX Ltd.	88,898	2,668,712
Challenger Ltd.	169,858	912,334
Security	Number of Shares	Value ($)
IOOF Holdings Ltd. (a)	153,595	916,039
Macquarie Group Ltd.	104,071	4,776,620
		9,273,705
Energy 0.3%
Caltex Australia Ltd.	84,260	2,199,076
Oil Search Ltd.	413,843	1,974,524
Origin Energy Ltd.	647,341	2,048,269
Santos Ltd.	282,586	668,081
Woodside Petroleum Ltd.	220,454	3,991,592
		10,881,542
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	403,100	11,254,565
Woolworths Ltd.	435,679	7,126,107
		18,380,672
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	216,840	1,318,011
Treasury Wine Estates Ltd.	168,153	1,158,997
		2,477,008
Health Care Equipment & Services 0.1%
Ansell Ltd.	36,140	443,983
Cochlear Ltd.	12,649	925,951
Ramsay Health Care Ltd.	54,210	2,564,779
Sonic Healthcare Ltd.	171,665	2,253,604
		6,188,317
Insurance 0.4%
AMP Ltd.	1,030,035	3,913,937
Insurance Australia Group Ltd.	928,798	3,429,747
Medibank Pvt Ltd.	1,120,955	2,017,618
QBE Insurance Group Ltd.	475,504	3,589,876
Suncorp Group Ltd.	459,119	3,672,768
		16,623,946
Materials 0.8%
Adelaide Brighton Ltd.	204,191	721,925
Alumina Ltd.	711,958	683,954
Amcor Ltd.	416,791	4,170,679
BHP Billiton Ltd.	1,108,955	12,332,547
BlueScope Steel Ltd.	218,647	857,366
Boral Ltd.	269,318	1,123,385
CSR Ltd.	259,120	547,826
DuluxGroup Ltd.	124,683	581,528
Fortescue Metals Group Ltd. (a)	675,818	984,714
Iluka Resources Ltd.	218,647	1,051,015
Incitec Pivot Ltd.	701,116	1,457,247
James Hardie Industries plc CDI	137,866	1,763,612
Newcrest Mining Ltd. *	249,366	3,116,919
Orica Ltd.	124,683	1,269,031
Orora Ltd.	645,582	1,051,324
OZ Minerals Ltd.	182,507	656,992
Rio Tinto Ltd.	145,571	4,188,076
Sims Metal Management Ltd.	68,666	329,580
South32 Ltd. *	1,619,134	1,445,583
		38,333,303
Media 0.0%
Fairfax Media Ltd.	1,019,411	560,648
REA Group Ltd.	12,649	469,345
		1,029,993
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	163,902	12,025,123

See financial notes    1

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.6%
Dexus Property Group	411,251	2,211,832
Goodman Group	407,669	1,889,743
LendLease Group	254,828	2,371,602
Mirvac Group	1,169,129	1,528,142
Scentre Group	1,747,793	5,455,338
Stockland	1,057,095	3,148,476
The GPT Group	768,047	2,699,002
Vicinity Centres	882,526	1,960,370
Westfield Corp.	730,028	5,214,225
		26,478,730
Retailing 0.0%
Harvey Norman Holdings Ltd.	243,945	832,856
Software & Services 0.0%
Computershare Ltd.	197,312	1,282,464
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,498,003	5,617,230
TPG Telecom Ltd.	65,052	487,866
		6,105,096
Transportation 0.3%
Asciano Ltd.	257,874	1,633,734
Aurizon Holdings Ltd.	650,904	1,892,176
Macquarie Atlas Roads Group	336,102	1,133,087
Qantas Airways Ltd. *	599,491	1,652,800
Sydney Airport	334,810	1,542,440
Transurban Group	811,790	6,580,969
		14,435,206
Utilities 0.2%
AGL Energy Ltd.	318,354	4,170,229
APA Group	319,185	1,987,967
AusNet Services	415,610	434,885
		6,593,081
		273,117,486
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	105,186	2,711,527
Capital Goods 0.0%
ANDRITZ AG	26,178	1,255,363
Energy 0.1%
OMV AG	65,052	1,709,097
Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,263	378,327
Materials 0.0%
voestalpine AG	54,521	1,581,703
		7,636,017
Belgium 1.2%
Banks 0.1%
KBC Groep N.V.	94,989	5,046,985
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	32,526	2,488,723
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Colruyt S.A.	36,140	1,942,191
Delhaize Group	33,088	3,360,053
		5,302,244
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	278,521	31,352,164
Insurance 0.1%
Ageas	72,434	2,676,302
Materials 0.1%
Solvay S.A.	20,747	1,927,172
Umicore S.A.	39,754	1,801,867
		3,729,039
Media 0.0%
Telenet Group Holding N.V. *	16,391	861,898
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	52,403	3,898,009
Telecommunication Services 0.0%
Proximus	60,469	1,910,303
		57,265,667
Canada 6.9%
Automobiles & Components 0.1%
Magna International, Inc.	152,524	5,911,346
Banks 2.0%
Bank of Montreal	220,454	12,148,893
Canadian Imperial Bank of Commerce	145,527	9,663,483
National Bank of Canada	112,594	3,063,794
Royal Bank of Canada	512,652	26,139,726
The Bank of Nova Scotia	423,030	17,101,080
The Toronto-Dominion Bank	651,300	25,208,666
		93,325,642
Capital Goods 0.1%
Bombardier, Inc., B Shares *	600,608	469,987
Finning International, Inc.	90,500	1,251,340
SNC-Lavalin Group, Inc.	51,593	1,617,566
		3,338,893
Consumer Services 0.1%
Restaurant Brands International, Inc.	65,475	2,294,960
Diversified Financials 0.1%
CI Financial Corp.	72,280	1,599,167
IGM Financial, Inc.	50,604	1,341,495
		2,940,662
Energy 1.3%
ARC Resources Ltd.	122,332	1,621,039
Cameco Corp.	174,455	2,109,533
Canadian Natural Resources Ltd.	390,388	8,150,135
Canadian Oil Sands Ltd.	125,761	859,698
Cenovus Energy, Inc.	336,537	3,845,853
Crescent Point Energy Corp.	184,110	2,241,233
Enbridge, Inc.	302,470	10,671,077
Encana Corp.	312,020	1,347,495
Husky Energy, Inc.	122,164	1,330,222
Imperial Oil Ltd.	90,135	2,873,860
Inter Pipeline Ltd.	110,434	2,023,455
Pembina Pipeline Corp.	94,416	2,350,990

2    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Suncor Energy, Inc.	502,699	12,276,158
Tourmaline Oil Corp. *	67,922	1,251,036
TransCanada Corp.	247,661	9,077,491
		62,029,275
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	123,694	5,590,246
George Weston Ltd.	14,544	1,182,653
Loblaw Cos. Ltd.	80,332	4,075,903
Metro, Inc.	92,382	2,948,913
		13,797,715
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	112,316	3,266,832
Insurance 0.6%
Fairfax Financial Holdings Ltd.	6,030	3,184,112
Great-West Lifeco, Inc.	117,779	3,043,160
Intact Financial Corp.	38,155	2,373,069
Manulife Financial Corp.	645,131	8,624,924
Power Corp. of Canada	124,711	2,706,706
Power Financial Corp.	71,631	1,667,301
Sun Life Financial, Inc.	229,040	6,820,813
		28,420,085
Materials 0.6%
Agnico Eagle Mines Ltd.	82,186	2,888,584
Agrium, Inc.	51,256	4,408,561
Barrick Gold Corp.	374,442	5,196,744
Franco-Nevada Corp.	54,338	3,239,180
Goldcorp, Inc.	287,906	4,131,768
Potash Corp. of Saskatchewan, Inc.	287,551	4,867,521
Silver Wheaton Corp.	142,188	2,239,991
Turquoise Hill Resources Ltd. *	236,717	522,504
		27,494,853
Media 0.2%
Shaw Communications, Inc., B Shares	180,700	3,125,499
Thomson Reuters Corp.	146,944	5,377,244
		8,502,743
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International, Inc. *	110,276	7,692,292
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	296,752	9,097,970
RioCan Real Estate Investment Trust	107,426	2,033,370
		11,131,340
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	28,912	2,807,533
Software & Services 0.1%
CGI Group, Inc., Class A *	93,804	3,920,157
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	190,044	1,481,518
Telecommunication Services 0.2%
BCE, Inc.	95,771	4,131,742
Rogers Communications, Inc., B Shares	114,252	4,223,933
TELUS Corp.	70,139	2,040,586
		10,396,261
Security	Number of Shares	Value ($)
Transportation 0.5%
Canadian National Railway Co.	260,523	15,116,719
Canadian Pacific Railway Ltd.	53,568	6,520,617
		21,637,336
Utilities 0.1%
Canadian Utilities Ltd., Class A	62,406	1,499,569
Fortis, Inc.	85,231	2,360,117
		3,859,686
		314,249,129
Denmark 1.7%
Banks 0.2%
Danske Bank A/S	291,860	7,975,780
Jyske Bank A/S - Reg’d *	12,965	565,067
		8,540,847
Capital Goods 0.1%
Vestas Wind Systems A/S	84,929	5,749,029
Commercial & Professional Services 0.0%
ISS A/S	36,140	1,258,206
Consumer Durables & Apparel 0.1%
Pandora A/S	40,945	5,183,062
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	48,789	4,218,018
Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	38,883	2,945,296
William Demant Holding A/S *	10,842	942,865
		3,888,161
Materials 0.1%
Chr Hansen Holding A/S	32,526	2,008,445
Novozymes A/S, B Shares	98,135	4,217,079
		6,225,524
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Genmab A/S *	20,717	2,545,527
Novo Nordisk A/S, B Shares	649,861	33,700,493
		36,246,020
Telecommunication Services 0.0%
TDC A/S	176,553	750,972
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	1,221	1,566,069
AP Moller - Maersk A/S, B Shares	1,901	2,501,935
DSV A/S	76,205	3,121,509
		7,189,513
		79,249,352
Finland 0.9%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	57,311	1,887,443
Capital Goods 0.2%
Kone Oyj, B Shares (a)	125,835	5,598,932
Metso Oyj	16,308	361,477
Wartsila Oyj Abp	56,379	2,274,532
		8,234,941
Energy 0.1%
Neste Oyj	68,666	2,156,948

See financial notes    3

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	21,684	849,130
Insurance 0.2%
Sampo Oyj, A Shares	158,261	7,132,840
Materials 0.1%
Stora Enso Oyj, R Shares	278,278	2,304,006
UPM-Kymmene Oyj	215,033	3,656,531
		5,960,537
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	52,211	1,769,972
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,843,100	11,224,689
Telecommunication Services 0.0%
Elisa Oyj	42,682	1,525,311
Utilities 0.0%
Fortum Oyj	135,610	1,802,055
		42,543,866
France 8.1%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	74,087	6,713,637
Faurecia	22,190	755,986
Peugeot S.A. *	145,083	2,188,043
Renault S.A.	67,186	6,142,301
Valeo S.A.	28,912	4,014,753
		19,814,720
Banks 0.7%
BNP Paribas S.A.	340,550	15,911,061
Credit Agricole S.A.	358,132	3,730,185
Natixis S.A.	356,697	1,913,042
Societe Generale S.A.	254,787	8,976,501
		30,530,789
Capital Goods 1.4%
Airbus Group SE	193,504	12,568,854
Alstom S.A. *	90,350	1,980,085
Bouygues S.A.	48,789	1,911,867
Compagnie de Saint-Gobain	166,244	6,461,223
Eiffage S.A.	7,228	513,075
Legrand S.A.	101,541	5,065,774
Rexel S.A.	75,894	932,652
Safran S.A.	112,034	6,976,379
Schneider Electric SE	197,092	11,729,015
Thales S.A.	27,105	2,161,994
Vinci S.A.	160,823	11,152,052
Zodiac Aerospace	72,280	1,209,452
		62,662,422
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	85,959	1,716,202
Edenred	72,280	1,270,710
Societe BIC S.A.	14,684	2,039,037
		5,025,949
Consumer Durables & Apparel 0.5%
Christian Dior SE	13,375	2,359,369
Hermes International	9,051	3,092,908
Kering	23,515	4,105,922
Security	Number of Shares	Value ($)
LVMH Moet Hennessy Louis Vuitton SE	86,751	14,497,084
SEB S.A.	7,723	717,047
		24,772,330
Consumer Services 0.2%
Accor S.A.	81,315	3,459,013
Sodexo S.A.	32,546	3,312,440
		6,771,453
Diversified Financials 0.1%
Eurazeo S.A.	16,867	988,550
Wendel S.A.	12,649	1,203,405
		2,191,955
Energy 0.8%
Technip S.A.	39,754	1,976,375
Total S.A.	724,336	32,563,261
		34,539,636
Food & Staples Retailing 0.1%
Carrefour S.A.	189,116	5,012,783
Casino Guichard Perrachon S.A. (a)	23,491	1,060,529
		6,073,312
Food, Beverage & Tobacco 0.5%
Danone S.A.	188,750	13,172,697
Pernod-Ricard S.A.	75,929	8,094,141
		21,266,838
Health Care Equipment & Services 0.2%
BioMerieux	7,228	920,833
Essilor International S.A.	77,830	9,272,684
		10,193,517
Household & Personal Products 0.3%
L'Oreal S.A.	81,393	13,796,263
Insurance 0.4%
AXA S.A.	669,409	14,761,497
CNP Assurances	65,644	972,880
SCOR SE	50,596	1,773,222
		17,507,599
Materials 0.3%
Air Liquide S.A.	117,607	12,290,449
Arkema S.A.	18,070	1,107,355
Imerys S.A.	12,649	766,903
		14,164,707
Media 0.4%
Eutelsat Communications S.A.	45,175	1,371,678
JCDecaux S.A.	19,877	781,824
Lagardere S.C.A.	18,340	529,967
Numericable-SFR SAS	38,510	1,409,483
Publicis Groupe S.A.	62,335	3,871,453
SES S.A.	106,801	2,809,441
Societe Television Francaise 1	57,824	667,241
Vivendi S.A.	403,084	8,378,386
		19,819,473
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Ipsen S.A.	21,684	1,249,191
Sanofi	390,845	31,081,797
		32,330,988

4    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.1%
Fonciere Des Regions	12,649	1,038,617
Gecina S.A.	18,070	2,238,272
Klepierre	45,984	1,919,114
		5,196,003
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	258,401	1,486,935
Software & Services 0.2%
Atos SE	23,491	1,716,499
Cap Gemini S.A.	52,403	4,367,183
Dassault Systemes S.A.	54,270	4,121,209
		10,204,891
Technology Hardware & Equipment 0.0%
Ingenico Group S.A.	15,845	1,605,256
Telecommunication Services 0.3%
Iliad S.A.	7,228	1,776,088
Orange S.A.	681,239	11,854,310
		13,630,398
Transportation 0.1%
Aeroports de Paris	10,298	1,210,122
Bollore S.A.	361,400	1,395,975
Groupe Eurotunnel SE - Reg'd	178,007	1,789,269
		4,395,366
Utilities 0.3%
Electricite de France S.A.	106,613	1,126,548
Engie S.A.	471,627	7,320,297
Suez Environnement Co.	137,332	2,379,283
Veolia Environnement S.A.	161,012	3,654,656
		14,480,784
		372,461,584
Germany 7.2%
Automobiles & Components 0.9%
Bayerische Motoren Werke AG	110,699	9,039,044
Continental AG	37,947	7,611,302
Daimler AG - Reg'd	336,683	23,083,431
Volkswagen AG	13,453	1,882,716
		41,616,493
Banks 0.1%
Commerzbank AG *	395,733	3,224,448
Capital Goods 0.8%
Brenntag AG	40,007	1,945,266
GEA Group AG	77,701	3,434,029
HOCHTIEF AG	14,821	1,613,597
MAN SE	11,685	1,199,804
MTU Aero Engines AG	11,829	1,081,049
OSRAM Licht AG	30,719	1,440,583
Siemens AG - Reg'd	278,970	25,904,201
		36,618,529
Consumer Durables & Apparel 0.2%
adidas AG	71,212	7,618,383
HUGO BOSS AG	18,725	1,068,961
		8,687,344
Security	Number of Shares	Value ($)
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd	468,643	8,139,628
Deutsche Boerse AG	70,503	5,835,007
		13,974,635
Food & Staples Retailing 0.0%
METRO AG	72,280	1,782,371
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	84,929	7,176,586
Fresenius SE & Co. KGaA	151,788	10,040,652
		17,217,238
Household & Personal Products 0.1%
Beiersdorf AG	28,912	2,511,577
Henkel AG & Co. KGaA	41,051	3,637,454
		6,149,031
Insurance 0.8%
Allianz SE - Reg'd	162,630	24,252,853
Hannover Rueck SE	23,491	2,419,689
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	51,075	10,075,218
		36,747,760
Materials 1.0%
BASF SE	325,554	21,287,518
Evonik Industries AG	13,458	406,806
Fuchs Petrolub SE	18,070	659,701
HeidelbergCement AG	49,674	3,654,532
K+S AG - Reg'd	72,288	1,521,801
LANXESS AG	28,912	1,206,154
Linde AG	64,109	8,951,008
Symrise AG	42,593	2,736,966
ThyssenKrupp AG	170,498	2,892,751
Wacker Chemie AG	7,228	577,160
		43,894,397
Media 0.2%
Axel Springer SE	21,684	1,099,816
Kabel Deutschland Holding AG	14,491	1,797,314
ProSiebenSat.1 Media SE	64,167	3,296,045
RTL Group S.A. *	12,649	1,060,882
		7,254,057
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg'd	288,622	30,240,670
Merck KGaA	46,982	4,002,698
QIAGEN N.V. *	84,929	1,816,986
		36,060,354
Real Estate 0.1%
Deutsche Wohnen AG	93,321	2,471,575
Vonovia SE	141,452	4,414,112
		6,885,687
Retailing 0.0%
Fielmann AG	10,842	749,350
Zalando SE *(d)	30,344	949,874
		1,699,224
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	394,246	4,825,567

See financial notes    5

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 0.6%
SAP SE	312,953	23,782,339
United Internet AG - Reg'd	34,575	1,694,669
Wirecard AG	57,824	2,297,016
		27,774,024
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	1,101,089	18,508,130
Telefonica Deutschland Holding AG	141,336	686,452
		19,194,582
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd *	81,315	1,217,944
Deutsche Post AG - Reg'd	318,032	7,579,809
Fraport AG Frankfurt Airport Services Worldwide	16,263	941,665
		9,739,418
Utilities 0.2%
E.ON SE	713,765	6,502,916
RWE AG	178,893	2,048,725
		8,551,641
		331,896,800
Greece 0.0%
Banks 0.0%
Alpha Bank AE *	500,000	852,942
Consumer Services 0.0%
OPAP S.A.	60,562	401,402
Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	81,631	676,752
		1,931,096
Hong Kong 3.2%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	815,447	430,996
Banks 0.2%
BOC Hong Kong Holdings Ltd.	1,531,418	3,978,144
Hang Seng Bank Ltd.	273,059	4,614,102
The Bank of East Asia Ltd.	535,860	1,705,540
		10,297,786
Capital Goods 0.5%
CK Hutchison Holdings Ltd.	1,009,223	12,193,245
Hopewell Holdings Ltd.	402,228	1,236,248
Jardine Matheson Holdings Ltd.	83,480	4,860,206
Jardine Strategic Holdings Ltd.	85,415	2,518,888
Johnson Electric Holdings Ltd.	289,790	864,583
		21,673,170
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,984,573	1,120,384
Prada S.p.A.	105,382	302,886
Samsonite International S.A.	544,397	1,585,694
Techtronic Industries Co., Ltd.	468,255	1,788,440
Texwinca Holdings Ltd.	192,482	183,171
Yue Yuen Industrial Holdings Ltd.	538,055	1,913,186
		6,893,761
Security	Number of Shares	Value ($)
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	1,945,024	675,342
Galaxy Entertainment Group Ltd.	772,091	2,591,459
Melco International Development Ltd.	387,945	452,494
MGM China Holdings Ltd.	275,144	314,909
Sands China Ltd.	882,316	3,074,885
Wynn Macau Ltd.	539,532	621,671
		7,730,760
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	443,177	9,625,920
Energy 0.0%
Brightoil Petroleum Holdings Ltd.	1,469,267	376,001
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	1,032,552	1,484,531
Tingyi Cayman Islands Holding Corp.	745,597	702,819
Want Want China Holdings Ltd.	2,504,532	1,658,705
		3,846,055
Insurance 0.5%
AIA Group Ltd.	4,184,279	21,362,226
Media 0.0%
Television Broadcasts Ltd.	180,700	711,074
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	1,004,171	5,139,562
Hang Lung Properties Ltd.	580,837	1,018,835
Henderson Land Development Co., Ltd.	342,770	1,851,346
Hongkong Land Holdings Ltd.	420,384	2,467,654
Hysan Development Co., Ltd.	188,888	748,153
Kerry Properties Ltd.	237,407	557,481
Link REIT	903,500	5,094,870
New World China Land Ltd.	953,093	909,441
New World Development Co., Ltd.	1,784,077	1,495,879
Shui On Land Ltd.	2,710,500	679,703
Sino Land Co., Ltd.	851,387	1,182,459
Sun Hung Kai Properties Ltd.	588,390	6,571,590
Swire Pacific Ltd., Class A	251,783	2,454,319
Swire Properties Ltd.	769,034	1,977,930
The Wharf Holdings Ltd.	432,505	2,171,939
Wheelock & Co., Ltd.	214,046	845,047
		35,166,208
Retailing 0.0%
Chow Tai Fook Jewellery Group Ltd.	729,191	436,043
Esprit Holdings Ltd.	903,500	807,511
L'Occitane International S.A.	208,845	416,823
		1,660,377
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	105,183	843,368
Semiconductor Manufacturing International Corp. *	16,230,594	1,335,826
Xinyi Solar Holdings Ltd.	815,447	228,606
		2,407,800

6    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc.	277,590	1,925,886
FIH Mobile Ltd.	736,433	263,278
VTech Holdings Ltd.	69,186	775,836
		2,965,000
Telecommunication Services 0.0%
PCCW Ltd.	1,807,000	1,147,943
Transportation 0.1%
MTR Corp. Ltd.	560,845	2,592,848
Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	217,844	2,222,941
CLP Holdings Ltd.	532,057	4,638,988
Hong Kong & China Gas Co., Ltd.	2,633,521	4,632,957
Power Assets Holdings Ltd.	459,936	4,359,134
		15,854,020
		144,741,945
Ireland 0.3%
Banks 0.1%
Bank of Ireland *	9,652,234	2,747,761
Food, Beverage & Tobacco 0.1%
Glanbia plc	58,185	1,160,737
Kerry Group plc, A Shares	56,017	4,896,612
		6,057,349
Materials 0.1%
Smurfit Kappa Group plc	93,319	2,158,716
Transportation 0.0%
Ryanair Holdings plc	137,691	2,137,153
		13,100,979
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	411,996	2,018,750
Bank Leumi Le-Israel *	475,957	1,591,768
First International Bank of Israel Ltd.	48,789	562,897
Israel Discount Bank Ltd., A Shares *	496,295	798,731
Mizrahi Tefahot Bank Ltd.	39,754	439,708
		5,411,854
Capital Goods 0.0%
Elbit Systems Ltd.	4,538	377,033
Energy 0.0%
Delek Group Ltd.	1,807	289,983
Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	23,491	485,220
Materials 0.0%
Frutarom Industries Ltd.	8,000	413,726
Israel Chemicals Ltd.	184,314	713,242
The Israel Corp., Ltd.	1,807	257,567
		1,384,535
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	355,661	20,088,589
Security	Number of Shares	Value ($)
Real Estate 0.0%
Azrieli Group	14,456	525,323
Gazit-Globe Ltd.	27,105	212,972
		738,295
Software & Services 0.0%
NICE-Systems Ltd.	18,070	1,093,341
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	954,288	2,142,324
		32,011,174
Italy 1.9%
Automobiles & Components 0.1%
Ferrari N.V. *	36,598	1,415,256
Fiat Chrysler Automobiles N.V.	320,376	2,208,724
		3,623,980
Banks 0.5%
Banca Monte dei Paschi di Siena S.p.A. *(a)	828,293	442,611
Banco Popolare SC *	141,340	1,163,315
Intesa Sanpaolo S.p.A.	4,387,396	11,164,610
UniCredit S.p.A.	1,754,831	6,551,463
Unione di Banche Italiane S.p.A.	294,541	1,138,039
		20,460,038
Capital Goods 0.1%
CNH Industrial N.V.	319,839	2,132,042
Finmeccanica S.p.A. *	147,496	1,528,097
Prysmian S.p.A.	62,419	1,275,042
		4,935,181
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	74,658	4,279,063
Diversified Financials 0.1%
Banca Mediolanum S.p.A.	86,043	607,685
EXOR S.p.A.	50,596	1,677,290
Mediobanca S.p.A.	211,419	1,438,031
		3,723,006
Energy 0.3%
Eni S.p.A.	856,902	12,057,319
Saipem S.p.A. *	104,847	43,290
Tenaris S.A.	166,244	1,815,356
		13,915,965
Food, Beverage & Tobacco 0.0%
Davide Campari-Milano S.p.A.	78,527	618,596
Parmalat S.p.A.	174,009	453,010
		1,071,606
Insurance 0.1%
Assicurazioni Generali S.p.A.	444,522	6,187,172
UnipolSai S.p.A.	160,823	331,137
		6,518,309
Media 0.0%
Mediaset S.p.A.	316,225	1,129,051
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	3,263,494	3,187,809
Telecom Italia S.p.A. - RSP	2,341,872	1,815,545
		5,003,354

See financial notes    7

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
Atlantia S.p.A.	168,260	4,170,191
Utilities 0.4%
Enel Green Power S.p.A.	182,507	355,359
Enel S.p.A.	2,434,939	9,799,612
Snam S.p.A.	616,187	3,332,861
Terna Rete Elettrica Nazionale S.p.A.	565,591	2,952,265
		16,440,097
		85,269,841
Japan 21.5%
Automobiles & Components 2.7%
Aisin Seiki Co., Ltd.	58,283	2,333,902
Bridgestone Corp.	218,855	7,664,530
Daihatsu Motor Co., Ltd. (a)	134,656	1,870,570
Denso Corp.	171,086	6,346,286
Fuji Heavy Industries Ltd.	215,643	7,061,055
Honda Motor Co., Ltd.	625,844	16,007,191
Isuzu Motors Ltd.	219,079	2,193,216
Koito Manufacturing Co., Ltd.	40,253	1,774,163
Mazda Motor Corp.	183,327	2,554,803
Mitsubishi Motors Corp.	181,200	1,290,674
NGK Spark Plug Co., Ltd.	78,271	1,462,446
Nissan Motor Co., Ltd.	903,500	8,200,538
NOK Corp.	46,439	749,195
Stanley Electric Co., Ltd.	61,798	1,372,011
Sumitomo Electric Industries Ltd.	342,626	4,109,994
Sumitomo Rubber Industries Ltd.	76,188	1,089,412
Suzuki Motor Corp.	145,945	3,653,312
Toyo Tire & Rubber Co., Ltd.	12,214	185,361
Toyota Industries Corp.	49,319	2,075,440
Toyota Motor Corp.	972,263	50,794,551
Yamaha Motor Co., Ltd.	118,005	1,758,444
		124,547,094
Banks 1.7%
Aozora Bank Ltd.	531,318	1,727,519
Fukuoka Financial Group, Inc.	336,699	1,067,891
Hokuhoku Financial Group, Inc.	881,936	1,312,649
Japan Post Bank Co., Ltd. *	147,359	1,597,939
Kyushu Financial Group, Inc. *	76,998	448,174
Mitsubishi UFJ Financial Group, Inc.	4,809,153	20,732,083
Mizuho Financial Group, Inc.	8,601,121	12,656,888
North Pacific Bank Ltd.	177,332	439,893
Resona Holdings, Inc.	903,500	3,161,750
Seven Bank Ltd.	180,700	771,627
Shinsei Bank Ltd.	627,559	745,009
Sumitomo Mitsui Financial Group, Inc.	449,560	12,601,620
Sumitomo Mitsui Trust Holdings, Inc.	1,475,824	4,297,704
Suruga Bank Ltd.	71,083	1,138,588
The 77 Bank Ltd.	85,459	302,845
The Bank of Kyoto Ltd.	148,354	929,225
The Bank of Yokohama Ltd.	571,123	2,588,079
The Chiba Bank Ltd.	232,016	1,087,366
The Chugoku Bank Ltd.	60,301	635,732
The Gunma Bank Ltd.	187,366	823,331
The Hachijuni Bank Ltd.	233,813	1,073,002
The Hiroshima Bank Ltd.	237,925	887,410
Security	Number of Shares	Value ($)
The Iyo Bank Ltd.	180,700	1,250,292
The Joyo Bank Ltd.	244,595	847,279
The Juroku Bank Ltd.	185,294	579,480
The Shiga Bank Ltd.	103,429	422,421
The Shizuoka Bank Ltd.	196,076	1,434,851
Yamaguchi Financial Group, Inc.	92,252	868,783
		76,429,430
Capital Goods 2.7%
Amada Holdings Co., Ltd.	144,805	1,343,175
Asahi Glass Co., Ltd.	255,377	1,237,575
COMSYS Holdings Corp.	63,640	950,019
Daikin Industries Ltd.	107,928	7,243,009
DMG Mori Co., Ltd.	33,716	299,300
Ebara Corp.	54,071	208,380
FANUC Corp.	65,436	9,623,367
Fuji Electric Co., Ltd.	208,764	715,762
Hino Motors Ltd.	157,658	1,592,293
Hoshizaki Electric Co., Ltd.	7,588	587,545
IHI Corp.	495,378	882,135
ITOCHU Corp.	589,922	6,953,632
JGC Corp.	85,459	1,345,388
JTEKT Corp.	89,153	1,218,721
Kajima Corp.	311,084	1,785,891
Kawasaki Heavy Industries Ltd.	540,303	1,464,742
Keihan Electric Railway Co., Ltd.	142,963	990,450
Komatsu Ltd.	361,900	5,509,857
Kubota Corp.	448,395	5,746,209
Kurita Water Industries Ltd.	43,679	951,941
LIXIL Group Corp.	103,629	2,128,124
Mabuchi Motor Co., Ltd.	21,074	925,109
Makita Corp.	36,340	2,134,522
Marubeni Corp.	502,566	2,517,394
Minebea Co., Ltd.	132,181	971,962
MISUMI Group, Inc.	111,172	1,484,263
Mitsubishi Corp.	481,854	7,713,933
Mitsubishi Electric Corp.	725,073	7,348,691
Mitsubishi Heavy Industries Ltd.	1,088,270	3,875,832
Mitsui & Co., Ltd.	672,577	7,755,118
Mitsui Engineering & Shipbuilding Co., Ltd.	401,934	530,571
MonotaRO Co., Ltd.	15,752	370,791
Nabtesco Corp.	36,334	694,973
NGK Insulators Ltd.	69,286	1,233,797
Nidec Corp.	80,303	5,383,414
NSK Ltd.	124,993	1,141,686
NTN Corp.	163,825	516,693
Obayashi Corp.	216,181	1,970,766
Seibu Holdings, Inc.	49,548	974,938
Shimizu Corp.	244,595	1,859,247
SMC Corp.	21,194	4,906,305
Sojitz Corp.	777,920	1,495,536
Sumitomo Corp.	495,336	4,875,467
Sumitomo Heavy Industries Ltd.	109,640	452,644
Taisei Corp.	332,665	2,015,884
The Japan Steel Works Ltd.	124,993	413,044
THK Co., Ltd.	75,978	1,294,403
Toshiba Corp. *	1,397,857	2,164,743
TOTO Ltd.	59,792	1,718,937
Toyota Tsusho Corp.	96,962	1,959,427
		123,477,605

8    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	228,422	1,964,986
Recruit Holdings Co., Ltd.	126,046	3,740,900
Secom Co., Ltd.	74,549	5,309,408
Sohgo Security Services Co., Ltd.	24,422	1,265,725
Temp Holdings Co., Ltd.	22,728	289,750
Toppan Printing Co., Ltd.	223,031	1,883,044
		14,453,813
Consumer Durables & Apparel 0.9%
Asics Corp.	65,542	1,193,837
Bandai Namco Holdings, Inc.	85,559	1,704,737
Casio Computer Co., Ltd. (a)	83,662	1,540,937
Haseko Corp.	157,521	1,363,438
Iida Group Holdings Co., Ltd.	47,783	875,016
Nikon Corp.	180,700	2,748,721
Panasonic Corp.	775,413	6,555,718
Rinnai Corp.	19,971	1,717,993
Sega Sammy Holdings, Inc.	67,189	710,730
Sekisui Chemical Co., Ltd.	144,760	1,604,383
Sekisui House Ltd.	213,246	3,474,280
Shimano, Inc.	25,908	4,053,469
Sony Corp.	445,036	9,411,304
Sumitomo Forestry Co., Ltd.	111,434	1,244,902
Wacoal Holdings Corp.	36,940	424,790
Yamaha Corp.	49,489	1,381,088
		40,005,343
Consumer Services 0.2%
Benesse Holdings, Inc.	47,322	1,438,002
Oriental Land Co., Ltd.	79,872	5,469,153
Resorttrust, Inc.	38,737	892,624
		7,799,779
Diversified Financials 0.5%
Acom Co., Ltd. *	81,036	361,117
AEON Financial Service Co., Ltd.	38,334	856,508
Aiful Corp. *	121,699	339,625
Credit Saison Co., Ltd.	83,962	1,422,240
Daiwa Securities Group, Inc.	589,822	3,483,804
Japan Exchange Group, Inc.	178,052	2,762,073
Mitsubishi UFJ Lease & Finance Co., Ltd.	361,400	1,559,263
Nomura Holdings, Inc.	1,264,900	5,334,152
Okasan Securities Group, Inc.	53,113	252,213
ORIX Corp.	447,159	5,851,197
SBI Holdings, Inc.	137,488	1,254,597
Zenkoku Hosho Co., Ltd.	38,757	1,155,414
		24,632,203
Energy 0.2%
Cosmo Energy Holdings Co., Ltd. *	21,988	235,707
Idemitsu Kosan Co., Ltd.	44,104	668,935
Inpex Corp.	361,400	2,614,247
Japan Petroleum Exploration Co., Ltd.	11,682	250,872
JX Holdings, Inc.	1,084,200	4,217,694
Showa Shell Sekiyu K.K.	135,306	1,059,672
TonenGeneral Sekiyu K.K.	46,994	357,217
		9,404,344
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	280,350	3,675,907
FamilyMart Co., Ltd.	26,158	1,256,047
Security	Number of Shares	Value ($)
Lawson, Inc.	18,570	1,431,309
Seven & i Holdings Co., Ltd.	274,261	10,921,844
Sugi Holdings Co., Ltd.	16,873	793,760
Sundrug Co., Ltd.	15,176	1,001,650
Tsuruha Holdings, Inc.	15,176	1,283,994
		20,364,511
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	188,888	4,629,534
Asahi Group Holdings Ltd.	156,024	4,583,615
Calbee, Inc.	25,474	1,031,373
Ezaki Glico Co., Ltd.	21,014	1,122,608
Japan Tobacco, Inc.	362,226	14,408,813
Kewpie Corp.	80,972	1,812,769
Kikkoman Corp.	81,865	2,694,383
Kirin Holdings Co., Ltd.	365,567	4,815,930
MEIJI Holdings Co., Ltd.	48,928	3,927,244
NH Foods Ltd.	62,098	1,306,602
Nisshin Seifun Group, Inc.	141,766	2,317,238
Nissin Foods Holdings Co., Ltd.	29,752	1,365,363
Sapporo Holdings Ltd.	92,647	421,067
Suntory Beverage & Food Ltd.	47,090	1,996,241
Toyo Suisan Kaisha Ltd.	38,937	1,395,350
Yakult Honsha Co., Ltd.	40,554	1,936,532
Yamazaki Baking Co., Ltd.	35,143	665,343
		50,430,005
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	111,017	2,010,354
Asahi Intecc Co., Ltd.	12,833	596,884
Hoya Corp.	157,639	5,698,048
M3, Inc.	47,176	1,123,865
Miraca Holdings, Inc.	12,779	550,219
Nipro Corp.	74,877	701,837
Olympus Corp.	94,841	3,461,749
Suzuken Co., Ltd.	32,546	1,059,637
Sysmex Corp.	42,119	2,612,031
Terumo Corp.	139,688	4,776,927
		22,591,551
Household & Personal Products 0.4%
Kao Corp.	186,915	9,437,241
Kobayashi Pharmaceutical Co., Ltd.	6,191	529,286
Kose Corp.	9,770	840,458
Lion Corp.	85,459	903,234
Pigeon Corp.	31,978	746,791
Shiseido Co., Ltd.	180,700	3,936,579
Unicharm Corp.	110,289	2,399,732
		18,793,321
Insurance 0.6%
Japan Post Holdings Co., Ltd. *	176,183	2,242,968
Japan Post Insurance Co., Ltd. *	22,868	501,222
MS&AD Insurance Group Holdings, Inc.	180,700	4,919,522
Sompo Japan Nipponkoa Holdings, Inc.	161,026	4,636,408
Sony Financial Holdings, Inc.	55,210	770,372
T&D Holdings, Inc.	244,385	2,410,832
The Dai-ichi Life Insurance Co., Ltd.	449,016	5,441,895
Tokio Marine Holdings, Inc.	248,640	8,670,184
		29,593,403

See financial notes    9

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 1.3%
Air Water, Inc.	87,256	1,234,532
Asahi Kasei Corp.	491,784	2,781,003
Daicel Corp.	123,196	1,572,761
Denka Co., Ltd.	67,489	239,164
DIC Corp.	319,036	686,828
Dowa Holdings Co., Ltd.	27,595	157,930
Hitachi Chemical Co., Ltd.	38,737	631,117
Hitachi Metals Ltd.	89,053	948,321
JFE Holdings, Inc.	186,191	2,230,168
JSR Corp.	123,602	1,733,439
Kaneka Corp.	94,910	711,352
Kansai Paint Co., Ltd.	78,271	1,074,124
Kobe Steel Ltd.	1,614,262	1,244,215
Kuraray Co., Ltd.	180,700	1,975,493
Maruichi Steel Tube Ltd.	7,788	211,820
Mitsubishi Chemical Holdings Corp.	540,556	2,725,887
Mitsubishi Gas Chemical Co., Inc.	118,352	552,572
Mitsubishi Materials Corp.	734,989	2,070,667
Mitsui Chemicals, Inc.	363,804	1,189,313
Nippon Kayaku Co., Ltd.	58,117	569,457
Nippon Paint Holdings Co., Ltd.	85,459	1,711,830
Nippon Paper Industries Co., Ltd.	20,867	352,729
Nippon Shokubai Co., Ltd.	11,744	586,810
Nippon Steel & Sumitomo Metal Corp.	309,304	5,343,458
Nissan Chemical Industries Ltd.	51,275	1,157,009
Nisshin Steel Co., Ltd.	27,855	329,941
Nitto Denko Corp.	56,807	3,007,563
Oji Holdings Corp.	215,843	816,522
Shin-Etsu Chemical Co., Ltd.	147,559	7,407,037
Sumitomo Chemical Co., Ltd.	482,830	2,113,117
Sumitomo Metal Mining Co., Ltd.	187,091	2,009,726
Sumitomo Osaka Cement Co., Ltd.	89,053	325,048
Taiheiyo Cement Corp.	347,024	737,858
Teijin Ltd.	417,661	1,346,876
Toray Industries, Inc.	550,222	4,400,801
Tosoh Corp.	225,004	855,165
Toyo Seikan Group Holdings Ltd.	35,186	598,201
Ube Industries Ltd.	217,640	368,277
Zeon Corp.	49,519	314,991
		58,323,122
Media 0.2%
CyberAgent, Inc.	11,214	460,979
Dentsu, Inc.	86,856	4,039,814
Hakuhodo DY Holdings, Inc.	96,733	1,093,522
Shochiku Co., Ltd.	49,519	430,810
Toho Co., Ltd.	38,537	943,324
		6,968,449
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	787,320	11,327,643
Chugai Pharmaceutical Co., Ltd.	80,168	2,379,294
Daiichi Sankyo Co., Ltd.	221,234	4,617,739
Eisai Co., Ltd.	94,132	5,802,618
Hisamitsu Pharmaceutical Co., Inc.	18,370	801,526
Kaken Pharmaceutical Co., Ltd.	14,552	965,621
Kyowa Hakko Kirin Co., Ltd.	60,097	896,064
Mitsubishi Tanabe Pharma Corp.	123,912	2,225,202
Nippon Shinyaku Co., Ltd.	20,767	712,011
Ono Pharmaceutical Co., Ltd.	33,496	6,206,590
Otsuka Holdings Co., Ltd.	135,575	4,788,815
Security	Number of Shares	Value ($)
Rohto Pharmaceutical Co., Ltd.	35,143	639,501
Santen Pharmaceutical Co., Ltd.	150,685	2,313,507
Sawai Pharmaceutical Co., Ltd.	6,191	427,268
Shionogi & Co., Ltd.	105,626	4,524,489
Sumitomo Dainippon Pharma Co., Ltd.	85,195	967,619
Taisho Pharmaceutical Holdings Co., Ltd.	11,526	909,827
Takeda Pharmaceutical Co., Ltd.	268,156	12,759,831
Tsumura & Co.	50,974	1,291,567
		64,556,732
Real Estate 0.8%
Aeon Mall Co., Ltd.	47,608	674,842
Daikyo, Inc.	229,979	364,706
Daito Trust Construction Co., Ltd.	26,149	3,539,816
Daiwa House Industry Co., Ltd.	262,633	7,189,687
Hulic Co., Ltd.	81,365	721,563
Mitsubishi Estate Co., Ltd.	455,372	8,445,814
Mitsui Fudosan Co., Ltd.	332,879	7,735,474
Nomura Real Estate Holdings, Inc.	38,692	692,771
NTT Urban Development Corp.	100,035	976,643
Sumitomo Real Estate Sales Co., Ltd.	18,670	341,891
Sumitomo Realty & Development Co., Ltd.	146,377	4,025,286
Tokyo Tatemono Co., Ltd.	59,780	690,085
Tokyu Fudosan Holdings Corp.	180,700	1,143,033
		36,541,611
Retailing 0.6%
Aoyama Trading Co., Ltd.	33,446	1,235,613
Don Quijote Holdings Co., Ltd.	38,596	1,290,807
Fast Retailing Co., Ltd.	18,524	5,143,231
Isetan Mitsukoshi Holdings Ltd.	170,603	1,983,000
J Front Retailing Co., Ltd.	65,692	765,897
Marui Group Co., Ltd.	113,483	1,555,333
Nitori Holdings Co., Ltd.	22,564	1,733,155
Rakuten, Inc.	361,400	3,435,501
Ryohin Keikaku Co., Ltd.	9,566	1,948,371
Sanrio Co., Ltd. (a)	34,543	676,018
Shimamura Co., Ltd.	10,930	1,208,473
Start Today Co., Ltd.	18,855	596,344
Takashimaya Co., Ltd.	116,008	928,064
USS Co., Ltd.	112,643	1,773,348
Yamada Denki Co., Ltd.	329,854	1,618,951
		25,892,106
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	128,987	1,179,310
Disco Corp.	7,588	699,138
Rohm Co., Ltd.	23,861	1,018,915
Sumco Corp.	57,268	364,283
Tokyo Electron Ltd.	56,341	3,401,174
		6,662,820
Software & Services 0.5%
DeNA Co., Ltd.	34,343	501,415
Fujitsu Ltd.	634,747	2,323,047
Kakaku.com, Inc.	31,449	553,057
Konami Holdings Corp.	43,628	1,058,667
Nexon Co., Ltd.	44,028	660,761
Nintendo Co., Ltd.	36,740	5,147,669
Nomura Research Institute Ltd.	46,100	1,574,445

10    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NTT Data Corp.	47,322	2,368,720
Obic Co., Ltd.	34,543	1,716,822
Otsuka Corp.	25,658	1,268,409
Square Enix Holdings Co., Ltd.	38,037	896,039
Trend Micro, Inc.	29,752	1,083,329
Yahoo Japan Corp.	542,100	2,137,183
		21,289,563
Technology Hardware & Equipment 1.4%
Alps Electric Co., Ltd.	60,601	996,460
Azbil Corp.	12,779	317,112
Brother Industries Ltd.	113,014	1,235,520
Canon, Inc.	394,046	11,042,015
Citizen Holdings Co., Ltd.	137,760	756,688
FUJIFILM Holdings Corp.	131,308	4,923,105
Hamamatsu Photonics K.K.	76,874	1,887,201
Hirose Electric Co., Ltd.	7,556	852,832
Hitachi Ltd.	1,612,148	6,825,653
Ibiden Co., Ltd. (a)	45,738	555,542
Japan Aviation Electronics Industry Ltd.	29,752	309,711
Japan Display, Inc. *	193,979	390,106
Keyence Corp.	14,876	7,697,959
Konica Minolta, Inc.	176,193	1,478,226
Kyocera Corp.	106,811	4,704,889
Murata Manufacturing Co., Ltd.	71,418	8,582,814
NEC Corp.	920,002	2,331,079
Omron Corp.	58,204	1,538,184
Ricoh Co., Ltd.	226,625	2,238,643
Seiko Epson Corp.	92,947	1,496,210
Shimadzu Corp.	90,664	1,413,676
Taiyo Yuden Co., Ltd.	31,249	320,311
TDK Corp.	36,740	1,917,153
Topcon Corp.	24,537	264,337
Yaskawa Electric Corp.	78,271	939,599
Yokogawa Electric Corp.	159,292	1,538,235
		66,553,260
Telecommunication Services 1.1%
KDDI Corp.	642,435	16,380,314
Nippon Telegraph & Telephone Corp.	182,858	7,785,741
NTT DOCOMO, Inc.	487,203	11,401,521
SoftBank Group Corp.	325,262	16,062,108
		51,629,684
Transportation 1.3%
ANA Holdings, Inc.	447,071	1,264,671
Central Japan Railway Co.	67,665	12,118,254
East Japan Railway Co.	137,772	12,103,186
Hankyu Hanshin Holdings, Inc.	391,152	2,505,452
Japan Airlines Co., Ltd.	42,613	1,525,196
Japan Airport Terminal Co., Ltd.	13,458	472,744
Kawasaki Kisen Kaisha Ltd.	241,001	403,537
Keikyu Corp.	178,903	1,586,551
Keio Corp.	258,971	2,379,206
Keisei Electric Railway Co., Ltd.	126,496	1,740,406
Kintetsu Group Holdings Co., Ltd.	593,416	2,544,526
Mitsui OSK Lines Ltd.	557,476	1,042,104
Nagoya Railroad Co., Ltd.	278,723	1,333,426
Nippon Express Co., Ltd.	309,542	1,371,172
Nippon Yusen K.K.	571,852	1,053,778
Odakyu Electric Railway Co., Ltd.	222,523	2,562,834
Tobu Railway Co., Ltd.	409,122	2,131,240
Security	Number of Shares	Value ($)
Tokyu Corp.	343,430	2,875,228
West Japan Railway Co.	65,897	3,857,784
Yamato Holdings Co., Ltd.	180,700	3,665,228
		58,536,523
Utilities 0.6%
Chubu Electric Power Co., Inc.	256,464	3,380,894
Electric Power Development Co., Ltd.	52,823	1,630,903
Hokkaido Electric Power Co., Inc. *	56,407	477,742
Hokuriku Electric Power Co.	125,386	1,868,432
Kyushu Electric Power Co., Inc. *	180,700	1,817,006
Osaka Gas Co., Ltd.	584,796	2,228,830
Shikoku Electric Power Co., Inc.	37,480	537,919
The Chugoku Electric Power Co., Inc.	125,561	1,677,484
The Kansai Electric Power Co., Inc. *	323,586	3,554,787
Toho Gas Co., Ltd.	241,001	1,680,335
Tohoku Electric Power Co., Inc.	180,700	2,308,478
Tokyo Electric Power Co., Inc. *	542,100	2,747,120
Tokyo Gas Co., Ltd.	759,484	3,506,242
		27,416,172
		986,892,444
Netherlands 2.7%
Banks 0.4%
ABN AMRO Group N.V. *(d)	76,980	1,525,642
ING Groep N.V. CVA	1,313,689	15,551,404
		17,077,046
Capital Goods 0.2%
Boskalis Westminster	14,456	527,290
Koninklijke Philips N.V.	326,371	8,310,484
		8,837,774
Commercial & Professional Services 0.1%
Randstad Holding N.V.	52,403	2,713,973
Energy 0.1%
Koninklijke Vopak N.V.	38,266	1,746,481
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	280,145	6,154,798
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	39,754	2,887,999
Heineken N.V.	79,835	6,432,990
		9,320,989
Household & Personal Products 0.5%
Unilever N.V. CVA	545,277	23,488,507
Insurance 0.1%
Aegon N.V.	649,360	3,265,342
NN Group N.V.	75,454	2,328,362
		5,593,704
Materials 0.2%
Akzo Nobel N.V.	83,122	4,898,752
ArcelorMittal (a)	357,786	1,389,790
Koninklijke DSM N.V.	66,859	3,309,010
OCI N.V. *	23,491	428,168
		10,025,720

See financial notes    11

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.3%
Altice N.V., A Shares *	132,612	1,909,187
Altice N.V., B Shares *	29,838	438,001
RELX N.V.	327,123	5,391,958
Wolters Kluwer N.V.	108,420	4,098,982
		11,838,128
Real Estate 0.2%
Unibail-Rodamco SE	34,985	8,733,478
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	118,366	10,883,029
Software & Services 0.0%
Gemalto N.V.	27,105	1,724,942
Telecommunication Services 0.1%
Koninklijke KPN N.V.	1,089,964	4,037,281
Transportation 0.0%
TNT Express N.V.	162,630	1,390,497
		123,566,347
New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	336,102	990,592
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	123,592	717,115
Ryman Healthcare Ltd.	136,537	722,006
		1,439,121
Materials 0.0%
Fletcher Building Ltd.	237,476	1,119,546
Real Estate 0.0%
Kiwi Property Group Ltd.	909,800	818,832
Telecommunication Services 0.1%
Spark New Zealand Ltd.	719,186	1,631,232
Transportation 0.1%
Auckland International Airport Ltd.	536,877	2,159,338
Utilities 0.0%
Contact Energy Ltd.	244,632	722,616
		8,881,277
Norway 0.5%
Banks 0.1%
DNB A.S.A.	419,224	4,832,928
Energy 0.1%
Statoil A.S.A. (a)	319,015	4,651,090
Subsea 7 S.A. *	124,683	789,486
		5,440,576
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	40,868	584,116
Orkla A.S.A.	361,400	2,978,606
		3,562,722
Insurance 0.0%
Gjensidige Forsikring A.S.A.	79,508	1,247,656
Materials 0.1%
Norsk Hydro A.S.A.	303,576	1,207,311
Yara International A.S.A.	63,672	2,473,054
		3,680,365
Security	Number of Shares	Value ($)
Media 0.0%
Schibsted A.S.A., B Shares *	32,526	852,913
Schibsted A.S.A., Class A	32,526	893,209
		1,746,122
Telecommunication Services 0.1%
Telenor A.S.A.	233,103	3,486,772
		23,997,141
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	15,153,502	566,397
Banco Espirito Santo S.A. - Reg'd *(b)(e)	505,213	—
		566,397
Energy 0.0%
Galp Energia, SGPS, S.A.	178,893	1,965,144
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	58,088	822,080
Utilities 0.1%
EDP - Energias de Portugal S.A.	916,149	2,843,978
		6,197,599
Republic of Korea 3.7%
Automobiles & Components 0.4%
Hankook Tire Co., Ltd. *	29,037	1,253,801
Hanon Systems	107,790	866,364
Hyundai Mobis Co., Ltd.	23,534	4,738,389
Hyundai Motor Co.	52,845	6,302,772
Hyundai Wia Corp.	5,062	448,200
Kia Motors Corp.	91,324	3,404,250
		17,013,776
Banks 0.3%
BNK Financial Group, Inc.	127,689	888,981
Hana Financial Group, Inc.	100,059	1,686,933
Industrial Bank of Korea *	90,000	847,821
KB Financial Group, Inc. ADR *	164,629	3,911,585
Shinhan Financial Group Co., Ltd. ADR *	171,058	5,260,033
Woori Bank	80,000	563,435
		13,158,788
Capital Goods 0.4%
Cheil Industries, Inc.	24,622	3,076,008
CJ Corp.	5,200	1,000,728
Daelim Industrial Co., Ltd.	14,143	919,461
Daewoo International Corp.	15,027	231,474
Doosan Corp.	3,746	228,389
Doosan Heavy Industries & Construction Co., Ltd.	14,480	193,191
GS Engineering & Construction Corp. *	14,464	293,560
Hanwha Techwin Co., Ltd.	14,690	465,633
Hyundai Development Co-Engineering & Construction *	17,197	547,879
Hyundai Engineering & Construction Co., Ltd.	20,409	627,106

12    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hyundai Heavy Industries Co., Ltd. *	14,564	1,212,980
KCC Corp.	2,032	700,775
Korea Aerospace Industries Ltd. *	21,000	1,202,232
LG Corp.	32,925	1,911,551
LG Hausys Ltd.	1,709	167,901
Neo Holdings Co., Ltd. *(b)(e)	1,746	—
Samsung Heavy Industries Co., Ltd. *	48,686	413,360
SK Holdings Co., Ltd.	12,862	2,579,264
		15,771,492
Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineering Co., Ltd. *	6,170	355,223
S-1 Corp.	6,932	514,561
		869,784
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	17,000	1,340,261
Hanssem Co., Ltd.	3,194	658,583
LG Electronics, Inc.	36,304	1,905,175
		3,904,019
Consumer Services 0.0%
Kangwon Land, Inc. *	34,840	1,162,085
Diversified Financials 0.0%
Daewoo Securities Co., Ltd.	73,600	475,511
Korea Investment Holdings Co., Ltd. *	18,000	604,754
Samsung Card Co., Ltd.	6,960	200,915
Samsung Securities Co., Ltd.	14,820	467,956
		1,749,136
Energy 0.1%
GS Holdings Corp.	14,877	637,569
S-Oil Corp.	23,105	1,475,940
SK Innovation Co., Ltd.	19,871	2,329,825
		4,443,334
Food & Staples Retailing 0.0%
E-MART, Inc.	11,781	1,676,604
Food, Beverage & Tobacco 0.2%
CJ CheilJedang Corp.	2,200	643,972
KT&G Corp.	37,444	3,224,538
Lotte Chilsung Beverage Co., Ltd. *	207	347,315
Lotte Confectionery Co., Ltd. *	956	1,853,714
Orion Corp.	1,677	1,243,478
		7,313,017
Household & Personal Products 0.1%
Amorepacific Corp.	11,240	3,340,099
AMOREPACIFIC Group	8,200	938,223
LG Household & Health Care Ltd.	3,220	2,260,014
		6,538,336
Insurance 0.2%
Dongbu Insurance Co., Ltd.	20,977	1,144,940
Hanwha Life Insurance Co., Ltd.	85,793	424,560
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,273,911
Samsung Fire & Marine Insurance Co., Ltd.	12,193	2,987,369
Samsung Life Insurance Co., Ltd.	30,416	2,754,582
		8,585,362
Security	Number of Shares	Value ($)
Materials 0.3%
Hanwha Chemical Corp.	21,562	417,571
Hyosung Corp.	7,728	781,111
Hyundai Steel Co.	24,000	1,079,000
Korea Zinc Co., Ltd. *	3,129	1,129,699
Kumho Petrochemical Co., Ltd.	4,781	237,755
LG Chem Ltd.	15,820	3,837,632
Lotte Chemical Corp.	5,908	1,526,325
POSCO ADR	125,159	5,052,669
Samsung Fine Chemicals Co., Ltd.	12,781	383,420
		14,445,182
Media 0.0%
Cheil Worldwide, Inc.	27,000	370,057
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc. *	22,881	1,850,166
Hanmi Pharm Co., Ltd.	2,346	1,238,730
Hanmi Science Co., Ltd.	6,000	715,614
Yuhan Corp.	2,866	599,063
		4,403,573
Retailing 0.1%
Hotel Shilla Co., Ltd.	11,208	574,583
Hyundai Department Store Co., Ltd.	8,016	878,279
Lotte Shopping Co., Ltd.	5,088	1,028,544
Shinsegae Co., Ltd.	2,413	414,622
		2,896,028
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	184,765	4,482,049
Software & Services 0.2%
Kakao Corp. *	10,509	806,424
NAVER Corp.	8,703	4,025,322
NCSoft Corp.	6,810	1,321,582
NHN Entertainment Corp. *	7,478	329,547
Samsung SDS Co., Ltd.	8,860	1,328,964
		7,811,839
Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. ADR *	180,700	1,808,807
Samsung Electro-Mechanics Co., Ltd.	18,815	824,592
Samsung Electronics Co., Ltd. GDR	76,496	36,679,832
Samsung SDI Co., Ltd.	19,303	1,559,287
		40,872,518
Telecommunication Services 0.1%
KT Corp. ADR *	124,683	1,487,468
LG Uplus Corp.	87,570	754,120
SK Telecom Co., Ltd. ADR	116,324	2,421,866
		4,663,454
Transportation 0.0%
CJ Korea Express Co., Ltd. *	3,145	497,168
Hyundai Glovis Co., Ltd.	6,249	972,696
Hyundai Merchant Marine Co., Ltd. *	13,216	31,525
Korean Air Lines Co., Ltd. *	20,781	431,852
		1,933,241

See financial notes    13

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
Korea Electric Power Corp. ADR *	180,700	4,253,678
Korea Gas Corp.	9,633	299,108
		4,552,786
		168,616,460
Singapore 1.1%
Banks 0.4%
DBS Group Holdings Ltd.	627,868	6,061,958
Oversea-Chinese Banking Corp., Ltd.	1,086,530	6,233,904
United Overseas Bank Ltd.	427,152	5,208,245
		17,504,107
Capital Goods 0.1%
Keppel Corp., Ltd.	517,974	1,907,579
Singapore Technologies Engineering Ltd.	772,319	1,641,772
Yangzijiang Shipbuilding Holdings Ltd.	1,185,952	763,063
		4,312,414
Consumer Services 0.0%
Genting Singapore plc	2,164,806	1,162,012
Diversified Financials 0.0%
Singapore Exchange Ltd.	244,307	1,261,007
Food & Staples Retailing 0.0%
Olam International Ltd.	309,792	351,298
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	3,614,000	950,681
Wilmar International Ltd.	809,551	1,789,985
		2,740,666
Media 0.0%
Singapore Press Holdings Ltd.	482,799	1,276,892
Real Estate 0.2%
Ascendas Real Estate Investment Trust	613,226	1,055,069
CapitaLand Commercial Trust Ltd.	1,097,833	1,116,136
CapitaLand Ltd.	1,249,574	2,647,421
CapitaLand Mall Trust	1,070,728	1,667,125
City Developments Ltd.	216,939	1,096,610
Global Logistic Properties Ltd.	1,224,513	1,532,219
Wing Tai Holdings Ltd.	520,757	577,570
		9,692,150
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	130,384	756,413
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,663,778	7,064,016
Transportation 0.1%
ComfortDelGro Corp., Ltd.	1,173,253	2,510,747
Hutchison Port Holdings Trust	1,807,000	849,290
SIA Engineering Co., Ltd.	226,846	556,410
Singapore Airlines Ltd.	183,124	1,514,153
Singapore Post Ltd.	972,512	999,097
		6,429,697
		52,550,672
Security	Number of Shares	Value ($)
Spain 2.6%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	2,175,947	13,842,835
Banco de Sabadell S.A.	1,707,622	2,721,897
Banco Popular Espanol S.A.	575,516	1,380,722
Banco Santander S.A.	5,020,211	20,471,532
Bankia S.A.	1,624,796	1,387,622
Bankinter S.A.	209,612	1,389,071
CaixaBank S.A.	672,204	1,933,325
		43,127,004
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	72,280	1,882,112
Ferrovial S.A.	182,507	3,535,743
Zardoya Otis S.A.	54,276	580,890
		5,998,745
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	14,456	510,483
Energy 0.1%
Repsol S.A.	390,312	4,039,067
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	249,774	1,260,345
Insurance 0.0%
Mapfre S.A.	267,436	523,049
Media 0.0%
Mediaset Espana Comunicacion S.A.	48,789	527,572
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	120,574	2,646,396
Retailing 0.3%
Industria de Diseno Textil S.A.	393,775	12,245,248
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	140,946	5,691,631
Telecommunication Services 0.3%
Telefonica S.A.	1,465,907	14,723,673
Transportation 0.1%
Abertis Infraestructuras S.A.	160,037	2,408,352
Aena S.A. *(d)	20,434	2,324,609
		4,732,961
Utilities 0.5%
Acciona S.A.	17,258	1,319,556
Enagas S.A.	81,315	2,294,081
Endesa S.A.	116,336	2,108,434
Gas Natural SDG S.A.	116,330	2,038,174
Iberdrola S.A.	1,962,121	12,714,908
Red Electrica Corp. S.A.	28,967	2,302,331
		22,777,484
		118,803,658
Sweden 2.6%
Banks 0.7%
Nordea Bank AB	1,063,833	10,608,727
Skandinaviska Enskilda Banken AB, A Shares	481,068	4,710,477

14    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Svenska Handelsbanken AB, A Shares	548,700	7,033,715
Swedbank AB, A Shares	372,408	7,544,504
		29,897,423
Capital Goods 0.7%
Alfa Laval AB	128,297	2,016,567
Assa Abloy AB, B Shares	315,408	6,062,926
Atlas Copco AB, A Shares	206,296	4,654,864
Atlas Copco AB, B Shares	136,687	2,877,320
Sandvik AB	336,102	3,064,046
Skanska AB, B Shares	135,817	2,893,795
SKF AB, B Shares	149,508	2,468,329
Trelleborg AB, B Shares	115,705	1,925,071
Volvo AB, B Shares	531,258	5,344,187
		31,307,105
Commercial & Professional Services 0.1%
Securitas AB, B Shares	153,831	2,305,074
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	95,164	2,234,812
Diversified Financials 0.2%
Industrivarden AB, A Shares	104,806	1,797,427
Industrivarden AB, C Shares	23,497	361,939
Investment AB Kinnevik, B Shares	50,596	1,258,288
Investor AB, B Shares	160,955	5,342,741
		8,760,395
Energy 0.0%
Lundin Petroleum AB *	72,305	1,127,227
Food, Beverage & Tobacco 0.1%
Swedish Match AB	82,360	2,653,310
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	75,894	1,685,080
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	207,805	6,210,754
Materials 0.0%
Boliden AB	68,666	1,034,519
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	61,438	1,090,146
Retailing 0.2%
Hennes & Mauritz AB, B Shares	327,143	10,630,652
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	88,543	3,017,445
Telefonaktiebolaget LM Ericsson, B Shares	1,019,148	9,391,839
		12,409,284
Telecommunication Services 0.1%
Tele2 AB, B Shares	164,437	1,361,230
TeliaSonera AB	918,162	4,222,590
		5,583,820
		116,929,601
Switzerland 8.0%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	1,807	1,165,660
Security	Number of Shares	Value ($)
Capital Goods 0.5%
ABB Ltd. - Reg'd *	700,737	12,593,567
Geberit AG - Reg'd	13,763	4,992,542
Schindler Holding AG	21,684	3,646,657
Schindler Holding AG - Reg'd	14,646	2,496,878
Sulzer AG - Reg'd	5,421	512,709
		24,242,353
Commercial & Professional Services 0.2%
Adecco S.A. - Reg'd *	61,438	3,593,136
DKSH Holding AG *	14,456	920,191
SGS S.A. - Reg'd	1,807	3,661,171
		8,174,498
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	182,507	11,690,709
The Swatch Group AG	10,185	3,553,502
The Swatch Group AG - Reg'd	22,166	1,548,949
		16,793,160
Diversified Financials 0.7%
Credit Suisse Group AG - Reg'd *	636,234	8,585,326
GAM Holding AG *	68,666	989,314
Julius Baer Group Ltd. *	77,769	3,127,938
Pargesa Holding S.A.	9,035	533,845
Partners Group Holding AG	4,418	1,609,066
UBS Group AG - Reg'd	1,265,345	19,488,346
		34,333,835
Energy 0.0%
Transocean Ltd. (a)	163,014	1,435,374
Food, Beverage & Tobacco 1.8%
Aryzta AG *	34,333	1,646,330
Chocoladefabriken Lindt & Sprungli AG	200	1,148,594
Chocoladefabriken Lindt & Sprungli AG - Reg'd	22	1,515,813
Nestle S.A. - Reg'd	1,087,015	76,505,775
		80,816,512
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	19,877	2,396,815
Insurance 0.6%
Baloise Holding AG - Reg'd	16,263	2,057,367
Helvetia Holding AG - Reg'd	1,000	531,125
Swiss Life Holding AG - Reg'd *	9,840	2,410,602
Swiss Re AG	127,328	11,358,527
Zurich Insurance Group AG *	54,210	11,565,889
		27,923,510
Materials 0.6%
Clariant AG - Reg'd *	58,676	985,003
EMS-Chemie Holding AG - Reg'd	1,000	466,867
Givaudan S.A. - Reg'd	3,662	6,893,825
LafargeHolcim Ltd. - Reg'd *	139,396	5,538,052
Sika AG	717	2,737,702
Syngenta AG - Reg'd	32,841	13,245,211
		29,866,660
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Actelion Ltd. - Reg'd *	35,225	4,930,085
Galenica AG - Reg'd	1,062	1,603,663
Lonza Group AG - Reg'd *	14,456	2,206,137
Novartis AG - Reg'd	737,081	53,023,949

See financial notes    15

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Roche Holding AG	248,020	63,997,128
Roche Holding AG, Bearer Shares	7,336	1,868,986
		127,629,948
Real Estate 0.1%
PSP Swiss Property AG - Reg'd *	6,002	513,726
Swiss Prime Site AG - Reg'd *	27,105	2,270,996
		2,784,722
Retailing 0.0%
Dufry AG - Reg'd *	14,912	1,569,054
Telecommunication Services 0.1%
Swisscom AG - Reg'd	9,459	4,645,926
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	18,070	2,358,534
		366,136,561
United Kingdom 17.4%
Automobiles & Components 0.1%
GKN plc	594,503	2,278,373
Banks 1.9%
Barclays plc	5,840,945	14,004,769
CYBG plc *	226,879	597,577
HSBC Holdings plc	6,707,725	42,967,557
Lloyds Banking Group plc	21,346,370	21,537,770
Royal Bank of Scotland Group plc *	1,082,583	3,377,952
Standard Chartered plc	930,908	5,584,286
		88,069,911
Capital Goods 0.8%
Ashtead Group plc	186,121	2,396,655
BAE Systems plc	1,150,000	8,221,543
Bunzl plc	97,578	2,628,584
Cobham plc	352,365	1,268,888
DCC plc	29,457	2,315,292
IMI plc	117,906	1,397,489
Meggitt plc	231,296	1,347,357
Melrose Industries plc	72,333	331,542
Rolls-Royce Holdings plc *	698,207	6,606,815
Smiths Group plc	166,244	2,321,410
The Weir Group plc	65,052	865,769
Travis Perkins plc	88,543	2,211,212
Wolseley plc	108,479	5,602,595
		37,515,151
Commercial & Professional Services 0.4%
Aggreko plc	92,448	1,139,550
Babcock International Group plc	96,524	1,230,820
Capita plc	225,875	3,154,090
Experian plc	355,979	5,868,772
G4S plc	513,188	1,488,287
Intertek Group plc	45,175	1,839,571
Rentokil Initial plc	805,922	1,863,278
		16,584,368
Consumer Durables & Apparel 0.3%
Barratt Developments plc	282,198	2,320,300
Berkeley Group Holdings plc	47,151	2,134,906
Burberry Group plc	175,924	3,236,213
Persimmon plc *	81,649	2,485,087
Taylor Wimpey plc	1,264,900	3,282,268
		13,458,774
Security	Number of Shares	Value ($)
Consumer Services 0.6%
Carnival plc	78,767	3,927,560
Compass Group plc	566,078	9,987,301
InterContinental Hotels Group plc	79,900	3,034,250
Merlin Entertainments plc (d)	225,109	1,439,310
TUI AG	138,180	2,064,325
Whitbread plc	74,087	4,048,340
William Hill plc	465,074	2,659,914
		27,161,000
Diversified Financials 0.3%
3i Group plc	388,505	2,371,964
Aberdeen Asset Management plc	499,046	1,678,866
Ashmore Group plc (a)	124,683	402,076
Hargreaves Lansdown plc	83,122	1,435,243
ICAP plc	301,769	1,828,531
Investec plc	142,753	942,779
London Stock Exchange Group plc	96,576	3,604,275
Provident Financial plc	36,808	1,666,595
Schroders plc	56,017	2,042,188
		15,972,517
Energy 2.1%
BP plc	6,307,817	30,894,472
John Wood Group plc	182,507	1,587,093
Petrofac Ltd.	93,964	1,185,736
Royal Dutch Shell plc, A Shares	1,462,007	33,567,038
Royal Dutch Shell plc, B Shares	1,317,053	30,193,072
Tullow Oil plc *	184,935	435,556
		97,862,967
Food & Staples Retailing 0.3%
J Sainsbury plc	571,392	2,025,767
Tesco plc *	2,855,060	7,177,776
Wm Morrison Supermarkets plc	954,096	2,645,960
		11,849,503
Food, Beverage & Tobacco 2.3%
Associated British Foods plc	133,718	6,347,061
British American Tobacco plc	650,602	35,591,683
Coca-Cola HBC AG CDI *	72,280	1,385,029
Diageo plc	871,358	22,574,293
Imperial Brands plc	328,205	17,026,212
SABMiller plc	329,149	19,164,572
Tate & Lyle plc	198,770	1,626,025
		103,714,875
Health Care Equipment & Services 0.1%
Smith & Nephew plc	307,190	5,021,613
Household & Personal Products 0.9%
Reckitt Benckiser Group plc	229,542	20,984,767
Unilever plc	424,668	18,298,992
		39,283,759
Insurance 1.0%
Admiral Group plc	56,093	1,353,925
Aviva plc	1,543,463	9,425,551
Direct Line Insurance Group plc	485,052	2,626,813
Legal & General Group plc	2,108,093	6,668,893
Old Mutual plc	1,722,278	4,087,484
Prudential plc	881,530	15,448,390
RSA Insurance Group plc	277,049	1,680,674

16    See financial notes

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
St. James's Place plc	124,683	1,490,846
Standard Life plc	629,426	2,925,356
		45,707,932
Materials 1.1%
Anglo American plc (a)	444,230	2,973,127
Antofagasta plc	93,964	646,884
BHP Billiton plc	745,852	7,566,973
CRH plc	277,641	7,134,814
Croda International plc	58,349	2,416,687
DS Smith plc	322,297	1,747,655
Fresnillo plc	45,175	629,559
Glencore plc *	4,160,504	7,725,940
Johnson Matthey plc	66,538	2,371,039
Mondi plc	121,322	2,184,440
Polymetal International plc	61,532	555,666
Randgold Resources Ltd.	30,719	2,776,228
Rexam plc	298,508	2,541,765
Rio Tinto plc	424,295	11,258,305
		52,529,082
Media 0.7%
Daily Mail & General Trust plc, A Shares	79,508	725,201
Informa plc	140,946	1,349,422
ITV plc	1,403,145	4,861,181
Pearson plc	256,594	3,071,693
RELX plc	377,663	6,536,785
Sky plc	397,605	5,779,288
WPP plc	457,818	9,716,971
		32,040,541
Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AstraZeneca plc	439,693	25,165,896
GlaxoSmithKline plc	1,680,144	32,768,575
Hikma Pharmaceuticals plc	46,998	1,231,988
Shire plc	206,490	10,900,518
		70,066,977
Real Estate 0.3%
Capital & Counties Properties plc	149,358	672,309
Derwent London plc	19,964	843,836
Hammerson plc	383,084	2,933,593
Intu Properties plc	390,312	1,632,904
Land Securities Group plc	283,699	3,989,212
Segro plc	355,979	2,061,264
The British Land Co. plc	342,161	3,142,347
		15,275,465
Retailing 0.4%
Dixons Carphone plc	249,912	1,517,444
Howden Joinery Group plc	98,763	677,858
Inchcape plc	104,299	1,074,145
Kingfisher plc	913,700	4,256,750
Marks & Spencer Group plc	589,082	3,490,657
Next plc	57,824	5,451,476
Sports Direct International plc *	104,012	586,472
		17,054,802
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	498,832	6,923,916
Security	Number of Shares	Value ($)
Software & Services 0.1%
Auto Trader Group plc (d)	314,532	1,591,145
Rightmove plc	24,342	1,334,531
The Sage Group plc	441,056	3,666,421
		6,592,097
Telecommunication Services 1.1%
BT Group plc	2,897,705	19,646,046
Inmarsat plc	157,209	2,145,952
TalkTalk Telecom Group plc (a)	182,556	605,751
Vodafone Group plc	9,206,006	28,186,390
		50,584,139
Transportation 0.1%
easyJet plc	78,203	1,641,295
International Consolidated Airlines Group S.A.	344,539	2,636,021
Royal Mail plc	192,165	1,217,692
		5,495,008
Utilities 0.8%
Centrica plc	1,782,127	5,165,830
National Grid plc	1,267,690	17,021,700
Pennon Group plc	147,664	1,677,144
Severn Trent plc	92,157	2,743,265
SSE plc	381,277	7,359,165
United Utilities Group plc	248,116	3,200,143
		37,167,247
		798,210,017
Total Common Stock
(Cost $5,054,199,633)		4,526,256,713

Preferred Stock 0.6% of net assets
Germany 0.4%
Automobiles & Components 0.2%
Bayerische Motoren Werke AG	12,004	814,010
Porsche Automobil Holding SE	57,824	2,650,114
Volkswagen AG	59,054	6,910,585
		10,374,709
Household & Personal Products 0.2%
Henkel AG & Co. KGaA	60,857	6,138,970
Materials 0.0%
Fuchs Petrolub SE	24,082	989,740
		17,503,419
Republic of Korea 0.2%
Automobiles & Components 0.1%
Hyundai Motor Co.	7,653	628,107
Hyundai Motor Co. 2nd	13,800	1,149,349
		1,777,456
Technology Hardware & Equipment 0.1%
Samsung Electronics Co., Ltd.	6,500	5,182,340
		6,959,796

See financial notes    17

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	73,360	1,148,213
Total Preferred Stock
(Cost $32,456,334)		25,611,428

Rights 0.0% of net assets
Italy 0.0%
Utilities 0.0%
Enel Green Power S.p.A. *(b)(e)	182,507	8
Spain 0.0%
Banks 0.0%
Banco Popular Espanol S.A. *	575,516	13,132
Total Rights
(Cost $12,699)		13,140

Other Investment Companies 0.6% of net assets
United States 0.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	7,719,519	7,719,519
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)	19,547,098	19,547,098
Total Other Investment Companies
(Cost $27,266,617)		27,266,617

End of Investments

At 02/29/16, the tax basis cost of the fund's investments was $5,116,672,346 and the unrealized appreciation and depreciation were $207,562,160 and ($745,086,608), respectively, with a net unrealized depreciation of ($537,524,448).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,848,331.
(b)	Illiquid security. At the period end, the value of these amounted to $8 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,830,580 or 0.2% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 2/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	200	15,450,000	226,274

18    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	656,636,655	624,810,081
0.3%	Preferred Stock	1,972,980	2,170,247
0.0%	Rights	—	13,612
4.4%	Other Investment Companies	27,268,534	27,462,046
103.6%	Total Investments	685,878,169	654,455,986
(3.6%)	Other Assets and Liabilities, Net		(22,956,555)
100.0%	Net Assets		631,499,431

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets
Australia 4.9%
Automobiles & Components 0.1%
ARB Corp., Ltd.	27,098	291,676
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	144,569	224,071
Capital Goods 0.1%
Cardno Ltd. (b)	71,406	56,612
GWA Group Ltd.	124,265	205,027
Monadelphous Group Ltd. (b)	27,984	126,321
RCR Tomlinson Ltd.	50,645	44,493
Seven Group Holdings Ltd. (b)	58,541	245,860
UGL Ltd. *	72,906	149,450
		827,763
Commercial & Professional Services 0.3%
Broadspectrum Ltd. *	268,656	221,630
Cleanaway Waste Management Ltd.	471,978	276,430
McMillan Shakespeare Ltd.	27,098	216,967
Mineral Resources Ltd. (b)	61,184	251,716
Programmed Maintenance Services Ltd.	58,563	54,795
SAI Global Ltd.	117,193	313,894
Spotless Group Holdings Ltd.	409,638	352,564
Tox Free Solutions Ltd.	76,866	135,058
		1,823,054
Consumer Durables & Apparel 0.1%
Breville Group Ltd.	48,885	266,061
G.U.D. Holdings Ltd.	45,217	217,030
		483,091
Security	Number of Shares	Value ($)
Consumer Services 0.5%
Ainsworth Game Technology Ltd. (b)	91,068	142,449
Ardent Leisure Group	210,289	298,145
Domino's Pizza Enterprises Ltd.	26,442	1,109,753
G8 Education Ltd. (b)	177,520	432,366
InvoCare Ltd. (b)	49,116	438,163
Mantra Group Ltd.	71,166	215,012
Navitas Ltd. (b)	146,206	489,766
Retail Food Group Ltd. (b)	63,480	195,418
Slater & Gordon Ltd. (b)	154,295	63,919
		3,384,991
Diversified Financials 0.2%
BT Investment Management Ltd.	65,754	429,258
FlexiGroup Ltd.	136,553	222,375
Magellan Financial Group Ltd.	47,295	740,806
OzForex Group Ltd.	109,063	148,396
		1,540,835
Energy 0.1%
Beach Energy Ltd.	615,158	232,870
Liquefied Natural Gas Ltd. *(b)	171,872	74,269
		307,139
Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	135,629	116,248
Bega Cheese Ltd.	55,405	231,106
GrainCorp Ltd., Class A	76,651	429,772
Select Harvests Ltd.	35,558	108,700
Tassal Group Ltd.	55,482	152,172
		1,037,998
Health Care Equipment & Services 0.3%
Australian Pharmaceutical Industries Ltd.	166,989	231,984
Estia Health Ltd.	45,152	187,371
Greencross Ltd. (b)	38,861	208,729
Japara Healthcare Ltd.	136,477	297,310
Primary Health Care Ltd.	150,000	341,769
Regis Healthcare Ltd.	48,595	179,792
Sigma Pharmaceuticals Ltd.	420,501	249,285
		1,696,240
Household & Personal Products 0.0%
Asaleo Care Ltd.	163,911	201,366
Insurance 0.1%
Cover-More Group Ltd.	128,387	139,385
nib Holdings Ltd.	198,213	509,665
Steadfast Group Ltd.	163,402	193,155
		842,205
Materials 0.6%
Brickworks Ltd.	25,627	268,155
Evolution Mining Ltd.	345,694	432,096
Highfield Resources Ltd. *	121,857	161,452
Independence Group NL	173,294	316,865
Jacana Minerals Ltd. (a)(e)	8,715	—
Northern Star Resources Ltd.	244,350	680,655
Pact Group Holdings Ltd.	97,257	327,879
Regis Resources Ltd.	182,284	335,906
Sandfire Resources NL	69,488	282,405
Saracen Mineral Holdings Ltd. *	374,900	261,078
Syrah Resources Ltd. *	68,419	216,486

See financial notes    19

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TFS Corp., Ltd. (b)	155,676	185,134
Western Areas Ltd. (b)	107,132	159,160
		3,627,271
Media 0.1%
Nine Entertainment Co. Holdings Ltd.	276,376	295,115
Southern Cross Media Group Ltd.	316,177	245,025
Ten Network Holdings Ltd. *	120,145	86,672
Village Roadshow Ltd.	38,277	145,172
		771,984
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mayne Pharma Group Ltd. *	335,067	296,759
Sirtex Medical Ltd.	20,017	457,509
Starpharma Holdings Ltd. *	184,914	81,886
		836,154
Real Estate 0.6%
Abacus Property Group	219,057	453,738
Aveo Group	209,218	473,706
BWP Trust	288,534	667,717
Charter Hall Group	165,803	522,253
Charter Hall Retail REIT	165,147	508,391
Cromwell Property Group	678,599	491,960
Investa Office Fund	275,333	780,727
New South Resources Ltd. *	140,833	157,926
		4,056,418
Retailing 0.5%
Automotive Holdings Group Ltd.	100,000	289,986
Burson Group Ltd.	96,851	325,127
JB Hi-Fi Ltd. (b)	47,910	757,282
Myer Holdings Ltd. (b)	280,459	231,367
Pacific Brands Ltd. *	406,099	263,951
Premier Investments Ltd.	38,853	365,755
Super Retail Group Ltd. (b)	67,075	389,974
The Reject Shop Ltd.	18,438	179,498
Thorn Group Ltd.	88,137	112,054
		2,914,994
Software & Services 0.4%
Altium Ltd.	57,692	231,169
carsales.com Ltd. (b)	98,849	822,524
IRESS Ltd.	55,000	421,907
iSentia Group Ltd.	78,787	197,520
MYOB Group Ltd. *	80,000	172,563
NEXTDC Ltd. *	133,648	243,418
Technology One Ltd.	79,195	263,027
		2,352,128
Telecommunication Services 0.2%
Vocus Communications Ltd. (b)	211,054	1,236,112
Transportation 0.1%
Qube Holdings Ltd. (b)	303,704	494,579
Virgin Australia Holdings Ltd. *	655,551	208,361
Virgin Australia International Holdings Ltd. (a)(e)	424,000	—
		702,940
Utilities 0.3%
DUET Group	979,060	1,587,396
		30,745,826
Security	Number of Shares	Value ($)
Austria 1.0%
Capital Goods 0.2%
Semperit AG Holding	3,227	104,137
Wienerberger AG	47,851	845,659
Zumtobel Group AG	11,598	195,769
		1,145,565
Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	4,886	277,124
Insurance 0.0%
UNIQA Insurance Group AG	40,078	243,252
Materials 0.1%
Lenzing AG	3,329	214,857
Mayr Melnhof Karton AG	3,855	422,425
RHI AG	12,693	212,115
		849,397
Real Estate 0.4%
BUWOG AG *	25,682	530,610
CA Immobilien Anlagen AG *	35,971	611,083
Conwert Immobilien Invest SE *	37,808	527,676
IMMOFINANZ AG *	394,248	802,766
S IMMO AG *	29,250	245,036
		2,717,171
Transportation 0.1%
Flughafen Wien AG	1,332	116,188
Oesterreichische Post AG	13,739	493,971
		610,159
Utilities 0.1%
EVN AG	11,947	129,044
Verbund AG (b)	24,860	271,062
		400,106
		6,242,774
Belgium 1.6%
Capital Goods 0.0%
Cie d'Entreprises CFE	2,434	233,339
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	3,694	236,007
Diversified Financials 0.3%
Ackermans & van Haaren N.V.	11,123	1,468,412
Gimv N.V.	6,731	324,869
KBC Ancora	6,837	218,220
		2,011,501
Energy 0.1%
Euronav S.A.	55,091	553,218
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	85,318	314,353
Ion Beam Applications	6,960	281,548
		595,901
Household & Personal Products 0.2%
Ontex Group N.V.	28,857	1,016,986

20    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.2%
Bekaert N.V. (b)	13,378	478,811
Nyrstar N.V. *	382,080	280,226
Tessenderlo Chemie N.V. *	9,560	322,789
		1,081,826
Media 0.0%
Kinepolis Group N.V.	4,901	215,883
Real Estate 0.3%
Befimmo S.A.	9,000	503,127
Cofinimmo S.A.	8,766	961,995
Warehouses De Pauw SCA	4,568	386,596
		1,851,718
Retailing 0.1%
D'Ieteren S.A. N.V.	14,116	521,483
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	9,706	495,507
Software & Services 0.0%
Econocom Group S.A. N.V.	24,268	202,509
Technology Hardware & Equipment 0.1%
Barco N.V.	4,182	281,134
Telecommunication Services 0.0%
Mobistar S.A. *	12,260	255,499
Utilities 0.1%
Elia System Operator S.A. N.V.	10,309	495,655
		10,048,166
Canada 14.7%
Automobiles & Components 0.2%
Linamar Corp.	22,170	967,257
Martinrea International, Inc.	29,904	194,268
		1,161,525
Banks 0.3%
Canadian Western Bank (b)	28,360	416,837
Genworth MI Canada, Inc.	15,192	307,406
Home Capital Group, Inc. (b)	31,163	782,181
Laurentian Bank of Canada	9,807	330,496
		1,836,920
Capital Goods 0.8%
Aecon Group, Inc.	23,731	244,388
ATS Automation Tooling Systems, Inc. *	34,398	252,919
CAE, Inc.	110,908	1,221,576
MacDonald, Dettwiler & Associates Ltd.	16,152	1,061,696
Russel Metals, Inc.	26,057	333,359
Toromont Industries Ltd.	34,399	807,282
WSP Global, Inc.	35,308	940,956
		4,862,176
Commercial & Professional Services 0.5%
Black Diamond Group Ltd.	15,192	44,973
Progressive Waste Solutions Ltd.	43,543	1,299,604
Ritchie Bros. Auctioneers, Inc.	35,185	841,053
Stantec, Inc.	39,111	814,788
Transcontinental, Inc., Class A	25,908	367,218
		3,367,636
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.4%
Dorel Industries, Inc., Class B	13,930	329,688
Gildan Activewear, Inc.	95,892	2,476,231
		2,805,919
Consumer Services 0.1%
Amaya, Inc. *	42,917	620,025
Great Canadian Gaming Corp. *	21,465	294,894
		914,919
Diversified Financials 0.7%
Canaccord Genuity Group, Inc.	43,340	119,340
Element Financial Corp.	153,499	1,623,830
Onex Corp.	37,582	2,208,421
Sprott, Inc. (b)	68,855	99,120
TMX Group Ltd.	15,093	449,581
		4,500,292
Energy 2.7%
Advantage Oil & Gas Ltd. *	72,395	367,693
AltaGas Ltd. (b)	58,541	1,390,273
Athabasca Oil Corp. *(b)	191,805	140,179
Bankers Petroleum Ltd. *	117,152	78,701
Baytex Energy Corp.	87,420	199,415
Birchcliff Energy Ltd. *	51,182	191,186
Bonavista Energy Corp.	90,573	157,129
Bonterra Energy Corp.	13,780	195,215
Canadian Energy Services & Technology Corp.	80,019	180,760
Crew Energy, Inc. *	57,583	136,030
Denison Mines Corp. *	193,975	88,782
Enerflex Ltd.	37,868	289,056
Enerplus Corp.	87,925	254,441
Ensign Energy Services, Inc.	50,477	186,690
Gibson Energy, Inc.	54,870	697,116
Gran Tierra Energy, Inc. *	121,001	285,843
Kelt Exploration Ltd. *	55,864	148,052
Keyera Corp.	68,590	1,899,314
Mullen Group Ltd.	35,517	380,708
NuVista Energy Ltd. *	64,655	210,966
Pacific Exploration & Production Corp. *(b)	134,248	131,810
Parex Resources, Inc. *	59,140	426,545
Parkland Fuel Corp.	30,986	474,649
Pason Systems, Inc.	29,884	363,788
Pengrowth Energy Corp.	232,508	173,360
Penn West Petroleum Ltd. (b)	200,328	189,296
Peyto Exploration & Development Corp.	58,541	1,203,146
PrairieSky Royalty Ltd. (b)	62,199	1,011,549
Precision Drilling Corp.	119,011	381,299
Raging River Exploration, Inc. *	73,607	511,326
Secure Energy Services, Inc.	55,748	304,955
Seven Generations Energy Ltd., A Shares *	61,404	703,975
ShawCor Ltd.	26,172	531,709
Surge Energy, Inc.	95,329	150,601
TORC Oil & Gas Ltd.	61,584	278,233
Trinidad Drilling Ltd.	94,246	103,666
Veresen, Inc. (b)	120,560	707,554
Vermilion Energy, Inc.	40,095	1,089,249
Whitecap Resources, Inc.	122,228	690,273
		16,904,532

See financial notes    21

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.4%
Empire Co., Ltd., A Shares	67,017	1,295,220
The Jean Coutu Group PJC, Inc., A Shares	36,826	554,592
The North West Co., Inc.	19,813	458,978
		2,308,790
Food, Beverage & Tobacco 0.2%
Cott Corp.	43,653	534,625
Maple Leaf Foods, Inc.	40,379	679,939
		1,214,564
Health Care Equipment & Services 0.2%
Chartwell Retirement Residences	71,628	685,294
Extendicare, Inc.	39,296	263,114
		948,408
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	44,921	1,206,096
Materials 3.0%
Alacer Gold Corp. *	97,491	195,040
Alamos Gold, Inc., Class A	109,879	502,916
B2Gold Corp. *	378,991	422,469
Canfor Corp. *	36,387	376,065
Cascades, Inc.	21,874	159,057
CCL Industries, Inc., Class B	13,947	2,130,660
Centerra Gold, Inc.	62,757	344,686
China Gold International Resources Corp., Ltd. *	79,016	131,829
Detour Gold Corp. *	74,282	1,168,573
Dominion Diamond Corp.	34,274	359,794
Eldorado Gold Corp.	304,712	911,032
First Majestic Silver Corp. *(b)	56,480	261,844
HudBay Minerals, Inc.	101,164	297,981
IAMGOLD Corp. *	155,981	377,689
Imperial Metals Corp. *	23,855	88,052
Kinross Gold Corp. *	491,919	1,438,062
Lundin Mining Corp. *	272,569	756,577
Methanex Corp.	36,691	1,159,290
Nevsun Resources Ltd.	87,925	285,597
New Gold, Inc. *	207,424	701,316
Norbord, Inc.	17,044	279,831
NOVAGOLD RESOURCES, Inc. *	96,457	477,087
OceanaGold Corp.	257,048	709,700
Osisko Gold Royalties Ltd.	37,529	387,037
Pan American Silver Corp.	65,525	628,355
Pretium Resources, Inc. *	46,720	217,976
Primero Mining Corp. *	69,987	114,699
SEMAFO, Inc. *	122,626	434,523
Silver Standard Resources, Inc. *	25,538	147,806
Stella-Jones, Inc.	13,571	478,982
Tahoe Resources, Inc.	93,092	859,723
Torex Gold Resources, Inc. *(b)	315,742	419,560
West Fraser Timber Co., Ltd.	26,436	816,343
Yamana Gold, Inc.	405,417	1,146,277
		19,186,428
Media 0.4%
Aimia, Inc.	75,680	470,416
Cineplex, Inc.	23,984	874,302
Cogeco Communications, Inc.	6,483	303,571
Security	Number of Shares	Value ($)
Corus Entertainment, Inc., B Shares	32,447	257,737
Quebecor, Inc., Class B	32,909	836,937
		2,742,963
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Concordia Healthcare Corp.	16,561	481,817
Real Estate 1.7%
Allied Properties Real Estate Investment Trust	31,418	731,989
Artis Real Estate Investment Trust	54,833	501,941
Boardwalk Real Estate Investment Trust	16,268	594,468
Canadian Apartment Properties REIT	50,259	1,063,728
Canadian Real Estate Investment Trust	29,625	908,477
Colliers International Group, Inc.	13,235	454,324
Cominar Real Estate Investment Trust	68,169	768,952
Dream Office Real Estate Investment Trust	43,635	636,518
Dream Unlimited Corp., Class A *	19,914	112,757
First Capital Realty, Inc.	36,710	531,165
FirstService Corp.	13,381	521,075
Granite Real Estate Investment Trust	18,249	515,299
H&R Real Estate Investment Trust	110,984	1,538,668
InnVest Real Estate Investment Trust	42,098	154,767
Morguard Real Estate Investment Trust	14,165	149,116
Northview Apartment Real Estate Investment Trust	14,167	184,591
Smart Real Estate Investment Trust	48,099	1,142,644
		10,510,479
Retailing 0.7%
AutoCanada, Inc.	10,312	126,673
Dollarama, Inc.	45,436	2,641,769
Hudson's Bay Co.	47,981	606,404
RONA, Inc.	55,638	968,510
		4,343,356
Software & Services 1.0%
Constellation Software, Inc.	6,700	2,792,178
DH Corp.	42,851	1,181,202
Open Text Corp.	51,772	2,571,019
		6,544,399
Technology Hardware & Equipment 0.2%
Avigilon Corp. *(b)	16,117	154,674
Celestica, Inc. *	58,405	600,607
Sierra Wireless, Inc. *(b)	13,407	177,163
		932,444
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	24,239	603,559
Transportation 0.1%
TransForce, Inc.	33,815	538,703
Westshore Terminals Investment Corp.	23,577	253,419
		792,122
Utilities 0.7%
Algonquin Power & Utilities Corp.	77,889	598,571
Atco Ltd., Class I	33,772	894,287
Capital Power Corp.	43,123	551,692

22    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Emera, Inc.	15,680	521,355
Innergex Renewable Energy, Inc.	43,110	403,540
Just Energy Group, Inc. (b)	51,252	299,657
Northland Power, Inc.	39,029	548,008
Superior Plus Corp.	58,541	374,687
TransAlta Corp. (b)	116,569	510,301
		4,702,098
		92,871,442
Denmark 1.3%
Banks 0.2%
Spar Nord Bank A/S	36,717	286,145
Sydbank A/S	29,936	814,585
		1,100,730
Capital Goods 0.3%
FLSmidth & Co. A/S (b)	20,968	777,339
NKT Holding A/S	10,086	540,523
Rockwool International A/S, B Shares	2,500	363,807
Solar A/S, B Shares	2,440	121,558
		1,803,227
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	14,625	148,063
Food, Beverage & Tobacco 0.2%
Royal Unibrew A/S	17,477	715,129
Schouw & Co.	4,820	291,381
		1,006,510
Health Care Equipment & Services 0.2%
Ambu A/S, Class B (b)	9,813	335,919
GN Store Nord A/S	63,816	1,278,198
		1,614,117
Insurance 0.1%
Topdanmark A/S *	30,387	701,589
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ALK-Abello A/S	2,665	385,101
Bavarian Nordic A/S *	8,129	335,112
		720,213
Retailing 0.0%
Matas A/S	14,180	271,624
Software & Services 0.1%
SimCorp A/S	13,652	617,879
Transportation 0.1%
Dfds A/S	13,680	489,618
		8,473,570
Finland 1.6%
Capital Goods 0.5%
Cargotec Oyj, B Shares	18,275	569,887
Cramo Oyj	10,468	209,509
Konecranes Oyj	27,320	602,596
Outotec Oyj (b)	74,916	244,200
Ramirent Oyj	30,189	196,811
Uponor Oyj	21,780	291,554
Valmet Oyj	58,303	607,202
YIT Oyj	54,944	301,781
		3,023,540
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
Caverion Corp.	54,400	489,417
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	48,334	1,349,695
Food, Beverage & Tobacco 0.0%
Raisio Oyj, V Shares	42,657	192,348
Health Care Equipment & Services 0.1%
Oriola-KD Oyj, B Shares *	44,148	197,632
Materials 0.4%
Huhtamaki Oyj	43,404	1,439,814
Kemira Oyj (b)	26,993	309,717
Metsa Board Oyj	91,085	553,234
Outokumpu Oyj *(b)	86,775	296,056
		2,598,821
Media 0.0%
Sanoma Oyj	24,078	108,311
Real Estate 0.1%
Citycon Oyj *	162,897	378,063
Sponda Oyj	95,666	389,589
		767,652
Software & Services 0.2%
Tieto Oyj	31,643	829,631
Transportation 0.0%
Finnair Oyj *	31,160	179,780
		9,736,827
France 3.8%
Automobiles & Components 0.1%
Plastic Omnium S.A.	22,090	704,456
Capital Goods 0.3%
Faiveley Transport S.A.	2,551	260,548
LISI	7,551	174,018
Mersen	8,484	107,024
Nexans S.A. *	14,000	562,833
Saft Groupe S.A.	13,949	401,339
SPIE S.A. *	20,258	349,650
Tarkett S.A.	8,434	247,427
		2,102,839
Commercial & Professional Services 0.5%
Elior Participations S.C.A. (d)	49,348	1,002,677
Elis S.A.	26,472	459,779
Teleperformance	25,217	1,950,299
		3,412,755
Consumer Durables & Apparel 0.0%
Trigano S.A.	4,050	235,032
Diversified Financials 0.2%
Euronext N.V. (d)	30,387	1,168,967
Energy 0.1%
Bourbon S.A. (b)	11,756	172,953
CGG S.A. *	284,540	179,317
Etablissements Maurel et Prom *(b)	57,638	162,829
Gaztransport Et Technigaz S.A.	7,500	232,780
		747,879
Food & Staples Retailing 0.0%
Rallye S.A. (b)	11,752	191,282

See financial notes    23

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	6,389	173,549
Vilmorin & Cie S.A.	2,314	160,914
		334,463
Health Care Equipment & Services 0.4%
Guerbet	1,938	155,151
Korian S.A.	15,503	428,531
Orpea	18,767	1,551,777
Sartorius Stedim Biotech	1,612	662,775
		2,798,234
Insurance 0.0%
Coface S.A.	32,099	230,538
Materials 0.1%
Eramet *(b)	3,675	77,066
Vicat S.A.	9,227	538,074
		615,140
Media 0.4%
Havas S.A.	78,564	575,437
IPSOS	17,766	383,177
Metropole Television S.A.	31,413	526,654
Technicolor S.A. - Reg'd	140,406	853,868
		2,339,136
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Boiron S.A.	1,756	135,467
DBV Technologies S.A. *	8,627	449,233
Eurofins Scientific SE	3,666	1,306,918
Genfit *(b)	8,189	253,542
Virbac S.A. (b)	1,827	335,089
		2,480,249
Real Estate 0.2%
Mercialys S.A.	17,934	394,011
Nexity S.A.	12,563	580,139
		974,150
Retailing 0.1%
Groupe Fnac S.A. *	4,864	323,441
Software & Services 0.5%
Alten S.A.	10,129	583,630
Altran Technologies S.A.	53,869	642,382
GameLoft SE *	27,098	199,920
Sopra Steria Group	5,347	518,349
UBISOFT Entertainment *	37,907	1,086,124
		3,030,405
Technology Hardware & Equipment 0.1%
Neopost S.A.	14,124	301,097
Parrot S.A. *	4,158	95,237
		396,334
Transportation 0.1%
Air France-KLM *(b)	57,586	525,213
Europcar Groupe S.A. *(d)	27,925	291,283
		816,496
Utilities 0.2%
Rubis S.C.A.	15,868	1,175,690
		24,077,486
Security	Number of Shares	Value ($)
Germany 4.8%
Automobiles & Components 0.1%
ElringKlinger AG	12,153	285,357
Leoni AG	14,368	420,185
		705,542
Banks 0.2%
Aareal Bank AG	27,320	813,802
Deutsche Pfandbriefbank AG *(d)	36,930	334,934
		1,148,736
Capital Goods 1.5%
BayWa AG (b)	8,664	264,530
Deutz AG	46,729	156,941
DMG Mori AG	14,902	614,802
Duerr AG	5,720	340,275
Heidelberger Druckmaschinen AG *	64,968	131,582
Indus Holding AG	6,657	289,652
KION Group AG *	25,458	1,272,839
Kloeckner & Co. SE	38,820	330,859
Krones AG	6,075	653,478
KUKA AG	10,810	1,008,948
Nordex SE *	26,831	784,076
Norma Group SE	13,243	688,235
Pfeiffer Vacuum Technology AG	4,051	364,894
Rational AG	1,796	892,688
Rheinmetall AG	15,938	1,139,141
SGL Carbon SE *(b)	27,550	288,598
Vossloh AG *	3,186	190,500
Wacker Neuson SE	7,767	119,921
		9,531,959
Commercial & Professional Services 0.1%
Bertrandt AG	1,499	153,981
Bilfinger SE	13,667	592,510
		746,491
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	11,659	140,869
Puma SE	1,146	245,800
		386,669
Diversified Financials 0.1%
Deutsche Beteiligungs AG	5,584	160,177
Grenkeleasing AG	2,656	528,837
		689,014
Food, Beverage & Tobacco 0.0%
KWS Saat SE	783	235,663
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	5,765	181,341
CompuGroup Medical SE	10,129	405,394
Draegerwerk AG & Co., KGaA	1,012	56,926
Rhoen-Klinikum AG	21,415	633,833
		1,277,494
Materials 0.2%
Aurubis AG	19,671	891,704
BRAAS Monier Building Group S.A.	5,529	126,068
H&R AG *	6,075	60,509
Salzgitter AG	17,096	391,111
		1,469,392

24    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.2%
CTS Eventim AG & Co., KGaA	14,268	502,216
Stroeer SE	10,137	585,634
		1,087,850
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	12,264	878,680
MorphoSys AG *	11,129	452,672
STADA Arzneimittel AG	26,103	888,589
		2,219,941
Real Estate 0.7%
alstria Office REIT-AG *	39,315	496,380
Deutsche Euroshop AG	21,638	915,392
DIC Asset AG	14,665	123,140
LEG Immobilien AG *	24,372	2,003,848
Patrizia Immobilien AG *	17,103	402,420
TAG Immobilien AG	50,790	602,078
		4,543,258
Retailing 0.0%
Takkt AG	11,086	202,364
Semiconductors & Semiconductor Equipment 0.2%
AIXTRON SE *(b)	38,793	141,668
Dialog Semiconductor plc *	29,717	982,877
SMA Solar Technology AG *(b)	4,051	187,289
		1,311,834
Software & Services 0.2%
Bechtle AG	5,541	475,625
Nemetschek AG	7,777	337,582
Software AG	19,896	703,990
		1,517,197
Technology Hardware & Equipment 0.2%
Jenoptik AG	22,490	296,904
Wincor Nixdorf AG *	13,168	670,816
		967,720
Telecommunication Services 0.4%
Drillisch AG	18,019	732,532
Freenet AG	47,734	1,427,076
		2,159,608
Transportation 0.0%
Sixt SE	5,497	256,710
		30,457,442
Greece 0.3%
Capital Goods 0.0%
Ellaktor S.A. *	63,114	79,549
Metka S.A.	9,700	68,718
		148,267
Diversified Financials 0.0%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding	24,180	118,753
Energy 0.1%
Hellenic Petroleum S.A. *	28,250	110,502
Motor Oil Hellas Corinth Refineries S.A.	22,505	227,411
		337,913
Security	Number of Shares	Value ($)
Materials 0.1%
Mytilineos Holdings S.A. *	33,000	118,325
Titan Cement Co. S.A.	18,548	322,454
		440,779
Real Estate 0.0%
Grivalia Properties REIC	12,800	105,560
Retailing 0.1%
FF Group *	14,000	228,175
JUMBO S.A. *	41,000	498,944
		727,119
Utilities 0.0%
Public Power Corp. S.A.	43,915	149,351
The Athens Water Supply & Sewage Co. S.A.	15,118	69,484
		218,835
		2,097,226
Hong Kong 2.1%
Automobiles & Components 0.1%
Minth Group Ltd.	252,888	457,245
Nexteer Automotive Group Ltd.	387,545	366,805
		824,050
Banks 0.0%
Chong Hing Bank Ltd.	83,119	160,334
Capital Goods 0.1%
China Ocean Shipbuilding Industry Group Ltd. *	4,668,672	109,870
FDG Electric Vehicles Ltd. *	4,234,414	220,538
Louis XIII Holdings Ltd. *	432,506	117,914
Summit Ascent Holdings Ltd. *	404,264	97,737
		546,059
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd. *	404,583	174,817
Haier Healthwise Holdings Ltd. *	1,420,129	67,572
Man Wah Holdings Ltd.	321,058	379,432
Pacific Textiles Holdings Ltd.	255,025	371,904
Stella International Holdings Ltd.	161,272	396,950
		1,390,675
Consumer Services 0.1%
China LotSynergy Holdings Ltd.	3,285,372	102,243
Dynam Japan Holdings Co., Ltd.	126,829	233,233
NagaCorp Ltd.	587,048	322,357
REXLot Holdings Ltd. (a)(e)	3,330,028	94,212
		752,045
Diversified Financials 0.2%
China Financial International Investments Ltd. *	1,667,370	165,104
China LNG Group Ltd.	6,543,665	222,999
Emperor Capital Group Ltd.	1,415,880	101,965
Freeman Financial Corp., Ltd. *	4,011,348	206,341
Mason Financial Holdings Ltd. *	3,659,494	141,181
Sun Hung Kai & Co., Ltd.	208,137	113,221
Value Partners Group Ltd.	380,741	319,726
		1,270,537

See financial notes    25

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.0%
NewOcean Energy Holdings Ltd.	409,341	143,182
Sino Oil & Gas Holdings Ltd. *	6,811,888	166,440
		309,622
Health Care Equipment & Services 0.1%
Town Health International Medical Group Ltd.	1,696,062	318,442
Materials 0.2%
China Silver Group Ltd.	364,653	84,878
CST Mining Group Ltd. *	11,634,707	110,719
G-Resources Group Ltd.	10,666,389	301,770
KuangChi Science Ltd. *	694,365	271,454
MMG Ltd. *	619,235	126,616
Superb Summit International Group Ltd. *(a)(e)	1,120,000	—
Yingde Gases Group Co., Ltd.	445,268	160,330
		1,055,767
Media 0.0%
Mei Ah Entertainment Group Ltd. *	1,424,055	122,698
TOM Group Ltd. *	819,927	189,794
		312,492
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
China Animal Healthcare Ltd. *(a)(e)	192,752	—
Lee's Pharmaceutical Holdings Ltd.	130,322	110,778
The United Laboratories International Holdings Ltd. *	258,034	93,907
		204,685
Real Estate 0.3%
Beijing Enterprises Medical & Health Group Ltd. *	2,373,378	152,606
Far East Consortium International Ltd.	462,654	130,892
Fortune Real Estate Investment Trust	593,859	624,701
K Wah International Holdings Ltd.	453,262	160,294
Lai Sun Development Co., Ltd.	6,082,922	89,959
Midland Holdings Ltd. *	421,379	145,226
Sunlight Real Estate Investment Trust	534,297	265,907
Yuexiu Real Estate Investment Trust	613,703	321,209
		1,890,794
Retailing 0.2%
China Harmony New Energy Auto Holding Ltd.	332,545	181,750
Chow Sang Sang Holdings International Ltd.	128,366	180,924
Giordano International Ltd.	534,297	200,632
Luk Fook Holdings International Ltd.	138,732	274,747
Parkson Retail Group Ltd.	731,842	86,584
Sincere Watch Hong Kong Ltd. *	1,108,468	68,423
		993,060
Semiconductors & Semiconductor Equipment 0.0%
Varitronix International Ltd.	243,067	171,294
Software & Services 0.0%
HC International, Inc. *	281,095	153,992
Technology Hardware & Equipment 0.2%
China Aerospace International Holdings Ltd.	968,806	118,357
GCL New Energy Holdings Ltd. *	2,678,956	149,862
Security	Number of Shares	Value ($)
Ju Teng International Holdings Ltd.	491,527	195,950
Suncorp Technologies Ltd. *	5,303,198	102,979
TCL Communication Technology Holdings Ltd.	199,159	135,485
Technovator International Ltd. *	223,110	101,855
Truly International Holdings Ltd.	735,606	169,330
		973,818
Telecommunication Services 0.2%
APT Satellite Holdings Ltd.	154,795	120,832
CITIC Telecom International Holdings Ltd.	610,777	244,275
HKBN Ltd.	305,892	408,320
SmarTone Telecommunications Holdings Ltd.	165,255	272,019
		1,045,446
Transportation 0.1%
Pacific Basin Shipping Ltd.	755,452	99,093
SITC International Holdings Co., Ltd.	517,002	231,370
		330,463
Utilities 0.1%
Canvest Environmental Protection Group Co., Ltd. *	381,198	152,457
CGN Meiya Power Holdings Co., Ltd. *(d)	486,134	72,518
Kong Sun Holdings Ltd. *	1,878,857	137,722
United Photovoltaics Group Ltd. *	1,471,220	111,626
		474,323
		13,177,898
Ireland 0.5%
Banks 0.0%
Permanent TSB Group Holdings plc *	34,220	102,138
Capital Goods 0.3%
Kingspan Group plc	74,503	1,878,879
Food, Beverage & Tobacco 0.1%
C&C Group plc	145,876	546,196
Real Estate 0.1%
Green REIT plc	261,235	377,514
		2,904,727
Israel 0.4%
Capital Goods 0.0%
Electra Ltd.	824	103,240
Energy 0.1%
Jerusalem Oil Exploration *	4,900	190,872
Naphtha Israel Petroleum Corp., Ltd. *	29,484	140,767
		331,639
Food & Staples Retailing 0.1%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,721	257,893
Insurance 0.0%
Menorah Mivtachim Holdings Ltd. *	27,098	221,320
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Compugen Ltd. *	24,446	115,210

26    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.1%
Africa Israel Properties Ltd.	8,169	102,958
Airport City Ltd. *	27,122	255,154
Alony Hetz Properties & Investments Ltd.	42,706	307,427
Reit 1 Ltd.	71,251	184,423
		849,962
Semiconductors & Semiconductor Equipment 0.0%
Nova Measuring Instruments Ltd. *	12,000	127,193
Technology Hardware & Equipment 0.0%
Ituran Location and Control Ltd.	11,598	197,535
Telecommunication Services 0.1%
Cellcom Israel Ltd. *	23,905	144,211
Partner Communications Co., Ltd. *	40,965	191,802
		336,013
		2,540,005
Italy 3.7%
Automobiles & Components 0.1%
Brembo S.p.A.	12,630	522,028
Piaggio & C S.p.A. (b)	102,550	219,174
		741,202
Banks 0.7%
Banca Carige S.p.A. *(b)	283,613	161,014
Banca Popolare dell'Emilia Romagna SC	198,737	1,017,067
Banca Popolare di Milano Scarl	1,890,076	1,308,183
Banca Popolare di Sondrio Scarl	178,399	631,141
Credito Emiliano S.p.A.	28,189	180,403
Credito Valtellinese Scarl *	497,902	350,024
FinecoBank Banca Fineco S.p.A.	75,878	581,239
		4,229,071
Capital Goods 0.3%
Astaldi S.p.A. (b)	23,298	111,232
C.I.R. - Compagnie Industriali Riunite S.p.A *	100,840	94,776
Danieli & C Officine Meccaniche S.p.A. - RSP	17,809	262,778
Fincantieri S.p.A. *	174,114	59,196
Industria Macchine Automatiche S.p.A.	5,559	294,456
Interpump Group S.p.A.	40,705	566,561
Salini Impregilo S.p.A	89,498	348,328
		1,737,327
Consumer Durables & Apparel 0.4%
Brunello Cucinelli S.p.A.	8,027	129,169
De'Longhi S.p.A.	23,914	565,147
Moncler S.p.A.	56,766	883,245
OVS S.p.A. *(d)	43,245	262,662
Safilo Group S.p.A. *	9,668	90,709
Tod's S.p.A. (b)	7,361	558,667
		2,489,599
Consumer Services 0.1%
Autogrill S.p.A. *	50,136	396,308
Diversified Financials 0.4%
Anima Holding S.p.A. (d)	88,149	533,964
Azimut Holding S.p.A.	44,192	853,259
Security	Number of Shares	Value ($)
Banca Generali S.p.A.	24,937	637,011
Banca IFIS S.p.A.	7,450	217,750
Cerved Information Solutions S.p.A. *	79,972	630,413
		2,872,397
Energy 0.1%
ERG S.p.A.	30,000	366,711
Saras S.p.A. *	137,740	222,247
		588,958
Food & Staples Retailing 0.0%
MARR S.p.A.	12,240	239,389
Health Care Equipment & Services 0.1%
Amplifon S.p.A.	28,768	231,308
DiaSorin S.p.A.	10,301	544,406
		775,714
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	63,526	414,836
Unipol Gruppo Finanziario S.p.A.	205,110	760,406
		1,175,242
Materials 0.3%
Buzzi Unicem S.p.A.	29,865	457,218
Buzzi Unicem S.p.A. - RSP	17,480	164,004
Cementir Holding S.p.A.	19,697	92,242
Italcementi S.p.A.	79,490	891,337
Italmobiliare S.p.A.	2,696	108,239
Italmobiliare S.p.A. - RSP	7,097	194,246
		1,907,286
Media 0.0%
RAI Way S.p.A. (d)	32,765	164,404
RCS MediaGroup S.p.A. *	191,379	109,586
		273,990
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Recordati S.p.A.	46,266	1,116,504
Real Estate 0.1%
Beni Stabili S.p.A.	469,612	302,072
Immobiliare Grande Distribuzione	137,655	110,307
		412,379
Retailing 0.1%
Yoox Net-A-Porter Group S.p.A. *	23,473	691,174
Technology Hardware & Equipment 0.1%
Ei Towers S.p.A.	7,521	416,361
Telecommunication Services 0.1%
Infrastrutture Wireless Italiane S.p.A. *(d)	74,524	366,003
Transportation 0.1%
Ansaldo STS S.p.A.	42,787	463,972
ASTM S.p.A.	10,302	112,496
Societa Iniziative Autostradali e Servizi S.p.A.	25,120	228,316
		804,784
Utilities 0.3%
A2A S.p.A.	602,073	691,471
ACEA S.p.A.	17,950	240,869

See financial notes    27

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hera S.p.A.	341,897	965,870
Iren S.p.A.	188,827	299,753
		2,197,963
		23,431,651
Japan 18.3%
Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd. (b)	55,423	114,897
Daido Metal Co., Ltd.	17,295	120,586
Daikyonishikawa Corp.	22,082	322,402
Eagle Industry Co., Ltd.	10,366	128,203
FCC Co., Ltd.	13,780	226,950
HI-LEX Corp.	9,753	263,536
Keihin Corp.	25,231	347,366
Kinugawa Rubber Industrial Co., Ltd.	14,180	71,732
KYB Corp.	60,774	156,142
Mitsuba Corp.	15,821	210,666
Musashi Seimitsu Industry Co., Ltd.	15,612	283,540
Nippon Seiki Co., Ltd.	16,978	328,204
Nissin Kogyo Co., Ltd.	17,262	216,091
Pacific Industrial Co., Ltd.	21,708	191,357
Piolax, Inc.	3,808	178,128
Press Kogyo Co., Ltd.	40,898	140,222
Sanden Holdings Corp.	46,787	119,377
Showa Corp.	24,116	195,278
Taiho Kogyo Co., Ltd.	11,081	107,202
Topre Corp.	17,295	321,614
TPR Co., Ltd.	15,186	366,079
Unipres Corp.	15,627	283,121
Yorozu Corp.	7,260	148,320
		4,841,013
Banks 1.1%
Ashikaga Holdings Co., Ltd.	95,761	274,027
Bank of the Ryukyus Ltd.	25,331	266,831
FIDEA Holdings Co., Ltd.	119,551	186,409
Jimoto Holdings, Inc.	90,137	111,798
Kansai Urban Banking Corp.	22,138	203,581
The Aichi Bank Ltd.	5,053	193,167
The Akita Bank Ltd.	75,310	187,483
The Aomori Bank Ltd.	100,604	275,408
The Bank of Iwate Ltd.	7,431	243,256
The Bank of Nagoya Ltd.	79,980	250,834
The Bank of Okinawa Ltd.	8,257	244,692
The Chiba Kogyo Bank Ltd.	30,441	122,708
The Eighteenth Bank Ltd.	70,457	157,924
The Fukui Bank Ltd.	134,827	216,201
The Higashi-Nippon Bank Ltd.	67,155	163,016
The Kiyo Bank Ltd.	41,169	451,537
The Minato Bank Ltd.	80,293	110,258
The Miyazaki Bank Ltd.	78,064	190,189
The Nanto Bank Ltd.	109,718	286,749
The Ogaki Kyoritsu Bank Ltd.	137,025	427,312
The Oita Bank Ltd.	83,208	255,798
The Tochigi Bank Ltd.	50,808	188,603
The Toho Bank Ltd.	102,235	296,176
The Towa Bank Ltd.	289,058	222,795
The Yamagata Bank Ltd.	72,819	244,504
The Yamanashi Chuo Bank Ltd.	69,327	245,677
Tokyo TY Financial Group, Inc.	13,443	306,197
Security	Number of Shares	Value ($)
TOMONY Holdings, Inc.	91,250	263,544
Tsukuba Bank Ltd.	44,565	114,892
		6,701,566
Capital Goods 4.1%
Advan Co., Ltd.	5,569	53,926
Aica Kogyo Co., Ltd.	30,475	579,396
Aichi Corp.	11,017	76,619
Aida Engineering Ltd.	27,661	223,003
Asahi Diamond Industrial Co., Ltd.	26,456	234,149
Bunka Shutter Co., Ltd.	23,063	184,708
Central Glass Co., Ltd.	111,237	634,655
Chiyoda Integre Co., Ltd.	7,867	177,587
Chudenko Corp.	17,197	356,052
CKD Corp.	23,824	172,018
Daifuku Co., Ltd.	44,053	696,262
Daihen Corp.	46,785	203,098
Daiho Corp.	42,623	156,332
Denyo Co., Ltd.	6,932	70,932
Fudo Tetra Corp.	74,928	77,002
Fuji Machine Manufacturing Co., Ltd.	43,093	434,461
Fujitec Co., Ltd.	35,316	358,557
Fukuda Corp.	15,518	124,282
Fukushima Industries Corp.	6,262	130,094
Furukawa Co., Ltd.	126,558	182,759
Futaba Corp.	19,233	249,795
Giken Ltd.	7,548	121,838
Hanwa Co., Ltd.	122,730	505,599
Hazama Ando Corp.	84,993	385,528
Hibiya Engineering Ltd.	10,868	150,587
Hitachi Koki Co., Ltd.	23,923	151,327
Hitachi Zosen Corp.	66,693	317,881
Hosokawa Micron Corp.	19,932	99,241
Inaba Denki Sangyo Co., Ltd.	11,663	350,794
Inabata & Co., Ltd.	23,923	247,125
Iseki & Co., Ltd.	104,018	174,170
Iwatani Corp.	89,771	495,480
Jamco Corp.	3,645	80,925
Juki Corp.	12,365	96,291
Kamei Corp.	8,508	76,054
Kanamoto Co., Ltd.	11,452	243,904
Kanematsu Corp.	171,780	228,279
Kato Works Co., Ltd.	20,732	70,530
Kitz Corp.	47,992	201,109
Komori Corp.	26,456	279,150
Kumagai Gumi Co., Ltd.	152,631	335,349
Kuroda Electric Co., Ltd.	17,833	242,513
Kyowa Exeo Corp.	55,532	612,512
Kyudenko Corp.	15,780	347,125
Maeda Corp.	55,423	382,008
Makino Milling Machine Co., Ltd.	38,128	232,737
Meidensha Corp.	91,256	380,789
Mirait Holdings Corp.	34,695	255,429
Miura Co., Ltd.	33,466	538,421
Morita Holdings Corp.	17,295	182,948
Nachi-Fujikoshi Corp.	72,819	243,214
Namura Shipbuilding Co., Ltd.	24,448	150,749
Nichias Corp.	44,906	249,445
Nihon Trim Co., Ltd.	1,721	67,468
Nippon Densetsu Kogyo Co., Ltd.	14,383	279,186
Nippon Sheet Glass Co., Ltd. *	409,952	261,498
Nippon Steel & Sumikin Bussan Corp.	57,231	176,446

28    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nishimatsu Construction Co., Ltd.	122,314	478,962
Nishio Rent All Co., Ltd.	6,851	151,921
Nitta Corp.	8,636	218,358
Nitto Boseki Co., Ltd.	71,885	233,089
Nitto Kogyo Corp.	13,753	225,165
Noritz Corp.	21,796	347,577
Obara Group, Inc.	5,523	194,008
Oiles Corp.	22,218	336,985
Okabe Co., Ltd.	23,204	142,667
Okumura Corp.	105,611	546,417
Penta-Ocean Construction Co., Ltd.	131,296	532,745
Raito Kogyo Co., Ltd.	21,111	203,114
Ryobi Ltd.	56,398	198,861
Sanki Engineering Co., Ltd.	26,858	214,626
Sankyo Tateyama, Inc.	14,684	171,200
Shima Seiki Manufacturing Ltd.	19,298	293,894
Shinmaywa Industries Ltd.	39,835	282,330
SHO-BOND Holdings Co., Ltd.	10,559	351,733
Sintokogio Ltd.	31,167	254,306
Sodick Co., Ltd.	21,312	138,587
Star Micronics Co., Ltd.	21,469	226,720
Sumitomo Mitsui Construction Co., Ltd.	326,662	269,143
Taikisha Ltd.	16,389	370,685
Takara Standard Co., Ltd.	38,128	322,251
Takasago Thermal Engineering Co., Ltd.	35,266	477,399
Takeuchi Manufacturing Co., Ltd.	13,796	167,202
Takuma Co., Ltd.	35,474	310,191
Teikoku Sen-I Co., Ltd.	10,667	140,242
Tekken Corp. (b)	54,835	123,394
The Nippon Road Co., Ltd.	24,247	113,636
Toa Corp.	86,811	184,582
TOKAI Holdings Corp.	52,712	254,979
Tokyu Construction Co., Ltd.	40,237	287,675
Toshiba Machine Co., Ltd.	58,420	185,288
Toshiba Plant Systems & Services Corp.	17,295	192,294
Totetsu Kogyo Co., Ltd.	19,203	518,034
Toyo Engineering Corp. *	69,327	169,517
Trusco Nakayama Corp.	8,654	309,359
Tsubakimoto Chain Co.	68,668	401,514
Tsugami Corp.	33,221	117,727
Wakita & Co., Ltd.	17,295	126,102
YAMABIKO Corp.	19,220	125,324
Yamazen Corp.	41,297	327,815
Yokogawa Bridge Holdings Corp.	12,073	114,018
Yushin Precision Equipment Co., Ltd.	3,645	54,929
		25,995,901
Commercial & Professional Services 0.7%
Aeon Delight Co., Ltd.	7,524	234,635
Benefit One, Inc.	6,060	120,260
Daiseki Co., Ltd.	21,897	336,578
Duskin Co., Ltd.	26,159	485,984
Itoki Corp.	18,617	111,826
Kokuyo Co., Ltd.	42,810	425,161
Meitec Corp.	14,853	511,220
Mitsubishi Pencil Co., Ltd.	8,995	337,088
Nippon Parking Development Co., Ltd.	90,137	95,827
Nissha Printing Co., Ltd. (b)	16,857	257,317
Nomura Co., Ltd.	18,215	223,825
Security	Number of Shares	Value ($)
Okamura Corp.	33,749	294,809
Pilot Corp.	14,443	544,451
Relia, Inc.	17,295	152,303
Sato Holdings Corp.	8,636	188,825
TechnoPro Holdings, Inc.	11,931	322,388
		4,642,497
Consumer Durables & Apparel 1.0%
Alpine Electronics, Inc.	23,323	263,656
Chofu Seisakusho Co., Ltd.	8,636	185,000
Descente Ltd.	23,437	349,868
Foster Electric Co., Ltd.	11,882	225,271
Fujibo Holdings, Inc.	69,327	138,193
Fujitsu General Ltd.	22,517	307,009
Goldwin, Inc.	3,920	152,633
Gunze Ltd.	123,284	323,296
JVC Kenwood Corp.	68,782	184,637
Kurabo Industries Ltd.	97,213	165,359
Mars Engineering Corp.	8,182	137,726
Mizuno Corp.	57,468	255,583
Pioneer Corp. *	143,623	328,281
Sangetsu Co., Ltd.	32,865	581,452
Sanyo Shokai Ltd.	32,411	68,339
Seiko Holdings Corp.	58,105	208,483
Seiren Co., Ltd.	26,456	256,650
Starts Corp., Inc.	11,559	227,954
Tamron Co., Ltd.	11,695	181,318
The Japan Wool Textile Co., Ltd.	27,661	185,755
Token Corp.	3,419	254,740
Tomy Co., Ltd.	30,674	216,858
TSI Holdings Co., Ltd.	53,550	343,954
Tsutsumi Jewelry Co., Ltd.	6,851	151,071
Unitika Ltd. *	154,977	68,650
Yondoshi Holdings, Inc.	7,933	174,438
Zojirushi Corp.	17,737	264,778
		6,200,952
Consumer Services 1.0%
Accordia Golf Co., Ltd.	42,840	407,241
Atom Corp.	33,944	206,897
CHIMNEY Co., Ltd.	5,529	137,056
Colowide Co., Ltd.	27,826	423,276
Create Restaurants Holdings, Inc.	18,150	156,777
Doutor Nichires Holdings Co., Ltd.	18,686	293,679
Fuji Kyuko Co., Ltd.	37,501	416,622
Fujita Kanko, Inc.	35,776	169,886
Ichibanya Co., Ltd.	3,518	186,068
JP-Holdings, Inc.	17,725	40,514
Kisoji Co., Ltd.	15,371	298,364
Kyoritsu Maintenance Co., Ltd.	5,537	419,414
Matsuya Foods Co., Ltd.	8,538	216,561
MOS Food Services, Inc.	12,597	350,986
Ohsho Food Service Corp.	5,121	177,846
Plenus Co., Ltd.	10,366	169,438
Royal Holdings Co., Ltd.	12,073	230,604
Saizeriya Co., Ltd.	11,069	227,607
St Marc Holdings Co., Ltd.	6,736	173,838
Tokyo Dome Corp.	93,652	421,486
Tokyotokeiba Co., Ltd.	63,167	118,639
Tosho Co., Ltd.	4,127	150,455
Yoshinoya Holdings Co., Ltd. (b)	29,858	372,183
Zensho Holdings Co., Ltd.	49,900	614,494
		6,379,931

See financial notes    29

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.6%
Financial Products Group Co., Ltd.	28,380	254,949
Fuyo General Lease Co., Ltd.	10,605	449,567
IBJ Leasing Co., Ltd.	17,821	311,976
Ichiyoshi Securities Co., Ltd.	17,797	166,973
J Trust Co., Ltd.	38,799	280,143
Jaccs Co., Ltd.	53,716	199,873
Japan Securities Finance Co., Ltd.	55,423	230,285
kabu.com Securities Co., Ltd.	93,558	280,985
Kyokuto Securities Co., Ltd.	12,698	151,195
Marusan Securities Co., Ltd.	26,155	275,743
Mito Securities Co., Ltd.	32,906	89,207
Monex Group, Inc.	90,840	232,583
Nihon M&A Center, Inc.	12,776	604,419
Ricoh Leasing Co., Ltd.	5,322	150,171
		3,678,069
Energy 0.2%
Itochu Enex Co., Ltd.	23,510	173,292
Modec, Inc.	10,468	137,533
Nippon Gas Co., Ltd.	17,688	326,572
San-Ai Oil Co., Ltd.	35,954	283,810
Shinko Plantech Co., Ltd.	23,447	171,373
		1,092,580
Food & Staples Retailing 0.7%
Ain Holdings, Inc.	10,042	456,394
Arcs Co., Ltd.	26,456	533,222
Axial Retailing, Inc.	8,182	247,181
Belc Co., Ltd.	2,127	73,208
Cocokara fine, Inc.	9,128	378,059
Create SD Holdings Co., Ltd.	8,628	191,708
Heiwado Co., Ltd.	13,780	256,616
Kato Sangyo Co., Ltd.	8,636	206,575
Kobe Bussan Co., Ltd.	2,400	55,559
Kusuri No Aoki Co., Ltd.	6,531	289,881
Life Corp.	7,861	168,398
San-A Co., Ltd.	6,851	291,642
Toho Co., Ltd.	3,725	76,530
United Super Markets Holdings, Inc.	34,313	290,615
Valor Holdings Co., Ltd.	16,566	357,958
Yaoko Co., Ltd.	9,265	357,056
Yokohama Reito Co., Ltd. (b)	33,285	295,179
		4,525,781
Food, Beverage & Tobacco 0.9%
Ariake Japan Co., Ltd.	7,218	397,110
Fuji Oil Holdings, Inc.	21,270	360,483
Fujicco Co., Ltd.	9,939	198,560
Hokuto Corp.	9,235	166,087
Itoham Foods, Inc.	51,391	327,354
Kameda Seika Co., Ltd.	6,851	270,702
Key Coffee, Inc.	11,504	183,656
Marudai Food Co., Ltd.	52,009	190,757
Maruha Nichiro Corp.	22,242	443,362
Megmilk Snow Brand Co., Ltd.	24,462	581,020
Morinaga & Co., Ltd.	86,723	485,572
Morinaga Milk Industry Co., Ltd.	102,974	484,423
Nippon Flour Mills Co., Ltd.	41,542	303,629
Nippon Suisan Kaisha Ltd.	117,385	543,897
Prima Meat Packers Ltd.	60,328	146,444
Rock Field Co., Ltd.	5,544	145,188
Sakata Seed Corp.	17,295	420,903
Security	Number of Shares	Value ($)
Showa Sangyo Co., Ltd.	52,009	208,727
The Nisshin Oillio Group Ltd.	52,009	208,266
		6,066,140
Health Care Equipment & Services 0.6%
A/S One Corp.	5,407	189,694
BML, Inc.	5,121	190,776
Eiken Chemical Co., Ltd.	6,527	123,283
Hogy Medical Co., Ltd.	4,824	234,202
Jeol Ltd.	34,740	166,198
Mani, Inc.	10,167	150,242
Nagaileben Co., Ltd.	17,062	297,631
Nichii Gakkan Co. (b)	23,923	163,831
Nikkiso Co., Ltd.	37,093	269,469
Paramount Bed Holdings Co., Ltd.	8,845	305,216
Ship Healthcare Holdings, Inc.	17,295	458,748
Toho Holdings Co., Ltd.	27,579	571,493
Tokai Corp.	6,349	169,869
Tsukui Corp.	12,459	155,192
Vital KSK Holdings, Inc.	16,833	150,621
		3,596,465
Household & Personal Products 0.3%
Aderans Co., Ltd.	18,918	94,695
Artnature, Inc.	10,366	86,234
Ci:z Holdings Co., Ltd.	10,193	167,061
Earth Chemical Co., Ltd.	4,778	176,940
euglena Co., Ltd. *(b)	19,984	262,204
Fancl Corp.	19,466	240,059
Mandom Corp.	8,407	353,783
Milbon Co., Ltd.	5,646	211,584
Noevir Holdings Co., Ltd.	6,851	185,728
		1,778,288
Materials 1.8%
ADEKA Corp.	55,068	729,849
Aichi Steel Corp.	77,849	291,050
Arakawa Chemical Industries Ltd.	3,545	28,643
Asahi Holdings, Inc.	23,387	304,160
Chuetsu Pulp & Paper Co., Ltd.	35,450	53,077
Chugoku Marine Paints Ltd.	36,545	240,557
Dai Nippon Toryo Co., Ltd.	55,275	93,043
Daiken Corp.	18,231	41,348
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	38,937	157,990
Daio Paper Corp.	31,297	245,940
Fuji Seal International, Inc.	8,435	268,650
Fujimi, Inc.	12,125	131,267
Fujimori Kogyo Co., Ltd.	5,523	118,411
Godo Steel Ltd.	53,047	88,823
Hokuetsu Kishu Paper Co., Ltd.	67,292	375,583
Ihara Chemical Industry Co., Ltd.	19,135	224,619
Ishihara Sangyo Kaisha Ltd. *	191,426	122,106
Kumiai Chemical Industry Co., Ltd.	31,915	320,352
Kureha Corp.	64,183	209,252
Kyoei Steel Ltd.	13,704	209,673
Nakayama Steel Works Ltd. *	127,466	74,532
Nihon Nohyaku Co., Ltd.	26,818	146,593
Nihon Parkerizing Co., Ltd.	49,888	400,430
Nippon Light Metal Holdings Co., Ltd.	276,886	431,734
Nippon Soda Co., Ltd.	57,231	257,571
Nippon Yakin Kogyo Co., Ltd. *	63,279	65,591
NOF Corp.	60,704	432,928

30    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Okamoto Industries, Inc. (b)	29,921	248,646
OSAKA Titanium Technologies Co., Ltd.	8,721	138,377
Pacific Metals Co., Ltd. *(b)	55,423	155,651
Riken Technos Corp.	26,699	90,830
Sakata INX Corp.	21,820	211,676
Sanyo Chemical Industries Ltd.	34,952	226,975
Sanyo Special Steel Co., Ltd.	52,009	242,824
Sekisui Plastics Co., Ltd.	22,129	67,245
Shin-Etsu Polymer Co., Ltd.	24,950	124,446
Sumitomo Bakelite Co., Ltd.	82,135	337,636
Sumitomo Seika Chemicals Co., Ltd.	15,588	80,374
Taiyo Holdings Co., Ltd.	9,638	304,830
Takasago International Corp.	7,540	152,971
Toagosei Co., Ltd.	50,170	378,247
Toho Titanium Co., Ltd. *	14,730	123,712
Toho Zinc Co., Ltd.	52,009	136,847
Tokai Carbon Co., Ltd.	101,866	241,861
Tokuyama Corp. *(b)	134,484	188,248
Tokyo Ohka Kogyo Co., Ltd.	15,789	414,046
Tokyo Rope Manufacturing Co., Ltd. *	64,183	79,038
Tokyo Steel Manufacturing Co., Ltd.	45,202	289,133
Topy Industries Ltd.	88,649	171,211
Toyo Ink SC Holdings Co., Ltd.	78,618	294,622
UACJ Corp.	126,558	264,608
Yodogawa Steel Works Ltd.	12,039	256,512
		11,284,338
Media 0.2%
Asatsu-DK, Inc.	12,619	328,010
Avex Group Holdings, Inc.	14,483	167,445
Kadokawa Dwango *	21,636	354,227
Next Co., Ltd.	22,753	201,778
Toei Co., Ltd.	27,661	216,142
Tv Tokyo Holdings Corp.	8,295	133,308
		1,400,910
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
ASKA Pharmaceutical Co., Ltd.	9,510	104,304
JCR Pharmaceuticals Co., Ltd.	5,824	117,538
Nichi-iko Pharmaceutical Co., Ltd.	18,362	458,420
Seikagaku Corp.	15,582	190,090
Towa Pharmaceutical Co., Ltd.	3,675	174,837
ZERIA Pharmaceutical Co., Ltd.	18,701	237,749
		1,282,938
Real Estate 0.5%
Daibiru Corp.	27,661	229,865
Heiwa Real Estate Co., Ltd.	24,339	266,301
Keihanshin Building Co., Ltd.	38,423	190,285
Kenedix, Inc.	125,353	518,626
Leopalace21 Corp. *	119,707	694,645
Open House Co., Ltd.	8,000	144,585
Relo Holdings, Inc.	4,117	504,435
Takara Leben Co., Ltd.	51,938	275,162
TOC Co., Ltd.	40,126	312,476
Unizo Holdings Co., Ltd.	6,608	254,368
		3,390,748
Retailing 0.8%
Adastria Co., Ltd.	12,276	318,442
AOKI Holdings, Inc.	19,263	216,735
Arata Corp.	5,505	111,100
Arcland Sakamoto Co., Ltd.	18,276	172,438
Security	Number of Shares	Value ($)
ASKUL Corp.	8,726	265,935
Belluna Co., Ltd.	36,521	159,511
Chiyoda Co., Ltd.	13,780	349,643
Chori Co., Ltd.	2,327	29,584
DCM Holdings Co., Ltd.	49,125	361,229
Doshisha Co., Ltd.	10,189	191,910
EDION Corp. (b)	36,563	285,702
Fuji Co., Ltd.	9,829	174,505
Geo Holdings Corp.	13,644	203,920
Gulliver International Co., Ltd.	24,299	245,627
Happinet Corp.	3,342	27,328
Jin Co., Ltd. (b)	5,234	212,142
Joshin Denki Co., Ltd.	8,102	61,873
Matsuya Co., Ltd.	20,689	166,062
Nishimatsuya Chain Co., Ltd.	24,950	217,946
Pal Co., Ltd.	5,447	123,200
PALTAC Corp.	18,717	290,352
T-Gaia Corp.	7,799	90,237
United Arrows Ltd.	12,888	593,733
Xebio Holdings Co., Ltd.	13,459	213,436
Yellow Hat Ltd.	13,425	237,993
		5,320,583
Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	50,302	135,475
Shindengen Electric Manufacturing Co., Ltd.	32,906	104,658
Tokyo Seimitsu Co., Ltd.	21,017	393,807
Ulvac, Inc.	22,465	677,682
		1,311,622
Software & Services 0.9%
Ateam, Inc.	2,327	29,357
Broadleaf Co., Ltd.	11,950	135,195
COOKPAD, Inc. (b)	18,792	359,608
Dip Corp.	8,395	157,971
DTS Corp.	8,082	151,079
F@N Communications, Inc.	14,182	86,066
Fuji Soft, Inc.	10,042	203,998
GMO internet, Inc.	27,533	315,395
GMO Payment Gateway, Inc. (b)	6,582	370,866
Gurunavi, Inc.	13,780	312,530
Ines Corp.	12,325	121,967
Information Services International-Dentsu Ltd.	2,024	38,409
Internet Initiative Japan, Inc.	12,977	264,311
IT Holdings Corp.	35,193	809,088
KLab, Inc. *(b)	11,571	49,616
Koei Tecmo Holdings Co., Ltd.	20,760	320,205
Marvelous, Inc. (b)	13,278	96,460
MTI Ltd.	9,823	66,226
NEC Networks & System Integration Corp.	10,366	163,101
NET One Systems Co., Ltd.	47,484	252,827
Nihon Unisys Ltd. (b)	24,576	312,004
NSD Co., Ltd.	15,836	235,698
OBIC Business Consultants Co., Ltd.	2,876	128,417
SMS Co., Ltd.	10,352	168,934
TKC Corp.	7,536	213,311
Transcosmos, Inc.	10,785	239,635
		5,602,274

See financial notes    31

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 1.1%
Ai Holdings Corp.	14,943	391,066
Amano Corp.	36,986	536,727
Anritsu Corp.	60,099	343,955
Canon Electronics, Inc.	15,851	225,109
CONEXIO Corp.	4,860	47,577
Daiwabo Holdings Co., Ltd.	72,819	128,381
Denki Kogyo Co., Ltd.	34,613	161,911
Dexerials Corp. *	18,534	160,094
Eizo Corp.	8,257	211,847
Enplas Corp.	4,318	151,106
Hioki EE Corp.	2,430	48,546
Hitachi Kokusai Electric, Inc.	22,517	249,557
Hitachi Maxell Ltd.	17,295	249,753
Horiba Ltd.	16,090	527,424
Hosiden Corp.	28,264	167,769
Japan Cash Machine Co., Ltd.	6,887	60,953
Japan Digital Laboratory Co., Ltd.	8,636	114,535
Koa Corp.	17,295	127,941
Mitsumi Electric Co., Ltd.	38,881	177,397
Nichicon Corp.	40,566	261,994
Nippon Chemi-Con Corp.	72,009	97,607
Nippon Signal Co., Ltd.	41,914	330,485
Nohmi Bosai Ltd.	10,366	127,377
Oki Electric Industry Co., Ltd.	352,368	455,776
Riso Kagaku Corp.	13,479	200,857
Ryosan Co., Ltd.	13,069	334,613
Siix Corp.	6,976	179,846
SMK Corp.	34,613	165,284
Tabuchi Electric Co., Ltd.	13,680	53,447
Tamura Corp.	34,613	85,862
Toyo Corp.	23,923	226,355
Wacom Co., Ltd.	58,866	254,499
		6,855,650
Transportation 0.5%
Hamakyorex Co., Ltd.	8,907	141,486
Iino Kaiun Kaisha Ltd.	59,155	216,443
Japan Transcity Corp.	55,538	182,544
Kintetsu World Express, Inc.	13,660	182,254
Konoike Transport Co., Ltd.	13,668	148,940
Maruzen Showa Unyu Co., Ltd.	53,716	188,928
Mitsui-Soko Holdings Co., Ltd.	41,542	103,786
Nippon Holdings Co., Ltd.	25,837	443,149
Nissin Corp.	64,183	158,076
Sakai Moving Service Co., Ltd.	1,821	40,736
Sankyu, Inc.	122,929	578,297
Senko Co., Ltd.	34,613	206,988
The Shibusawa Warehouse Co., Ltd.	41,002	101,347
The Sumitomo Warehouse Co., Ltd.	55,423	263,674
Trancom Co., Ltd.	3,414	186,315
		3,142,963
Utilities 0.1%
Saibu Gas Co., Ltd.	126,558	272,457
Shizuoka Gas Co., Ltd.	26,858	171,082
The Okinawa Electric Power Co., Inc.	10,217	251,454
		694,993
		115,786,202
Security	Number of Shares	Value ($)
Netherlands 2.1%
Capital Goods 0.5%
Aalberts Industries N.V.	37,838	1,177,679
Arcadis N.V.	28,360	409,525
IMCD Group N.V.	17,241	630,279
Koninklijke BAM Groep N.V. *	89,115	403,966
TKH Group N.V.	19,191	713,138
		3,334,587
Commercial & Professional Services 0.1%
Brunel International N.V.	8,162	142,205
USG People N.V.	28,848	540,228
		682,433
Consumer Durables & Apparel 0.1%
TomTom N.V. *	49,633	447,069
Diversified Financials 0.1%
BinckBank N.V.	34,828	238,142
Energy 0.2%
Fugro N.V. CVA *	25,714	440,188
SBM Offshore N.V. *	78,642	998,038
		1,438,226
Food, Beverage & Tobacco 0.1%
Refresco Gerber N.V. *(d)	23,602	394,032
Wessanen	26,855	275,744
		669,776
Insurance 0.1%
Delta Lloyd N.V.	93,298	583,503
Materials 0.2%
APERAM S.A. *	19,776	675,571
Corbion N.V.	28,265	629,429
		1,305,000
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galapagos N.V. *	13,924	584,816
Real Estate 0.4%
Eurocommercial Properties N.V.	19,802	829,114
NSI N.V.	59,502	250,849
Vastned Retail N.V.	7,776	332,891
Wereldhave N.V.	16,809	853,469
		2,266,323
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	18,231	771,557
Transportation 0.1%
PostNL N.V. *	185,000	720,627
		13,042,059
New Zealand 0.8%
Energy 0.1%
Z Energy Ltd.	101,774	420,746
Food, Beverage & Tobacco 0.0%
a2 Milk Co., Ltd. *(b)	269,435	312,668
Health Care Equipment & Services 0.1%
Ebos Group Ltd.	34,082	351,012
Metlifecare Ltd.	56,518	177,009
Summerset Group Holdings Ltd.	72,824	188,225
		716,246

32    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.0%
TOWER Ltd.	101,520	104,422
Materials 0.1%
Nuplex Industries Ltd.	105,623	350,998
Real Estate 0.1%
Argosy Property Ltd.	409,952	306,793
Goodman Property Trust	663,967	551,611
Precinct Properties New Zealand Ltd.	293,159	239,685
		1,098,089
Retailing 0.1%
Kathmandu Holdings Ltd.	68,181	69,681
Trade Me Group Ltd.	163,940	469,127
		538,808
Telecommunication Services 0.1%
Chorus Ltd. *	183,184	474,071
Transportation 0.1%
Freightways Ltd.	87,925	347,840
Utilities 0.1%
Genesis Energy Ltd.	245,948	316,223
Infratil Ltd.	233,920	479,672
		795,895
		5,159,783
Norway 1.2%
Banks 0.1%
SpareBank 1 SMN	50,867	303,415
SpareBank 1 SR-Bank A.S.A.	50,136	222,566
		525,981
Capital Goods 0.1%
Kongsberg Gruppen A.S.A.	20,832	304,677
Veidekke A.S.A.	31,890	415,191
		719,868
Diversified Financials 0.0%
Aker A.S.A., A Shares	9,640	174,716
Energy 0.3%
Akastor A.S.A. *(b)	67,167	53,779
Aker Solutions A.S.A.	61,240	181,942
BW LPG Ltd. (d)	37,155	241,230
Det Norske Oljeselskap A.S.A. *	43,331	303,198
DNO A.S.A. *(b)	238,988	172,572
Hoegh LNG Holdings Ltd.	16,993	163,737
Ocean Yield A.S.A.	10,152	54,733
Petroleum Geo-Services A.S.A.	86,734	196,894
Prosafe SE	80,539	99,777
TGS Nopec Geophysical Co. A.S.A. (b)	41,852	611,143
		2,079,005
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	31,742	216,645
Bakkafrost P/F	13,683	489,704
Leroy Seafood Group A.S.A.	6,453	271,660
Salmar A.S.A.	22,743	469,590
		1,447,599
Insurance 0.1%
Storebrand A.S.A. *	182,959	719,227
Security	Number of Shares	Value ($)
Real Estate 0.1%
Entra A.S.A. (d)	24,288	210,347
Norwegian Property A.S.A. *	134,970	132,374
		342,721
Retailing 0.1%
XXL A.S.A. (d)	42,120	475,908
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *(b)	74,596	387,625
REC Silicon A.S.A. *(b)	865,344	105,219
		492,844
Software & Services 0.1%
Atea A.S.A. *	39,757	346,597
Opera Software A.S.A. (b)	43,649	337,468
		684,065
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *(b)	4,700	154,731
		7,816,665
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	147,595	171,435
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	436,109	451,109
Materials 0.1%
Altri, SGPS, S.A.	34,416	130,022
Portucel S.A.	91,259	307,190
Semapa-Sociedade de Investimento e Gestao	17,471	218,970
		656,182
Media 0.1%
NOS, SGPS S.A.	104,670	726,616
Telecommunication Services 0.0%
Pharol SGPS S.A. *(b)	251,714	49,230
Transportation 0.1%
CTT-Correios de Portugal S.A.	57,495	441,734
		2,496,306
Republic of Korea 5.2%
Automobiles & Components 0.2%
Halla Holdings Corp.	3,194	156,252
Kumho Tire Co., Inc. *	66,000	416,803
Nexen Tire Corp.	12,130	134,865
S&T Motiv Co., Ltd.	4,000	248,726
SL Corp. *	6,000	85,389
Ssangyong Motor Co. *	23,000	146,365
Sungwoo Hitech Co., Ltd.	18,057	125,714
		1,314,114
Banks 0.1%
JB Financial Group Co., Ltd.	49,294	212,849
Kwangju Bank	25,000	160,103
		372,952
Capital Goods 0.3%
Hanjin Heavy Industries & Construction Co., Ltd. *	27,262	70,872
Hyundai Corp. *	2,962	49,099
Hyundai Elevator Co., Ltd. *	4,611	172,628

See financial notes    33

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hyundai Rotem Co., Ltd. *	8,000	95,415
iMarketKorea, Inc.	10,000	159,295
IS Dongseo Co., Ltd.	3,300	105,668
Kolon Corp.	1,517	76,789
Korea Electric Terminal Co., Ltd.	3,100	218,582
Kumho Industrial Co., Ltd. *	11,075	98,508
LG International Corp.	10,000	268,456
LS Industrial Systems Co., Ltd.	6,471	204,590
S&T Dynamics Co., Ltd.	7,620	88,418
		1,608,320
Consumer Durables & Apparel 0.3%
Cuckoo Electronics Co., Ltd. *	682	129,319
Fila Korea Ltd.	3,900	294,227
Handsome Co., Ltd.	6,000	196,005
Hansae Co., Ltd.	7,000	329,425
HLB, Inc. *	12,188	174,931
Hyundai Livart Furniture Co., Ltd.	4,000	116,277
LF Corp.	6,858	138,912
Youngone Corp.	12,400	509,356
Youngone Holdings Co., Ltd.	2,300	133,161
		2,021,613
Consumer Services 0.1%
Grand Korea Leisure Co., Ltd.	7,871	166,432
Hana Tour Service, Inc.	4,000	311,151
		477,583
Diversified Financials 0.2%
Daishin Securities Co., Ltd.	17,563	168,998
Hankook Tire Worldwide Co., Ltd. *	10,435	169,599
KIWOOM Securities Co., Ltd. *	5,000	241,368
Meritz Financial Group, Inc.	12,000	120,320
Meritz Securities Co., Ltd.	126,000	338,765
SK Securities Co., Ltd. *	100,000	86,521
Yuanta Securities Korea Co., Ltd. *	29,845	81,086
		1,206,657
Energy 0.0%
Hankook Shell Oil Co., Ltd.	325	123,514
SK Gas Ltd.	2,222	129,723
		253,237
Food & Staples Retailing 0.1%
GS Retail Co., Ltd.	7,500	309,291
Hyundai Greenfood Co., Ltd.	22,000	351,338
		660,629
Food, Beverage & Tobacco 0.4%
Binggrae Co., Ltd. *	2,060	116,268
Crown Confectionery Co., Ltd.	259	98,012
Daesang Corp.	8,535	217,050
Dongwon F&B Co., Ltd.	560	133,129
Dongwon Industries Co., Ltd.	500	111,183
Lotte Food Co., Ltd.	400	291,097
Maeil Dairy Industry Co., Ltd. *	3,000	111,951
Muhak Co., Ltd.	7,847	218,589
Namyang Dairy Products Co., Ltd.	297	195,486
Ottogi Corp.	509	471,670
Samlip General Foods Co., Ltd. *	1,110	225,285
Samyang Holdings Corp.	2,310	330,614
		2,520,334
Health Care Equipment & Services 0.2%
Chabiotech Co., Ltd. *	13,147	147,767
i-SENS, Inc. *	3,000	101,763
Security	Number of Shares	Value ($)
InBody Co., Ltd.	4,659	196,652
Lutronic Corp. *	3,147	130,796
Medipost Co., Ltd. *	3,401	222,480
Osstem Implant Co., Ltd. *	4,810	299,094
		1,098,552
Household & Personal Products 0.2%
Coreana Cosmetics Co., Ltd.	9,331	68,358
Cosmax BTI, Inc.	1,981	84,257
Cosmax, Inc.	2,316	230,345
COSON Co., Ltd. *	5,895	78,413
Korea Kolmar Co., Ltd. *	5,364	349,157
Korea Kolmar Holdings Co., Ltd. *	2,654	98,503
Sansung Life & Science Co., Ltd. *	4,565	83,423
		992,456
Insurance 0.2%
Hanwha General Insurance Co., Ltd. *	32,016	204,517
KB Insurance Co., Ltd.	15,300	398,985
Korean Reinsurance Co.	39,010	410,067
Meritz Fire & Marine Insurance Co., Ltd.	21,092	268,617
Tongyang Life Insurance	15,897	133,043
		1,415,229
Materials 0.6%
AK Holdings, Inc.	2,276	99,197
Dongkuk Steel Mill Co., Ltd. *	34,179	162,507
Foosung Co., Ltd. *	28,999	103,409
Hanil Cement Co., Ltd.	1,791	130,773
Hansol Chemical Co., Ltd.	3,371	155,098
Hansol Paper Co., Ltd.	5,915	102,832
Huchems Fine Chemical Corp.	10,000	142,719
KISCO Corp.	2,223	67,407
KISWIRE Ltd. *	3,917	126,534
Kolon Industries, Inc.	7,000	380,367
Korea PetroChemical Ind Co., Ltd.	1,160	225,115
Lock & Lock Co., Ltd.	12,300	124,323
Namhae Chemical Corp. *	16,004	115,562
Poongsan Corp.	7,750	175,154
Seah Besteel Corp.	5,000	109,970
SK Chemicals Co., Ltd.	7,750	500,707
SK Materials Co., Ltd. *	2,229	213,582
Soulbrain Co., Ltd.	4,228	144,443
Ssangyong Cement Industrial Co., Ltd. *	20,662	323,288
Taekwang Industrial Co., Ltd.	223	183,023
Young Poong Corp. *	220	187,499
		3,773,509
Media 0.3%
CJ CGV Co., Ltd.	5,460	514,345
CJ E&M Corp.	8,200	493,976
CJ Hellovision Co., Ltd.	12,500	119,269
Innocean Worldwide, Inc.	4,800	326,805
KT Skylife Co., Ltd.	6,000	71,561
Loen Entertainment, Inc. *	2,494	175,651
SM Entertainment Co. *	6,550	212,913
YG Entertainment, Inc.	4,256	127,677
		2,042,197
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Amicogen, Inc.	3,131	142,284
Binex Co., Ltd. *	9,655	178,392
Bukwang Pharmaceutical Co., Ltd.	12,382	283,343

34    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cell Biotech Co., Ltd.	2,000	110,132
Chong Kun Dang Pharmaceutical Corp.	2,380	246,333
Chongkundang Holdings Corp.	1,200	94,121
Dae Hwa Pharmaceutical Co., Ltd.	4,372	127,621
Daewoong Pharmaceutical Co., Ltd.	1,946	118,330
Dong-A Socio Holdings Co., Ltd.	1,200	231,422
Dong-A ST Co., Ltd.	1,700	217,191
Genexine Co., Ltd. *	2,233	180,922
Green Cross Corp.	2,200	324,654
Green Cross Holdings Corp.	11,000	368,238
Humedix Co., Ltd.	2,230	98,995
Huons Co., Ltd.	2,736	182,961
Ilyang Pharmaceutical Co., Ltd. *	5,031	206,659
iNtRON Biotechnology, Inc. *	4,576	303,044
JW Holdings Corp.	12,859	84,222
JW Pharmaceutical Corp.	4,650	129,156
Kolon Life Science, Inc.	1,700	262,829
Komipharm International Co., Ltd. *	13,500	366,783
Kwang Dong Pharmaceutical Co., Ltd. *	12,500	111,183
LG Life Sciences Ltd. *	4,550	224,060
Medy-Tox, Inc.	1,600	576,373
Naturalendo Tech Co., Ltd. *	5,386	80,352
Pharmicell Co., Ltd. *	18,684	80,223
Samsung Pharmaceutical Co., Ltd. *	9,273	51,663
Seegene, Inc. *	6,000	164,470
ViroMed Co., Ltd. *	4,779	551,824
		6,097,780
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	63,994	191,201
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,206	182,650
GS Home Shopping, Inc.	1,222	181,813
Hyundai Home Shopping Network Corp.	2,269	233,010
Interpark Holdings Corp.	17,914	135,727
LOTTE Himart Co., Ltd. *	4,500	193,944
NS Shopping Co., Ltd. *	751	118,416
Seobu T&D *	7,384	117,026
		1,162,586
Semiconductors & Semiconductor Equipment 0.3%
Dongbu HiTek Co., Ltd. *	13,653	167,806
Eo Technics Co., Ltd. *	3,490	354,164
GemVax & Kael Co., Ltd. *	12,326	182,393
Hansol Technics Co., Ltd. *	6,471	98,109
Koh Young Technology, Inc.	6,428	188,937
LEENO Industrial, Inc.	3,922	120,987
Seoul Semiconductor Co., Ltd.	14,380	164,532
Silicon Works Co., Ltd.	3,914	91,781
Wonik IPS Co., Ltd. *	20,482	219,444
		1,588,153
Software & Services 0.2%
Com2uSCorp *	4,800	478,176
Daou Technology, Inc.	9,600	168,836
DuzonBizon Co., Ltd.	10,321	187,359
Gamevil, Inc. *	1,824	130,675
GOLFZON Co., Ltd.	1,200	69,475
Hancom, Inc. *	8,000	140,050
Security	Number of Shares	Value ($)
Posco ICT Co., Ltd. *	22,300	83,127
Webzen, Inc. *	6,000	103,097
WeMade Entertainment Co., Ltd. *	5,056	141,660
		1,502,455
Technology Hardware & Equipment 0.2%
Daeduck Electronics Co. *	20,000	132,449
Green Cross Cell Corp. *	3,000	100,429
Humax Co., Ltd.	8,338	89,333
KH Vatec Co., Ltd.	6,981	97,938
KONA I Co., Ltd.	5,368	87,029
LG Innotek Co., Ltd.	8,000	564,082
Partron Co., Ltd.	15,000	141,304
SFA Engineering Corp.	4,581	235,958
Sindoh Co., Ltd.	1,859	76,813
		1,525,335
Transportation 0.1%
Asiana Airlines, Inc. *	38,700	139,254
Hanjin Kal Corp.	9,947	118,235
Hanjin Transportation Co., Ltd.	4,586	178,367
Pan Ocean Co., Ltd. *	72,531	198,233
		634,089
Utilities 0.0%
E1 Corp.	2,000	90,887
Samchully Co., Ltd. *	1,000	78,515
		169,402
		32,628,383
Singapore 1.7%
Capital Goods 0.1%
Sarine Technologies Ltd.	120,972	121,699
United Engineers Ltd.	187,327	269,027
		390,726
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(e)	884,000	—
Consumer Services 0.1%
Accordia Golf Trust	332,545	137,127
Genting Hong Kong Ltd.	822,311	259,028
GL Ltd.	331,639	198,057
OUE Ltd.	111,990	129,383
		723,595
Diversified Financials 0.0%
ARA Asset Management Ltd.	173,446	130,095
Energy 0.0%
Ezion Holdings Ltd.	566,153	201,256
Food, Beverage & Tobacco 0.1%
First Resources Ltd.	265,391	359,440
Health Care Equipment & Services 0.2%
Biosensors International Group Ltd. *	555,130	323,633
Raffles Medical Group Ltd.	122,990	382,117
Religare Health Trust	277,565	182,537
		888,287
Materials 0.0%
Midas Holdings Ltd.	555,130	104,589
Media 0.0%
Asian Pay Television Trust	603,725	253,242

See financial notes    35

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 1.0%
Ascendas India Trust	277,565	173,657
Ascott Residence Trust	330,357	265,404
Cache Logistics Trust	365,391	219,513
Cambridge Industrial Trust	534,297	199,428
CapitaLand Retail China Trust	208,637	211,374
CDL Hospitality Trusts	296,668	269,976
Far East Hospitality Trust	369,510	166,819
First Real Estate Investment Trust	208,637	172,807
Frasers Centrepoint Trust	252,038	355,690
Frasers Commercial Trust	251,488	219,921
Keppel DC REIT	221,689	166,281
Keppel REIT	747,125	499,305
Lippo Malls Indonesia Retail Trust	832,773	186,501
Mapletree Commercial Trust	595,236	596,696
Mapletree Greater China Commercial Trust	796,352	515,218
Mapletree Industrial Trust	497,081	546,010
Mapletree Logistics Trust	588,205	407,735
OUE Hospitality Trust	303,620	161,896
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	277,565	123,336
Soilbuild Business Space REIT	357,836	180,629
SPH REIT	304,293	204,441
Starhill Global REIT	832,773	441,091
		6,283,728
Software & Services 0.0%
Silverlake Axis Ltd.	322,680	136,500
Transportation 0.1%
SATS Ltd.	299,860	837,830
Utilities 0.1%
China Everbright Water Ltd. *	185,567	62,667
Keppel Infrastructure Trust	1,103,831	364,922
SIIC Environment Holdings Ltd. *	383,194	190,705
		618,294
		10,927,582
Spain 2.3%
Automobiles & Components 0.0%
Cie Automotive S.A.	16,829	253,438
Banks 0.0%
Liberbank S.A. *	85,530	98,509
Capital Goods 0.5%
Construcciones y Auxiliar de Ferrocarriles S.A.	1,215	340,865
Fomento de Construcciones y Contratas S.A. *(b)	55,128	389,346
Gamesa Corp. Tecnologica S.A.	90,025	1,706,901
Obrascon Huarte Lain S.A.	54,360	315,170
Sacyr S.A.	85,011	150,838
		2,903,120
Commercial & Professional Services 0.1%
Applus Services S.A.	41,728	317,377
Prosegur Cia de Seguridad S.A.	88,565	441,697
		759,074
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Melia Hotels International S.A.	30,432	324,873
NH Hotel Group S.A. *	85,624	383,303
		708,176
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A. (b)	28,716	904,840
Energy 0.1%
Tecnicas Reunidas S.A. (b)	12,932	351,844
Food, Beverage & Tobacco 0.3%
Ebro Foods S.A.	40,000	819,693
Viscofan S.A.	19,965	1,193,331
		2,013,024
Insurance 0.1%
Grupo Catalana Occidente S.A.	18,626	540,964
Materials 0.0%
Ence Energia y Celulosa S.A.	78,343	246,007
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	31,920	332,607
Promotora de Informaciones S.A., Class A *(b)	22,145	125,842
		458,449
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	24,893	421,671
Faes Farma S.A.	117,193	339,987
Pharma Mar S.A. *	94,638	232,393
		994,051
Real Estate 0.3%
Hispania Activos Inmobiliarios S.A. *	30,963	388,743
Inmobiliaria Colonial S.A. *	739,658	482,206
Merlin Properties Socimi S.A.	131,036	1,374,082
		2,245,031
Software & Services 0.1%
Indra Sistemas S.A. *(b)	49,208	451,422
Telecommunication Services 0.2%
Cellnex Telecom SAU (d)	56,848	912,316
Euskaltel S.A. *(d)	34,687	380,284
Let's GOWEX S.A. *(a)(e)	5,361	—
		1,292,600
Transportation 0.1%
Cia de Distribucion Integral Logista Holdings S.A.	16,056	347,168
		14,567,717
Sweden 4.5%
Banks 0.0%
Collector AB *	8,099	123,292
Capital Goods 0.8%
Concentric AB	16,127	170,867
Haldex AB	14,687	108,157
Indutrade AB	13,499	750,791
Lindab International AB	34,492	259,828
NCC AB, B Shares	38,076	1,282,958
Nibe Industrier AB, B Shares	20,714	647,546
Peab AB	88,010	768,521

36    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Saab AB, Class B	13,853	443,062
Sweco AB, B Shares	26,038	388,953
		4,820,683
Commercial & Professional Services 0.3%
AF AB, B Shares	23,382	379,087
Intrum Justitia AB	15,925	487,082
Loomis AB, B Shares	27,878	896,495
		1,762,664
Consumer Durables & Apparel 0.1%
JM AB	20,502	486,478
Nobia AB	24,006	229,889
Thule Group AB (d)	22,477	277,400
		993,767
Consumer Services 0.2%
Betsson AB *	51,243	735,631
Pandox AB *	16,204	265,071
Rezidor Hotel Group AB	53,704	218,845
		1,219,547
Diversified Financials 0.3%
Avanza Bank Holding AB	14,318	555,956
Investment AB Oresund	10,096	257,428
L E Lundbergfortagen AB, B Shares	10,645	536,656
Ratos AB, B Shares	86,618	465,417
		1,815,457
Food & Staples Retailing 0.2%
Axfood AB	42,475	712,128
ICA Gruppen AB (b)	29,999	892,052
		1,604,180
Food, Beverage & Tobacco 0.1%
AAK AB	11,434	780,114
Health Care Equipment & Services 0.3%
Elekta AB, B Shares	144,604	1,278,706
Lifco AB, B Shares	16,562	420,948
		1,699,654
Materials 0.5%
BillerudKorsnas AB	70,287	1,108,042
Hexpol AB	106,874	1,075,098
Holmen AB, B Shares	12,717	371,638
SSAB AB, A Shares *(b)	87,860	238,347
SSAB AB, B Shares *(b)	82,931	192,533
		2,985,658
Media 0.1%
Modern Times Group MTG AB, B Shares	22,194	600,271
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Swedish Orphan Biovitrum AB *	63,528	768,499
Real Estate 1.0%
Atrium Ljungberg AB, B Shares	13,403	207,547
Castellum AB	70,394	1,063,012
Fabege AB	56,016	867,413
Fastighets AB Balder, B Shares *	40,938	945,174
Hemfosa Fastigheter AB	36,485	403,553
Hufvudstaden AB, A Shares	61,184	892,589
Kungsleden AB	72,117	482,801
Wallenstam AB, B Shares	106,975	822,655
Wihlborgs Fastigheter AB	36,396	716,995
		6,401,739
Security	Number of Shares	Value ($)
Retailing 0.0%
Mekonomen AB	9,231	197,756
Software & Services 0.1%
NetEnt AB *	11,486	669,991
Technology Hardware & Equipment 0.2%
Axis Communications AB	6,291	249,035
Fingerprint Cards AB, B Shares *(b)	20,999	1,148,859
		1,397,894
Telecommunication Services 0.1%
Com Hem Holding AB	50,191	438,278
Transportation 0.1%
SAS AB *(b)	137,106	370,345
		28,649,789
Switzerland 3.6%
Automobiles & Components 0.1%
Autoneum Holding AG *	2,164	468,215
Banks 0.2%
St. Galler Kantonalbank AG - Reg'd	825	321,800
Valiant Holding AG - Reg'd	6,218	631,789
		953,589
Capital Goods 1.0%
AFG Arbonia-Forster Holding AG - Reg'd *	12,586	127,629
Belimo Holding AG - Reg'd	150	384,036
Bucher Industries AG - Reg'd	2,733	607,791
Burckhardt Compression Holding AG	1,313	412,290
Conzzeta AG - Reg'd	320	201,446
Daetwyler Holding AG	2,439	315,895
Georg Fischer AG - Reg'd	1,699	1,162,518
Huber & Suhner AG - Reg'd	6,075	285,757
Implenia AG - Reg'd	4,834	263,055
OC Oerlikon Corp. AG - Reg'd *	83,052	817,178
Rieter Holding AG - Reg'd *	1,924	376,687
Schweiter Technologies AG	546	461,304
SFS Group AG *	5,258	353,701
Zehnder Group AG - Reg'd	4,375	168,455
		5,937,742
Commercial & Professional Services 0.2%
dorma+kaba Holding AG, B Shares - Reg'd	1,374	828,400
Gategroup Holding AG *	8,402	307,905
		1,136,305
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	599	624,259
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd *	1,238	453,685
Diversified Financials 0.3%
Cembra Money Bank AG *	12,057	785,642
EFG International AG *	29,570	181,992
Leonteq AG *(b)	3,856	367,791
Vontobel Holding AG - Reg'd	7,050	307,907
VZ Holding AG	1,005	265,629
		1,908,961

See financial notes    37

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Bell AG - Reg'd	20	77,470
Emmi AG - Reg'd *	1,200	578,916
		656,386
Health Care Equipment & Services 0.2%
Straumann Holding AG - Reg'd	2,986	972,848
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	222,422	120,590
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg'd *	1,021	72,782
Cosmo Pharmaceuticals S.A. *	2,012	316,142
Siegfried Holding AG - Reg'd *	484	87,324
Tecan Group AG - Reg'd	5,612	871,100
		1,347,348
Real Estate 0.2%
Allreal Holding AG - Reg'd *	4,608	615,788
Mobimo Holding AG - Reg'd *	3,101	687,139
		1,302,927
Retailing 0.0%
Valora Holding AG - Reg'd *	1,112	232,225
Semiconductors & Semiconductor Equipment 0.2%
ams AG	23,349	705,627
Meyer Burger Technology AG *(b)	37,196	191,582
U-Blox AG *	2,011	397,758
		1,294,967
Software & Services 0.1%
Temenos Group AG - Reg'd *	17,739	875,373
Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg'd	16,179	272,087
Kudelski S.A.	15,132	219,535
Logitech International S.A. - Reg'd	62,102	966,447
		1,458,069
Telecommunication Services 0.1%
Sunrise Communications Group AG *(d)	12,123	720,564
Transportation 0.3%
Flughafen Zuerich AG - Reg'd	1,469	1,171,808
Panalpina Welttransport Holding AG - Reg'd	5,822	528,422
		1,700,230
Utilities 0.0%
BKW AG	6,500	253,865
		22,418,148
United Kingdom 18.1%
Banks 0.3%
Aldermore Group plc *	53,198	148,570
BGEO Group plc	11,480	318,371
OneSavings Bank plc	33,243	126,798
Shawbrook Group plc *(d)	24,727	96,349
The Paragon Group of Cos. plc	110,702	485,810
Virgin Money Holdings UK plc	89,651	416,042
		1,591,940
Capital Goods 1.9%
Balfour Beatty plc *	273,957	959,811
Bodycote plc	79,362	634,285
Security	Number of Shares	Value ($)
Carillion plc (b)	179,729	689,294
Chemring Group plc	74,552	129,870
Diploma plc	40,978	408,315
Fenner plc	83,943	155,295
Galliford Try plc	32,901	674,924
Grafton Group plc	87,498	811,492
Interserve plc	61,594	373,564
John Laing Group plc (d)	114,457	327,468
Keller Group plc	29,250	338,127
Kier Group plc	31,660	586,373
Morgan Advanced Materials plc	143,666	424,452
QinetiQ Group plc	276,293	897,148
Rotork plc	385,195	856,208
Senior plc	177,252	513,798
SIG plc	235,593	457,353
Speedy Hire plc	215,620	102,166
Spirax-Sarco Engineering plc	32,529	1,425,705
Ultra Electronics Holdings plc	30,993	774,430
Vesuvius plc	120,497	503,774
		12,043,852
Commercial & Professional Services 1.3%
AA plc	233,205	924,609
Berendsen plc	70,903	1,147,189
Cape plc	41,998	124,080
De La Rue plc	45,006	263,896
Hays plc	557,486	892,673
HomeServe plc	114,296	645,574
Michael Page International plc	137,813	710,224
Mitie Group plc	156,127	608,132
Regus plc	278,754	1,124,625
RPS Group plc	104,203	251,226
Serco Group plc *	479,908	625,328
Shanks Group plc	205,234	223,806
WS Atkins plc	40,516	723,857
		8,265,219
Consumer Durables & Apparel 0.7%
Bellway plc	47,843	1,712,188
Bovis Homes Group plc	62,823	838,293
Crest Nicholson Holdings plc	97,201	760,604
Redrow plc	83,774	506,217
Ted Baker plc	9,115	377,904
		4,195,206
Consumer Services 2.2%
888 Holdings plc	55,516	137,327
Dignity plc	22,597	791,373
Domino's Pizza Group plc	61,136	892,035
Enterprise Inns plc *	221,543	268,760
Greene King plc	127,151	1,605,411
GVC Holdings plc	110,000	749,617
J.D. Wetherspoon plc	36,385	364,831
Ladbrokes plc	418,098	799,994
Marston's plc	247,363	546,734
Mitchells & Butlers plc	105,910	413,122
Paddy Power Betfair plc	33,793	5,086,144
SSP Group plc	199,450	795,781
The Restaurant Group plc	82,349	622,581
Thomas Cook Group plc *	621,579	906,079
		13,979,789

38    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 1.6%
Allied Minds plc *	39,202	165,043
Brewin Dolphin Holdings plc	106,590	385,471
Close Brothers Group plc	60,262	1,112,750
Henderson Group plc	423,610	1,388,486
IG Group Holdings plc	143,676	1,523,727
Intermediate Capital Group plc	128,250	1,033,055
International Personal Finance plc	110,544	412,711
Jupiter Fund Management plc	158,705	885,127
Kennedy Wilson Europe Real Estate plc	43,663	684,549
Man Group plc	662,035	1,424,513
SVG Capital plc *	89,000	599,067
Tullett Prebon plc	114,942	557,437
		10,171,936
Energy 0.3%
Cairn Energy plc *	254,605	581,546
EnQuest plc *	330,270	64,437
Genel Energy plc *	62,757	64,719
Hunting plc	60,865	298,360
Lamprell plc *	110,979	151,567
Ophir Energy plc *	281,369	304,870
Premier Oil plc *	229,195	126,964
Soco International plc	94,167	216,859
Stobart Group Ltd.	144,132	210,906
		2,020,228
Food & Staples Retailing 0.3%
Booker Group plc	651,865	1,510,734
Greggs plc	39,787	573,878
		2,084,612
Food, Beverage & Tobacco 0.4%
Britvic plc	105,933	1,023,064
Dairy Crest Group plc	50,645	412,886
Devro plc	82,783	357,636
Greencore Group plc	151,938	805,462
Premier Foods plc *	263,614	111,130
		2,710,178
Health Care Equipment & Services 0.6%
Mediclinic International plc	155,000	1,919,231
NMC Health plc	26,917	331,977
Spire Healthcare Group plc (d)	108,901	524,802
UDG Healthcare plc	96,227	750,971
		3,526,981
Insurance 1.1%
Beazley plc	230,272	1,153,019
Chesnara plc	35,836	163,807
esure Group plc	108,508	375,925
Hiscox Ltd.	120,000	1,627,167
Jardine Lloyd Thompson Group plc	51,123	567,466
Just Retirement Group plc	101,574	184,020
Lancashire Holdings Ltd.	90,098	741,435
Phoenix Group Holdings	93,860	1,109,212
Saga plc	313,360	830,601
		6,752,652
Materials 1.0%
Acacia Mining plc	60,576	209,527
Centamin plc	477,340	615,995
Elementis plc	210,533	684,499
Essentra plc	113,571	1,320,784
Security	Number of Shares	Value ($)
Evraz plc *	199,525	190,331
Hochschild Mining plc *	79,145	77,208
KAZ Minerals plc *(b)	117,673	248,443
Petra Diamonds Ltd.	213,540	278,990
RPC Group plc	124,172	1,278,811
Synthomer plc	112,893	473,399
Vedanta Resources plc (b)	46,442	178,696
Victrex plc	36,868	797,406
		6,354,089
Media 0.5%
Cineworld Group plc	81,216	594,209
Entertainment One Ltd.	183,609	404,542
ITE Group plc	128,916	237,148
UBM plc	184,638	1,519,424
		2,755,323
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
BTG plc *	160,478	1,396,645
Dechra Pharmaceuticals plc	43,893	699,777
Genus plc	26,744	533,340
Indivior plc	245,816	577,229
Vectura Group plc *	176,355	399,373
		3,606,364
Real Estate 1.4%
Big Yellow Group plc	66,873	683,580
Countrywide plc	71,157	353,025
Foxtons Group plc	115,061	252,951
Grainger plc	215,205	649,604
Great Portland Estates plc	134,930	1,312,508
Hansteen Holdings plc	271,369	406,922
Helical Bar plc	50,000	264,261
Londonmetric Property plc	300,000	656,804
Redefine International plc	358,039	212,010
Savills plc	62,809	575,076
Shaftesbury plc	116,627	1,395,332
ST Modwen Properties plc	58,186	264,996
The Unite Group plc	100,582	856,445
Tritax Big Box REIT plc	294,327	537,328
U & I Group plc	46,321	130,720
Workspace Group plc	46,551	470,008
		9,021,570
Retailing 1.0%
AO World plc *	68,114	146,183
Card Factory plc	83,250	388,078
Debenhams plc	516,477	575,810
Dunelm Group plc	43,893	608,635
Halfords Group plc	83,787	465,077
Home Retail Group plc	373,145	917,826
Mothercare plc *	41,003	112,855
N Brown Group plc	64,700	300,162
Ocado Group plc *(b)	173,146	627,370
Pets at Home Group plc	122,648	454,653
Poundland Group plc	70,308	176,366
SuperGroup plc	16,626	306,539
WH Smith plc	47,019	1,184,049
		6,263,603
Semiconductors & Semiconductor Equipment 0.0%
Imagination Technologies Group plc *	81,032	193,951

See financial notes    39

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 1.0%
AVEVA Group plc	26,032	553,243
Computacenter plc	25,729	295,094
Fidessa Group plc	16,236	517,694
Just Eat plc *	175,714	944,483
Micro Focus International plc	76,290	1,568,187
Moneysupermarket.com Group plc	172,674	813,839
Playtech plc	75,439	890,466
Sophos Group plc (d)	101,293	297,852
Xchanging plc (b)	92,415	244,378
Zoopla Property Group plc (b)(d)	94,325	302,338
		6,427,574
Technology Hardware & Equipment 0.9%
Electrocomponents plc	201,120	664,546
Halma plc	161,225	1,994,063
Laird plc	112,475	528,231
Oxford Instruments plc	24,285	235,721
Premier Farnell plc	153,156	250,790
Renishaw plc	15,467	376,994
Spectris plc	45,769	1,152,571
Spirent Communications plc	286,395	337,256
Xaar plc	33,759	221,589
		5,761,761
Telecommunication Services 0.2%
Cable & Wireless Communications plc	1,085,746	1,146,926
KCOM Group plc	220,536	333,463
		1,480,389
Transportation 0.7%
BBA Aviation plc	417,529	1,128,243
Firstgroup plc *	492,282	632,876
Go-Ahead Group plc	16,344	587,646
National Express Group plc	183,671	842,121
Northgate plc	45,120	254,724
Stagecoach Group plc	190,647	720,274
Wizz Air Holdings plc *(d)	14,183	361,510
		4,527,394
Utilities 0.1%
Drax Group plc (b)	151,938	492,933
Telecom Plus plc (b)	24,048	284,863
		777,796
		114,512,407
Total Common Stock
(Cost $656,636,655)		624,810,081

Preferred Stock 0.3% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	7,090	538,716
Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	2,940	197,353
Sartorius AG	3,430	884,386
		1,081,739
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	8,297	112,238
Security	Number of Shares	Value ($)
Transportation 0.0%
Sixt SE	4,188	153,010
		1,885,703
Sweden 0.0%
Real Estate 0.0%
Klovern AB	8,648	284,544
Total Preferred Stock
(Cost $1,972,980)		2,170,247

Rights 0.0% of net assets
Spain 0.0%
Fomento de Constructiones y Contratas S.A. *(e)	55,121	13,612
Total Rights
(Cost $—)		13,612

Other Investment Companies 4.4% of net assets
Switzerland 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg'd *	4,852	1,128,236
United Kingdom 0.1%
Real Estate 0.1%
F&C Commercial Property Trust Ltd.	266,590	484,091
UK Commercial Property Trust Ltd.	197,357	215,766
		699,857
United States 4.1%
Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF (b)	15,000	690,450
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	300,785	300,785
Securities Lending Collateral 3.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)	24,642,718	24,642,718
		25,633,953
Total Other Investment Companies
(Cost $27,268,534)		27,462,046

End of Investments

40    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

At 02/29/16, the tax basis cost of the fund's investments was $686,346,742 and the unrealized appreciation and depreciation were $65,367,135 and ($97,257,891), respectively, with a net unrealized depreciation of ($31,890,756).
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $94,212 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $23,581,911.
(c)	The rate shown is the 7-day yield.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,719,812 or 1.5% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVA —	Dutch Certificate
ETF —	Exchange-traded fund
Reg'd —	Registered
REIC —	Real Estate Investment Company
REIT —	Real Estate Investment Trust
See financial notes    41

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.8%	Common Stock	1,689,219,473	1,396,071,984
1.9%	Preferred Stock	53,667,422	26,519,021
0.0%	Rights	—	5,769
0.6%	Other Investment Companies	8,504,021	8,504,021
100.3%	Total Investments	1,751,390,916	1,431,100,795
(0.3%)	Other Assets and Liabilities, Net		(3,805,847)
100.0%	Net Assets		1,427,294,948

Security	Number of Shares	Value ($)
Common Stock 97.8% of net assets
Brazil 5.5%
Banks 0.9%
Banco Bradesco S.A.	324,739	1,898,996
Banco do Brasil S.A.	470,358	1,600,444
Itau Unibanco Holding S.A. ADR	1,549,505	9,761,882
		13,261,322
Capital Goods 0.3%
Embraer S.A.	400,812	3,041,872
WEG S.A.	279,485	926,396
		3,968,268
Consumer Services 0.2%
Estacio Participacoes S.A.	140,818	451,546
Kroton Educacional S.A.	781,981	1,959,227
		2,410,773
Diversified Financials 0.3%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	880,414	2,570,907
CETIP S.A. - Mercados Organizados	117,397	1,118,123
Grupo BTG Pactual	155,662	774,535
		4,463,565
Energy 0.5%
Cosan S.A. Industria e Comercio	53,795	361,626
Petroleo Brasileiro S.A. *	1,941,145	3,585,408
Ultrapar Participacoes S.A. ADR	200,075	3,119,169
		7,066,203
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	129,075	1,492,408
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.2%
Ambev S.A. ADR	2,367,310	10,274,124
BRF S.A. ADR	441,185	5,633,933
JBS S.A.	416,340	1,192,742
M Dias Branco S.A.	32,707	521,431
		17,622,230
Health Care Equipment & Services 0.0%
Qualicorp S.A.	99,584	322,329
Household & Personal Products 0.1%
Hypermarcas S.A. *	213,954	1,354,922
Natura Cosmeticos S.A.	84,193	562,373
		1,917,295
Insurance 0.2%
BB Seguridade Participacoes S.A.	324,646	1,967,799
Porto Seguro S.A.	62,240	369,595
Sul America S.A.	125,855	507,620
		2,845,014
Materials 0.6%
Companhia Siderurgica Nacional S.A.	389,089	508,447
Duratex S.A.	224,339	342,769
Fibria Celulose S.A. ADR (a)	117,100	1,267,022
Klabin S.A.	293,090	1,583,554
Usinas Siderurgicas de Minas Gerais S.A.	65,061	56,571
Vale S.A.	702,261	2,084,211
Vale S.A. ADR	1,049,008	2,255,367
		8,097,941
Real Estate 0.1%
BR Malls Participacoes S.A.	242,816	821,326
Multiplan Empreendimentos Imobiliarios S.A.	38,900	459,551
		1,280,877
Retailing 0.1%
B2W Cia Digital *	57,866	167,957
Lojas Americanas S.A.	86,597	261,360
Lojas Renner S.A.	330,935	1,496,954
		1,926,271
Software & Services 0.3%
Cielo S.A.	457,874	3,568,133
TOTVS S.A.	68,676	543,637
		4,111,770
Telecommunication Services 0.1%
Tim Participacoes S.A.	433,586	757,275
Transportation 0.1%
CCR S.A.	506,614	1,607,955
Localiza Rent a Car S.A.	83,102	480,113
		2,088,068
Utilities 0.4%
Companhia de Saneamento Basico do Estado de Sao Paulo	186,720	1,060,925
CPFL Energia S.A. ADR *	104,337	876,431
EDP - Energias do Brasil S.A.	107,590	344,186
Equatorial Energia S.A.	146,998	1,414,458

42    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tractebel Energia S.A.	109,536	971,684
Transmissora Alianca de Energia Eletrica S.A.	77,800	368,735
		5,036,419
		78,668,028
Chile 1.5%
Banks 0.3%
Banco de Chile ADR (a)	20,366	1,239,475
Banco de Credito e Inversiones	16,085	647,312
Banco Santander Chile ADR	85,185	1,464,330
Corpbanca S.A.	115,004,837	947,050
		4,298,167
Energy 0.1%
Empresas COPEC S.A.	205,755	1,740,086
Food & Staples Retailing 0.1%
Cencosud S.A.	662,078	1,444,309
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	87,160	857,789
Materials 0.2%
Empresas CMPC S.A.	640,410	1,472,708
Sociedad Quimica y Minera de Chile S.A. ADR	54,460	963,398
		2,436,106
Retailing 0.1%
S.A.C.I. Falabella	244,300	1,586,957
Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	52,126	444,577
Transportation 0.1%
Latam Airlines Group S.A. ADR *(a)	168,954	964,727
Utilities 0.5%
AES Gener S.A.	609,620	274,300
Aguas Andinas S.A., A Shares	731,600	381,241
Colbun S.A.	4,136,221	1,074,578
Empresa Nacional de Electricidad S.A. ADR	67,894	2,696,071
Enersis Americas S.A. ADR	223,677	2,827,277
		7,253,467
		21,026,185
China 26.0%
Automobiles & Components 0.7%
BAIC Motor Corp., Ltd. (b)	739,149	526,595
Brilliance China Automotive Holdings Ltd.	1,619,236	1,320,185
Byd Co., Ltd., H Shares *(a)	382,215	1,897,275
Chongqing Changan Automobile Co., Ltd., B Shares	540,200	951,723
Dongfeng Motor Group Co., Ltd., H Shares	1,668,920	1,946,607
Geely Automobile Holdings Ltd.	2,854,355	1,057,148
Great Wall Motor Co., Ltd., H Shares	1,821,923	1,309,716
Security	Number of Shares	Value ($)
Guangzhou Automobile Group Co., Ltd., H Shares	1,558,550	1,346,869
Weifu High-Technology Group Co., Ltd., B Shares	154,100	281,600
		10,637,718
Banks 5.7%
Agricultural Bank of China Ltd., H Shares	14,004,000	4,610,281
Bank of China Ltd., H Shares	39,239,753	14,684,347
Bank of Communications Co., Ltd., H Shares	4,562,694	2,605,192
China CITIC Bank Corp., Ltd., H Shares *	4,324,408	2,385,719
China Construction Bank Corp., H Shares	47,574,180	27,836,721
China Everbright Bank Co., Ltd., H Shares	1,731,343	687,982
China Merchants Bank Co., Ltd., H Shares	2,390,424	4,475,810
China Minsheng Banking Corp., Ltd., H Shares	3,543,376	2,907,189
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,586,372	742,577
Huishang Bank Corp., Ltd., H Shares	1,144,120	501,720
Industrial & Commercial Bank of China Ltd., H Shares	37,610,896	18,572,924
Shengjing Bank Co., Ltd., H Shares (a)(b)	864,420	1,400,654
		81,411,116
Capital Goods 1.7%
AviChina Industry & Technology Co., Ltd., H Shares	1,346,067	919,172
Beijing Enterprises Holdings Ltd.	306,208	1,423,509
China Communications Construction Co., Ltd., H Shares	2,557,342	2,302,090
China Conch Venture Holdings Ltd.	670,680	1,048,780
China International Marine Containers Group Co., Ltd., H Shares	381,101	545,960
China Railway Construction Corp., Ltd., H Shares	1,154,764	1,094,450
China Railway Group Ltd., H Shares	2,012,320	1,270,615
China State Construction International Holdings Ltd.	968,224	1,486,673
CIMC Enric Holdings Ltd.	638,749	336,782
CITIC Ltd.	3,386,105	4,607,034
CRRC Corp., Ltd., H Shares	2,240,733	2,045,897
CSSC Offshore & Marine Engineering Group Co., Ltd., H Shares *	121,840	166,399
Fosun International Ltd.	1,167,000	1,500,743
Haitian International Holdings Ltd.	290,408	387,651
Shanghai Electric Group Co., Ltd., H Shares	1,421,298	608,646
Shanghai Industrial Holdings Ltd.	348,027	749,210
Shanghai Mechanical & Electrical Industry Co., Ltd., B shares	112,800	255,154

See financial notes    43

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sinopec Engineering Group Co., Ltd., H shares	778,000	562,278
Weichai Power Co., Ltd., H Shares	635,705	579,612
Zhuzhou CSR Times Electric Co., Ltd., H Shares	291,360	1,425,673
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	1,301,908	358,286
		23,674,614
Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,562,518	1,661,751
Consumer Durables & Apparel 0.4%
ANTA Sports Products Ltd.	466,908	1,055,567
Belle International Holdings Ltd.	3,420,712	2,225,883
Haier Electronics Group Co., Ltd.	892,717	1,333,998
Shanghai Haixin Group Co., B Shares	570,500	392,504
Shenzhou International Group Holdings Ltd.	292,132	1,495,194
		6,503,146
Diversified Financials 0.8%
China Cinda Asset Management Co., Ltd., H Shares	4,214,929	1,262,937
China Everbright Ltd.	426,088	785,749
China Galaxy Securities Co., Ltd., H Shares	1,994,896	1,403,276
China Huarong Asset Management Co., Ltd. *(a)(b)	1,137,334	413,914
CITIC Securities Co., Ltd., H Shares	1,113,836	2,142,832
Far East Horizon Ltd.	1,404,327	1,038,416
GF Securities Co., Ltd. *	645,595	1,190,542
Haitong Securities Co., Ltd., H Shares	1,649,625	2,401,414
Huatai Securities Co., Ltd., H Shares *(b)	510,864	961,793
		11,600,873
Energy 2.1%
China Coal Energy Co., Ltd., H Shares (a)	1,521,623	508,763
China Oilfield Services Ltd., H Shares	1,052,192	773,974
China Petroleum & Chemical Corp., H Shares	13,573,511	7,558,149
China Shenhua Energy Co., Ltd., H Shares	1,862,624	2,615,671
CNOOC Ltd.	8,532,612	8,734,347
Inner Mongolia Yitai Coal Co., Ltd., B Shares	661,300	480,104
Kunlun Energy Co., Ltd.	1,556,000	1,112,551
PetroChina Co., Ltd., H Shares	11,330,944	7,271,132
Sinopec Oilfield Service Corp., H Shares *	968,160	206,676
Yanzhou Coal Mining Co., Ltd., H Shares (a)	1,203,274	513,734
		29,775,101
Food & Staples Retailing 0.1%
China Resources Beer Holdings Co., Ltd.	665,018	1,077,555
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Anhui Gujing Distillery Co., Ltd., B Shares	99,200	292,134
China Agri-Industries Holdings Ltd. *	1,559,184	431,093
China Huishan Dairy Holdings Co., Ltd. (a)	2,559,635	961,161
China Yurun Food Group Ltd. *(a)	778,000	117,058
Tsingtao Brewery Co., Ltd., H Shares	235,392	850,616
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	111,500	320,184
		2,972,246
Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	1,090,992	701,499
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	389,000	700,347
Sinopharm Group Co., Ltd., H Shares	525,005	1,917,419
		3,319,265
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	389,000	3,079,024
Insurance 2.2%
China Life Insurance Co., Ltd., H Shares	3,886,212	8,455,946
China Pacific Insurance (Group) Co., Ltd., H Shares	1,387,272	4,486,782
China Taiping Insurance Holdings Co., Ltd. *	802,792	1,548,566
New China Life Insurance Co., Ltd., H Shares	430,854	1,246,660
PICC Property & Casualty Co., Ltd., H Shares	1,798,014	2,714,542
Ping An Insurance Group Co. of China Ltd., H Shares	2,657,153	11,242,110
The People's Insurance Co. Group of China Ltd., H Shares	3,449,177	1,246,399
		30,941,005
Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *(a)	2,107,864	721,040
Anhui Conch Cement Co., Ltd., H Shares	769,744	1,528,372
BBMG Corp., H Shares	902,329	505,926
China BlueChemical Ltd., H Shares	2,139,500	473,234
China Molybdenum Co., Ltd., H Shares	1,539,980	245,568
China National Building Material Co., Ltd., H Shares	1,813,976	802,464
China Resources Cement Holdings Ltd.	1,556,000	386,191
China Zhongwang Holdings Ltd. (a)	1,055,440	469,618
Jiangxi Copper Co., Ltd., H Shares	782,776	816,383
Lee & Man Paper Manufacturing Ltd.	1,105,100	643,776
Nine Dragons Paper Holdings Ltd.	778,000	519,257

44    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sinopec Shanghai Petrochemical Co., Ltd., H Shares *	1,015,325	430,878
Zhaojin Mining Industry Co., Ltd., H Shares	859,876	675,635
Zijin Mining Group Co., Ltd., H Shares	4,231,022	1,267,759
		9,486,101
Media 0.1%
Alibaba Pictures Group Ltd. *(a)	7,281,548	1,507,596
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
3SBio, Inc. *(b)	268,975	326,181
China Medical System Holdings Ltd. (e)	550,964	701,445
China Traditional Chinese Medicine Co., Ltd. *	972,293	531,400
CSPC Pharmaceutical Group Ltd.	2,393,173	1,905,023
Luye Pharma Group Ltd. *	693,502	557,395
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	198,983	461,112
Sino Biopharmaceutical Ltd.	2,514,310	1,839,782
		6,322,338
Real Estate 1.7%
China Jinmao Holdings Group Ltd.	2,582,545	644,295
China Merchants Shekou Industrial Zone Co., Ltd. *(c)	210,646	448,184
China Overseas Land & Investment Ltd.	2,049,320	6,087,754
China Overseas Property Holdings Ltd. *	668,914	73,978
China Resources Land Ltd.	1,397,736	3,336,096
China Vanke Co., Ltd., H Shares	809,924	1,824,793
Country Garden Holdings Co., Ltd.	3,697,911	1,345,793
Dalian Wanda Commercial Properties Co., Ltd., H Shares (b)	329,902	1,353,353
Evergrande Real Estate Group Ltd. (a)	2,501,423	1,634,129
Greentown China Holdings Ltd. *	778,000	622,308
Guangzhou R&F Properties Co., Ltd., H Shares	691,248	816,041
Longfor Properties Co., Ltd.	778,000	955,473
Renhe Commercial Holdings Co., Ltd. *	10,892,000	441,218
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., B Shares	269,900	426,442
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares (c)(e)	313,200	1,044,835
Shimao Property Holdings Ltd.	778,000	1,006,498
Sino-Ocean Land Holdings Ltd.	2,409,943	1,053,710
SOHO China Ltd.	656,028	294,431
Sunac China Holdings Ltd.	994,361	639,366
Yuexiu Property Co., Ltd.	5,755,705	806,790
		24,855,487
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	8,558,000	1,133,561
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
GCL-Poly Energy Holdings Ltd.	6,754,490	981,536
Software & Services 3.7%
Kingsoft Corp., Ltd.	446,904	883,906
Tencent Holdings Ltd.	2,773,754	50,615,754
TravelSky Technology Ltd., H Shares	650,115	979,835
		52,479,495
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	558,732	814,802
Lenovo Group Ltd.	3,771,940	3,148,073
ZTE Corp., H Shares	443,724	723,548
		4,686,423
Telecommunication Services 2.7%
Alibaba Health Information Technology Ltd. *	1,526,287	808,665
China Mobile Ltd.	2,789,232	29,484,368
China Telecom Corp., Ltd., H Shares	8,952,866	4,294,438
China Unicom (Hong Kong) Ltd.	2,980,200	3,395,584
		37,983,055
Transportation 0.7%
Air China Ltd., H Shares	1,127,722	668,557
Beijing Capital International Airport Co., Ltd., H Shares	482,800	420,331
CAR, Inc. *	240,595	274,748
China COSCO Holdings Co., Ltd., H Shares *(a)	1,666,771	570,155
China Eastern Airlines Corp., Ltd., H Shares *	917,553	430,685
China Merchants Holdings International Co., Ltd.	735,995	2,039,659
China Shipping Container Lines Co., Ltd., H Shares *	2,621,295	505,641
China Shipping Development Co., Ltd., H Shares	460,751	271,966
China Southern Airlines Co., Ltd., H Shares	910,508	510,512
COSCO Pacific Ltd.	1,170,720	1,223,993
Dazhong Transportation Group Co., Ltd., B Shares	326,100	357,406
Jiangsu Expressway Co., Ltd., H Shares	610,064	717,062
Shenzhen International Holdings Ltd.	352,548	534,071
Sinotrans Ltd., H Shares	924,648	344,834
Zhejiang Expressway Co., Ltd., H Shares	985,240	872,964
		9,742,584
Utilities 1.1%
Beijing Enterprises Water Group Ltd. *	2,080,504	1,091,601
Beijing Jingneng Clean Energy Co., Ltd., H Shares	787,552	225,850
CGN Power Co., Ltd., H Shares (b)	4,863,359	1,400,941
China Gas Holdings Ltd.	868,336	1,156,866
China Longyuan Power Group Corp., Ltd., H Shares	1,556,000	852,422

See financial notes    45

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Power International Development Ltd.	1,539,417	643,391
China Resources Gas Group Ltd.	371,192	969,014
China Resources Power Holdings Co., Ltd.	1,055,934	1,708,255
Datang International Power Generation Co., Ltd., H Shares	2,351,332	613,826
ENN Energy Holdings Ltd.	383,928	1,755,193
Guangdong Electric Power Development Co., Ltd., B Shares	543,300	304,622
Guangdong Investment Ltd.	1,320,085	1,604,239
Huadian Energy Co., Ltd., B Shares *	489,800	244,900
Huadian Fuxin Energy Corp., Ltd., H Shares	1,406,901	253,295
Huadian Power International Corp., Ltd., H Shares	838,932	455,276
Huaneng Power International, Inc., H Shares	2,104,680	1,637,483
Huaneng Renewables Corp., Ltd., H Shares	1,556,000	360,178
		15,277,352
		371,108,942
Colombia 0.6%
Banks 0.1%
Bancolombia S.A. ADR	62,240	1,872,179
Diversified Financials 0.2%
Corp. Financiera Colombiana S.A. *	465	5,147
Corp. Financiera Colombiana S.A.	57,924	659,535
Grupo de Inversiones Suramericana S.A.	122,924	1,399,967
		2,064,649
Energy 0.1%
Ecopetrol S.A. ADR	128,500	896,930
Food & Staples Retailing 0.0%
Almacenes Exito S.A.	123,307	527,552
Materials 0.1%
Cementos Argos S.A.	234,178	726,730
Cemex Latam Holdings S.A. *	87,136	281,437
Grupo Argos S.A.	146,320	789,126
		1,797,293
Utilities 0.1%
Interconexion Electrica S.A. ESP	220,952	515,929
Isagen S.A. ESP (e)	760,106	916,059
		1,431,988
		8,590,591
Czech Republic 0.2%
Banks 0.1%
Komercni Banka A/S	8,558	1,594,594
Utilities 0.1%
CEZ A/S	89,678	1,321,352
		2,915,946
Security	Number of Shares	Value ($)
Egypt 0.2%
Banks 0.1%
Commercial International Bank Egypt SAE GDR - Reg'd	747,213	2,663,814
Telecommunication Services 0.1%
Global Telecom Holding SAE GDR *	570,649	730,431
Orascom Telecom Media & Technology Holding SAE GDR *(c)	176,826	66,628
		797,059
		3,460,873
Hungary 0.4%
Banks 0.2%
OTP Bank plc	107,590	2,242,858
Energy 0.1%
MOL Hungarian Oil & Gas plc	23,650	1,152,580
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	85,580	1,521,373
		4,916,811
India 12.1%
Automobiles & Components 0.9%
Bajaj Auto Ltd.	38,347	1,233,605
Bharat Forge Ltd.	46,960	512,253
Bosch Ltd.	3,637	889,597
Hero MotoCorp Ltd.	49,793	1,819,182
Mahindra & Mahindra Ltd.	172,716	3,099,927
Maruti Suzuki India Ltd.	34,440	1,629,011
Motherson Sumi Systems Ltd.	182,900	605,434
Tata Motors Ltd. *	650,940	2,851,103
		12,640,112
Banks 2.4%
Axis Bank Ltd.	418,640	2,298,926
Bank of Baroda	288,200	555,551
HDFC Bank Ltd.	382,447	5,431,949
Housing Development Finance Corp., Ltd.	831,703	12,887,902
ICICI Bank Ltd.	1,497,685	4,159,810
IDFC Bank Ltd. *	525,396	349,752
IndusInd Bank Ltd.	157,267	1,907,660
Kotak Mahindra Bank Ltd.	296,012	2,727,161
LIC Housing Finance Ltd.	140,906	868,706
State Bank of India	833,640	1,934,093
Yes Bank Ltd.	79,934	804,889
		33,926,399
Capital Goods 0.6%
ABB India Ltd.	34,576	512,033
Ashok Leyland Ltd.	514,542	659,110
Bharat Electronics Ltd.	32,250	485,435
Bharat Heavy Electricals Ltd.	435,680	578,466
Crompton Greaves Ltd. *	110,293	209,383
Cummins India Ltd.	58,410	690,804
Eicher Motors Ltd.	7,436	2,053,999

46    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Larsen & Toubro Ltd.	141,891	2,231,271
Siemens Ltd.	47,458	683,867
		8,104,368
Consumer Durables & Apparel 0.1%
Titan Co., Ltd.	162,071	750,370
Diversified Financials 0.2%
Bajaj Finance Ltd.	6,511	564,466
Bajaj Holdings & Investment Ltd.	17,491	344,874
IDFC Ltd.	525,105	287,781
Mahindra & Mahindra Financial Services Ltd.	164,158	494,573
Power Finance Corp., Ltd.	219,396	494,583
Rural Electrification Corp., Ltd.	213,950	487,465
Shriram Transport Finance Co., Ltd.	73,132	860,964
		3,534,706
Energy 1.6%
Bharat Petroleum Corp., Ltd.	123,161	1,384,605
Cairn India Ltd.	259,074	446,588
Coal India Ltd.	708,100	3,218,401
Hindustan Petroleum Corp., Ltd.	39,134	393,456
Indian Oil Corp., Ltd.	303,538	1,630,921
Oil & Natural Gas Corp., Ltd.	1,123,104	3,185,890
Reliance Industries Ltd.	834,890	11,794,613
The Great Eastern Shipping Co., Ltd.	80,792	334,031
		22,388,505
Food, Beverage & Tobacco 0.5%
Britannia Industries Ltd.	15,854	638,620
ITC Ltd.	1,071,435	4,629,445
Nestle India Ltd.	14,237	1,042,001
United Spirits Ltd. *	37,011	1,433,733
		7,743,799
Household & Personal Products 0.6%
Colgate-Palmolive (India) Ltd.	59,920	718,427
Dabur India Ltd.	294,380	1,020,274
Emami Ltd.	23,955	344,455
Godrej Consumer Products Ltd.	47,458	824,212
Hindustan Unilever Ltd.	376,620	4,570,628
Marico Ltd.	180,504	624,542
		8,102,538
Materials 0.7%
Ambuja Cements Ltd.	362,666	996,172
Asian Paints Ltd.	165,874	2,051,092
Hindalco Industries Ltd.	542,498	545,075
JSW Steel Ltd.	71,031	1,169,351
NMDC Ltd.	418,564	497,934
Pidilite Industries Ltd.	36,795	315,466
Shree Cement Ltd.	3,150	460,528
Tata Steel Ltd.	152,488	555,130
UltraTech Cement Ltd.	42,220	1,708,298
UPL Ltd.	141,821	791,027
Vedanta Ltd.	659,542	680,507
		9,770,580
Media 0.1%
Sun TV Network Ltd.	29,593	138,699
Zee Entertainment Enterprises Ltd.	340,914	1,855,160
		1,993,859
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Aurobindo Pharma Ltd.	120,184	1,151,606
Cadila Healthcare Ltd.	129,256	594,285
Cipla Ltd.	238,384	1,791,233
Divi's Laboratories Ltd.	29,008	402,975
Dr. Reddy's Laboratories Ltd.	46,716	2,072,948
Glenmark Pharmaceuticals Ltd.	59,128	635,696
Lupin Ltd.	117,104	3,002,774
Piramal Enterprises Ltd.	50,570	671,138
Sun Pharmaceutical Industries Ltd.	598,429	7,468,009
Wockhardt Ltd. *	16,482	183,103
		17,973,767
Real Estate 0.0%
DLF Ltd.	308,866	401,515
Software & Services 2.2%
HCL Technologies Ltd.	290,515	3,452,851
Infosys Ltd.	989,960	15,683,831
Oracle Financial Services Software Ltd.	10,892	512,127
Tata Consultancy Services Ltd.	247,490	7,873,383
Tech Mahindra Ltd.	250,938	1,523,965
Wipro Ltd. ADR	223,442	2,498,081
		31,544,238
Telecommunication Services 0.5%
Bharti Airtel Ltd.	773,376	3,565,950
Bharti Infratel Ltd.	292,318	1,524,069
Idea Cellular Ltd.	940,128	1,433,034
Reliance Communications Ltd. *	606,224	458,489
		6,981,542
Transportation 0.1%
Adani Ports & Special Economic Zone Ltd.	532,466	1,530,670
Utilities 0.4%
GAIL India Ltd.	176,764	788,302
NTPC Ltd.	1,188,784	2,076,137
Power Grid Corp. of India Ltd.	747,658	1,421,015
Reliance Infrastructure Ltd.	90,248	540,565
Tata Power Co., Ltd.	520,980	436,275
		5,262,294
		172,649,262
Indonesia 3.0%
Automobiles & Components 0.4%
PT Astra International Tbk	10,850,812	5,517,912
Banks 1.1%
PT Bank Central Asia Tbk	6,270,687	6,318,988
PT Bank Danamon Indonesia Tbk	1,453,528	437,515
PT Bank Mandiri (Persero) Tbk	5,057,459	3,611,930
PT Bank Negara Indonesia (Persero) Tbk	3,875,157	1,470,717
PT Bank Rakyat Indonesia (Persero) Tbk	5,505,540	4,559,816
		16,398,966
Capital Goods 0.1%
PT United Tractors Tbk	705,076	818,599

See financial notes    47

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.1%
PT Adaro Energy Tbk	10,402,020	470,627
PT Tambang Batubara Bukit Asam (Persero) Tbk	644,488	244,599
		715,226
Food, Beverage & Tobacco 0.3%
PT Astra Agro Lestari Tbk	241,560	268,259
PT Charoen Pokphand Indonesia Tbk	4,781,220	1,208,535
PT Gudang Garam Tbk	263,148	1,253,554
PT Indofood Sukses Makmur Tbk	2,760,608	1,455,451
		4,185,799
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	598,812	1,993,875
Materials 0.1%
PT Indocement Tunggal Prakarsa Tbk	778,000	1,165,080
PT Semen Indonesia (Persero) Tbk	1,687,028	1,293,153
		2,458,233
Media 0.1%
PT Media Nusantara Citra Tbk	3,527,764	490,700
PT Surya Citra Media Tbk	2,012,574	436,469
		927,169
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	13,516,809	1,314,078
Telecommunication Services 0.5%
PT Telekomunikasi Indonesia (Persero) Tbk	26,195,704	6,366,739
PT Tower Bersama Infrastructure Tbk *	1,048,924	453,002
		6,819,741
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,562,368	619,245
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	6,224,000	1,226,461
		42,995,304
Malaysia 4.7%
Automobiles & Components 0.0%
UMW Holdings Berhad	372,800	627,687
Banks 1.3%
Alliance Financial Group Berhad	890,280	772,776
AMMB Holdings Berhad	1,077,072	1,109,090
CIMB Group Holdings Berhad	2,893,724	3,110,495
Hong Leong Bank Berhad	322,207	1,006,849
Malayan Banking Berhad	2,654,500	5,372,127
Public Bank Berhad	1,570,854	6,903,539
RHB Capital Berhad	516,844	651,432
		18,926,308
Capital Goods 0.4%
Gamuda Berhad	1,279,816	1,351,340
IJM Corp. Berhad	1,573,136	1,283,200
Sime Darby Berhad	1,678,600	2,981,960
		5,616,500
Security	Number of Shares	Value ($)
Consumer Services 0.3%
Berjaya Sports Toto Berhad	475,300	361,703
Genting Berhad	1,302,400	2,440,645
Genting Malaysia Berhad	1,804,420	1,772,236
		4,574,584
Energy 0.2%
Bumi Armada Berhad *	1,873,700	429,993
Petronas Dagangan Berhad	155,600	913,988
SapuraKencana Petroleum Berhad	2,112,080	954,329
		2,298,310
Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	77,800	1,036,470
Felda Global Ventures Holdings Berhad	700,200	254,769
IOI Corp. Berhad	2,184,792	2,441,979
Kuala Lumpur Kepong Berhad	276,548	1,565,242
PPB Group Berhad	317,048	1,206,366
		6,504,826
Health Care Equipment & Services 0.2%
IHH Healthcare Berhad	1,556,000	2,368,228
Materials 0.2%
Lafarge Malaysia Berhad	233,400	503,989
Petronas Chemicals Group Berhad	1,497,800	2,404,316
		2,908,305
Media 0.0%
Astro Malaysia Holdings Berhad	1,091,100	708,372
Real Estate 0.1%
IOI Properties Group Berhad	1,089,200	531,001
KLCCP Stapled Group	238,944	397,767
SP Setia Berhad Group	937,116	668,573
UEM Sunrise Berhad	593,500	139,024
		1,736,365
Telecommunication Services 0.6%
Axiata Group Berhad	2,171,352	3,056,933
DiGi.com Berhad	2,119,600	2,485,049
Maxis Berhad	1,227,924	1,787,133
Telekom Malaysia Berhad	389,000	610,559
		7,939,674
Transportation 0.2%
AirAsia Berhad	962,000	336,300
Malaysia Airports Holdings Berhad	389,000	541,177
MISC Berhad	933,600	1,942,687
		2,820,164
Utilities 0.7%
Petronas Gas Berhad	429,936	2,253,458
Tenaga Nasional Berhad	1,713,274	5,345,578
YTL Corp. Berhad	2,965,512	1,107,218
YTL Power International Berhad	2,032,101	705,557
		9,411,811
		66,441,134

48    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mexico 5.7%
Banks 0.7%
Grupo Elektra S.A.B. de C.V.	23,340	431,739
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,212,396	6,141,412
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	1,101,400	1,971,766
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	696,685	1,119,349
		9,664,266
Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	1,517,916	2,755,193
Grupo Carso S.A.B. de C.V., Series A1	239,768	970,897
		3,726,090
Consumer Services 0.1%
Alsea S.A.B. de C.V.	262,286	988,992
Diversified Financials 0.1%
Gentera S.A.B. de C.V.	622,400	1,170,678
Food & Staples Retailing 0.5%
La Comer S.A.B. de C.V. *	311,200	300,412
Organizacion Soriana S.A.B. de C.V., B Shares *	90,336	197,434
Wal-Mart de Mexico S.A.B. de C.V.	3,080,290	7,271,984
		7,769,830
Food, Beverage & Tobacco 1.3%
Arca Continental S.A.B. de C.V.	190,620	1,165,515
Coca-Cola Femsa S.A.B. de C.V., Series L	253,000	1,861,796
Fomento Economico Mexicano S.A.B. de C.V.	1,146,065	10,766,180
Gruma S.A.B. de C.V., B Shares	77,800	1,253,093
Grupo Bimbo S.A.B. de C.V., Series A *	1,089,200	3,101,332
Grupo Lala S.A.B. de C.V.	329,308	773,247
		18,921,163
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	466,800	1,027,182
Materials 0.8%
Alpek S.A.B. de C.V.	373,880	559,156
Cemex S.A.B. de C.V., Series CPO *	6,979,806	3,859,018
Grupo Mexico S.A.B. de C.V., Series B	1,974,155	4,163,986
Industrias CH S.A.B. de C.V., Series B *	77,800	231,030
Industrias Penoles S.A.B. de C.V.	77,800	916,807
Mexichem S.A.B. de C.V.	700,200	1,470,316
		11,200,313
Media 0.5%
Grupo Televisa S.A.B., Series CPO	1,402,075	7,240,217
Security	Number of Shares	Value ($)
Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	180,872	348,104
Fibra Uno Administracion S.A. de C.V.	1,099,748	2,300,186
		2,648,290
Retailing 0.1%
El Puerto de Liverpool S.A.B. de C.V., Series C1	118,591	1,313,438
Telecommunication Services 0.7%
America Movil S.A.B. de C.V., Series L	14,528,598	9,912,252
Telesites S.A.B. de C.V. *	700,478	379,537
		10,291,789
Transportation 0.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	161,358	1,278,767
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	155,600	2,183,579
OHL Mexico S.A.B. de C.V. *	466,800	545,594
Promotora y Operadora de Infraestructura S.A.B. de C.V.	90,636	1,054,438
		5,062,378
Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	132,420	520,323
		81,544,949
Peru 0.3%
Banks 0.2%
Credicorp Ltd.	29,564	3,466,083
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR *	136,425	712,139
		4,178,222
Philippines 1.9%
Banks 0.3%
Bank of the Philippine Islands	880,366	1,550,592
BDO Unibank, Inc.	765,105	1,592,963
Metropolitan Bank & Trust Co.	501,470	797,290
		3,940,845
Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	1,089,200	1,305,666
Alliance Global Group, Inc.	2,411,800	730,387
DMCI Holdings, Inc.	2,723,000	733,005
JG Summit Holdings, Inc.	1,141,492	1,606,011
LT Group, Inc.	1,711,600	579,532
SM Investments Corp.	162,233	2,797,709
		7,752,310
Consumer Services 0.1%
Jollibee Foods Corp.	248,960	1,146,630
Diversified Financials 0.2%
Ayala Corp.	134,677	1,951,471
GT Capital Holdings, Inc.	31,120	854,737
		2,806,208

See financial notes    49

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	482,360	2,008,565
Real Estate 0.3%
Ayala Land, Inc.	3,112,000	2,146,658
Megaworld Corp.	5,933,416	449,218
SM Prime Holdings, Inc.	4,214,495	1,834,701
		4,430,577
Telecommunication Services 0.2%
Globe Telecom, Inc.	7,485	278,306
Philippine Long Distance Telephone Co.	49,874	1,919,441
		2,197,747
Transportation 0.0%
International Container Terminal Services, Inc.	493,915	644,011
Utilities 0.2%
Aboitiz Power Corp.	1,378,199	1,244,872
Energy Development Corp.	4,541,799	544,443
Manila Electric Co.	93,360	638,107
		2,427,422
		27,354,315
Poland 1.6%
Banks 0.6%
Bank Handlowy w Warszawie S.A.	26,236	526,190
Bank Millennium S.A. *	326,760	478,847
Bank Pekao S.A.	70,020	2,607,277
Bank Zachodni WBK S.A. *	16,620	1,140,890
mBank S.A. *	7,912	639,283
Powszechna Kasa Oszczednosci Bank Polski S.A. *	476,136	2,908,873
		8,301,360
Consumer Durables & Apparel 0.1%
CCC S.A.	12,880	483,145
LPP S.A.	778	984,465
		1,467,610
Energy 0.3%
Polski Koncern Naftowy Orlen S.A.	182,160	2,911,790
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,123,164	1,401,568
		4,313,358
Food & Staples Retailing 0.0%
Eurocash S.A.	24,509	304,677
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	326,760	2,819,151
Materials 0.1%
Grupa Azoty S.A. *	7,185	168,826
KGHM Polska Miedz S.A.	73,465	1,248,178
		1,417,004
Media 0.1%
Cyfrowy Polsat S.A. *	169,001	972,048
Software & Services 0.0%
Asseco Poland S.A.	34,704	495,548
Security	Number of Shares	Value ($)
Telecommunication Services 0.0%
Orange Polska S.A.	375,774	590,142
Utilities 0.2%
Enea S.A.	136,928	378,719
Energa S.A.	140,040	444,410
PGE S.A.	392,729	1,270,860
Tauron Polska Energia S.A.	449,835	284,606
		2,378,595
		23,059,493
Russia 4.2%
Banks 0.7%
Sberbank of Russia PJSC *	5,186,001	7,394,439
VTB Bank PJSC GDR - Reg’d	1,070,000	2,011,600
		9,406,039
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC	1,036,562	1,367,475
Energy 2.2%
Gazprom PAO	1	2
Gazprom PAO ADR	2,937,625	10,820,742
LUKOIL PJSC *	267,327	9,568,366
NOVATEK OAO *	535,000	4,605,484
Rosneft OJSC GDR - Reg'd	475,518	1,791,276
Surgutneftegas *	2,966,268	1,553,432
Tatneft PAO *	653,781	2,816,611
		31,155,913
Food & Staples Retailing 0.4%
Magnit PJSC GDR - Reg'd	159,041	5,327,873
Materials 0.5%
ALROSA PAO *	978,632	906,344
Magnitogorsk Iron & Steel Works OJSC *	1,662,744	426,747
MMC Norilsk Nickel PJSC *	2,000	243,646
MMC Norilsk Nickel PJSC ADR	262,765	3,179,456
Novolipetsk Steel AO *	546,844	536,328
PhosAgro OAO GDR - Reg'd	42,202	538,076
Severstal PAO GDR - Reg'd	134,666	1,102,241
Uralkali PJSC *	364,260	787,806
		7,720,644
Telecommunication Services 0.2%
MegaFon PJSC GDR - Reg'd	66,008	775,594
Mobile TeleSystems PJSC *	446,292	1,385,683
Rostelecom PJSC *	528,320	625,171
		2,786,448
Transportation 0.0%
Aeroflot-Russian Airlines PJSC *	622,400	473,582
Utilities 0.1%
E.ON Russia JSC *	5,957,472	198,467
Federal Grid Co. Unified Energy System PJSC *	316,074,440	286,996
Inter RAO PJSC *	12,458,000	263,960
Rosseti PJSC *	46,271,601	330,934
RusHydro PJSC *	66,393,442	597,209
		1,677,566
		59,915,540

50    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
South Africa 8.7%
Banks 0.5%
Barclays Africa Group Ltd.	167,825	1,445,952
Capitec Bank Holdings Ltd.	27,471	824,918
Nedbank Group Ltd.	98,806	1,140,173
Standard Bank Group Ltd.	624,110	4,317,200
		7,728,243
Capital Goods 0.4%
Barloworld Ltd.	137,706	568,014
Reunert Ltd.	133,816	533,233
The Bidvest Group Ltd.	175,828	3,979,853
		5,081,100
Consumer Durables & Apparel 0.5%
Steinhoff International Holdings N.V.	1,284,109	6,890,385
Consumer Services 0.0%
Sun International Ltd.	62,240	274,118
Diversified Financials 1.0%
Brait SE *	141,613	1,383,483
Coronation Fund Managers Ltd.	160,268	640,873
FirstRand Ltd.	1,535,843	4,313,231
Investec Ltd.	179,718	1,173,042
JSE Ltd.	103,512	928,237
PSG Group Ltd.	36,580	402,510
Remgro Ltd.	266,076	4,063,900
RMB Holdings Ltd.	458,242	1,661,990
		14,567,266
Energy 0.6%
Exxaro Resources Ltd.	70,798	323,830
Sasol Ltd.	286,339	7,748,344
		8,072,174
Food & Staples Retailing 0.4%
Clicks Group Ltd.	146,336	857,533
Massmart Holdings Ltd.	61,522	416,411
Pick n Pay Stores Ltd.	122,236	436,289
Shoprite Holdings Ltd.	225,950	2,207,840
The SPAR Group Ltd.	98,806	1,118,327
		5,036,400
Food, Beverage & Tobacco 0.2%
AVI Ltd.	218,274	1,058,950
Pioneer Foods Group Ltd.	68,811	566,795
Tiger Brands Ltd.	96,093	1,779,665
		3,405,410
Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	580,388	1,289,473
Mediclinic International plc *	1	12
Netcare Ltd.	864,358	1,770,343
		3,059,828
Insurance 0.4%
Discovery Ltd.	168,326	1,216,412
MMI Holdings Ltd.	797,450	1,179,638
Sanlam Ltd.	967,289	3,278,447
		5,674,497
Materials 0.8%
AECI Ltd.	59,180	326,176
Anglo American Platinum Ltd. *	30,767	638,129
Security	Number of Shares	Value ($)
AngloGold Ashanti Ltd. *	217,062	2,808,829
Gold Fields Ltd.	449,684	1,867,404
Impala Platinum Holdings Ltd. *	304,198	644,823
Mondi Ltd.	62,400	1,121,468
Nampak Ltd.	406,145	455,421
Northam Platinum Ltd. *	134,655	286,202
PPC Ltd.	332,606	240,211
Sappi Ltd. *	329,094	1,347,241
Sibanye Gold Ltd.	438,928	1,585,267
		11,321,171
Media 1.9%
Naspers Ltd., N Shares	223,785	26,721,105
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	173,704	3,094,339
Real Estate 0.4%
Fortress Income Fund Ltd.	334,747	696,643
Fortress Income Fund Ltd., A Shares	334,747	318,314
Growthpoint Properties Ltd.	1,312,197	2,010,912
Hyprop Investments Ltd.	113,181	745,917
Redefine Properties Ltd.	1,837,107	1,197,589
Resilient REIT Ltd.	116,242	905,787
		5,875,162
Retailing 0.5%
Imperial Holdings Ltd.	109,698	835,336
Mr Price Group Ltd.	120,003	1,253,255
The Foschini Group Ltd.	97,174	718,852
Truworths International Ltd.	259,074	1,408,216
Woolworths Holdings Ltd.	560,947	2,871,029
		7,086,688
Software & Services 0.0%
EOH Holdings Ltd.	39,111	339,674
Telecommunication Services 0.7%
MTN Group Ltd.	908,738	7,702,877
Telkom S.A. SOC Ltd.	171,160	585,320
Vodacom Group Ltd.	204,614	1,948,415
		10,236,612
Transportation 0.0%
Grindrod Ltd.	232,622	134,991
		124,599,163
Taiwan 15.4%
Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	980,277	1,719,732
Yulon Motor Co., Ltd.	388,192	344,598
		2,064,330
Banks 1.6%
Chang Hwa Commercial Bank Ltd.	2,829,094	1,387,645
China Development Financial Holding Corp.	7,007,308	1,684,773
CTBC Financial Holding Co., Ltd.	9,653,623	4,705,967
E.Sun Financial Holding Co., Ltd.	3,913,587	2,025,569
Far Eastern International Bank	1,434,524	407,496
First Financial Holding Co., Ltd.	4,941,945	2,305,012
Hua Nan Financial Holdings Co., Ltd.	3,738,715	1,743,804

See financial notes    51

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mega Financial Holding Co., Ltd.	5,831,901	3,843,242
SinoPac Financial Holdings Co., Ltd.	4,946,734	1,357,553
Taishin Financial Holding Co., Ltd.	4,289,848	1,419,967
Taiwan Cooperative Financial Holding Co., Ltd.	3,667,863	1,561,756
		22,442,784
Capital Goods 0.3%
Far Eastern New Century Corp.	2,461,799	1,874,203
Taiwan Glass Industry Corp. *	835,311	322,994
Teco Electric & Machinery Co., Ltd.	978,000	800,481
Walsin Lihwa Corp. *	3,112,000	770,696
		3,768,374
Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	150,000	417,519
Consumer Durables & Apparel 0.3%
Eclat Textile Co., Ltd.	92,069	1,163,607
Feng TAY Enterprise Co., Ltd.	120,000	651,781
Formosa Taffeta Co., Ltd.	778,000	709,358
Giant Manufacturing Co., Ltd.	121,752	776,704
Pou Chen Corp.	1,246,792	1,547,610
		4,849,060
Diversified Financials 0.5%
Capital Securities Corp.	1,215,789	317,557
Fubon Financial Holding Co., Ltd.	3,761,114	4,464,852
Yuanta Financial Holding Co., Ltd.	5,240,700	1,687,394
		6,469,803
Energy 0.2%
Formosa Petrochemical Corp.	978,660	2,485,523
Food & Staples Retailing 0.1%
President Chain Store Corp.	250,400	1,699,121
Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	2,704,676	4,663,515
Insurance 0.4%
Cathay Financial Holding Co., Ltd.	4,003,189	4,493,228
Shin Kong Financial Holding Co., Ltd.	5,070,308	958,159
		5,451,387
Materials 1.8%
Asia Cement Corp.	1,272,286	1,056,665
China Steel Corp.	6,581,956	4,080,052
Eternal Materials Co., Ltd.	277,000	272,566
Formosa Chemicals & Fibre Corp.	2,396,008	5,393,037
Formosa Plastics Corp.	2,545,560	6,051,373
Nan Ya Plastics Corp.	3,000,816	5,761,075
Taiwan Cement Corp.	1,745,246	1,575,511
Taiwan Fertilizer Co., Ltd.	483,508	651,816
YFY, Inc.	1,556,000	472,906
		25,315,001
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	933,276	381,938
Retailing 0.1%
Hotai Motor Co., Ltd.	191,160	1,981,663
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Advanced Semiconductor Engineering, Inc.	3,359,524	3,836,481
Epistar Corp.	493,828	394,533
Hermes Microvision, Inc.	26,000	646,245
Inotera Memories, Inc. *	1,237,000	1,060,860
MediaTek, Inc.	782,713	5,558,506
Novatek Microelectronics Corp.	301,608	1,252,465
Realtek Semiconductor Corp.	222,336	561,326
Siliconware Precision Industries Co., Ltd. ADR	266,574	2,020,631
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,377,466	55,989,324
United Microelectronics Corp. ADR	1,334,581	2,762,583
Vanguard International Semiconductor Corp.	450,000	691,953
		74,774,907
Technology Hardware & Equipment 3.5%
Acer, Inc. *	1,556,086	554,875
Advantech Co., Ltd.	162,516	1,124,780
Asustek Computer, Inc.	410,426	3,377,814
AU Optronics Corp. ADR	481,252	1,323,443
Catcher Technology Co., Ltd.	349,224	2,732,253
Chicony Electronics Co., Ltd.	231,952	506,034
Compal Electronics, Inc.	2,337,638	1,371,688
Delta Electronics, Inc.	1,165,148	4,715,708
Foxconn Technology Co., Ltd.	581,699	1,146,524
Hon Hai Precision Industry Co., Ltd.	7,226,969	16,962,674
HTC Corp.	308,778	746,114
Innolux Corp.	5,156,029	1,498,774
Inventec Corp.	1,799,145	1,288,507
Largan Precision Co., Ltd.	49,256	3,757,341
Lite-On Technology Corp.	1,102,601	1,272,411
Pegatron Corp.	1,034,657	2,459,614
Quanta Computer, Inc.	1,556,000	2,631,416
Synnex Technology International Corp.	784,101	799,862
TPK Holding Co., Ltd.	132,756	282,434
Unimicron Technology Corp.	1,063,348	540,761
Wistron Corp.	1,696,668	1,010,894
		50,103,921
Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd. ADR	200,135	6,282,238
Far EasTone Telecommunications Co., Ltd.	812,280	1,698,768
Taiwan Mobile Co., Ltd.	890,524	2,746,711
		10,727,717
Transportation 0.1%
China Airlines Ltd. *	1,783,872	617,313
Eva Airways Corp. *	1,284,675	690,041
Evergreen Marine Corp., Ltd.	1,568,380	566,338
U-Ming Marine Transport Corp.	191,576	154,497
		2,028,189
		219,624,752

52    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Thailand 2.9%
Banks 0.6%
Bangkok Bank PCL NVDR	287,200	1,301,790
Kasikornbank PCL NVDR	635,300	3,040,097
Krung Thai Bank PCL NVDR	1,948,200	967,812
The Siam Commercial Bank PCL NVDR	855,800	3,326,643
TMB Bank PCL NVDR	8,169,000	582,354
		9,218,696
Capital Goods 0.0%
Berli Jucker PCL NVDR	233,400	240,737
Consumer Services 0.1%
Minor International PCL NVDR	1,189,080	1,201,428
Energy 0.5%
Banpu PCL NVDR	778,000	399,590
IRPC PCL NVDR	6,315,500	776,365
PTT Exploration & Production PCL NVDR	801,304	1,523,670
PTT PCL NVDR	437,500	3,192,534
Thai Oil PCL NVDR	434,200	773,834
		6,665,993
Food & Staples Retailing 0.3%
Big C Supercenter PCL NVDR	155,600	1,087,410
CP ALL PCL NVDR	2,425,800	2,944,593
		4,032,003
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	2,594,900	1,383,752
Health Care Equipment & Services 0.2%
Bangkok Dusit Medical Services PCL NVDR	1,823,600	1,105,523
Bumrungrad Hospital PCL NVDR	191,000	1,163,261
		2,268,784
Materials 0.3%
Indorama Ventures PCL NVDR	502,700	303,341
PTT Global Chemical PCL NVDR	872,714	1,316,542
The Siam Cement PCL NVDR	174,000	2,158,518
		3,778,401
Media 0.0%
BEC World PCL NVDR	613,800	542,652
Real Estate 0.1%
Central Pattana PCL NVDR	823,800	1,075,125
Land & Houses PCL NVDR	1,556,000	362,470
		1,437,595
Retailing 0.0%
Home Product Center PCL NVDR	1,195,119	241,506
Technology Hardware & Equipment 0.0%
Delta Electronics Thailand PCL NVDR	246,700	562,570
Telecommunication Services 0.4%
Advanced Info Service PCL NVDR	624,700	2,989,373
Intouch Holdings PCL NVDR	855,800	1,399,111
Total Access Communication PCL NVDR	351,400	315,599
True Corp. PCL NVDR *	3,944,407	780,468
		5,484,551
Security	Number of Shares	Value ($)
Transportation 0.2%
Airports of Thailand PCL NVDR	258,400	2,893,674
BTS Group Holdings PCL	1,822,000	424,434
		3,318,108
Utilities 0.1%
Electricity Generating PCL NVDR	155,600	727,123
Glow Energy PCL NVDR	237,900	539,165
		1,266,288
		41,643,064
Turkey 1.8%
Banks 0.6%
Akbank T.A.S.	999,393	2,499,497
Turkiye Garanti Bankasi A/S	1,146,772	2,856,451
Turkiye Halk Bankasi A/S	304,252	1,029,687
Turkiye Is Bankasi, C Shares	827,287	1,265,513
Turkiye Vakiflar Bankasi T.A.O., Class D	665,304	929,913
Yapi ve Kredi Bankasi A/S	506,795	643,184
		9,224,245
Capital Goods 0.1%
Enka Insaat ve Sanayi A/S	347,368	561,939
KOC Holding A/S	360,705	1,579,641
		2,141,580
Consumer Durables & Apparel 0.1%
Arcelik A/S	115,922	749,719
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	461,400	1,361,652
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S *	76,264	1,958,995
Food & Staples Retailing 0.2%
BIM Birlesik Magazalar A/S	122,303	2,266,173
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	146,460	852,549
Coca-Cola Icecek A/S	34,242	383,119
		1,235,668
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	794,447	927,590
Koza Altin Isletmeleri A/S	54,496	299,518
Petkim Petrokimya Holding A/S *	773,744	916,510
		2,143,618
Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,300,730	1,135,740
Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	249,591	487,390
Turkcell Iletisim Hizmetleri A/S	456,686	1,712,495
		2,199,885

See financial notes    53

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
TAV Havalimanlari Holding A/S	60,810	359,122
Turk Hava Yollari Anonim Ortakligi *	414,319	1,026,403
		1,385,525
		25,802,800
United Arab Emirates 1.1%
Banks 0.4%
Abu Dhabi Commercial Bank PJSC	951,924	1,762,318
Dubai Islamic Bank PJSC	410,784	714,641
First Gulf Bank PJSC	681,799	2,366,681
Union National Bank PJSC	528,405	532,282
		5,375,922
Capital Goods 0.0%
Arabtec Holding PJSC *	1,644,760	644,820
Diversified Financials 0.0%
Dubai Financial Market PJSC	1,612,272	605,746
Energy 0.1%
Dana Gas PJSC *	5,286,644	734,046
Real Estate 0.5%
Aldar Properties PJSC	1,955,892	1,331,245
DAMAC Properties Dubai Co. PJSC	938,840	695,238
Deyaar Development PJSC *	1,161,554	177,725
Emaar Malls Group PJSC *	1,142,104	855,090
Emaar Properties PJSC	2,091,426	3,330,976
		6,390,274
Transportation 0.1%
DP World Ltd.	107,590	1,825,802
		15,576,610
Total Common Stock
(Cost $1,689,219,473)		1,396,071,984

Preferred Stock 1.9% of net assets
Brazil 1.5%
Banks 0.7%
Banco Bradesco S.A.	1,377,270	7,385,958
Itausa - Investimentos Itau S.A.	1,797,722	3,081,060
		10,467,018
Energy 0.2%
Petroleo Brasileiro S.A. *	2,293,186	2,962,073
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	77,800	812,938
Materials 0.1%
Braskem S.A., A Shares	83,773	536,831
Gerdau S.A.	496,364	440,320
Suzano Papel e Celulose S.A., A Shares	155,600	645,189
		1,622,340
Retailing 0.1%
Lojas Americanas S.A.	291,750	1,458,273
Security	Number of Shares	Value ($)
Telecommunication Services 0.2%
Telefonica Brasil S.A.	235,047	2,256,376
Utilities 0.1%
Companhia Energetica de Minas Gerais	433,167	638,979
Companhia Energetica de Sao Paulo, B Shares	102,208	349,315
Companhia Paranaense de Energia - Copel, B Shares	77,800	452,219
		1,440,513
		21,019,531
Colombia 0.1%
Banks 0.0%
Grupo Aval Acciones y Valores S.A.	1,523,324	514,043
Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	56,272	635,789
		1,149,832
Russia 0.3%
Energy 0.3%
AK Transneft OAO *	650	1,548,709
Surgutneftegas OAO *	4,756,013	2,800,949
		4,349,658
Total Preferred Stock
(Cost $53,667,422)		26,519,021

Rights 0.0% of net assets
Brazil 0.0%
Materials 0.0%
Duratex S.A. *	8,728	5,769
Total Rights
(Cost $—)		5,769

Other Investment Companies 0.6% of net assets
United States 0.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (d)	2,318,573	2,318,573

54    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (d)	6,185,448	6,185,448
Total Other Investment Companies
(Cost $8,504,021)		8,504,021

End of Investments

At 02/29/16, the tax basis cost of the fund's investments was $1,769,739,292 and the unrealized appreciation and depreciation were $52,663,535 and ($391,302,032), respectively, with a net unrealized depreciation of ($338,638,497).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,779,464.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,383,431 or 0.4% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $1,559,647 or 0.1% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 2/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	50	1,855,250	37,879
See financial notes    55

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	5,022,714,192	5,357,420,570
0.0%	Rights	61,021	57,797
0.9%	Other Investment Companies	46,452,239	46,452,239
100.6%	Total Investments	5,069,227,452	5,403,930,606
(0.6%)	Other Assets and Liabilities, Net		(32,616,712)
100.0%	Net Assets		5,371,313,894

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	16,581	242,414
Autoliv, Inc. (a)	23,690	2,516,589
BorgWarner, Inc.	60,450	1,975,506
Cooper Tire & Rubber Co.	14,538	571,343
Cooper-Standard Holding, Inc. *	3,297	241,505
Dana Holding Corp.	39,525	491,691
Delphi Automotive plc	73,119	4,875,575
Dorman Products, Inc. *	9,300	470,301
Drew Industries, Inc.	4,822	290,236
Ford Motor Co.	1,003,619	12,555,274
General Motors Co.	370,844	10,917,647
Gentex Corp.	70,950	1,033,032
Gentherm, Inc. *	14,376	599,479
Harley-Davidson, Inc.	49,845	2,151,809
Johnson Controls, Inc.	168,751	6,152,661
Lear Corp.	19,768	2,003,487
Modine Manufacturing Co. *	31,479	298,421
Standard Motor Products, Inc.	5,618	169,158
Tenneco, Inc. *	14,450	657,764
Tesla Motors, Inc. *(a)	26,265	5,041,041
The Goodyear Tire & Rubber Co.	70,196	2,114,304
Thor Industries, Inc.	11,625	643,793
Visteon Corp.	9,360	654,451
Winnebago Industries, Inc.	13,715	256,882
		56,924,363
Banks 5.5%
1st Source Corp.	9,344	284,525
Ameris Bancorp	9,736	262,775
Associated Banc-Corp.	49,145	845,294
Astoria Financial Corp.	20,954	312,005
Security	Number of Shares	Value ($)
BancorpSouth, Inc.	23,520	468,518
Bank of America Corp.	2,702,052	33,829,691
Bank of Hawaii Corp.	11,625	738,187
Bank of the Ozarks, Inc.	18,600	703,824
BankUnited, Inc.	26,100	838,332
Banner Corp.	10,156	403,295
BB&T Corp.	198,458	6,382,409
Beneficial Bancorp, Inc. *	22,823	291,906
Berkshire Hills Bancorp, Inc.	9,736	251,384
BNC Bancorp	12,695	257,455
BofI Holding, Inc. *(a)	13,014	241,149
BOK Financial Corp. (a)	16,098	786,709
Boston Private Financial Holdings, Inc.	19,129	202,002
Brookline Bancorp, Inc.	20,955	220,237
Bryn Mawr Bank Corp.	9,444	237,328
Capital Bank Financial Corp., Class A	5,434	160,031
Capitol Federal Financial, Inc.	40,137	504,522
Cardinal Financial Corp.	11,995	231,024
Cathay General Bancorp	18,688	498,783
CenterState Banks, Inc.	19,172	268,408
Central Pacific Financial Corp.	9,844	196,191
Chemical Financial Corp.	7,037	238,062
CIT Group, Inc.	53,797	1,603,689
Citigroup, Inc.	774,183	30,077,010
Citizens Financial Group, Inc.	137,590	2,645,856
City Holding Co.	4,650	204,926
CoBiz Financial, Inc.	21,031	228,186
Columbia Banking System, Inc.	16,275	469,208
Comerica, Inc.	49,019	1,655,862
Commerce Bancshares, Inc.	24,615	1,045,645
Community Trust Bancorp, Inc.	7,677	258,868
Cullen/Frost Bankers, Inc.	14,450	692,588
Customers Bancorp, Inc. *	10,636	240,905
CVB Financial Corp.	23,464	364,396
Eagle Bancorp, Inc. *	7,490	343,342
East West Bancorp, Inc.	39,525	1,184,564
Enterprise Financial Services Corp.	10,232	283,733
EverBank Financial Corp.	25,963	338,038
F.N.B. Corp.	50,053	614,651
Fifth Third Bancorp	210,246	3,208,354
First BanCorp (Puerto Rico) *	37,432	100,318
First Busey Corp.	14,098	267,157
First Citizens BancShares, Inc., Class A	2,833	663,290
First Commonwealth Financial Corp.	30,400	261,136
First Financial Bancorp	31,713	531,827
First Financial Bankshares, Inc. (a)	14,338	378,667
First Financial Corp.	228	7,513
First Horizon National Corp.	63,051	757,873
First Interstate BancSystem, Inc., Class A	9,644	258,459
First Merchants Corp.	12,150	269,609
First Midwest Bancorp, Inc.	23,250	388,275
First NBC Bank Holding Co. *	7,777	183,382
First Niagara Financial Group, Inc.	88,794	820,457
First Republic Bank	37,309	2,295,996
FirstMerit Corp.	40,304	791,168
Flagstar Bancorp, Inc. *	4,934	94,733
Flushing Financial Corp.	14,054	290,215

See financial notes    1

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fulton Financial Corp.	56,120	707,673
German American Bancorp, Inc.	868	27,715
Glacier Bancorp, Inc.	16,910	402,796
Great Southern Bancorp, Inc.	352	13,225
Hancock Holding Co.	20,925	482,740
Hanmi Financial Corp.	10,156	211,549
Heartland Financial USA, Inc.	7,477	219,824
Hilltop Holdings, Inc. *	17,135	285,812
Home BancShares, Inc.	18,600	735,072
Huntington Bancshares, Inc.	218,550	1,912,312
IBERIABANK Corp.	9,805	467,502
Independent Bank Corp.	4,858	209,866
International Bancshares Corp.	25,611	577,528
Investors Bancorp, Inc.	87,164	986,696
JPMorgan Chase & Co.	961,905	54,155,251
KeyCorp	224,280	2,366,154
Lakeland Bancorp, Inc.	2,945	29,450
Lakeland Financial Corp.	5,414	231,232
LegacyTexas Financial Group, Inc.	12,430	220,633
LendingTree, Inc. *	2,559	226,139
M&T Bank Corp.	41,897	4,296,537
MainSource Financial Group, Inc.	13,715	283,901
MB Financial, Inc.	13,991	427,005
Meridian Bancorp, Inc.	20,472	282,309
MGIC Investment Corp. *	87,196	596,421
National Bank Holdings Corp., Class A	3,630	70,204
National Penn Bancshares, Inc.	30,803	342,837
Nationstar Mortgage Holdings, Inc. *(a)	18,088	213,800
New York Community Bancorp, Inc.	111,906	1,693,138
NMI Holdings, Inc., Class A *	32,526	165,883
Northfield Bancorp, Inc.	14,241	223,726
Northwest Bancshares, Inc.	34,875	439,076
Ocwen Financial Corp. *	28,856	109,364
Opus Bank	8,049	259,661
Oritani Financial Corp.	16,275	275,373
PacWest Bancorp	30,994	997,387
Park National Corp.	6,220	529,882
People's United Financial, Inc.	122,012	1,782,595
PHH Corp. *	14,138	128,232
Pinnacle Financial Partners, Inc.	7,433	344,668
Popular, Inc.	25,585	678,002
PrivateBancorp, Inc.	20,925	718,983
Prosperity Bancshares, Inc.	14,271	577,262
Provident Financial Services, Inc.	18,600	345,774
Radian Group, Inc.	55,810	602,748
Regions Financial Corp.	354,130	2,663,058
S&T Bancorp, Inc.	7,034	177,397
Sandy Spring Bancorp, Inc.	5,056	131,355
ServisFirst Bancshares, Inc.	6,518	238,233
Signature Bank *	12,525	1,622,614
Simmons First National Corp., Class A	5,350	220,367
South State Corp.	5,746	358,838
Southside Bancshares, Inc.	12,020	281,508
State Bank Financial Corp.	7,234	135,420
Sterling Bancorp	31,019	446,984
Stock Yards Bancorp, Inc.	3,711	138,606
SunTrust Banks, Inc.	135,406	4,492,771
SVB Financial Group *	12,525	1,112,846
Synovus Financial Corp.	35,376	940,648
Security	Number of Shares	Value ($)
Talmer Bancorp, Inc., Class A	16,813	282,458
TCF Financial Corp.	46,748	530,122
Texas Capital Bancshares, Inc. *	9,548	308,687
TFS Financial Corp.	32,550	550,095
The PNC Financial Services Group, Inc.	133,163	10,827,484
Tompkins Financial Corp.	5,118	289,013
Towne Bank	14,454	251,933
TrustCo Bank Corp.	23,380	134,903
Trustmark Corp.	18,600	406,968
U.S. Bancorp	431,597	16,625,116
UMB Financial Corp.	9,300	456,723
Umpqua Holdings Corp.	52,193	784,983
United Bankshares, Inc.	16,658	583,696
United Financial Bancorp, Inc.	14,242	164,922
Valley National Bancorp	60,607	545,463
Walker & Dunlop, Inc. *	11,614	268,516
Walter Investment Management Corp. *	18,764	140,730
Washington Federal, Inc.	27,900	591,201
Washington Trust Bancorp, Inc.	7,177	266,267
Webster Financial Corp.	23,589	792,826
Wells Fargo & Co.	1,225,409	57,496,190
WesBanco, Inc.	14,840	419,527
Western Alliance Bancorp *	23,364	694,378
Wilshire Bancorp, Inc.	24,890	244,918
Wintrust Financial Corp.	11,625	494,062
WSFS Financial Corp.	8,121	246,066
Zions Bancorp	54,143	1,154,329
		292,840,100
Capital Goods 7.5%
3M Co.	161,661	25,359,761
A.O. Smith Corp.	18,600	1,309,068
AAON, Inc.	10,721	265,881
AAR Corp.	9,300	197,997
Actuant Corp., Class A	20,925	489,854
Acuity Brands, Inc.	11,625	2,434,624
Advanced Drainage Systems, Inc.	8,777	170,274
AECOM *	35,943	986,995
Aegion Corp. *	9,520	172,407
Aerojet Rocketdyne Holdings, Inc. *	14,268	221,582
Aerovironment, Inc. *	11,332	281,940
AGCO Corp.	18,001	890,869
Air Lease Corp.	22,034	662,122
Aircastle Ltd.	20,925	419,756
Alamo Group, Inc.	5,266	273,253
Albany International Corp., Class A	7,273	266,337
Allegion plc	23,782	1,498,266
Allison Transmission Holdings, Inc.	42,526	1,007,016
Altra Industrial Motion Corp.	5,256	127,773
Ameresco, Inc., Class A *	5,614	28,856
American Railcar Industries, Inc.	2,678	110,521
American Woodmark Corp. *	3,759	256,702
AMETEK, Inc.	62,775	2,913,388
Apogee Enterprises, Inc.	14,783	590,285
Applied Industrial Technologies, Inc.	18,491	711,903
Armstrong World Industries, Inc. *	11,792	477,930
Astec Industries, Inc.	4,786	207,856
Astronics Corp. *	3,678	116,997
AZZ, Inc.	5,022	253,611

2    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
B/E Aerospace, Inc.	24,284	1,059,268
Babcock & Wilcox Enterprises, Inc. *	14,955	292,071
Barnes Group, Inc.	11,809	405,167
Beacon Roofing Supply, Inc. *	11,625	419,663
Blount International, Inc. *	28,196	273,501
Briggs & Stratton Corp.	11,866	252,390
Builders FirstSource, Inc. *	23,480	186,196
BWX Technologies, Inc.	30,225	964,177
Carlisle Cos., Inc.	16,275	1,467,354
Caterpillar, Inc.	153,617	10,399,871
Chart Industries, Inc. *	13,205	266,345
Chicago Bridge & Iron Co. N.V.	26,179	878,044
CIRCOR International, Inc.	4,650	186,419
CLARCOR, Inc.	19,716	949,128
Colfax Corp. *	24,117	610,401
Columbus McKinnon Corp.	2,621	36,301
Comfort Systems USA, Inc.	9,612	269,617
Continental Building Products, Inc. *	3,011	50,826
Crane Co.	13,950	684,248
CSW Industrials, Inc. *	7,549	230,245
Cubic Corp.	5,421	190,494
Cummins, Inc.	41,268	4,026,519
Curtiss-Wright Corp.	11,625	820,609
Danaher Corp.	154,246	13,769,540
Deere & Co.	83,109	6,663,680
DigitalGlobe, Inc. *	16,924	254,537
Donaldson Co., Inc.	37,200	1,050,528
Douglas Dynamics, Inc.	12,895	252,226
Dover Corp.	42,578	2,587,891
DXP Enterprises, Inc. *	8,449	114,822
Dycom Industries, Inc. *	7,456	424,768
Eaton Corp. plc	120,937	6,858,337
EMCOR Group, Inc.	16,275	746,534
Emerson Electric Co.	175,006	8,545,543
Encore Wire Corp.	5,121	185,073
EnerSys	11,819	607,024
Engility Holdings, Inc. *	1,304	18,921
EnPro Industries, Inc.	4,802	249,128
ESCO Technologies, Inc.	9,300	331,917
Esterline Technologies Corp. *	9,300	520,893
Fastenal Co. (a)	78,254	3,544,124
Federal Signal Corp.	16,321	193,567
Flowserve Corp.	37,283	1,566,632
Fluor Corp.	36,170	1,665,267
Fortune Brands Home & Security, Inc.	40,025	2,010,055
Franklin Electric Co., Inc.	10,544	314,738
GATX Corp.	13,950	599,990
Generac Holdings, Inc. *	16,569	575,607
General Cable Corp.	16,445	141,263
General Dynamics Corp.	80,333	10,946,978
General Electric Co.	2,470,326	71,985,300
Gibraltar Industries, Inc. *	4,353	107,584
Global Brass & Copper Holdings, Inc.	480	10,579
Graco, Inc.	16,275	1,274,658
Granite Construction, Inc.	13,185	546,518
Great Lakes Dredge & Dock Corp. *	14,368	48,851
Griffon Corp.	11,690	173,713
H&E Equipment Services, Inc.	9,398	123,772
Security	Number of Shares	Value ($)
Harsco Corp.	25,575	96,929
HD Supply Holdings, Inc. *	39,673	1,102,513
HEICO Corp.	14,200	816,642
Hexcel Corp.	23,706	979,769
Hillenbrand, Inc.	18,600	523,032
Honeywell International, Inc.	200,774	20,348,445
Hubbell, Inc.	13,343	1,325,760
Huntington Ingalls Industries, Inc.	11,767	1,542,183
Hyster-Yale Materials Handling, Inc.	2,983	176,355
IDEX Corp.	20,925	1,572,723
Illinois Tool Works, Inc.	84,055	7,922,184
Ingersoll-Rand plc	65,777	3,654,570
ITT Corp.	23,250	819,795
Jacobs Engineering Group, Inc. *	32,550	1,258,057
John Bean Technologies Corp.	7,034	369,988
Joy Global, Inc. (a)	27,646	357,186
KBR, Inc.	37,752	522,110
Kennametal, Inc.	20,925	421,220
KLX, Inc. *	12,142	339,855
L-3 Communications Holdings, Inc.	19,670	2,307,488
Lennox International, Inc.	11,767	1,520,414
Lincoln Electric Holdings, Inc.	19,724	1,076,339
Lindsay Corp. (a)	2,546	184,330
Lockheed Martin Corp.	70,135	15,134,432
Lydall, Inc. *	1,704	49,331
Masco Corp.	88,135	2,485,407
MasTec, Inc. *	18,202	309,070
Meritor, Inc. *	26,099	193,916
Moog, Inc., Class A *	9,584	413,837
MSC Industrial Direct Co., Inc., Class A	11,625	808,867
Mueller Industries, Inc.	29,002	760,432
Mueller Water Products, Inc., Class A	39,526	340,319
MYR Group, Inc. *	10,036	225,107
Navistar International Corp. *(a)	33,762	283,938
Nordson Corp.	13,950	999,796
Nortek, Inc. *	2,778	114,537
Northrop Grumman Corp.	48,079	9,241,745
NOW, Inc. *	34,362	555,977
Orbital ATK, Inc.	16,843	1,410,770
Oshkosh Corp.	23,250	802,125
Owens Corning	35,024	1,503,230
PACCAR, Inc.	93,000	4,789,500
Parker-Hannifin Corp.	36,559	3,699,771
Pentair plc	49,359	2,354,918
PGT, Inc. *	19,972	197,523
Primoris Services Corp.	12,023	256,811
Quanex Building Products Corp.	9,344	160,904
Quanta Services, Inc. *	39,830	808,151
Raven Industries, Inc.	19,064	291,298
Raytheon Co.	77,729	9,626,737
RBC Bearings, Inc. *	6,975	444,273
Regal Beloit Corp.	11,625	634,493
Rexnord Corp. *	19,000	344,660
Rockwell Automation, Inc.	34,434	3,584,235
Rockwell Collins, Inc.	35,269	3,088,506
Roper Technologies, Inc.	25,575	4,294,810
Rush Enterprises, Inc., Class A *	7,364	127,692
Sensata Technologies Holding N.V. *	42,591	1,452,779
Simpson Manufacturing Co., Inc.	9,834	333,766

See financial notes    3

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Snap-on, Inc.	14,250	2,061,547
SolarCity Corp. *(a)	13,026	240,069
Spirit AeroSystems Holdings, Inc., Class A *	33,301	1,531,846
SPX Corp.	10,234	120,659
SPX FLOW, Inc. *	10,234	191,683
Standex International Corp.	2,325	163,750
Stanley Black & Decker, Inc.	37,170	3,494,352
Sun Hydraulics Corp.	5,121	152,503
TAL International Group, Inc. *	17,313	220,394
TASER International, Inc. *	12,515	242,541
Teledyne Technologies, Inc. *	9,347	796,177
Tennant Co.	6,975	324,617
Terex Corp.	30,225	676,436
Textainer Group Holdings Ltd. (a)	15,654	188,161
Textron, Inc.	72,075	2,461,361
The Boeing Co.	164,402	19,429,028
The Gorman-Rupp Co.	1,580	39,911
The Greenbrier Cos., Inc.	3,158	80,371
The Manitowoc Co., Inc.	39,525	626,471
The Middleby Corp. *	14,049	1,300,937
The Timken Co.	20,925	624,193
The Toro Co.	14,244	1,135,247
Thermon Group Holdings, Inc. *	12,495	211,790
TransDigm Group, Inc. *	13,754	2,937,579
Trex Co., Inc. *	10,492	451,890
TriMas Corp. *	9,919	164,060
Trinity Industries, Inc.	41,850	662,904
Triumph Group, Inc.	11,927	363,296
Tutor Perini Corp. *	9,908	132,371
United Rentals, Inc. *	26,013	1,341,490
United Technologies Corp.	204,017	19,712,123
Univar, Inc. *	11,995	188,681
Universal Forest Products, Inc.	4,722	362,272
USG Corp. *	21,401	455,841
Valmont Industries, Inc.	5,797	655,351
W.W. Grainger, Inc.	14,823	3,215,109
Wabash National Corp. *	16,546	194,085
WABCO Holdings, Inc. *	13,309	1,255,039
Wabtec Corp.	23,450	1,655,570
Watsco, Inc.	6,975	889,661
Watts Water Technologies, Inc., Class A	7,069	364,548
WESCO International, Inc. *	11,625	512,081
Woodward, Inc.	13,950	654,953
Xylem, Inc.	46,500	1,739,565
		402,217,299
Commercial & Professional Services 1.1%
Acacia Research Corp.	31,311	98,943
ACCO Brands Corp. *	29,108	212,779
Brady Corp., Class A	11,625	303,761
CEB, Inc.	7,365	399,699
Cintas Corp.	22,839	1,918,248
Clean Harbors, Inc. *	13,950	594,270
Copart, Inc. *	28,340	1,069,835
Covanta Holding Corp.	34,875	485,809
Deluxe Corp.	13,950	800,869
Equifax, Inc.	32,550	3,413,844
Essendant, Inc.	13,950	411,107
Exponent, Inc.	5,222	243,815
Security	Number of Shares	Value ($)
FTI Consulting, Inc. *	9,772	321,597
G&K Services, Inc., Class A	6,975	462,442
GP Strategies Corp. *	10,932	269,583
Healthcare Services Group, Inc.	18,600	659,928
Herman Miller, Inc.	14,206	370,635
HNI Corp.	13,950	471,649
Huron Consulting Group, Inc. *	6,050	335,896
ICF International, Inc. *	4,856	164,036
IHS, Inc., Class A *	17,082	1,776,357
Insperity, Inc.	6,984	331,670
KAR Auction Services, Inc.	35,853	1,269,555
Kelly Services, Inc., Class A	7,434	128,088
Kforce, Inc.	9,412	150,027
Knoll, Inc.	11,802	225,418
Korn/Ferry International	11,695	332,372
ManpowerGroup, Inc.	20,925	1,620,432
Matthews International Corp., Class A	9,300	440,541
McGrath RentCorp	5,052	124,279
Multi-Color Corp.	3,959	192,724
Navigant Consulting, Inc. *	14,002	212,550
Nielsen Holdings plc	95,736	4,819,350
On Assignment, Inc. *	12,750	420,878
Pitney Bowes, Inc.	53,475	968,967
R.R. Donnelley & Sons Co.	45,089	684,451
Republic Services, Inc.	65,667	3,000,982
Resources Connection, Inc.	18,964	263,031
Robert Half International, Inc.	39,525	1,556,890
Rollins, Inc.	28,134	774,529
RPX Corp. *	27,331	270,850
Steelcase, Inc., Class A	19,046	237,885
Stericycle, Inc. *	23,250	2,648,872
Team, Inc. *	6,975	178,769
Tetra Tech, Inc.	14,550	400,562
The ADT Corp.	47,564	1,920,159
The Advisory Board Co. *	14,768	435,508
The Brink's Co.	13,950	408,038
The Dun & Bradstreet Corp.	9,894	947,746
TransUnion *	15,798	416,593
TriNet Group, Inc. *	21,147	276,814
TrueBlue, Inc. *	13,950	320,153
Tyco International plc	109,843	3,864,277
UniFirst Corp.	4,650	490,156
US Ecology, Inc.	5,812	215,044
Verisk Analytics, Inc. *	41,285	3,007,199
Viad Corp.	10,232	290,180
WageWorks, Inc. *	7,465	359,589
Waste Connections, Inc.	30,655	1,890,494
Waste Management, Inc.	106,251	5,934,118
West Corp.	28,715	639,770
		57,454,612
Consumer Durables & Apparel 1.7%
Beazer Homes USA, Inc. *	12,290	89,963
Brunswick Corp.	23,250	989,055
CalAtlantic Group, Inc.	26,977	818,482
Callaway Golf Co.	32,167	285,965
Carter's, Inc.	14,564	1,480,139
Cavco Industries, Inc. *	2,469	200,335
Coach, Inc.	70,520	2,746,049
Columbia Sportswear Co.	9,300	553,536

4    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Crocs, Inc. *	25,626	250,879
D.R. Horton, Inc.	81,932	2,189,223
Deckers Outdoor Corp. *	7,675	434,098
Ethan Allen Interiors, Inc.	5,222	148,984
G-III Apparel Group Ltd. *	11,754	620,023
Garmin Ltd.	30,225	1,224,415
GoPro, Inc., Class A *(a)	18,723	222,429
Hanesbrands, Inc.	102,300	2,914,527
Harman International Industries, Inc.	18,600	1,426,248
Hasbro, Inc.	30,225	2,293,171
Helen of Troy Ltd. *	6,548	624,417
Iconix Brand Group, Inc. *(a)	21,431	186,450
iRobot Corp. *	5,261	164,880
Jarden Corp. *	55,023	2,909,616
Kate Spade & Co. *	28,141	557,755
KB Home (a)	25,160	306,952
La-Z-Boy, Inc.	14,484	352,685
Leggett & Platt, Inc.	35,216	1,572,747
Lennar Corp., B Shares	6,118	206,238
Lennar Corp., Class A	45,959	1,927,520
LGI Homes, Inc. *(a)	7,201	170,952
Libbey, Inc.	7,407	123,178
lululemon athletica, Inc. *	26,400	1,656,072
M.D.C Holdings, Inc.	19,964	441,404
M/I Homes, Inc. *	10,636	186,875
Mattel, Inc.	91,339	2,970,344
Michael Kors Holdings Ltd. *	51,906	2,940,475
Mohawk Industries, Inc. *	16,439	2,954,581
Movado Group, Inc.	4,922	143,772
NACCO Industries, Inc., Class A	2,325	114,878
Newell Rubbermaid, Inc.	67,851	2,579,016
NIKE, Inc., Class B	350,320	21,576,209
NVR, Inc. *	848	1,388,176
Oxford Industries, Inc.	4,652	337,875
Polaris Industries, Inc.	16,389	1,440,757
PulteGroup, Inc.	88,350	1,518,736
PVH Corp.	21,308	1,686,528
Ralph Lauren Corp.	16,275	1,477,119
Skechers U.S.A., Inc., Class A *	28,632	942,565
Smith & Wesson Holding Corp. *	17,107	433,834
Steven Madden Ltd. *	16,838	592,698
Sturm Ruger & Co., Inc.	4,872	342,550
Taylor Morrison Home Corp., Class A *	7,765	108,011
Tempur Sealy International, Inc. *	20,058	1,156,745
Toll Brothers, Inc. *	39,525	1,084,961
TopBuild Corp. *	10,640	287,067
TRI Pointe Group, Inc. *	31,102	320,662
Tumi Holdings, Inc. *	23,730	468,667
Tupperware Brands Corp.	12,353	617,156
Under Armour, Inc., Class A *	46,544	3,895,267
Unifi, Inc. *	9,848	220,694
Universal Electronics, Inc. *	2,668	141,778
VF Corp.	89,604	5,834,116
Vista Outdoor, Inc. *	14,750	727,175
WCI Communities, Inc. *	10,836	186,921
Whirlpool Corp.	20,500	3,184,060
William Lyon Homes, Class A *	11,036	130,887
Wolverine World Wide, Inc.	27,900	528,147
		92,607,689
Security	Number of Shares	Value ($)
Consumer Services 2.4%
2U, Inc. *	13,315	297,590
Apollo Education Group, Inc. *	44,777	366,724
Aramark	62,505	1,963,907
Belmond Ltd., Class A *	23,250	213,667
BJ's Restaurants, Inc. *	5,626	247,994
Bloomin' Brands, Inc.	18,952	327,680
Bob Evans Farms, Inc.	7,110	305,090
Boyd Gaming Corp. *	12,372	214,283
Bright Horizons Family Solutions, Inc. *	10,020	634,967
Brinker International, Inc.	12,846	639,731
Buffalo Wild Wings, Inc. *	6,364	1,009,649
Capella Education Co.	5,418	250,528
Carnival Corp.	119,684	5,740,045
Carriage Services, Inc.	780	16,076
Chipotle Mexican Grill, Inc. *	7,811	3,977,049
Choice Hotels International, Inc.	10,419	540,017
Churchill Downs, Inc.	3,042	412,556
Chuy's Holdings, Inc. *	8,677	278,011
ClubCorp Holdings, Inc.	19,488	258,606
Cracker Barrel Old Country Store, Inc. (a)	6,975	1,032,649
Darden Restaurants, Inc.	30,209	1,929,751
Dave & Buster's Entertainment, Inc. *	6,218	229,506
Denny's Corp. *	23,480	242,548
Diamond Resorts International, Inc. *(a)	19,964	435,016
DineEquity, Inc.	5,185	474,272
Domino's Pizza, Inc.	14,100	1,875,864
Dunkin' Brands Group, Inc.	26,276	1,223,936
Fiesta Restaurant Group, Inc. *	11,332	375,316
Graham Holdings Co., Class B	1,012	493,967
Grand Canyon Education, Inc. *	11,829	461,094
H&R Block, Inc.	66,138	2,174,617
Hilton Worldwide Holdings, Inc.	135,265	2,810,807
Houghton Mifflin Harcourt Co. *	26,943	506,798
Hyatt Hotels Corp., Class A *	8,207	378,753
International Speedway Corp., Class A	7,117	245,465
Interval Leisure Group, Inc.	11,818	153,043
Jack in the Box, Inc.	9,856	677,600
K12, Inc. *	17,181	168,202
Krispy Kreme Doughnuts, Inc. *	16,446	240,769
La Quinta Holdings, Inc. *	23,930	259,880
Las Vegas Sands Corp.	98,223	4,742,206
LifeLock, Inc. *	29,608	326,576
Marriott International, Inc., Class A (a)	52,406	3,571,469
Marriott Vacations Worldwide Corp.	7,177	434,567
McDonald's Corp.	239,724	28,093,256
MGM Resorts International *	126,411	2,392,960
Norwegian Cruise Line Holdings Ltd. *	41,951	2,061,053
Panera Bread Co., Class A *	7,089	1,468,841
Papa John's International, Inc.	9,556	555,681
Penn National Gaming, Inc. *	16,475	228,014
Pinnacle Entertainment, Inc. *	14,549	420,612
Popeyes Louisiana Kitchen, Inc. *	11,741	639,767
Red Robin Gourmet Burgers, Inc. *	5,558	361,826

See financial notes    5

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Regis Corp. *	14,206	203,572
Royal Caribbean Cruises Ltd.	43,480	3,233,608
Ruth's Hospitality Group, Inc.	16,613	291,890
Scientific Games Corp., Class A *(a)	22,125	188,284
Service Corp. International	53,910	1,267,963
ServiceMaster Global Holdings, Inc. *	37,576	1,425,258
Six Flags Entertainment Corp.	22,557	1,147,249
Sonic Corp.	16,275	477,997
Sotheby's	16,371	372,440
Starbucks Corp.	386,884	22,520,518
Starwood Hotels & Resorts Worldwide, Inc.	41,613	2,875,874
Strayer Education, Inc. *	5,118	230,975
Texas Roadhouse, Inc.	16,275	678,830
The Cheesecake Factory, Inc.	12,067	602,143
The Wendy's Co.	69,029	646,802
Vail Resorts, Inc.	9,300	1,184,913
Weight Watchers International, Inc. *(a)	12,015	141,417
Wyndham Worldwide Corp.	31,503	2,294,679
Wynn Resorts Ltd. (a)	20,337	1,677,396
Yum! Brands, Inc.	112,555	8,156,861
Zoe's Kitchen, Inc. *	8,341	291,351
		129,290,871
Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	13,950	1,934,725
Ally Financial, Inc. *	109,702	1,928,561
American Express Co.	220,137	12,235,214
Ameriprise Financial, Inc.	45,776	3,842,895
Berkshire Hathaway, Inc., Class B *	491,912	65,999,833
BGC Partners, Inc., Class A	30,743	265,620
BlackRock, Inc.	32,687	10,197,037
Capital One Financial Corp.	140,656	9,245,319
Cash America International, Inc.	7,118	239,805
CBOE Holdings, Inc.	21,451	1,340,687
CME Group, Inc.	89,432	8,177,662
Cohen & Steers, Inc.	6,975	217,062
Cowen Group, Inc., Class A *	54,057	183,253
Credit Acceptance Corp. *(a)	2,325	458,188
Diamond Hill Investment Group, Inc.	1,300	219,700
Discover Financial Services	112,372	5,216,308
E*TRADE Financial Corp. *	72,523	1,701,390
Eaton Vance Corp.	30,225	873,805
Encore Capital Group, Inc. *(a)	4,922	114,436
Evercore Partners, Inc., Class A	10,270	479,301
FactSet Research Systems, Inc.	11,625	1,749,446
Federated Investors, Inc., Class B	37,632	984,829
Financial Engines, Inc.	19,974	487,366
First Cash Financial Services, Inc.	13,015	548,843
FNFV Group *	23,284	236,798
Franklin Resources, Inc.	100,461	3,601,527
GAMCO Investors, Inc., Class A	2,797	97,168
Green Dot Corp., Class A *	18,972	391,962
Greenhill & Co., Inc.	5,244	120,927
HFF, Inc., Class A	11,625	290,974
Interactive Brokers Group, Inc., Class A	23,615	806,925
Security	Number of Shares	Value ($)
Intercontinental Exchange, Inc.	30,737	7,329,545
INTL FCStone, Inc. *	2,004	51,162
Invesco Ltd.	110,343	2,950,572
Investment Technology Group, Inc.	9,844	180,342
Janus Capital Group, Inc.	46,500	601,245
KCG Holdings, Inc., Class A *	24,202	255,815
Lazard Ltd., Class A	34,939	1,229,154
Legg Mason, Inc.	26,568	758,782
LendingClub Corp. *	60,773	530,548
Leucadia National Corp.	74,897	1,082,262
LPL Financial Holdings, Inc. (a)	19,763	399,805
MarketAxess Holdings, Inc.	10,760	1,274,630
McGraw Hill Financial, Inc.	72,075	6,468,010
Moelis & Co., Class A	10,136	250,562
Moody's Corp.	44,955	3,992,004
Morgan Stanley	392,505	9,694,873
Morningstar, Inc.	4,964	394,092
MSCI, Inc.	25,542	1,801,222
Nasdaq, Inc.	30,313	1,918,510
Navient Corp.	89,694	971,386
Nelnet, Inc., Class A	7,051	265,118
NewStar Financial, Inc. *	11,760	80,674
Northern Trust Corp.	55,800	3,313,404
NorthStar Asset Management Group, Inc.	46,849	512,060
OneMain Holdings, Inc. *	10,187	229,921
Piper Jaffray Cos. *	7,380	312,543
PRA Group, Inc. *	13,950	340,380
Raymond James Financial, Inc.	30,889	1,354,174
Safeguard Scientifics, Inc. *	2,659	31,429
Santander Consumer USA Holdings, Inc. *	22,166	227,201
SEI Investments Co.	33,138	1,264,877
SLM Corp. *	112,424	656,556
State Street Corp.	107,758	5,902,983
Stifel Financial Corp. *	14,625	423,540
Synchrony Financial *	215,863	5,817,508
T. Rowe Price Group, Inc.	65,100	4,499,061
TD Ameritrade Holding Corp.	68,889	1,968,848
The Bank of New York Mellon Corp.	288,892	10,223,888
The Charles Schwab Corp. (b)	306,879	7,687,319
The Goldman Sachs Group, Inc.	103,255	15,439,720
Virtus Investment Partners, Inc.	1,092	100,257
Voya Financial, Inc.	58,306	1,711,864
Waddell & Reed Financial, Inc., Class A	21,225	497,089
WisdomTree Investments, Inc. (a)	26,287	311,501
		239,494,002
Energy 5.9%
Alon USA Energy, Inc.	15,754	155,334
Anadarko Petroleum Corp.	128,875	4,890,806
Antero Resources Corp. *(a)	17,245	394,048
Apache Corp.	100,578	3,850,126
Archrock, Inc.	16,303	65,049
Atwood Oceanics, Inc. (a)	22,547	155,123
Baker Hughes, Inc.	117,466	5,035,767
Basic Energy Services, Inc. *(a)	14,574	25,505
Bristow Group, Inc.	9,568	145,529
Cabot Oil & Gas Corp.	111,600	2,246,508

6    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
California Resources Corp.	63,135	35,488
Cameron International Corp. *	50,144	3,287,441
CARBO Ceramics, Inc. (a)	8,263	165,177
Carrizo Oil & Gas, Inc. *	12,788	274,942
Cheniere Energy, Inc. *	58,721	2,099,276
Chesapeake Energy Corp. (a)	140,540	366,809
Chevron Corp.	491,999	41,052,397
Cimarex Energy Co.	23,250	1,953,698
Cobalt International Energy, Inc. *	91,733	244,010
Columbia Pipeline Group, Inc.	114,672	2,081,297
Concho Resources, Inc. *	32,150	2,901,216
ConocoPhillips	319,237	10,799,788
CONSOL Energy, Inc. (a)	67,511	582,620
Continental Resources, Inc. *	23,528	545,379
Core Laboratories N.V. (a)	11,645	1,222,026
CVR Energy, Inc. (a)	4,650	109,973
Delek US Holdings, Inc.	13,965	220,926
Denbury Resources, Inc. (a)	162,027	207,395
Devon Energy Corp.	100,463	1,977,112
Diamond Offshore Drilling, Inc. (a)	21,829	436,798
Diamondback Energy, Inc. *	16,639	1,185,529
Dril-Quip, Inc. *	10,247	555,900
Energen Corp.	18,600	492,528
Ensco plc, Class A	71,269	617,902
EOG Resources, Inc.	147,591	9,555,041
EQT Corp.	45,191	2,518,946
Era Group, Inc. *	4,650	42,873
Evolution Petroleum Corp.	4,670	20,174
Exterran Corp. *	8,055	109,870
Exxon Mobil Corp.	1,088,585	87,250,088
FMC Technologies, Inc. *	60,638	1,487,450
Forum Energy Technologies, Inc. *	12,259	144,166
Frank's International N.V.	4,283	59,491
Geospace Technologies Corp. *	1,092	12,198
Green Plains, Inc.	18,181	247,262
Gulfport Energy Corp. *	28,685	688,440
Halliburton Co.	221,554	7,151,763
Helix Energy Solutions Group, Inc. *	45,321	176,752
Helmerich & Payne, Inc.	26,775	1,418,272
Hess Corp.	64,302	2,803,567
HollyFrontier Corp.	51,649	1,746,769
Hornbeck Offshore Services, Inc. *	13,335	114,548
Kinder Morgan, Inc.	479,708	8,677,918
Kosmos Energy Ltd. *	73,273	357,572
Laredo Petroleum, Inc. *(a)	36,890	188,508
Marathon Oil Corp.	172,610	1,417,128
Marathon Petroleum Corp.	137,401	4,705,984
Matador Resources Co. *	18,805	303,513
Matrix Service Co. *	13,015	239,346
McDermott International, Inc. *	43,994	145,180
Memorial Resource Development Corp. *	14,878	143,870
Murphy Oil Corp.	42,386	728,191
Nabors Industries Ltd.	111,548	798,684
National Oilwell Varco, Inc.	99,052	2,899,252
Natural Gas Services Group, Inc. *	6,254	112,947
Newfield Exploration Co. *	42,306	1,151,992
Noble Corp. plc (a)	70,110	584,016
Noble Energy, Inc.	111,706	3,295,327
Oasis Petroleum, Inc. *	53,878	290,402
Occidental Petroleum Corp.	200,881	13,824,630
Oceaneering International, Inc.	27,900	770,598
Security	Number of Shares	Value ($)
ONEOK, Inc.	52,250	1,254,000
Parsley Energy, Inc., Class A *	30,680	563,898
Patterson-UTI Energy, Inc.	45,077	700,497
PBF Energy, Inc., Class A	23,342	704,928
PDC Energy, Inc. *	9,300	466,023
Phillips 66	125,393	9,954,950
Pioneer Natural Resources Co.	41,184	4,963,908
QEP Resources, Inc.	52,150	508,984
Range Resources Corp. (a)	41,850	993,101
Rice Energy, Inc. *	15,782	144,563
RigNet, Inc. *	3,527	46,556
Rowan Cos. plc, Class A	27,417	365,194
RPC, Inc.	21,701	294,483
RSP Permian, Inc. *	20,344	486,425
Schlumberger Ltd.	326,780	23,436,662
SEACOR Holdings, Inc. *	4,650	225,014
SemGroup Corp., Class A	13,230	251,370
SM Energy Co.	24,127	218,108
Southwestern Energy Co. *(a)	91,354	528,026
Spectra Energy Corp.	175,305	5,118,906
Superior Energy Services, Inc.	51,226	526,603
Synergy Resources Corp. *	22,317	139,481
Targa Resources Corp.	43,862	1,179,011
Teekay Corp.	9,546	76,368
Tesco Corp.	8,245	59,694
Tesoro Corp.	30,823	2,486,800
TETRA Technologies, Inc. *	41,103	207,159
The Williams Cos., Inc.	178,880	2,860,291
Transocean Ltd. (a)	99,423	860,009
Unit Corp. *	23,230	124,513
US Silica Holdings, Inc. (a)	18,664	358,162
Valero Energy Corp.	124,382	7,472,871
Weatherford International plc *	192,975	1,235,040
Western Refining, Inc.	16,275	434,054
Whiting Petroleum Corp. *	46,454	186,281
World Fuel Services Corp.	18,600	870,666
WPX Energy, Inc. *	62,254	255,864
		317,120,613
Food & Staples Retailing 2.2%
Casey's General Stores, Inc.	11,512	1,215,322
Costco Wholesale Corp.	113,100	16,968,393
CVS Health Corp.	288,205	28,004,880
Ingles Markets, Inc., Class A	5,618	189,495
PriceSmart, Inc.	7,833	605,178
Rite Aid Corp. *	271,411	2,157,717
Smart & Final Stores, Inc. *	1,532	24,895
SpartanNash Co.	6,646	182,433
Sprouts Farmers Market, Inc. *	37,467	1,067,060
SUPERVALU, Inc. *	53,594	273,865
Sysco Corp.	144,376	6,371,313
The Andersons, Inc.	7,375	198,019
The Fresh Market, Inc. *	17,481	403,287
The Kroger Co.	256,038	10,218,477
United Natural Foods, Inc. *	12,625	389,607
Wal-Mart Stores, Inc.	411,058	27,269,588
Walgreens Boots Alliance, Inc.	225,838	17,827,652
Weis Markets, Inc.	4,650	193,579
Whole Foods Market, Inc.	86,505	2,708,471
		116,269,231

See financial notes    7

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	513,456	31,613,486
Archer-Daniels-Midland Co.	160,520	5,611,779
B&G Foods, Inc.	13,950	482,531
Blue Buffalo Pet Products, Inc. *(a)	12,895	235,979
Brown-Forman Corp., Class A	7,117	758,601
Brown-Forman Corp., Class B	26,748	2,633,876
Bunge Ltd.	37,200	1,849,584
Cal-Maine Foods, Inc. (a)	5,356	285,903
Calavo Growers, Inc.	5,718	306,256
Campbell Soup Co.	44,763	2,764,115
Coca-Cola Bottling Co. Consolidated	1,500	262,080
Coca-Cola Enterprises, Inc.	53,598	2,600,039
ConAgra Foods, Inc.	112,020	4,711,561
Constellation Brands, Inc., Class A	44,577	6,304,525
Darling Ingredients, Inc. *	71,701	646,026
Dean Foods Co.	23,403	451,444
Diamond Foods, Inc. *(d)	9,300	352,007
Dr. Pepper Snapple Group, Inc.	49,676	4,546,844
Flowers Foods, Inc.	42,582	729,430
Fresh Del Monte Produce, Inc.	11,625	466,279
General Mills, Inc.	156,690	9,221,207
Hormel Foods Corp.	74,400	3,162,744
Ingredion, Inc.	17,959	1,817,810
J&J Snack Foods Corp.	3,324	368,266
Kellogg Co.	65,626	4,857,637
Keurig Green Mountain, Inc.	30,690	2,821,639
Lancaster Colony Corp.	4,662	474,452
Landec Corp. *	20,572	207,571
McCormick & Co., Inc. Non-Voting Shares	29,584	2,759,004
Mead Johnson Nutrition Co.	51,462	3,795,837
Molson Coors Brewing Co., Class B	48,416	4,128,432
Mondelez International, Inc., Class A	416,531	16,882,001
Monster Beverage Corp. *	39,624	4,972,812
PepsiCo, Inc.	379,745	37,146,656
Philip Morris International, Inc.	405,843	36,943,888
Pilgrim's Pride Corp. *	21,302	520,834
Pinnacle Foods, Inc.	38,565	1,665,622
Post Holdings, Inc. *	15,713	1,091,425
Reynolds American, Inc.	220,190	11,104,182
Seaboard Corp. *	76	222,300
Snyder's-Lance, Inc. (a)	13,950	456,305
The Boston Beer Co., Inc., Class A *	2,325	437,356
The Coca-Cola Co.	1,023,440	44,140,967
The Hain Celestial Group, Inc. *	25,954	959,519
The Hershey Co.	39,525	3,592,427
The J.M. Smucker Co.	30,492	3,889,864
The Kraft Heinz Co.	154,470	11,897,279
The WhiteWave Foods Co. *	44,211	1,711,850
Tootsie Roll Industries, Inc. (a)	7,416	247,101
TreeHouse Foods, Inc. *	12,716	1,073,485
Tyson Foods, Inc., Class A	77,045	4,988,664
Vector Group Ltd.	23,902	555,243
		285,726,724
Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.2%
Abaxis, Inc.	10,427	408,947
Abbott Laboratories	384,753	14,905,331
ABIOMED, Inc. *	11,806	944,598
Acadia Healthcare Co., Inc. *	18,026	998,821
Accuray, Inc. *	43,162	217,968
Aceto Corp.	10,036	215,272
Adeptus Health, Inc., Class A *(a)	5,372	305,774
Aetna, Inc.	91,562	9,946,380
Air Methods Corp. *	13,415	487,367
Alere, Inc. *	20,925	1,115,302
Align Technology, Inc. *	16,870	1,113,926
Allscripts Healthcare Solutions, Inc. *	48,825	611,289
Amedisys, Inc. *	12,405	455,760
AmerisourceBergen Corp.	50,200	4,348,324
AMN Healthcare Services, Inc. *	17,275	491,128
Amsurg Corp. *	16,312	1,110,032
Analogic Corp.	2,529	189,624
Anthem, Inc.	68,693	8,977,488
athenahealth, Inc. *	9,300	1,200,351
Atrion Corp.	600	225,450
Baxter International, Inc.	141,825	5,603,506
Becton Dickinson & Co.	53,637	7,908,776
Boston Scientific Corp. *	347,736	5,904,557
Brookdale Senior Living, Inc. *	44,556	640,270
C.R. Bard, Inc.	18,961	3,647,717
Cantel Medical Corp.	9,853	626,946
Capital Senior Living Corp. *	12,795	218,539
Cardinal Health, Inc.	86,319	7,052,262
Cardiovascular Systems, Inc. *	6,988	58,420
Centene Corp. *	32,594	1,856,554
Cerner Corp. *	77,407	3,952,401
Chemed Corp.	4,697	603,564
Cigna Corp.	67,821	9,468,490
Community Health Systems, Inc. *	30,242	457,259
Computer Programs & Systems, Inc.	2,522	142,897
CONMED Corp.	7,012	278,657
Cynosure, Inc., Class A *	10,488	426,547
DaVita HealthCare Partners, Inc. *	41,058	2,708,596
DENTSPLY International, Inc.	37,200	2,267,712
DexCom, Inc. *	24,208	1,574,972
Edwards Lifesciences Corp. *	56,984	4,957,608
Endologix, Inc. *	14,071	121,292
Envision Healthcare Holdings, Inc. *	47,133	1,036,455
ExamWorks Group, Inc. *	17,881	520,337
Express Scripts Holding Co. *	176,502	12,422,211
GenMark Diagnostics, Inc. *	26,849	132,903
Globus Medical, Inc., Class A *	14,479	351,840
Greatbatch, Inc. *	10,822	409,072
Haemonetics Corp. *	13,950	447,516
Halyard Health, Inc. *	11,924	304,300
HCA Holdings, Inc. *	83,667	5,790,593
Health Net, Inc. *	19,798	1,231,832
HealthEquity, Inc. *	12,935	269,307
HealthSouth Corp.	23,250	819,097
HealthStream, Inc. *	9,792	202,401
Healthways, Inc. *	390	4,107
HeartWare International, Inc. *	2,855	91,246
Henry Schein, Inc. *	21,467	3,551,715

8    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hill-Rom Holdings, Inc.	16,275	754,346
HMS Holdings Corp. *	26,849	353,601
Hologic, Inc. *	63,554	2,200,875
Humana, Inc.	37,954	6,716,719
ICU Medical, Inc. *	2,479	227,820
IDEXX Laboratories, Inc. *	23,862	1,745,744
IMS Health Holdings, Inc. *	31,038	800,160
Inogen, Inc. *	5,018	171,515
Inovalon Holdings, Inc., Class A *(a)	12,395	213,070
Insulet Corp. *	18,181	557,066
Integra LifeSciences Holdings Corp. *	6,989	428,845
Intuitive Surgical, Inc. *	9,892	5,569,790
Invacare Corp.	5,344	64,716
K2M Group Holdings, Inc. *	12,995	153,861
Kindred Healthcare, Inc.	23,250	244,357
Laboratory Corp. of America Holdings *	25,869	2,841,451
LDR Holding Corp. *	7,277	150,998
LHC Group, Inc. *	5,618	200,169
LifePoint Health, Inc. *	9,884	616,366
LivaNova plc *	12,593	710,749
Magellan Health, Inc. *	9,300	585,760
Masimo Corp. *	13,950	527,868
McKesson Corp.	60,450	9,407,229
Medidata Solutions, Inc. *	13,229	456,400
MEDNAX, Inc. *	23,850	1,598,904
Medtronic plc	367,512	28,441,754
Meridian Bioscience, Inc.	16,275	327,941
Merit Medical Systems, Inc. *	11,625	218,666
Molina Healthcare, Inc. *	10,448	648,194
National HealthCare Corp.	2,378	152,501
Natus Medical, Inc. *	7,532	273,562
Neogen Corp. *	9,890	487,082
Nevro Corp. *	5,818	335,117
NuVasive, Inc. *	17,278	722,220
NxStage Medical, Inc. *	28,774	428,733
Omnicell, Inc. *	18,166	497,203
Orthofix International N.V. *	7,477	287,192
Owens & Minor, Inc.	16,275	641,398
Patterson Cos., Inc.	21,119	917,409
PharMerica Corp. *	12,190	281,711
Quality Systems, Inc.	20,572	319,895
Quest Diagnostics, Inc.	35,659	2,372,393
Quidel Corp. *	7,564	118,528
ResMed, Inc.	37,200	2,117,052
SeaSpine Holdings Corp. *	2,329	29,345
Sirona Dental Systems, Inc. *(d)	14,025	1,551,076
St. Jude Medical, Inc.	75,211	4,038,079
STERIS plc	20,999	1,350,656
Stryker Corp.	80,973	8,087,583
Surgical Care Affiliates, Inc. *	7,277	294,937
Team Health Holdings, Inc. *	16,803	748,910
Teleflex, Inc.	11,625	1,660,282
Tenet Healthcare Corp. *	34,440	854,801
The Cooper Cos., Inc.	11,625	1,661,910
The Providence Service Corp. *	5,918	281,164
The Spectranetics Corp. *	10,084	142,991
Triple-S Management Corp., Class B *	12,895	338,107
UnitedHealth Group, Inc.	250,347	29,816,328
Universal American Corp.	20,925	139,779
Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	23,250	2,566,102
US Physical Therapy, Inc.	5,818	294,914
Varian Medical Systems, Inc. *	24,539	1,919,441
Vascular Solutions, Inc. *	7,777	233,777
VCA, Inc. *	20,925	1,067,803
Veeva Systems, Inc., Class A *	19,937	484,270
WellCare Health Plans, Inc. *	11,625	1,044,739
West Pharmaceutical Services, Inc.	18,600	1,153,572
Wright Medical Group N.V. *	29,336	501,352
Zeltiq Aesthetics, Inc. *	9,784	225,326
Zimmer Biomet Holdings, Inc.	44,322	4,290,813
		277,996,593
Household & Personal Products 1.9%
Avon Products, Inc.	129,765	494,405
Central Garden & Pet Co., Class A *	18,181	245,989
Church & Dwight Co., Inc.	37,200	3,376,272
Colgate-Palmolive Co.	235,182	15,437,346
Coty, Inc., Class A (a)	21,595	615,025
Edgewell Personal Care Co.	16,389	1,252,939
Energizer Holdings, Inc.	16,389	638,188
Herbalife Ltd. *(a)	16,032	877,752
HRG Group, Inc. *	38,478	447,884
Kimberly-Clark Corp.	96,099	12,521,700
Nu Skin Enterprises, Inc., Class A (a)	16,275	496,225
Revlon, Inc., Class A *	7,334	256,690
Spectrum Brands Holdings, Inc.	7,878	754,476
The Clorox Co.	32,697	4,133,555
The Estee Lauder Cos., Inc., Class A	57,218	5,225,720
The Procter & Gamble Co.	710,993	57,085,628
USANA Health Sciences, Inc. *	1,800	202,896
WD-40 Co.	2,721	293,868
		104,356,558
Insurance 3.0%
Aflac, Inc.	111,119	6,613,803
Alleghany Corp. *	3,464	1,607,227
Allied World Assurance Co. Holdings AG	27,900	903,681
Ambac Financial Group, Inc. *	11,730	179,117
American Equity Investment Life Holding Co.	14,549	197,866
American Financial Group, Inc.	19,146	1,284,314
American International Group, Inc.	329,782	16,555,056
American National Insurance Co.	2,452	249,295
AMERISAFE, Inc.	4,656	239,784
AmTrust Financial Services, Inc.	15,016	367,141
Aon plc	70,669	6,734,049
Arch Capital Group Ltd. *	33,568	2,280,610
Argo Group International Holdings Ltd.	7,564	421,542
Arthur J. Gallagher & Co.	38,382	1,529,523
Aspen Insurance Holdings Ltd.	18,600	831,234
Assurant, Inc.	19,202	1,365,262
Assured Guaranty Ltd.	42,425	1,052,564
Axis Capital Holdings Ltd.	26,344	1,414,936
Brown & Brown, Inc.	30,225	976,570

See financial notes    9

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Chubb Ltd.	121,529	14,040,245
Cincinnati Financial Corp.	39,525	2,495,608
CNA Financial Corp.	9,316	269,885
CNO Financial Group, Inc.	58,533	1,020,230
Employers Holdings, Inc.	9,300	258,168
Endurance Specialty Holdings Ltd.	14,774	919,977
Enstar Group Ltd. *	2,725	430,686
Erie Indemnity Co., Class A	6,989	657,036
Everest Re Group Ltd.	10,748	2,000,525
FBL Financial Group, Inc., Class A	4,922	283,064
First American Financial Corp.	27,900	1,033,137
FNF Group	69,859	2,303,950
Genworth Financial, Inc., Class A *	146,817	311,252
Greenlight Capital Re Ltd., Class A *	6,975	149,265
Horace Mann Educators Corp.	9,905	305,173
Infinity Property & Casualty Corp.	2,325	173,817
Kemper Corp.	13,950	374,976
Lincoln National Corp.	66,169	2,417,154
Loews Corp.	61,621	2,239,923
Maiden Holdings Ltd.	11,990	143,520
Markel Corp. *	3,585	3,071,305
Marsh & McLennan Cos., Inc.	137,806	7,861,832
MBIA, Inc. *	58,700	402,682
Mercury General Corp.	9,300	488,994
MetLife, Inc.	288,313	11,405,662
National Western Life Group, Inc., Class A	1,100	236,071
Old Republic International Corp.	60,594	1,078,573
PartnerRe Ltd.	13,762	1,930,396
Primerica, Inc.	11,625	490,459
Principal Financial Group, Inc.	72,117	2,726,744
ProAssurance Corp.	14,822	730,873
Prudential Financial, Inc.	116,456	7,696,577
Reinsurance Group of America, Inc.	18,600	1,675,860
RenaissanceRe Holdings Ltd.	10,990	1,244,068
RLI Corp.	9,300	583,761
Safety Insurance Group, Inc.	4,650	257,191
Selective Insurance Group, Inc.	13,950	468,441
StanCorp Financial Group, Inc.	13,933	1,600,902
Stewart Information Services Corp.	5,422	182,992
The Allstate Corp.	103,380	6,560,495
The Hanover Insurance Group, Inc.	10,228	848,413
The Hartford Financial Services Group, Inc.	111,689	4,704,341
The Navigators Group, Inc. *	2,331	188,764
The Progressive Corp.	149,052	4,757,740
The Travelers Cos., Inc.	80,301	8,633,964
Third Point Reinsurance Ltd. *	29,096	321,511
Torchmark Corp.	29,839	1,528,354
United Fire Group, Inc.	4,856	195,794
Universal Insurance Holdings, Inc. (a)	14,998	292,761
Unum Group	67,813	1,934,705
Validus Holdings Ltd.	23,489	1,054,891
W.R. Berkley Corp.	28,044	1,444,266
White Mountains Insurance Group Ltd.	1,412	1,082,806
Willis Towers Watson plc	35,286	3,998,610
XL Group plc	75,790	2,605,660
		160,917,623
Security	Number of Shares	Value ($)
Materials 3.1%
A. Schulman, Inc.	7,128	175,990
Air Products & Chemicals, Inc.	51,085	6,767,230
Airgas, Inc.	16,689	2,361,827
Albemarle Corp.	28,868	1,622,959
Alcoa, Inc.	350,153	3,126,866
Allegheny Technologies, Inc.	37,428	501,909
AptarGroup, Inc.	16,275	1,199,630
Ashland, Inc.	15,834	1,508,822
Avery Dennison Corp.	23,874	1,554,675
Axalta Coating Systems Ltd. *	34,104	885,340
Axiall Corp.	26,213	521,639
Balchem Corp.	9,300	588,411
Ball Corp.	35,241	2,334,011
Bemis Co., Inc.	21,751	1,067,322
Berry Plastics Group, Inc. *	30,702	955,753
Boise Cascade Co. *	9,432	157,892
Cabot Corp.	16,275	724,726
Calgon Carbon Corp.	14,020	196,560
Carpenter Technology Corp.	12,176	361,871
Celanese Corp., Series A	37,584	2,267,819
CF Industries Holdings, Inc.	63,584	2,318,273
Chemtura Corp. *	37,932	957,024
Clearwater Paper Corp. *	6,975	283,673
Commercial Metals Co.	30,225	444,005
Compass Minerals International, Inc.	9,300	630,912
Crown Holdings, Inc. *	37,494	1,756,594
Deltic Timber Corp.	2,553	144,551
Domtar Corp.	18,600	654,534
E.I. du Pont de Nemours & Co.	231,137	14,069,309
Eagle Materials, Inc.	12,207	737,547
Eastman Chemical Co.	39,525	2,535,529
Ecolab, Inc.	70,533	7,233,159
Ferro Corp. *	21,202	210,536
Flotek Industries, Inc. *(a)	9,812	71,431
FMC Corp.	34,922	1,314,464
Freeport-McMoRan, Inc. (a)	364,035	2,777,587
GCP Applied Technologies, Inc. *	19,271	341,675
Graphic Packaging Holding Co.	83,819	1,033,488
Greif, Inc., Class A	7,977	211,470
H.B. Fuller Co.	11,867	456,761
Haynes International, Inc.	4,650	143,220
Headwaters, Inc. *	21,917	386,178
Hecla Mining Co.	58,259	150,891
Huntsman Corp.	51,938	564,047
Innophos Holdings, Inc.	6,975	202,136
International Flavors & Fragrances, Inc.	20,925	2,161,343
International Paper Co.	106,516	3,802,621
Kaiser Aluminum Corp.	4,650	356,237
KapStone Paper & Packaging Corp.	23,290	238,490
Kraton Performance Polymers, Inc. *	7,273	124,877
Louisiana-Pacific Corp. *	34,875	554,164
LyondellBasell Industries N.V., Class A	96,682	7,754,863
Martin Marietta Materials, Inc.	17,351	2,474,600
Materion Corp.	4,756	124,036
Mercer International, Inc.	24,490	222,859

10    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Minerals Technologies, Inc.	9,328	474,049
Monsanto Co.	113,148	10,182,189
Myers Industries, Inc.	9,300	111,879
Neenah Paper, Inc.	2,778	168,236
NewMarket Corp.	2,451	894,958
Newmont Mining Corp.	132,681	3,427,150
Nucor Corp.	79,556	3,129,733
Olin Corp.	40,196	609,371
Owens-Illinois, Inc. *	44,175	660,858
P.H. Glatfelter Co.	9,744	178,997
Packaging Corp. of America	25,575	1,240,387
Platform Specialty Products Corp. *	42,564	301,779
PolyOne Corp.	23,250	625,657
PPG Industries, Inc.	71,094	6,862,704
Praxair, Inc.	77,095	7,847,500
Quaker Chemical Corp.	4,650	361,817
Reliance Steel & Aluminum Co.	18,647	1,135,416
Resolute Forest Products, Inc. *	46,660	239,366
Royal Gold, Inc.	16,290	755,367
RPM International, Inc.	34,875	1,424,644
Schnitzer Steel Industries, Inc., Class A	17,213	251,998
Schweitzer-Mauduit International, Inc.	9,300	281,046
Sealed Air Corp.	49,094	2,245,069
Sensient Technologies Corp.	13,950	801,846
Silgan Holdings, Inc.	11,726	600,723
Sonoco Products Co.	25,575	1,117,627
Steel Dynamics, Inc.	55,800	1,015,002
Stepan Co.	4,650	231,012
Stillwater Mining Co. *	58,074	487,241
Summit Materials, Inc., Class A *	14,148	258,342
The Chemours Co.	66,524	341,268
The Dow Chemical Co.	299,264	14,547,223
The Mosaic Co.	84,269	2,245,769
The Scotts Miracle-Gro Co., Class A	11,625	802,357
The Sherwin-Williams Co.	20,389	5,515,224
The Valspar Corp.	19,124	1,496,262
US Concrete, Inc. *	5,418	291,218
Vulcan Materials Co.	32,656	3,217,596
W.R. Grace & Co. *	19,271	1,324,689
Westlake Chemical Corp.	9,594	413,693
WestRock Co.	65,303	2,205,282
Worthington Industries, Inc.	16,307	507,311
		167,154,191
Media 3.2%
AMC Entertainment Holdings, Inc., Class A	10,136	243,568
AMC Networks, Inc., Class A *	16,275	1,066,663
Cable One, Inc.	1,012	433,713
Cablevision Systems Corp., Class A	54,139	1,761,142
Carmike Cinemas, Inc. *	5,422	118,959
CBS Corp., Class B Non-Voting Shares	117,650	5,691,907
Charter Communications, Inc., Class A *(a)	19,974	3,586,531
Cinemark Holdings, Inc.	27,900	923,490
Comcast Corp., Class A	640,035	36,949,221
Security	Number of Shares	Value ($)
Discovery Communications, Inc., Class A *	37,630	940,750
Discovery Communications, Inc., Class C *	69,782	1,720,126
DISH Network Corp., Class A *	58,773	2,769,971
DreamWorks Animation SKG, Inc., Class A *	24,530	629,440
Gannett Co., Inc.	29,067	443,562
Global Eagle Entertainment, Inc. *	23,540	211,625
Gray Television, Inc. *	32,357	373,400
John Wiley & Sons, Inc., Class A	12,025	523,448
Liberty Broadband Corp., Class A *	5,910	297,214
Liberty Broadband Corp., Class C *	15,176	764,415
Liberty Global plc LiLAC, Class A *	3,464	117,603
Liberty Global plc LiLAC, Class C *	14,552	533,913
Liberty Global plc, Class A *	65,799	2,424,035
Liberty Global plc, Series C *	156,002	5,609,832
Liberty Media Corp., Class A *	18,740	667,519
Liberty Media Corp., Class C *	59,427	2,074,002
Lions Gate Entertainment Corp.	20,004	422,084
Live Nation Entertainment, Inc. *	34,966	768,902
Media General, Inc. *	34,462	572,758
Meredith Corp.	11,625	505,571
MSG Networks, Inc., Class A *	14,403	236,497
National CineMedia, Inc.	16,303	243,730
New Media Investment Group, Inc.	15,782	246,673
News Corp., Class A	126,270	1,366,241
Omnicom Group, Inc.	61,542	4,788,583
Regal Entertainment Group, Class A (a)	20,925	412,013
Scholastic Corp.	8,055	282,167
Scripps Networks Interactive, Inc., Class A	26,461	1,567,550
Sinclair Broadcast Group, Inc., Class A	17,426	537,941
Sirius XM Holdings, Inc. *	577,860	2,149,639
Starz, Class A *	19,615	494,102
TEGNA, Inc.	58,467	1,440,627
The E.W. Scripps Co., Class A	19,723	340,419
The Interpublic Group of Cos., Inc.	111,635	2,387,873
The Madison Square Garden Co., Class A *	4,801	744,155
The New York Times Co., Class A	41,850	526,055
The Walt Disney Co.	399,876	38,196,156
Time Warner Cable, Inc.	73,641	14,055,121
Time Warner, Inc.	210,663	13,945,891
Time, Inc.	28,293	398,931
Tribune Media Co., Class A	20,232	726,329
Twenty-First Century Fox, Inc., Class A	314,832	8,506,761
Twenty-First Century Fox, Inc., Class B	101,137	2,746,881
Viacom, Inc., Class A	5,918	245,360
Viacom, Inc., Class B	90,357	3,329,655
World Wrestling Entertainment, Inc., Class A (a)	13,495	225,636
		173,286,350
Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	426,149	23,271,997
ACADIA Pharmaceuticals, Inc. *	24,000	414,240

See financial notes    11

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Accelerate Diagnostics, Inc. *(a)	16,216	195,078
Acceleron Pharma, Inc. *	7,075	179,281
Achillion Pharmaceuticals, Inc. *	30,790	227,538
Acorda Therapeutics, Inc. *	14,498	474,230
Affymetrix, Inc. *	19,024	267,097
Agilent Technologies, Inc.	88,350	3,299,873
Agios Pharmaceuticals, Inc. *(a)	4,684	179,631
Akorn, Inc. *	22,802	606,305
Alder Biopharmaceuticals, Inc. *	10,432	198,104
Alexion Pharmaceuticals, Inc. *	58,501	8,236,941
Alkermes plc *	37,268	1,202,638
Allergan plc *	103,983	30,166,508
Alnylam Pharmaceuticals, Inc. *	19,147	1,121,440
AMAG Pharmaceuticals, Inc. *	5,166	135,762
Amgen, Inc.	196,442	27,949,768
Amicus Therapeutics, Inc. *	35,390	218,002
Anacor Pharmaceuticals, Inc. *	10,252	653,873
Array BioPharma, Inc. *	35,845	89,971
Atara Biotherapeutics, Inc. *	6,168	101,402
Baxalta, Inc.	153,113	5,897,913
Bio-Rad Laboratories, Inc., Class A *	4,650	626,076
Bio-Techne Corp.	9,300	798,312
BioCryst Pharmaceuticals, Inc. *	16,691	33,215
Biogen, Inc. *	59,140	15,342,099
BioMarin Pharmaceutical, Inc. *	41,037	3,359,699
Bluebird Bio, Inc. *	8,357	386,261
Bristol-Myers Squibb Co.	437,436	27,090,411
Bruker Corp. *	28,363	736,871
Cambrex Corp. *	7,374	284,415
Catalent, Inc. *	19,756	479,478
Celgene Corp. *	204,810	20,650,992
Celldex Therapeutics, Inc. *	27,261	185,375
Cempra, Inc. *(a)	13,998	235,586
Cepheid, Inc. *	27,449	814,686
Charles River Laboratories International, Inc. *	11,919	875,212
Chimerix, Inc. *	7,639	35,216
Clovis Oncology, Inc. *	7,133	132,816
Depomed, Inc. *	14,326	218,901
Dermira, Inc. *	504	11,622
Dynavax Technologies Corp. *	8,477	136,649
Eagle Pharmaceuticals, Inc. *(a)	3,159	200,249
Eli Lilly & Co.	253,445	18,248,040
Emergent BioSolutions, Inc. *	11,720	396,488
Enanta Pharmaceuticals, Inc. *	6,318	179,368
Endo International plc *	56,124	2,346,544
Epizyme, Inc. *	9,596	84,349
Esperion Therapeutics, Inc. *(a)	5,618	83,652
Exact Sciences Corp. *	21,728	109,292
Exelixis, Inc. *(a)	108,218	393,914
FibroGen, Inc. *	16,681	289,082
Genomic Health, Inc. *	5,048	128,371
Gilead Sciences, Inc.	376,591	32,857,565
Halozyme Therapeutics, Inc. *	23,250	189,023
Heron Therapeutics, Inc. *(a)	10,932	173,600
Horizon Pharma plc *	35,885	615,787
Illumina, Inc. *	38,363	5,763,657
ImmunoGen, Inc. *	30,603	222,790
Impax Laboratories, Inc. *	20,929	684,169
INC Research Holdings, Inc., Class A *	6,168	244,746
Security	Number of Shares	Value ($)
Incyte Corp. *	44,901	3,300,223
Innoviva, Inc. (a)	32,762	383,971
Insmed, Inc. *	29,196	357,067
Insys Therapeutics, Inc. *(a)	7,477	130,698
Intercept Pharmaceuticals, Inc. *	4,705	524,043
Intra-Cellular Therapies, Inc. *	7,607	213,909
Intrexon Corp. *(a)	16,836	521,074
Ionis Pharmaceuticals, Inc. *	30,320	1,047,859
Ironwood Pharmaceuticals, Inc. *	31,468	303,666
Jazz Pharmaceuticals plc *	14,873	1,808,259
Johnson & Johnson	723,796	76,150,577
Juno Therapeutics, Inc. *(a)	19,884	699,320
Keryx Biopharmaceuticals, Inc. *(a)	58,875	236,678
Kite Pharma, Inc. *(a)	9,808	438,614
Lannett Co., Inc. *(a)	7,658	192,675
Lexicon Pharmaceuticals, Inc. *(a)	10,554	98,574
Ligand Pharmaceuticals, Inc., Class B *	5,578	514,738
Lion Biotechnologies, Inc. *	25,617	142,943
Luminex Corp. *	11,625	217,155
MacroGenics, Inc. *	8,049	128,623
Mallinckrodt plc *	28,959	1,883,204
Medivation, Inc. *	44,849	1,604,249
Merck & Co., Inc.	727,472	36,526,369
Merrimack Pharmaceuticals, Inc. *	54,709	316,765
Mettler-Toledo International, Inc. *	7,222	2,274,280
MiMedx Group, Inc. *(a)	19,564	161,012
Momenta Pharmaceuticals, Inc. *	11,911	100,112
Mylan N.V. *	105,328	4,747,133
Myriad Genetics, Inc. *	16,801	588,035
Nektar Therapeutics *	34,875	389,554
Neurocrine Biosciences, Inc. *	18,688	687,345
NewLink Genetics Corp. *	7,875	165,690
Novavax, Inc. *	91,262	397,902
Ophthotech Corp. *	7,741	348,655
OPKO Health, Inc. *(a)	70,351	654,264
Pacira Pharmaceuticals, Inc. *	8,336	433,555
PAREXEL International Corp. *	16,275	955,180
PDL BioPharma, Inc.	46,500	139,965
PerkinElmer, Inc.	27,101	1,280,793
Perrigo Co., plc	37,824	4,775,280
Pfizer, Inc.	1,618,747	48,028,223
Phibro Animal Health Corp., Class A	7,777	215,112
Portola Pharmaceuticals, Inc. *	17,293	487,144
PRA Health Sciences, Inc. *	6,318	272,748
Prestige Brands Holdings, Inc. *	11,918	582,790
Prothena Corp. plc *	10,832	344,891
PTC Therapeutics, Inc. *(a)	5,615	44,808
Puma Biotechnology, Inc. *	5,543	248,216
Quintiles Transnational Holdings, Inc. *	25,638	1,607,759
Radius Health, Inc. *	8,837	258,924
Raptor Pharmaceutical Corp. *	38,660	133,764
Regeneron Pharmaceuticals, Inc. *	20,473	7,862,041
Relypsa, Inc. *(a)	12,315	163,297
Repligen Corp. *	13,215	340,022
Retrophin, Inc. *	10,088	143,552
Revance Therapeutics, Inc. *	8,977	158,758
Sage Therapeutics, Inc. *	4,818	141,649
Sangamo BioSciences, Inc. *	33,862	177,437
Sarepta Therapeutics, Inc. *	14,082	193,064

12    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SciClone Pharmaceuticals, Inc. *	3,323	32,964
Seattle Genetics, Inc. *	28,619	864,008
Spark Therapeutics, Inc. *(a)	5,918	188,547
Sucampo Pharmaceuticals, Inc., Class A *	10,536	138,548
Supernus Pharmaceuticals, Inc. *	13,395	167,973
Synergy Pharmaceuticals, Inc. *(a)	43,378	135,339
TESARO, Inc. *	4,936	199,711
The Medicines Co. *	13,992	449,983
TherapeuticsMD, Inc. *	36,245	221,457
Theravance Biopharma, Inc. *	5,085	79,936
Thermo Fisher Scientific, Inc.	106,440	13,750,984
Ultragenyx Pharmaceutical, Inc. *	11,756	716,998
United Therapeutics Corp. *	11,837	1,443,404
Vertex Pharmaceuticals, Inc. *	63,097	5,394,163
Waters Corp. *	21,067	2,534,571
ZIOPHARM Oncology, Inc. *(a)	54,021	424,605
Zoetis, Inc.	119,990	4,926,789
		479,646,357
Real Estate 4.3%
Acadia Realty Trust	18,741	619,390
AG Mortgage Investment Trust, Inc.	16,813	207,304
Agree Realty Corp.	9,536	353,309
Alexander & Baldwin, Inc.	11,625	389,670
Alexander's, Inc.	1,299	499,894
Alexandria Real Estate Equities, Inc.	19,064	1,509,106
Altisource Residential Corp.	28,062	263,222
American Assets Trust, Inc.	19,315	716,393
American Campus Communities, Inc.	35,945	1,573,313
American Capital Agency Corp.	98,166	1,773,860
American Capital Mortgage Investment Corp.	16,425	226,994
American Homes 4 Rent, Class A	52,344	732,816
American Residential Properties, Inc.	16,613	263,981
American Tower Corp.	109,320	10,079,304
Annaly Capital Management, Inc.	234,961	2,380,155
Anworth Mortgage Asset Corp.	37,936	178,299
Apartment Investment & Management Co., Class A	37,206	1,362,112
Apollo Commercial Real Estate Finance, Inc.	29,188	450,955
Apollo Residential Mortgage, Inc.	19,872	256,349
Apple Hospitality REIT, Inc. (a)	42,662	811,005
ARMOUR Residential REIT, Inc.	18,764	361,207
Ashford Hospitality Trust, Inc.	18,600	102,858
AvalonBay Communities, Inc.	37,363	6,412,985
Blackstone Mortgage Trust, Inc., Class A	24,071	595,517
Boston Properties, Inc.	39,525	4,511,383
Brandywine Realty Trust	39,525	486,553
Brixmor Property Group, Inc.	45,006	1,054,491
Camden Property Trust	20,925	1,563,934
Capstead Mortgage Corp.	27,900	270,909
Care Capital Properties, Inc.	20,497	543,375
CareTrust REIT, Inc.	2,561	29,170
CBL & Associates Properties, Inc.	44,175	509,338
CBRE Group, Inc., Class A *	76,942	1,955,096
Security	Number of Shares	Value ($)
Cedar Realty Trust, Inc.	7,229	49,374
Chatham Lodging Trust	12,495	250,650
Chesapeake Lodging Trust	17,131	435,299
Chimera Investment Corp.	50,016	651,708
Colony Capital, Inc., Class A	33,018	541,495
Colony Starwood Homes	10,001	219,622
Columbia Property Trust, Inc.	30,854	625,411
Communications Sales & Leasing, Inc. *	29,795	561,636
CoreSite Realty Corp.	9,236	595,353
Corporate Office Properties Trust	19,136	447,782
Corrections Corp. of America	30,613	885,634
Cousins Properties, Inc.	60,960	527,914
Crown Castle International Corp.	86,758	7,504,567
CubeSmart	47,496	1,420,130
CyrusOne, Inc.	25,597	1,014,665
CYS Investments, Inc.	40,462	317,222
DCT Industrial Trust, Inc.	19,438	703,461
DDR Corp.	79,181	1,324,698
DiamondRock Hospitality Co.	48,863	434,881
Digital Realty Trust, Inc.	38,979	3,082,070
Douglas Emmett, Inc.	32,550	873,642
Duke Realty Corp.	94,147	1,946,960
DuPont Fabros Technology, Inc.	16,275	580,204
EastGroup Properties, Inc.	9,300	504,339
Education Realty Trust, Inc.	20,288	804,419
Empire State Realty Trust, Inc., Class A	21,022	329,625
EPR Properties	15,754	980,371
Equinix, Inc.	17,601	5,345,248
Equity Commonwealth *	30,944	824,039
Equity LifeStyle Properties, Inc.	23,250	1,631,220
Equity One, Inc.	21,653	593,509
Equity Residential	95,117	7,085,265
Essex Property Trust, Inc.	16,472	3,447,260
Extra Space Storage, Inc.	32,009	2,629,539
Federal Realty Investment Trust	17,675	2,616,960
FelCor Lodging Trust, Inc.	32,550	240,870
First Industrial Realty Trust, Inc.	23,250	500,340
First Potomac Realty Trust	11,472	97,053
Forest City Realty Trust, Inc., Class A *	54,677	1,019,726
Forestar Group, Inc. *	11,839	115,430
Four Corners Property Trust, Inc.	11,625	190,766
Franklin Street Properties Corp.	38,872	369,673
Gaming & Leisure Properties, Inc.	24,117	631,624
General Growth Properties, Inc.	168,016	4,623,800
Getty Realty Corp.	1,624	29,541
Global Net Lease, Inc.	83,788	647,681
Government Properties Income Trust	18,988	281,782
Gramercy Property Trust	112,428	848,831
Hatteras Financial Corp.	23,850	327,938
HCP, Inc.	119,388	3,531,497
Healthcare Realty Trust, Inc.	21,231	615,911
Healthcare Trust of America, Inc., Class A	30,339	843,728
Hersha Hospitality Trust	16,490	331,944
Highwoods Properties, Inc.	25,811	1,124,069
Hospitality Properties Trust	38,266	929,098
Host Hotels & Resorts, Inc.	189,405	2,899,791
Hudson Pacific Properties, Inc.	23,604	601,902

See financial notes    13

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
InfraREIT, Inc. *	9,388	198,275
Inland Real Estate Corp.	46,584	493,790
Invesco Mortgage Capital, Inc.	37,384	422,813
Investors Real Estate Trust	55,093	338,271
Iron Mountain, Inc.	52,133	1,531,668
iStar, Inc. *	18,624	157,559
Jones Lang LaSalle, Inc.	11,625	1,186,564
Kennedy-Wilson Holdings, Inc.	25,354	482,233
Kilroy Realty Corp.	21,811	1,183,683
Kimco Realty Corp.	104,625	2,798,719
Kite Realty Group Trust	21,239	571,754
Ladder Capital Corp., Class A	19,009	196,553
Lamar Advertising Co., Class A	21,617	1,234,979
LaSalle Hotel Properties	26,347	641,549
Lexington Realty Trust	46,514	360,018
Liberty Property Trust	37,448	1,081,498
Mack-Cali Realty Corp.	22,123	440,248
Marcus & Millichap, Inc. *	6,018	134,141
Medical Properties Trust, Inc.	52,788	610,757
MFA Financial, Inc.	90,675	617,497
Mid-America Apartment Communities, Inc.	20,158	1,813,011
Monmouth Real Estate Investment Corp., Class A	17,173	190,277
Monogram Residential Trust, Inc.	68,187	619,138
National Health Investors, Inc.	7,200	452,952
National Retail Properties, Inc.	30,894	1,358,718
New Residential Investment Corp.	59,724	699,368
New Senior Investment Group, Inc.	44,277	429,044
New York Mortgage Trust, Inc.	20,964	87,630
New York REIT, Inc.	77,787	746,755
NorthStar Realty Europe Corp.	14,980	146,205
NorthStar Realty Finance Corp.	45,175	564,236
Omega Healthcare Investors, Inc.	54,123	1,735,183
One Liberty Properties, Inc.	7,073	150,160
Outfront Media, Inc.	33,902	693,296
Paramount Group, Inc.	37,842	572,171
Pebblebrook Hotel Trust	19,718	535,541
Pennsylvania Real Estate Investment Trust	16,275	311,829
PennyMac Mortgage Investment Trust	22,369	294,376
Piedmont Office Realty Trust, Inc., Class A	46,500	854,205
Post Properties, Inc.	13,950	777,433
Potlatch Corp.	11,625	307,365
Prologis, Inc.	139,674	5,371,862
PS Business Parks, Inc.	4,928	452,440
Public Storage	39,100	9,755,059
QTS Realty Trust, Inc., Class A	7,949	353,889
Rayonier, Inc.	32,550	710,566
Realogy Holdings Corp. *	38,087	1,217,641
Realty Income Corp.	66,298	3,881,085
Redwood Trust, Inc.	25,575	304,087
Regency Centers Corp.	23,250	1,640,985
Resource Capital Corp. (a)	7,177	79,593
Retail Opportunity Investments Corp.	21,699	398,828
Retail Properties of America, Inc., Class A	60,930	895,062
Rexford Industrial Realty, Inc.	21,231	357,742
RLJ Lodging Trust	35,928	753,410
Security	Number of Shares	Value ($)
Rouse Properties, Inc.	7,093	129,376
Ryman Hospitality Properties, Inc.	12,374	592,343
Sabra Health Care REIT, Inc.	31,763	632,560
Saul Centers, Inc.	2,680	131,266
Senior Housing Properties Trust	66,073	1,031,400
Seritage Growth Properties, Class A (a)	7,249	299,819
Silver Bay Realty Trust Corp.	10,385	142,794
Simon Property Group, Inc.	81,315	15,427,895
SL Green Realty Corp.	23,950	2,111,911
Sovran Self Storage, Inc.	9,899	1,053,650
Spirit Realty Capital, Inc.	104,905	1,121,434
STAG Industrial, Inc.	18,664	327,740
Starwood Property Trust, Inc.	60,829	1,066,941
STORE Capital Corp.	14,450	348,968
Summit Hotel Properties, Inc.	24,130	260,845
Sun Communities, Inc.	15,805	1,067,312
Sunstone Hotel Investors, Inc.	49,201	634,693
Tanger Factory Outlet Centers, Inc.	23,455	752,436
Taubman Centers, Inc.	16,275	1,152,595
Terreno Realty Corp.	13,395	296,565
The Geo Group, Inc.	20,997	609,753
The Howard Hughes Corp. *	8,475	786,395
The Macerich Co.	34,875	2,757,915
The St. Joe Co. *	25,575	388,996
Two Harbors Investment Corp.	88,934	689,239
UDR, Inc.	63,128	2,167,184
Universal Health Realty Income Trust	4,650	241,056
Urban Edge Properties	42,264	1,027,860
Urstadt Biddle Properties, Inc., Class A	8,373	165,534
Ventas, Inc.	82,963	4,618,550
VEREIT, Inc.	228,654	1,833,805
Vornado Realty Trust	44,455	3,839,134
Washington Real Estate Investment Trust	16,275	421,034
Weingarten Realty Investors	32,550	1,146,736
Welltower, Inc.	95,353	6,081,614
Western Asset Mortgage Capital Corp. (a)	10,416	112,597
Weyerhaeuser Co.	209,908	5,453,410
Whitestone REIT	5,790	64,964
WP Carey, Inc.	23,446	1,329,154
WP Glimcher, Inc.	46,858	404,853
Xenia Hotels & Resorts, Inc.	29,254	448,171
		232,997,622
Retailing 5.2%
Aaron's, Inc.	20,925	481,066
Abercrombie & Fitch Co., Class A	20,064	582,859
Advance Auto Parts, Inc.	18,614	2,763,062
Amazon.com, Inc. *	100,463	55,507,817
American Eagle Outfitters, Inc.	49,606	756,988
Asbury Automotive Group, Inc. *	7,301	426,378
Ascena Retail Group, Inc. *	46,741	394,961
AutoNation, Inc. *	16,333	840,660
AutoZone, Inc. *	7,895	6,115,230
Barnes & Noble Education, Inc. *	6,045	64,561
Barnes & Noble, Inc.	9,865	95,691
Bed Bath & Beyond, Inc. *	43,624	2,091,771

14    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Best Buy Co., Inc.	76,019	2,462,255
Big Lots, Inc.	16,403	663,501
Blue Nile, Inc.	2,578	67,183
Burlington Stores, Inc. *	20,730	1,162,124
Cabela's, Inc. *	11,907	571,298
Caleres, Inc.	13,962	395,683
CarMax, Inc. *	53,276	2,464,548
Chico's FAS, Inc.	46,500	593,340
Conn's, Inc. *(a)	10,232	173,637
Core-Mark Holding Co., Inc.	4,650	342,380
CST Brands, Inc.	19,301	626,124
Dick's Sporting Goods, Inc.	23,650	1,004,416
Dillard's, Inc., Class A	5,234	438,033
Dollar General Corp.	77,051	5,721,037
Dollar Tree, Inc. *	61,615	4,944,604
DSW, Inc., Class A	19,030	498,586
Expedia, Inc.	31,141	3,242,090
Express, Inc. *	21,417	369,015
Five Below, Inc. *	16,728	641,519
Foot Locker, Inc.	40,054	2,503,375
Francesca's Holdings Corp. *	5,350	96,728
Fred's, Inc., Class A	3,767	53,830
FTD Cos., Inc. *	9,436	219,387
GameStop Corp., Class A (a)	30,613	943,493
Genesco, Inc. *	6,975	460,211
Genuine Parts Co.	39,525	3,563,179
GNC Holdings, Inc., Class A	24,136	687,393
Group 1 Automotive, Inc.	6,975	388,926
Groupon, Inc. *	149,987	716,938
Guess?, Inc.	17,275	368,821
Haverty Furniture Cos., Inc.	11,614	225,776
Hibbett Sports, Inc. *	5,244	186,162
HSN, Inc.	14,860	788,917
J.C. Penney Co., Inc. *(a)	82,094	837,359
Kohl's Corp.	47,984	2,239,413
L Brands, Inc.	67,124	5,691,444
Lands' End, Inc. *(a)	9,936	239,060
Liberty Interactive Corp. QVC Group, Class A *	119,758	3,039,458
Liberty TripAdvisor Holdings, Inc., Class A *	18,772	382,761
Liberty Ventures, Series A *	35,525	1,303,412
Lithia Motors, Inc., Class A	7,433	689,188
LKQ Corp. *	74,800	2,064,480
Lowe's Cos., Inc.	239,236	16,155,607
Lumber Liquidators Holdings, Inc. *(a)	17,289	195,884
Macy's, Inc.	85,363	3,688,535
Mattress Firm Holding Corp. *(a)	3,496	157,425
Monro Muffler Brake, Inc.	7,185	491,238
Murphy USA, Inc. *	11,899	757,847
Netflix, Inc. *	112,767	10,533,565
Nordstrom, Inc. (a)	32,675	1,676,881
Nutrisystem, Inc.	10,036	204,233
O'Reilly Automotive, Inc. *	25,788	6,713,132
Office Depot, Inc. *	177,412	901,253
Outerwall, Inc. (a)	7,048	219,827
Penske Automotive Group, Inc.	9,654	364,149
Pier 1 Imports, Inc.	30,592	151,124
Pool Corp.	10,484	841,551
Rent-A-Center, Inc.	14,215	181,526
Security	Number of Shares	Value ($)
Restoration Hardware Holdings, Inc. *	7,135	271,059
Ross Stores, Inc.	112,042	6,160,069
Sally Beauty Holdings, Inc. *	39,525	1,248,200
Sears Holdings Corp. *(a)	19,464	340,036
Signet Jewelers Ltd.	23,308	2,526,587
Sonic Automotive, Inc., Class A	11,635	222,810
Staples, Inc.	167,683	1,584,604
Target Corp.	161,483	12,668,341
The Buckle, Inc.	6,975	221,805
The Cato Corp., Class A	6,994	253,183
The Finish Line, Inc., Class A	18,481	336,724
The Gap, Inc.	55,193	1,526,086
The Home Depot, Inc.	329,977	40,956,745
The Michaels Cos., Inc. *	21,747	506,705
The Priceline Group, Inc. *	12,869	16,281,988
The TJX Cos., Inc.	177,194	13,130,075
Tiffany & Co.	30,272	1,967,075
Tractor Supply Co.	34,034	2,878,255
TripAdvisor, Inc. *	27,974	1,751,172
Ulta Salon, Cosmetics & Fragrance, Inc. *	16,275	2,688,467
Urban Outfitters, Inc. *	28,242	748,131
Vitamin Shoppe, Inc. *	9,300	256,587
Wayfair, Inc., Class A *(a)	8,277	322,555
Williams-Sonoma, Inc.	21,319	1,110,933
		277,384,097
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc. *	7,534	224,739
Advanced Micro Devices, Inc. *(a)	228,934	489,919
Amkor Technology, Inc. *	35,135	177,783
Analog Devices, Inc.	79,728	4,224,787
Applied Materials, Inc.	300,852	5,677,077
Applied Micro Circuits Corp. *	18,191	105,144
Atmel Corp.	116,250	939,300
Broadcom Ltd.	101,782	13,635,735
Brooks Automation, Inc.	18,600	181,350
Cabot Microelectronics Corp. *	6,975	268,259
Cavium, Inc. *	20,202	1,201,817
CEVA, Inc. *	2,839	55,673
Cirrus Logic, Inc. *	18,701	658,836
Cree, Inc. *	29,512	936,711
Cypress Semiconductor Corp. *	82,123	655,342
Diodes, Inc. *	9,300	178,002
Entegris, Inc. *	34,875	431,055
Fairchild Semiconductor International, Inc. *	30,819	618,229
First Solar, Inc. *	22,195	1,595,155
FormFactor, Inc. *	5,222	39,687
Inphi Corp. *	11,036	279,211
Integrated Device Technology, Inc. *	35,439	688,225
Intel Corp.	1,233,586	36,501,810
Intersil Corp., Class A	35,401	452,071
KLA-Tencor Corp.	40,109	2,716,984
Kulicke & Soffa Industries, Inc. *	20,925	236,453
Lam Research Corp.	42,953	3,148,455
Lattice Semiconductor Corp. *	28,624	181,190
Linear Technology Corp.	58,278	2,542,086
M/A-COM Technology Solutions Holdings, Inc. *	8,877	336,438

See financial notes    15

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marvell Technology Group Ltd.	137,366	1,311,845
Maxim Integrated Products, Inc.	74,494	2,522,367
Microchip Technology, Inc.	55,800	2,482,542
Micron Technology, Inc. *	283,448	3,013,052
Microsemi Corp. *	30,371	1,051,748
MKS Instruments, Inc.	13,950	458,955
Monolithic Power Systems, Inc.	7,433	438,993
NVIDIA Corp.	131,404	4,120,829
ON Semiconductor Corp. *	111,600	936,324
Photronics, Inc. *	29,408	299,079
Qorvo, Inc. *	39,692	1,789,315
QUALCOMM, Inc.	391,970	19,908,156
Rambus, Inc. *	27,900	363,537
Rudolph Technologies, Inc. *	2,567	33,268
Silicon Laboratories, Inc. *	11,625	479,531
Skyworks Solutions, Inc.	48,825	3,244,421
SunEdison Semiconductor Ltd. *	21,831	149,106
SunEdison, Inc. *(a)	95,140	188,377
SunPower Corp. *(a)	18,997	448,709
Synaptics, Inc. *	9,300	755,253
Teradyne, Inc.	60,398	1,152,394
Tessera Technologies, Inc.	13,950	411,246
Texas Instruments, Inc.	260,673	13,820,883
Ultratech, Inc. *	1,032	20,929
Veeco Instruments, Inc. *	9,447	175,242
Xilinx, Inc.	68,533	3,236,128
		142,189,752
Software & Services 11.8%
Accenture plc, Class A	160,878	16,129,628
ACI Worldwide, Inc. *	28,470	531,250
Activision Blizzard, Inc.	133,711	4,234,627
Actua Corp. *	9,792	79,609
Acxiom Corp. *	23,250	482,205
Adobe Systems, Inc. *	130,647	11,124,592
Akamai Technologies, Inc. *	46,500	2,509,605
Alliance Data Systems Corp. *	15,266	3,207,845
Alphabet, Inc., Class A *	76,425	54,813,538
Alphabet, Inc., Class C *	77,707	54,221,613
Amdocs Ltd.	40,113	2,276,814
ANSYS, Inc. *	23,397	1,942,419
Aspen Technology, Inc. *	23,403	771,597
Autodesk, Inc. *	58,125	3,007,387
Automatic Data Processing, Inc.	123,419	10,452,355
Bankrate, Inc. *	14,828	113,582
Barracuda Networks, Inc. *	9,836	126,491
Black Knight Financial Services, Inc., Class A *	7,777	227,944
Blackbaud, Inc.	11,809	667,563
Blackhawk Network Holdings, Inc. *	9,970	337,385
Blucora, Inc. *	19,572	120,368
Booz Allen Hamilton Holding Corp.	28,465	785,634
Bottomline Technologies (DE), Inc. *	11,625	327,941
Broadridge Financial Solutions, Inc.	32,571	1,828,210
BroadSoft, Inc. *	12,105	446,553
CA, Inc.	86,478	2,532,941
CACI International, Inc., Class A *	6,975	673,925
Cadence Design Systems, Inc. *	77,541	1,671,009
Callidus Software, Inc. *	15,616	214,408
Cardtronics, Inc. *	11,625	391,995
Cass Information Systems, Inc.	2,565	127,891
Security	Number of Shares	Value ($)
CDK Global, Inc.	40,605	1,822,758
Citrix Systems, Inc. *	41,997	2,967,088
Cognizant Technology Solutions Corp., Class A *	156,315	8,906,829
CommVault Systems, Inc. *	16,381	613,796
Computer Sciences Corp.	39,525	1,138,715
comScore, Inc. *	10,775	443,391
Convergys Corp.	32,550	839,139
CoreLogic, Inc. *	26,016	899,893
Cornerstone OnDemand, Inc. *	18,952	545,818
CoStar Group, Inc. *	8,175	1,447,465
CSG Systems International, Inc.	9,300	353,028
CSRA, Inc.	39,525	1,025,674
Cvent, Inc. *	4,676	91,322
Demandware, Inc. *	7,214	250,254
DHI Group, Inc. *	13,968	108,671
DST Systems, Inc.	9,300	972,594
EarthLink Holdings Corp.	44,433	250,602
eBay, Inc. *	288,733	6,871,845
Ebix, Inc. (a)	9,732	360,376
Electronic Arts, Inc. *	79,734	5,122,112
Ellie Mae, Inc. *	5,694	479,036
Endurance International Group Holdings, Inc. *	16,947	190,484
Envestnet, Inc. *	7,431	152,410
EPAM Systems, Inc. *	12,605	861,930
Epiq Systems, Inc.	2,867	39,221
Euronet Worldwide, Inc. *	13,950	914,283
EVERTEC, Inc.	23,047	274,259
ExlService Holdings, Inc. *	6,975	328,453
Facebook, Inc., Class A *	593,059	63,409,868
Fair Isaac Corp.	7,431	739,533
Fidelity National Information Services, Inc.	77,165	4,494,861
FireEye, Inc. *	52,477	888,960
First Data Corp., Class A *	48,460	605,750
Fiserv, Inc. *	63,339	6,057,109
FleetCor Technologies, Inc. *	18,761	2,395,592
Fortinet, Inc. *	32,628	926,635
Gartner, Inc. *	23,250	1,915,800
Genpact Ltd. *	33,003	872,269
Gigamon, Inc. *	6,360	174,073
Global Payments, Inc.	34,318	2,091,682
GoDaddy, Inc., Class A *	12,020	376,827
Gogo, Inc. *(a)	16,401	178,443
GrubHub, Inc. *(a)	21,579	507,970
GTT Communications, Inc. *	12,095	178,764
Guidewire Software, Inc. *	23,461	1,154,985
Heartland Payment Systems, Inc.	7,574	708,320
Hortonworks, Inc. *(a)	10,836	125,156
HubSpot, Inc. *	752	31,328
IAC/InterActiveCorp	20,925	929,488
Imperva, Inc. *	7,439	326,349
Infoblox, Inc. *	12,240	189,475
Interactive Intelligence Group, Inc. *	7,777	232,766
Internap Corp. *	10,358	26,413
International Business Machines Corp.	233,148	30,549,382
Intralinks Holdings, Inc. *	28,708	223,061
Intuit, Inc.	72,089	6,966,681
j2 Global, Inc.	11,746	858,398
Jack Henry & Associates, Inc.	23,250	1,912,080

16    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Leidos Holdings, Inc.	17,167	741,958
LinkedIn Corp., Class A *	29,446	3,450,777
LogMeIn, Inc. *	5,104	259,794
Manhattan Associates, Inc. *	18,157	1,003,356
ManTech International Corp., Class A	11,770	342,860
Marketo, Inc. *	8,439	142,366
MasterCard, Inc., Class A	256,206	22,269,426
MAXIMUS, Inc.	14,788	727,126
Mentor Graphics Corp.	24,162	461,494
Microsoft Corp.	2,086,003	106,135,833
MicroStrategy, Inc., Class A *	2,325	374,069
Monotype Imaging Holdings, Inc.	9,300	220,782
Monster Worldwide, Inc. *	46,760	139,345
NetSuite, Inc. *	9,835	594,231
NeuStar, Inc., Class A *(a)	14,064	349,772
New Relic, Inc. *	7,477	199,038
Nuance Communications, Inc. *	73,198	1,428,093
Oracle Corp.	834,520	30,693,646
Pandora Media, Inc. *	64,554	659,742
Paychex, Inc.	83,700	4,301,343
Paycom Software, Inc. *	11,643	371,179
Paylocity Holding Corp. *	7,877	233,317
PayPal Holdings, Inc. *	288,733	11,012,277
Pegasystems, Inc.	9,544	232,396
Perficient, Inc. *	16,643	300,406
Progress Software Corp. *	14,428	363,874
Proofpoint, Inc. *	10,115	473,787
PROS Holdings, Inc. *	5,156	56,664
PTC, Inc. *	30,452	941,271
Q2 Holdings, Inc. *	9,436	191,268
Qlik Technologies, Inc. *	22,082	512,744
Qualys, Inc. *	8,063	201,333
Quotient Technology, Inc. *(a)	28,708	249,760
Rackspace Hosting, Inc. *	27,900	600,687
RealPage, Inc. *	17,275	346,364
Red Hat, Inc. *	48,825	3,190,714
RetailMeNot, Inc. *	2,371	19,158
RingCentral, Inc., Class A *	26,569	491,527
Rovi Corp. *	23,990	546,492
Sabre Corp.	42,607	1,156,780
salesforce.com, Inc. *	160,761	10,891,558
Science Applications International Corp.	9,810	438,017
ServiceNow, Inc. *	36,747	2,020,718
ServiceSource International, Inc. *	17,373	70,534
Shutterstock, Inc. *(a)	8,277	288,867
Silver Spring Networks, Inc. *	7,457	93,213
Solera Holdings, Inc.	16,675	928,797
Splunk, Inc. *	37,170	1,620,612
SS&C Technologies Holdings, Inc.	19,420	1,131,992
Stamps.com, Inc. *	3,947	467,838
Sykes Enterprises, Inc. *	9,812	298,972
Symantec Corp.	184,258	3,558,022
Synchronoss Technologies, Inc. *	9,300	260,493
Synopsys, Inc. *	37,453	1,676,022
Syntel, Inc. *	5,470	250,088
Tableau Software, Inc., Class A *	11,700	534,105
Take-Two Interactive Software, Inc. *	23,250	836,767
TeleTech Holdings, Inc.	9,370	259,549
Teradata Corp. *	40,529	1,011,199
Security	Number of Shares	Value ($)
Textura Corp. *	3,755	64,774
The Ultimate Software Group, Inc. *	6,975	1,198,026
The Western Union Co.	136,240	2,487,742
TiVo, Inc. *	34,875	292,601
Total System Services, Inc.	40,060	1,745,815
TrueCar, Inc. *(a)	13,135	71,323
Twitter, Inc. *	158,738	2,876,333
Tyler Technologies, Inc. *	9,300	1,118,976
Unisys Corp. *	25,430	273,881
Vantiv, Inc., Class A *	37,463	1,949,575
VASCO Data Security International, Inc. *	12,415	170,706
Verint Systems, Inc. *	15,109	536,823
VeriSign, Inc. *	25,416	2,147,398
Virtusa Corp. *	5,256	186,062
Visa, Inc., Class A	510,883	36,982,820
VMware, Inc., Class A *(a)	21,117	1,066,197
Web.com Group, Inc. *	14,516	263,465
WebMD Health Corp. *	12,037	667,572
WEX, Inc. *	9,447	616,889
Workday, Inc., Class A *	27,327	1,651,917
Xerox Corp.	253,407	2,435,241
Xura, Inc. *	12,695	249,203
Yahoo! Inc. *	230,412	7,324,797
Yelp, Inc. *	18,864	381,807
Zendesk, Inc. *	22,747	416,270
Zillow Group, Inc., Class A *(a)	11,730	271,550
Zillow Group, Inc., Class C *(a)	40,800	881,280
Zynga, Inc., Class A *	210,070	443,248
		636,095,091
Technology Hardware & Equipment 5.2%
3D Systems Corp. *(a)	36,945	394,203
ADTRAN, Inc.	18,113	338,894
Amphenol Corp., Class A	83,700	4,441,959
Anixter International, Inc. *	7,022	300,752
Apple, Inc.	1,457,918	140,966,091
Arista Networks, Inc. *	12,803	877,518
ARRIS International plc *	45,419	1,085,060
Arrow Electronics, Inc. *	26,216	1,498,507
Avnet, Inc.	33,176	1,365,192
AVX Corp.	16,333	191,749
Badger Meter, Inc.	2,811	184,655
Belden, Inc.	13,950	764,042
Benchmark Electronics, Inc. *	25,813	558,851
Brocade Communications Systems, Inc.	116,615	1,157,987
CalAmp Corp. *	9,844	179,948
CDW Corp.	38,696	1,531,588
Ciena Corp. *	23,250	476,625
Cisco Systems, Inc.	1,314,802	34,421,516
Cognex Corp.	23,250	860,482
Coherent, Inc. *	6,975	590,085
CommScope Holding Co., Inc. *	31,532	794,291
Comtech Telecommunications Corp.	4,792	98,476
Corning, Inc.	319,739	5,851,224
Cray, Inc. *	8,985	381,054
CTS Corp.	14,854	214,789
Daktronics, Inc.	11,890	84,062
Diebold, Inc.	16,275	403,946

See financial notes    17

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dolby Laboratories, Inc., Class A	12,067	476,647
DTS, Inc. *	4,756	112,575
EchoStar Corp., Class A *	9,574	427,958
Electronics For Imaging, Inc. *	11,625	460,466
EMC Corp.	508,231	13,280,076
ePlus, Inc. *	776	58,270
Extreme Networks, Inc. *	7,157	20,183
F5 Networks, Inc. *	19,245	1,850,792
Fabrinet *	9,312	265,858
FARO Technologies, Inc. *	6,975	223,549
FEI Co.	10,371	842,540
Finisar Corp. *	41,611	606,688
Fitbit, Inc., Class A *(a)	16,481	201,563
FLIR Systems, Inc.	39,525	1,223,694
GSI Group, Inc. *	984	12,664
Harmonic, Inc. *	37,376	125,210
Harris Corp.	32,942	2,570,135
Hewlett Packard Enterprise Co.	477,161	6,331,926
HP, Inc.	477,161	5,100,851
II-VI, Inc. *	19,476	427,498
Infinera Corp. *	31,819	499,240
Ingram Micro, Inc., Class A	39,525	1,414,995
Insight Enterprises, Inc. *	11,625	303,413
InterDigital, Inc.	11,625	578,111
InvenSense, Inc. *	16,407	128,139
IPG Photonics Corp. *	10,470	863,356
Itron, Inc. *	16,381	652,619
Ixia *	18,113	206,669
Jabil Circuit, Inc.	51,150	1,066,477
Juniper Networks, Inc.	92,754	2,291,024
Keysight Technologies, Inc. *	44,175	1,152,526
Knowles Corp. *(a)	29,096	331,112
Lexmark International, Inc., Class A	15,125	469,178
Littelfuse, Inc.	8,433	958,157
Lumentum Holdings, Inc. *	21,447	515,371
Methode Electronics, Inc.	9,912	283,186
Motorola Solutions, Inc.	41,202	3,027,935
MTS Systems Corp.	2,756	151,442
National Instruments Corp.	25,575	737,839
NCR Corp. *	39,525	923,304
NetApp, Inc.	83,776	2,080,996
NETGEAR, Inc. *	9,300	367,443
NetScout Systems, Inc. *	17,923	370,468
Newport Corp. *	9,412	214,311
OSI Systems, Inc. *	4,697	283,558
Palo Alto Networks, Inc. *	17,801	2,577,407
PC Connection, Inc.	880	21,798
Plantronics, Inc.	8,201	307,538
Polycom, Inc. *	35,005	364,402
QLogic Corp. *	15,540	200,311
RealD, Inc. *	26,649	287,809
Rofin-Sinar Technologies, Inc. *	7,168	160,133
Rogers Corp. *	8,413	449,422
Ruckus Wireless, Inc. *	29,208	282,733
SanDisk Corp.	53,251	3,847,917
Sanmina Corp. *	18,600	383,160
ScanSource, Inc. *	5,226	195,400
Seagate Technology plc	74,430	2,334,125
ShoreTel, Inc. *	20,004	147,830
Super Micro Computer, Inc. *	9,344	303,400
SYNNEX Corp.	5,106	480,117
TE Connectivity Ltd.	102,582	5,838,967
Security	Number of Shares	Value ($)
Tech Data Corp. *	11,625	818,516
Trimble Navigation Ltd. *	65,100	1,514,226
TTM Technologies, Inc. *	868	5,694
Ubiquiti Networks, Inc. *(a)	7,579	247,606
Universal Display Corp. *	9,842	470,251
VeriFone Systems, Inc. *	31,119	743,433
ViaSat, Inc. *	11,625	848,741
Western Digital Corp.	59,925	2,608,535
Zebra Technologies Corp., Class A *	13,950	861,831
		280,804,860
Telecommunication Services 2.5%
8x8, Inc. *	19,696	229,064
AT&T, Inc.	1,608,983	59,451,922
Atlantic Tele-Network, Inc.	4,650	334,521
CenturyLink, Inc.	146,956	4,495,384
Cincinnati Bell, Inc. *	36,801	127,331
Consolidated Communications Holdings, Inc.	21,201	495,891
Frontier Communications Corp. (a)	312,175	1,688,867
General Communication, Inc., Class A *	16,364	312,389
inContact, Inc. *	12,117	112,325
Iridium Communications, Inc. *(a)	22,317	154,657
Level 3 Communications, Inc. *	77,834	3,778,841
NII Holdings, Inc. *	32,626	173,244
SBA Communications Corp., Class A *	32,831	3,115,333
Shenandoah Telecommunications Co.	19,288	465,998
Sprint Corp. *(a)	205,554	707,106
T-Mobile US, Inc. *	72,779	2,700,101
Telephone & Data Systems, Inc.	30,225	807,612
United States Cellular Corp. *	4,650	192,510
Verizon Communications, Inc.	1,067,516	54,155,087
Vonage Holdings Corp. *	42,086	226,002
Windstream Holdings, Inc. (a)	45,496	342,130
		134,066,315
Transportation 2.1%
Air Transport Services Group, Inc. *	7,399	85,458
Alaska Air Group, Inc.	33,834	2,500,333
Allegiant Travel Co.	3,067	502,620
AMERCO	1,667	571,464
American Airlines Group, Inc.	170,525	6,991,525
ArcBest Corp.	7,324	143,331
Atlas Air Worldwide Holdings, Inc. *	7,089	256,693
Avis Budget Group, Inc. *	26,261	673,332
C.H. Robinson Worldwide, Inc.	37,960	2,650,747
CSX Corp.	258,597	6,242,532
Delta Air Lines, Inc.	205,746	9,925,187
Echo Global Logistics, Inc. *	13,515	344,768
Expeditors International of Washington, Inc.	47,526	2,175,740
FedEx Corp.	67,806	9,281,285
Forward Air Corp.	9,300	378,696
Genesee & Wyoming, Inc., Class A *	21,252	1,205,413
Hawaiian Holdings, Inc. *	14,814	637,298
Heartland Express, Inc.	12,130	223,192
Hertz Global Holdings, Inc. *	114,225	970,912

18    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hub Group, Inc., Class A *	9,428	348,082
J.B. Hunt Transport Services, Inc.	23,988	1,830,045
JetBlue Airways Corp. *	82,787	1,821,314
Kansas City Southern	27,924	2,281,670
Kirby Corp. *	13,950	789,709
Landstar System, Inc.	10,724	634,861
Macquarie Infrastructure Corp.	16,813	1,026,434
Matson, Inc.	17,791	713,241
Norfolk Southern Corp.	78,273	5,727,235
Old Dominion Freight Line, Inc. *	16,833	1,086,738
Ryder System, Inc.	13,950	791,244
Saia, Inc. *	5,790	151,988
SkyWest, Inc.	9,796	176,818
Southwest Airlines Co.	165,874	6,958,414
Spirit Airlines, Inc. *	18,825	898,894
Swift Transportation Co. *	28,449	484,771
Union Pacific Corp.	224,303	17,688,535
United Continental Holdings, Inc. *	97,832	5,601,860
United Parcel Service, Inc., Class B	183,920	17,757,476
Virgin America, Inc. *	7,549	235,453
Werner Enterprises, Inc.	12,030	319,397
Wesco Aircraft Holdings, Inc. *	11,901	152,214
XPO Logistics, Inc. *(a)	19,828	490,941
		113,727,860
Utilities 3.5%
AES Corp.	163,161	1,598,978
AGL Resources, Inc.	32,869	2,124,981
ALLETE, Inc.	11,625	616,358
Alliant Energy Corp.	27,900	1,895,805
Ameren Corp.	60,908	2,859,631
American Electric Power Co., Inc.	125,550	7,752,713
American States Water Co.	9,300	394,413
American Water Works Co., Inc.	44,178	2,863,618
Aqua America, Inc.	42,672	1,304,483
Atmos Energy Corp.	27,958	1,940,565
Avista Corp.	18,600	703,080
Black Hills Corp.	11,614	650,500
California Water Service Group	21,793	538,723
Calpine Corp. *	99,981	1,255,761
CenterPoint Energy, Inc.	107,509	2,002,893
Chesapeake Utilities Corp.	4,904	305,519
Cleco Corp.	19,676	903,325
CMS Energy Corp.	69,750	2,759,310
Connecticut Water Service, Inc.	4,904	204,448
Consolidated Edison, Inc.	74,400	5,208,744
Dominion Resources, Inc.	158,447	11,078,614
DTE Energy Co.	48,342	4,066,529
Duke Energy Corp.	177,816	13,208,172
Dynegy, Inc. *	25,807	260,135
Edison International	81,881	5,581,009
El Paso Electric Co.	11,625	474,881
Entergy Corp.	46,500	3,357,765
Eversource Energy	79,669	4,326,027
Exelon Corp.	252,092	7,938,377
FirstEnergy Corp.	107,030	3,582,294
Great Plains Energy, Inc.	37,706	1,106,294
Hawaiian Electric Industries, Inc.	32,554	955,785
IDACORP, Inc.	13,950	989,892
ITC Holdings Corp.	46,942	1,907,253
MDU Resources Group, Inc.	50,252	915,089
Security	Number of Shares	Value ($)
MGE Energy, Inc.	14,730	714,994
Middlesex Water Co.	4,922	137,914
National Fuel Gas Co.	21,011	959,782
New Jersey Resources Corp.	23,250	804,915
NextEra Energy, Inc.	120,718	13,619,405
NiSource, Inc.	85,593	1,838,538
Northwest Natural Gas Co.	9,300	463,977
NorthWestern Corp.	13,217	784,693
NRG Energy, Inc.	67,594	728,663
NRG Yield, Inc., Class A	9,582	118,625
NRG Yield, Inc., Class C	23,324	304,845
OGE Energy Corp.	51,998	1,293,710
ONE Gas, Inc.	12,564	728,461
Ormat Technologies, Inc.	9,715	370,724
Otter Tail Corp.	17,015	465,530
Pattern Energy Group, Inc.	22,636	384,359
Pepco Holdings, Inc.	65,392	1,711,963
PG&E Corp.	131,378	7,453,074
Piedmont Natural Gas Co., Inc.	21,373	1,269,770
Pinnacle West Capital Corp.	27,900	1,920,357
PNM Resources, Inc.	20,925	667,926
Portland General Electric Co.	18,600	707,730
PPL Corp.	167,688	5,867,403
Public Service Enterprise Group, Inc.	130,200	5,554,332
Questar Corp.	44,328	1,098,005
SCANA Corp.	37,252	2,422,125
Sempra Energy	60,542	5,842,908
SJW Corp.	10,165	368,583
South Jersey Industries, Inc.	18,600	473,370
Southwest Gas Corp.	11,625	709,125
TECO Energy, Inc.	59,441	1,632,844
TerraForm Global, Inc., Class A (a)	31,667	100,384
TerraForm Power, Inc., Class A *(a)	28,996	279,521
The Laclede Group, Inc.	12,065	790,499
The Southern Co.	240,310	11,578,136
UGI Corp.	41,850	1,546,776
Unitil Corp.	7,435	292,419
Vectren Corp.	20,925	952,506
WEC Energy Group, Inc.	81,873	4,613,544
Westar Energy, Inc.	37,686	1,637,834
WGL Holdings, Inc.	13,950	951,251
Xcel Energy, Inc.	127,929	5,058,313
		186,851,797
Total Common Stock
(Cost $5,022,714,192)		5,357,420,570

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR (c)(d)	35,613	39,530
Telecommunication Services 0.0%
Leap Wireless CVR *(c)(d)	8,528	18,267
Total Rights
(Cost $61,021)		57,797

See financial notes    19

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 0.9% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	1,520,608	1,520,608
Securities Lending Collateral 0.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (e)	44,931,631	44,931,631
Total Other Investment Companies
(Cost $46,452,239)		46,452,239

End of Investments

At 02/29/16, the tax basis cost of the fund's investments was $5,071,222,412 and the unrealized appreciation and depreciation were $664,931,003 and ($332,222,809), respectively, with a net unrealized appreciation of $332,708,194.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,220,108.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $57,797 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	100	9,647,500	233,182
20    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	4,817,090,332	5,090,346,624
0.6%	Other Investment Companies	30,529,687	30,529,687
100.3%	Total Investments	4,847,620,019	5,120,876,311
(0.3%)	Other Assets and Liabilities, Net		(14,109,194)
100.0%	Net Assets		5,106,767,117

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 1.0%
Autoliv, Inc. (a)	23,002	2,443,502
BorgWarner, Inc.	60,695	1,983,513
Delphi Automotive plc	77,405	5,161,365
Ford Motor Co.	1,066,360	13,340,163
General Motors Co.	393,164	11,574,748
Harley-Davidson, Inc.	55,170	2,381,689
Johnson Controls, Inc.	178,960	6,524,882
Lear Corp.	20,916	2,119,837
Tesla Motors, Inc. *(a)	28,091	5,391,506
The Goodyear Tire & Rubber Co.	74,241	2,236,139
		53,157,344
Banks 5.1%
Bank of America Corp.	2,886,550	36,139,606
BB&T Corp.	215,314	6,924,498
BOK Financial Corp. (a)	4,794	234,283
CIT Group, Inc.	49,087	1,463,283
Citigroup, Inc.	829,863	32,240,178
Citizens Financial Group, Inc.	145,550	2,798,927
Comerica, Inc.	49,159	1,660,591
Cullen/Frost Bankers, Inc.	13,685	655,922
East West Bancorp, Inc.	40,960	1,227,571
Fifth Third Bancorp	216,621	3,305,636
First Republic Bank	41,134	2,531,386
Huntington Bancshares, Inc.	220,503	1,929,401
JPMorgan Chase & Co.	1,022,487	57,566,018
KeyCorp	225,988	2,384,173
M&T Bank Corp.	43,634	4,474,667
New York Community Bancorp, Inc.	138,709	2,098,667
People's United Financial, Inc.	84,790	1,238,782
Regions Financial Corp.	365,917	2,751,696
Signature Bank *	14,120	1,829,246
SunTrust Banks, Inc.	140,743	4,669,853
Security	Number of Shares	Value ($)
SVB Financial Group *	14,120	1,254,562
The PNC Financial Services Group, Inc.	141,025	11,466,743
U.S. Bancorp	454,923	17,523,634
Wells Fargo & Co.	1,292,513	60,644,710
Zions Bancorp	52,640	1,122,285
		260,136,318
Capital Goods 7.3%
3M Co.	170,721	26,781,003
A.O. Smith Corp.	20,430	1,437,863
Acuity Brands, Inc.	11,750	2,460,802
AGCO Corp.	23,168	1,146,584
Allegion plc	25,670	1,617,210
Allison Transmission Holdings, Inc.	44,714	1,058,828
AMETEK, Inc.	65,470	3,038,463
B/E Aerospace, Inc.	30,183	1,316,582
Carlisle Cos., Inc.	18,902	1,704,204
Caterpillar, Inc.	163,634	11,078,022
Chicago Bridge & Iron Co. N.V.	28,376	951,731
Colfax Corp. *	24,698	625,106
Cummins, Inc.	44,797	4,370,843
Danaher Corp.	162,693	14,523,604
Deere & Co.	85,254	6,835,666
Donaldson Co., Inc.	35,916	1,014,268
Dover Corp.	47,096	2,862,495
Eaton Corp. plc	129,601	7,349,673
Emerson Electric Co.	180,612	8,819,284
Fastenal Co. (a)	80,537	3,647,521
Flowserve Corp.	36,402	1,529,612
Fluor Corp.	38,829	1,787,687
Fortune Brands Home & Security, Inc.	45,043	2,262,059
General Dynamics Corp.	82,968	11,306,049
General Electric Co.	2,618,434	76,301,167
HD Supply Holdings, Inc. *	50,140	1,393,391
Honeywell International, Inc.	213,801	21,668,731
Hubbell, Inc.	15,031	1,493,480
IDEX Corp.	20,086	1,509,664
Illinois Tool Works, Inc.	90,625	8,541,406
Ingersoll-Rand plc	72,131	4,007,598
Jacobs Engineering Group, Inc. *	35,863	1,386,105
L-3 Communications Holdings, Inc.	25,496	2,990,936
Lincoln Electric Holdings, Inc.	17,360	947,335
Lockheed Martin Corp.	74,232	16,018,523
Masco Corp.	97,996	2,763,487
MSC Industrial Direct Co., Inc., Class A	12,025	836,700
Nordson Corp.	15,874	1,137,690
Northrop Grumman Corp.	51,205	9,842,625
Owens Corning	30,125	1,292,965
PACCAR, Inc.	95,761	4,931,691
Parker-Hannifin Corp.	37,272	3,771,926
Pentair plc	49,167	2,345,758
Quanta Services, Inc. *	45,331	919,766
Raytheon Co.	83,009	10,280,665
Rockwell Automation, Inc.	36,064	3,753,902
Rockwell Collins, Inc.	35,958	3,148,842
Roper Technologies, Inc.	27,373	4,596,748
Sensata Technologies Holding N.V. *	44,759	1,526,729

See financial notes    21

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Snap-on, Inc.	15,595	2,256,129
SolarCity Corp. *(a)	18,350	338,191
Spirit AeroSystems Holdings, Inc., Class A *	34,650	1,593,900
Stanley Black & Decker, Inc.	42,597	4,004,544
Textron, Inc.	75,788	2,588,160
The Boeing Co.	174,439	20,615,201
The Middleby Corp. *	15,790	1,462,154
TransDigm Group, Inc. *	14,582	3,114,424
Trinity Industries, Inc.	43,459	688,391
United Rentals, Inc. *	27,422	1,414,153
United Technologies Corp.	215,650	20,836,103
W.W. Grainger, Inc.	16,043	3,479,727
WABCO Holdings, Inc. *	15,881	1,497,578
Wabtec Corp.	25,404	1,793,522
Xylem, Inc.	49,102	1,836,906
		374,452,072
Commercial & Professional Services 0.8%
Cintas Corp.	23,768	1,996,274
Copart, Inc. *	29,732	1,122,383
Equifax, Inc.	32,165	3,373,465
IHS, Inc., Class A *	18,205	1,893,138
ManpowerGroup, Inc.	20,650	1,599,136
Nielsen Holdings plc	98,310	4,948,925
Republic Services, Inc.	68,384	3,125,149
Robert Half International, Inc.	36,770	1,448,370
Rollins, Inc.	21,147	582,177
Stericycle, Inc. *	22,858	2,604,212
The ADT Corp.	45,129	1,821,858
The Dun & Bradstreet Corp.	12,054	1,154,653
Tyco International plc	116,528	4,099,455
Verisk Analytics, Inc. *	43,713	3,184,055
Waste Connections, Inc.	35,958	2,217,530
Waste Management, Inc.	116,545	6,509,038
		41,679,818
Consumer Durables & Apparel 1.6%
Carter's, Inc.	15,863	1,612,157
Coach, Inc.	75,829	2,952,781
D.R. Horton, Inc.	87,416	2,335,756
Garmin Ltd.	32,079	1,299,520
GoPro, Inc., Class A *(a)	20,330	241,520
Hanesbrands, Inc.	108,176	3,081,934
Harman International Industries, Inc.	20,395	1,563,889
Hasbro, Inc.	31,178	2,365,475
Jarden Corp. *	58,864	3,112,728
Leggett & Platt, Inc.	37,859	1,690,783
Lennar Corp., B Shares	2,870	96,748
Lennar Corp., Class A	46,869	1,965,686
lululemon athletica, Inc. *	32,298	2,026,054
Mattel, Inc.	89,585	2,913,304
Michael Kors Holdings Ltd. *	55,711	3,156,028
Mohawk Industries, Inc. *	17,321	3,113,103
Newell Rubbermaid, Inc.	71,326	2,711,101
NIKE, Inc., Class B	376,713	23,201,754
NVR, Inc. *	984	1,610,808
Polaris Industries, Inc.	17,032	1,497,283
PulteGroup, Inc.	83,027	1,427,234
Security	Number of Shares	Value ($)
PVH Corp.	22,492	1,780,242
Ralph Lauren Corp.	15,636	1,419,123
Skechers U.S.A., Inc., Class A *	34,350	1,130,802
Toll Brothers, Inc. *	47,381	1,300,609
Under Armour, Inc., Class A *	48,996	4,100,475
VF Corp.	93,966	6,118,126
Whirlpool Corp.	21,813	3,387,995
		83,213,018
Consumer Services 2.2%
Aramark	64,100	2,014,022
Carnival Corp.	124,911	5,990,731
Chipotle Mexican Grill, Inc. *	8,476	4,315,640
Darden Restaurants, Inc.	29,917	1,911,098
Domino's Pizza, Inc.	14,720	1,958,349
Dunkin' Brands Group, Inc.	27,527	1,282,208
Extended Stay America, Inc.	15,863	234,455
H&R Block, Inc.	65,462	2,152,391
Hilton Worldwide Holdings, Inc.	145,791	3,029,537
Hyatt Hotels Corp., Class A *	9,998	461,408
Las Vegas Sands Corp.	98,832	4,771,609
Marriott International, Inc., Class A (a)	53,569	3,650,727
McDonald's Corp.	255,120	29,897,513
MGM Resorts International *	129,139	2,444,601
Norwegian Cruise Line Holdings Ltd. *	42,890	2,107,186
Royal Caribbean Cruises Ltd.	45,935	3,416,186
Service Corp. International	56,350	1,325,352
Starbucks Corp.	414,073	24,103,189
Starwood Hotels & Resorts Worldwide, Inc.	47,513	3,283,623
Wyndham Worldwide Corp.	32,136	2,340,786
Wynn Resorts Ltd. (a)	22,764	1,877,575
Yum! Brands, Inc.	120,411	8,726,185
		111,294,371
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	14,381	1,994,501
Ally Financial, Inc. *	118,762	2,087,836
American Express Co.	232,965	12,948,195
Ameriprise Financial, Inc.	47,585	3,994,761
Berkshire Hathaway, Inc., Class B *	522,390	70,089,066
BlackRock, Inc.	36,030	11,239,919
Capital One Financial Corp.	148,251	9,744,538
CME Group, Inc.	91,963	8,409,097
Discover Financial Services	118,240	5,488,701
E*TRADE Financial Corp. *	79,350	1,861,551
Eaton Vance Corp.	33,469	967,589
FactSet Research Systems, Inc.	11,205	1,686,240
Franklin Resources, Inc.	105,737	3,790,671
Intercontinental Exchange, Inc.	32,614	7,777,134
Invesco Ltd.	116,668	3,119,702
Lazard Ltd., Class A	36,048	1,268,169
Legg Mason, Inc.	27,020	771,691
LendingClub Corp. *	56,923	496,938
Leucadia National Corp.	94,868	1,370,843
LPL Financial Holdings, Inc. (a)	20,775	420,278
McGraw Hill Financial, Inc.	73,484	6,594,454
Moody's Corp.	47,018	4,175,198

22    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Morgan Stanley	416,613	10,290,341
MSCI, Inc.	25,349	1,787,611
Nasdaq, Inc.	34,133	2,160,278
Navient Corp.	101,657	1,100,945
Northern Trust Corp.	60,437	3,588,749
OneMain Holdings, Inc. *	12,550	283,253
Raymond James Financial, Inc.	34,551	1,514,716
Santander Consumer USA Holdings, Inc. *	27,442	281,281
SEI Investments Co.	38,533	1,470,805
State Street Corp.	112,464	6,160,778
Synchrony Financial *	228,516	6,158,506
T. Rowe Price Group, Inc.	71,614	4,949,244
TD Ameritrade Holding Corp.	74,043	2,116,149
The Bank of New York Mellon Corp.	302,943	10,721,153
The Charles Schwab Corp. (b)	332,199	8,321,585
The Goldman Sachs Group, Inc.	109,830	16,422,880
Voya Financial, Inc.	59,122	1,735,822
		239,361,168
Energy 6.2%
Anadarko Petroleum Corp.	145,069	5,505,369
Antero Resources Corp. *(a)	20,763	474,435
Apache Corp.	104,882	4,014,883
Baker Hughes, Inc.	118,336	5,073,064
Cabot Oil & Gas Corp.	115,845	2,331,960
California Resources Corp.	20,208	11,359
Cameron International Corp. *	51,765	3,393,713
Cheniere Energy, Inc. *	65,552	2,343,484
Chesapeake Energy Corp. (a)	141,010	368,036
Chevron Corp.	521,072	43,478,248
Cimarex Energy Co.	25,933	2,179,150
Columbia Pipeline Group, Inc.	115,222	2,091,279
Concho Resources, Inc. *	35,887	3,238,443
ConocoPhillips	339,829	11,496,415
Continental Resources, Inc. *	22,598	523,822
Core Laboratories N.V. (a)	11,724	1,230,317
Devon Energy Corp.	115,096	2,265,089
Ensco plc, Class A	64,804	561,851
EOG Resources, Inc.	156,835	10,153,498
EQT Corp.	40,144	2,237,627
Exxon Mobil Corp.	1,153,864	92,482,200
FMC Technologies, Inc. *	64,583	1,584,221
Halliburton Co.	232,259	7,497,321
Helmerich & Payne, Inc.	29,768	1,576,811
Hess Corp.	65,510	2,856,236
HollyFrontier Corp.	50,072	1,693,435
Kinder Morgan, Inc.	514,176	9,301,444
Marathon Oil Corp.	188,626	1,548,619
Marathon Petroleum Corp.	146,006	5,000,705
Murphy Oil Corp.	47,025	807,889
National Oilwell Varco, Inc.	105,131	3,077,184
Noble Energy, Inc.	119,143	3,514,718
Occidental Petroleum Corp.	214,787	14,781,641
Oceaneering International, Inc.	28,952	799,654
ONEOK, Inc.	55,993	1,343,832
Phillips 66	130,413	10,353,488
Pioneer Natural Resources Co.	43,733	5,271,138
Range Resources Corp. (a)	48,034	1,139,847
Schlumberger Ltd.	350,226	25,118,209
Security	Number of Shares	Value ($)
Southwestern Energy Co. *(a)	114,472	661,648
Spectra Energy Corp.	185,510	5,416,892
Tesoro Corp.	34,484	2,782,169
The Williams Cos., Inc.	186,089	2,975,563
Transocean Ltd. (a)	94,254	815,297
Valero Energy Corp.	131,808	7,919,025
Weatherford International plc *	207,894	1,330,522
Whiting Petroleum Corp. *	55,650	223,156
		314,844,906
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	122,872	18,434,486
CVS Health Corp.	304,715	29,609,157
Rite Aid Corp. *	311,484	2,476,298
Sysco Corp.	142,592	6,292,585
The Kroger Co.	269,752	10,765,802
Wal-Mart Stores, Inc.	431,856	28,649,327
Walgreens Boots Alliance, Inc.	241,858	19,092,270
Whole Foods Market, Inc.	100,306	3,140,581
		118,460,506
Food, Beverage & Tobacco 5.7%
Altria Group, Inc.	544,259	33,510,027
Archer-Daniels-Midland Co.	166,217	5,810,946
Brown-Forman Corp., Class A	7,010	747,196
Brown-Forman Corp., Class B	29,618	2,916,485
Bunge Ltd.	38,753	1,926,799
Campbell Soup Co.	47,194	2,914,230
Coca-Cola Enterprises, Inc.	60,182	2,919,429
ConAgra Foods, Inc.	122,745	5,162,655
Constellation Brands, Inc., Class A	47,530	6,722,168
Dr. Pepper Snapple Group, Inc.	53,662	4,911,683
Flowers Foods, Inc.	49,479	847,575
General Mills, Inc.	165,874	9,761,685
Hormel Foods Corp.	75,746	3,219,963
Ingredion, Inc.	20,728	2,098,088
Kellogg Co.	69,395	5,136,618
Keurig Green Mountain, Inc.	31,726	2,916,888
McCormick & Co., Inc. Non-Voting Shares	31,592	2,946,270
Mead Johnson Nutrition Co.	56,311	4,153,499
Molson Coors Brewing Co., Class B	49,985	4,262,221
Mondelez International, Inc., Class A	440,980	17,872,919
Monster Beverage Corp. *	40,653	5,101,952
PepsiCo, Inc.	404,404	39,558,799
Philip Morris International, Inc.	430,643	39,201,432
Pilgrim's Pride Corp. *	16,585	405,503
Reynolds American, Inc.	228,324	11,514,379
The Coca-Cola Co.	1,086,222	46,848,755
The Hain Celestial Group, Inc. *	27,740	1,025,548
The Hershey Co.	40,247	3,658,050
The J.M. Smucker Co.	33,870	4,320,796
The Kraft Heinz Co.	163,966	12,628,661
The WhiteWave Foods Co. *	47,670	1,845,782
Tyson Foods, Inc., Class A	85,217	5,517,801
		292,384,802

See financial notes    23

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.0%
Abbott Laboratories	414,844	16,071,057
Aetna, Inc.	97,359	10,576,108
AmerisourceBergen Corp.	55,709	4,825,514
Anthem, Inc.	73,400	9,592,646
Baxter International, Inc.	148,023	5,848,389
Becton Dickinson & Co.	59,827	8,821,491
Boston Scientific Corp. *	372,612	6,326,952
C.R. Bard, Inc.	20,631	3,968,992
Cardinal Health, Inc.	91,929	7,510,599
Centene Corp. *	32,380	1,844,365
Cerner Corp. *	85,051	4,342,704
Cigna Corp.	70,707	9,871,404
Community Health Systems, Inc. *	36,056	545,167
DaVita HealthCare Partners, Inc. *	47,106	3,107,583
DENTSPLY International, Inc.	40,106	2,444,862
DexCom, Inc. *	21,530	1,400,742
Edwards Lifesciences Corp. *	58,644	5,102,028
Envision Healthcare Holdings, Inc. *	59,199	1,301,786
Express Scripts Holding Co. *	187,604	13,203,570
HCA Holdings, Inc. *	87,502	6,056,013
Henry Schein, Inc. *	22,696	3,755,053
Hologic, Inc. *	69,470	2,405,746
Humana, Inc.	40,877	7,234,003
IDEXX Laboratories, Inc. *	23,664	1,731,258
IMS Health Holdings, Inc. *	42,614	1,098,589
Intuitive Surgical, Inc. *	10,659	6,001,657
Laboratory Corp. of America Holdings *	27,337	3,002,696
McKesson Corp.	63,522	9,885,294
MEDNAX, Inc. *	24,594	1,648,782
Medtronic plc	389,926	30,176,373
Patterson Cos., Inc.	22,947	996,818
Premier, Inc., Class A *	7,193	233,916
Quest Diagnostics, Inc.	40,376	2,686,215
ResMed, Inc.	36,490	2,076,646
Sirona Dental Systems, Inc. *(d)	15,875	1,755,674
St. Jude Medical, Inc.	77,954	4,185,350
Stryker Corp.	86,772	8,666,787
Tenet Healthcare Corp. *	29,522	732,736
The Cooper Cos., Inc.	13,674	1,954,835
UnitedHealth Group, Inc.	263,775	31,415,602
Universal Health Services, Inc., Class B	25,050	2,764,768
Varian Medical Systems, Inc. *	25,501	1,994,688
Zimmer Biomet Holdings, Inc.	50,324	4,871,866
		254,037,324
Household & Personal Products 2.1%
Church & Dwight Co., Inc.	36,158	3,281,700
Colgate-Palmolive Co.	250,085	16,415,579
Coty, Inc., Class A (a)	27,440	781,491
Edgewell Personal Care Co.	16,285	1,244,988
Herbalife Ltd. *(a)	17,370	951,008
Kimberly-Clark Corp.	100,627	13,111,698
Spectrum Brands Holdings, Inc.	7,510	719,233
The Clorox Co.	36,370	4,597,895
Security	Number of Shares	Value ($)
The Estee Lauder Cos., Inc., Class A	60,769	5,550,033
The Procter & Gamble Co.	753,717	60,515,938
		107,169,563
Insurance 2.9%
Aflac, Inc.	117,337	6,983,898
Alleghany Corp. *	4,553	2,112,501
American Financial Group, Inc.	20,234	1,357,297
American International Group, Inc.	344,829	17,310,416
Aon plc	74,958	7,142,748
Arch Capital Group Ltd. *	32,499	2,207,982
Arthur J. Gallagher & Co.	47,562	1,895,346
Axis Capital Holdings Ltd.	26,884	1,443,940
Brown & Brown, Inc.	33,742	1,090,204
Chubb Ltd.	127,118	14,685,942
Cincinnati Financial Corp.	41,145	2,597,895
CNA Financial Corp.	9,080	263,048
Erie Indemnity Co., Class A	6,750	634,567
Everest Re Group Ltd.	11,944	2,223,137
FNF Group	73,884	2,436,694
Lincoln National Corp.	69,441	2,536,680
Loews Corp.	80,740	2,934,899
Markel Corp. *	3,790	3,246,931
Marsh & McLennan Cos., Inc.	144,106	8,221,247
MetLife, Inc.	304,973	12,064,732
PartnerRe Ltd.	14,677	2,058,743
Principal Financial Group, Inc.	73,955	2,796,239
Prudential Financial, Inc.	122,359	8,086,706
Reinsurance Group of America, Inc.	18,148	1,635,135
RenaissanceRe Holdings Ltd.	11,711	1,325,685
The Allstate Corp.	107,589	6,827,598
The Hartford Financial Services Group, Inc.	116,125	4,891,185
The Progressive Corp.	160,643	5,127,725
The Travelers Cos., Inc.	84,697	9,106,621
Torchmark Corp.	32,243	1,651,486
Unum Group	67,756	1,933,079
W.R. Berkley Corp.	29,235	1,505,602
Willis Towers Watson plc	38,768	4,393,190
XL Group plc	83,645	2,875,715
		147,604,813
Materials 2.9%
Air Products & Chemicals, Inc.	52,566	6,963,418
Airgas, Inc.	18,415	2,606,091
Albemarle Corp.	30,385	1,708,245
Alcoa, Inc.	364,765	3,257,351
Ashland, Inc.	18,755	1,787,164
Avery Dennison Corp.	25,257	1,644,736
Axalta Coating Systems Ltd. *	37,100	963,116
Ball Corp.	38,308	2,537,139
Celanese Corp., Series A	42,323	2,553,770
CF Industries Holdings, Inc.	64,847	2,364,322
Crown Holdings, Inc. *	37,879	1,774,631
E.I. du Pont de Nemours & Co.	241,526	14,701,688
Eastman Chemical Co.	43,417	2,785,201
Ecolab, Inc.	74,634	7,653,717
FMC Corp.	36,011	1,355,454
Freeport-McMoRan, Inc. (a)	354,353	2,703,713

24    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
GCP Applied Technologies, Inc. *	20,300	359,919
Huntsman Corp.	51,291	557,020
International Flavors & Fragrances, Inc.	22,270	2,300,268
International Paper Co.	114,959	4,104,036
LyondellBasell Industries N.V., Class A	101,663	8,154,389
Martin Marietta Materials, Inc.	17,974	2,563,452
Monsanto Co.	121,459	10,930,095
Newmont Mining Corp.	151,624	3,916,448
Nucor Corp.	87,429	3,439,457
Packaging Corp. of America	25,448	1,234,228
PPG Industries, Inc.	73,709	7,115,130
Praxair, Inc.	76,872	7,824,801
Reliance Steel & Aluminum Co.	20,588	1,253,603
RPM International, Inc.	34,102	1,393,067
Sealed Air Corp.	56,957	2,604,644
The Dow Chemical Co.	311,062	15,120,724
The Mosaic Co.	91,474	2,437,782
The Sherwin-Williams Co.	21,401	5,788,970
The Valspar Corp.	19,576	1,531,626
Vulcan Materials Co.	37,283	3,673,494
W.R. Grace & Co. *	20,300	1,395,422
Westlake Chemical Corp.	11,269	485,919
WestRock Co.	72,832	2,459,537
		148,003,787
Media 3.4%
AMC Networks, Inc., Class A *	16,301	1,068,368
Cablevision Systems Corp., Class A	61,041	1,985,664
CBS Corp., Class A	900	48,253
CBS Corp., Class B Non-Voting Shares	124,845	6,040,001
Charter Communications, Inc., Class A *(a)	20,622	3,702,886
Comcast Corp., Class A	674,369	38,931,322
Discovery Communications, Inc., Class A *	40,171	1,004,275
Discovery Communications, Inc., Class C *	73,926	1,822,276
DISH Network Corp., Class A *	59,421	2,800,512
Liberty Broadband Corp., Class A *	4,740	238,375
Liberty Broadband Corp., Class C *	20,230	1,018,985
Liberty Global plc, Class A *	69,260	2,551,538
Liberty Global plc, Series C *	169,730	6,103,491
Liberty Media Corp., Class A *	27,130	966,371
Liberty Media Corp., Class C *	54,260	1,893,674
Lions Gate Entertainment Corp.	26,070	550,077
MSG Networks, Inc., Class A *	15,686	257,564
News Corp., Class A	105,597	1,142,560
News Corp., Class B	28,540	325,641
Omnicom Group, Inc.	65,648	5,108,071
Scripps Networks Interactive, Inc., Class A	25,797	1,528,214
Sirius XM Holdings, Inc. *	610,580	2,271,358
TEGNA, Inc.	63,009	1,552,542
The Interpublic Group of Cos., Inc.	113,624	2,430,417
The Walt Disney Co.	421,803	40,290,623
Time Warner Cable, Inc.	79,407	15,155,620
Time Warner, Inc.	222,859	14,753,266
Tribune Media Co., Class A	25,726	923,563
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class A	327,723	8,855,075
Twenty-First Century Fox, Inc., Class B	123,250	3,347,470
Viacom, Inc., Class A	1,200	49,752
Viacom, Inc., Class B	97,059	3,576,624
		172,294,428
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	452,504	24,711,243
Agilent Technologies, Inc.	92,361	3,449,683
Alexion Pharmaceuticals, Inc. *	61,502	8,659,482
Alkermes plc *	40,760	1,315,325
Allergan plc *	109,528	31,775,168
Alnylam Pharmaceuticals, Inc. *	20,030	1,173,157
Amgen, Inc.	208,895	29,721,581
Anacor Pharmaceuticals, Inc. *	11,750	749,415
Baxalta, Inc.	160,411	6,179,032
Biogen, Inc. *	61,652	15,993,762
BioMarin Pharmaceutical, Inc. *	45,780	3,748,009
Bristol-Myers Squibb Co.	462,133	28,619,897
Celgene Corp. *	216,105	21,789,867
Eli Lilly & Co.	269,763	19,422,936
Endo International plc *	60,524	2,530,508
Gilead Sciences, Inc.	401,108	34,996,673
Illumina, Inc. *	39,633	5,954,462
Incyte Corp. *	47,369	3,481,621
Ionis Pharmaceuticals, Inc. *	32,580	1,125,965
Jazz Pharmaceuticals plc *	17,983	2,186,373
Johnson & Johnson	766,689	80,663,350
Mallinckrodt plc *	32,618	2,121,149
Medivation, Inc. *	49,058	1,754,805
Merck & Co., Inc.	775,505	38,938,106
Mettler-Toledo International, Inc. *	7,291	2,296,009
Mylan N.V. *	112,105	5,052,572
OPKO Health, Inc. *(a)	87,230	811,239
PerkinElmer, Inc.	31,182	1,473,661
Perrigo Co., plc	40,360	5,095,450
Pfizer, Inc.	1,714,436	50,867,316
Quintiles Transnational Holdings, Inc. *	27,284	1,710,980
Regeneron Pharmaceuticals, Inc. *	22,012	8,453,048
Seattle Genetics, Inc. *	29,343	885,865
Thermo Fisher Scientific, Inc.	112,044	14,474,964
United Therapeutics Corp. *	12,250	1,493,765
Vertex Pharmaceuticals, Inc. *	67,541	5,774,080
Waters Corp. *	22,621	2,721,533
Zoetis, Inc.	125,356	5,147,117
		477,319,168
Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	18,422	1,458,286
American Campus Communities, Inc.	36,739	1,608,066
American Capital Agency Corp.	92,789	1,676,697
American Tower Corp.	118,274	10,904,863
Annaly Capital Management, Inc.	258,003	2,613,570
Apartment Investment & Management Co., Class A	45,919	1,681,095

See financial notes    25

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AvalonBay Communities, Inc.	38,413	6,593,207
Boston Properties, Inc.	44,081	5,031,405
Brixmor Property Group, Inc.	41,366	969,205
Camden Property Trust	22,270	1,664,460
CBRE Group, Inc., Class A *	81,744	2,077,115
Crown Castle International Corp.	90,755	7,850,307
DDR Corp.	83,028	1,389,058
Digital Realty Trust, Inc.	44,050	3,483,034
Duke Realty Corp.	98,430	2,035,532
Equinix, Inc.	18,852	5,725,164
Equity Residential	102,889	7,664,202
Essex Property Trust, Inc.	18,374	3,845,311
Extra Space Storage, Inc.	32,918	2,704,214
Federal Realty Investment Trust	18,588	2,752,139
General Growth Properties, Inc.	158,088	4,350,582
HCP, Inc.	129,837	3,840,578
Host Hotels & Resorts, Inc.	212,431	3,252,319
Iron Mountain, Inc.	52,738	1,549,442
Jones Lang LaSalle, Inc.	11,697	1,193,913
Kilroy Realty Corp.	27,104	1,470,934
Kimco Realty Corp.	109,166	2,920,191
Lamar Advertising Co., Class A	21,070	1,203,729
Liberty Property Trust	37,386	1,079,708
Mid-America Apartment Communities, Inc.	20,330	1,828,480
National Retail Properties, Inc.	33,544	1,475,265
Omega Healthcare Investors, Inc.	44,030	1,411,602
Prologis, Inc.	146,937	5,651,197
Public Storage	42,410	10,580,871
Realogy Holdings Corp. *	38,483	1,230,302
Realty Income Corp.	71,978	4,213,592
Regency Centers Corp.	24,497	1,728,998
Senior Housing Properties Trust	71,878	1,122,016
Simon Property Group, Inc.	85,548	16,231,022
SL Green Realty Corp.	27,599	2,433,680
Taubman Centers, Inc.	16,103	1,140,414
The Macerich Co.	37,988	3,004,091
UDR, Inc.	75,752	2,600,566
Ventas, Inc.	89,879	5,003,564
VEREIT, Inc.	245,970	1,972,679
Vornado Realty Trust	49,592	4,282,765
Weingarten Realty Investors	29,307	1,032,486
Welltower, Inc.	96,873	6,178,560
Weyerhaeuser Co.	222,015	5,767,950
WP Carey, Inc.	24,886	1,410,787
		174,889,213
Retailing 5.3%
Advance Auto Parts, Inc.	20,060	2,977,706
Amazon.com, Inc. *	106,764	58,989,245
AutoNation, Inc. *	20,764	1,068,723
AutoZone, Inc. *	8,243	6,384,781
Bed Bath & Beyond, Inc. *	46,787	2,243,437
Best Buy Co., Inc.	81,017	2,624,141
CarMax, Inc. *	56,300	2,604,438
Dick's Sporting Goods, Inc.	27,009	1,147,072
Dillard's, Inc., Class A	7,561	632,780
Dollar General Corp.	79,070	5,870,948
Dollar Tree, Inc. *	63,932	5,130,543
Expedia, Inc.	32,678	3,402,107
Foot Locker, Inc.	38,517	2,407,313
Security	Number of Shares	Value ($)
GameStop Corp., Class A (a)	31,280	964,050
Genuine Parts Co.	40,564	3,656,845
Kohl's Corp.	53,785	2,510,146
L Brands, Inc.	69,219	5,869,079
Liberty Interactive Corp. QVC Group, Class A *	137,498	3,489,699
Liberty Ventures, Series A *	37,220	1,365,602
LKQ Corp. *	80,626	2,225,278
Lowe's Cos., Inc.	252,474	17,049,569
Macy's, Inc.	89,253	3,856,622
Netflix, Inc. *	118,135	11,034,990
Nordstrom, Inc. (a)	38,542	1,977,975
O'Reilly Automotive, Inc. *	27,490	7,156,197
Ross Stores, Inc.	112,430	6,181,401
Sally Beauty Holdings, Inc. *	42,378	1,338,297
Signet Jewelers Ltd.	22,303	2,417,645
Staples, Inc.	173,886	1,643,223
Target Corp.	168,096	13,187,131
The Gap, Inc.	65,286	1,805,158
The Home Depot, Inc.	353,445	43,869,593
The Priceline Group, Inc. *	13,764	17,414,350
The TJX Cos., Inc.	183,890	13,626,249
Tiffany & Co.	29,227	1,899,170
Tractor Supply Co.	38,024	3,215,690
TripAdvisor, Inc. *	32,327	2,023,670
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,275	3,018,847
Urban Outfitters, Inc. *	29,038	769,217
Williams-Sonoma, Inc.	24,540	1,278,779
		270,327,706
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	87,006	4,610,448
Applied Materials, Inc.	339,318	6,402,931
Broadcom Ltd.	107,577	14,412,091
First Solar, Inc. *	20,293	1,458,458
Intel Corp.	1,307,081	38,676,527
KLA-Tencor Corp.	44,577	3,019,646
Lam Research Corp.	44,653	3,273,065
Linear Technology Corp.	65,484	2,856,412
Marvell Technology Group Ltd.	143,860	1,373,863
Maxim Integrated Products, Inc.	78,269	2,650,188
Microchip Technology, Inc.	53,740	2,390,892
Micron Technology, Inc. *	295,840	3,144,779
NVIDIA Corp.	142,641	4,473,222
Qorvo, Inc. *	40,660	1,832,953
QUALCOMM, Inc.	415,892	21,123,155
Skyworks Solutions, Inc.	53,448	3,551,619
Texas Instruments, Inc.	278,659	14,774,500
Xilinx, Inc.	71,308	3,367,164
		133,391,913
Software & Services 12.3%
Accenture plc, Class A	173,647	17,409,848
Activision Blizzard, Inc.	143,595	4,547,654
Adobe Systems, Inc. *	139,382	11,868,377
Akamai Technologies, Inc. *	50,362	2,718,037
Alliance Data Systems Corp. *	17,341	3,643,864
Alphabet, Inc., Class A *	80,715	57,890,412
Alphabet, Inc., Class C *	82,657	57,675,575

26    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Amdocs Ltd.	42,681	2,422,574
ANSYS, Inc. *	24,507	2,034,571
Autodesk, Inc. *	62,869	3,252,842
Automatic Data Processing, Inc.	128,231	10,859,883
Broadridge Financial Solutions, Inc.	32,680	1,834,328
CA, Inc.	87,532	2,563,812
Cadence Design Systems, Inc. *	75,739	1,632,175
CDK Global, Inc.	43,449	1,950,426
Citrix Systems, Inc. *	42,897	3,030,673
Cognizant Technology Solutions Corp., Class A *	168,017	9,573,609
Computer Sciences Corp.	38,523	1,109,848
CoStar Group, Inc. *	8,980	1,589,999
CSRA, Inc.	38,523	999,672
eBay, Inc. *	304,046	7,236,295
Electronic Arts, Inc. *	87,036	5,591,193
Facebook, Inc., Class A *	630,528	67,416,054
Fidelity National Information Services, Inc.	78,301	4,561,033
FireEye, Inc. *	33,490	567,321
Fiserv, Inc. *	65,379	6,252,194
FleetCor Technologies, Inc. *	20,415	2,606,791
Fortinet, Inc. *	40,160	1,140,544
Gartner, Inc. *	21,395	1,762,948
Global Payments, Inc.	35,148	2,142,271
IAC/InterActiveCorp	20,544	912,564
International Business Machines Corp.	249,660	32,712,950
Intuit, Inc.	72,868	7,041,964
Jack Henry & Associates, Inc.	22,558	1,855,170
LinkedIn Corp., Class A *	31,344	3,673,203
MasterCard, Inc., Class A	276,258	24,012,345
Microsoft Corp.	2,216,028	112,751,505
NetSuite, Inc. *	12,313	743,951
Nuance Communications, Inc. *	69,111	1,348,356
Oracle Corp.	884,462	32,530,512
Paychex, Inc.	86,327	4,436,345
PayPal Holdings, Inc. *	304,046	11,596,314
Rackspace Hosting, Inc. *	29,754	640,604
Red Hat, Inc. *	51,263	3,350,037
Sabre Corp.	52,927	1,436,968
salesforce.com, Inc. *	172,894	11,713,568
ServiceNow, Inc. *	42,922	2,360,281
Splunk, Inc. *	34,450	1,502,020
SS&C Technologies Holdings, Inc.	21,430	1,249,155
Symantec Corp.	189,321	3,655,789
Synopsys, Inc. *	42,505	1,902,099
Tableau Software, Inc., Class A *	13,620	621,753
Teradata Corp. *	34,231	854,063
The Western Union Co.	135,767	2,479,105
Total System Services, Inc.	45,286	1,973,564
Twitter, Inc. *	170,214	3,084,278
Vantiv, Inc., Class A *	43,897	2,284,400
VeriSign, Inc. *	27,852	2,353,215
Visa, Inc., Class A	539,908	39,083,940
VMware, Inc., Class A *(a)	21,340	1,077,457
Workday, Inc., Class A *	32,288	1,951,810
Xerox Corp.	264,682	2,543,594
Yahoo! Inc. *	243,493	7,740,642
		625,358,344
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	84,766	4,498,532
Apple, Inc.	1,545,068	149,392,625
Arrow Electronics, Inc. *	26,830	1,533,603
Avnet, Inc.	37,859	1,557,898
CDW Corp.	38,690	1,531,350
Cisco Systems, Inc.	1,407,157	36,839,370
CommScope Holding Co., Inc. *	34,250	862,758
Corning, Inc.	329,798	6,035,303
EMC Corp.	537,027	14,032,516
F5 Networks, Inc. *	20,285	1,950,808
Fitbit, Inc., Class A *(a)	9,780	119,609
FLIR Systems, Inc.	38,546	1,193,384
Harris Corp.	33,943	2,648,233
Hewlett Packard Enterprise Co.	490,994	6,515,490
HP, Inc.	490,994	5,248,726
Jabil Circuit, Inc.	51,221	1,067,958
Juniper Networks, Inc.	97,144	2,399,457
Keysight Technologies, Inc. *	45,780	1,194,400
Motorola Solutions, Inc.	43,856	3,222,977
National Instruments Corp.	42,796	1,234,665
NCR Corp. *	43,602	1,018,543
NetApp, Inc.	84,999	2,111,375
Palo Alto Networks, Inc. *	19,160	2,774,176
SanDisk Corp.	54,359	3,927,981
Seagate Technology plc	83,002	2,602,943
TE Connectivity Ltd.	107,998	6,147,246
Trimble Navigation Ltd. *	77,126	1,793,951
Western Digital Corp.	62,771	2,732,422
		266,188,299
Telecommunication Services 2.7%
AT&T, Inc.	1,703,346	62,938,635
CenturyLink, Inc.	154,204	4,717,100
Frontier Communications Corp. (a)	353,272	1,911,202
Level 3 Communications, Inc. *	78,632	3,817,584
SBA Communications Corp., Class A *	33,715	3,199,216
Sprint Corp. *(a)	225,143	774,492
T-Mobile US, Inc. *	76,829	2,850,356
Verizon Communications, Inc.	1,127,340	57,189,958
Zayo Group Holdings, Inc. *	11,612	274,972
		137,673,515
Transportation 2.2%
Alaska Air Group, Inc.	34,250	2,531,075
AMERCO	1,500	514,215
American Airlines Group, Inc.	183,174	7,510,134
Avis Budget Group, Inc. *	28,236	723,971
C.H. Robinson Worldwide, Inc.	41,188	2,876,158
CSX Corp.	272,331	6,574,070
Delta Air Lines, Inc.	216,437	10,440,921
Expeditors International of Washington, Inc.	50,461	2,310,105
FedEx Corp.	71,837	9,833,049
Genesee & Wyoming, Inc., Class A *	18,846	1,068,945
Hertz Global Holdings, Inc. *	110,605	940,142
J.B. Hunt Transport Services, Inc.	24,622	1,878,412
JetBlue Airways Corp. *	85,060	1,871,320
Kansas City Southern	32,956	2,692,835

See financial notes    27

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kirby Corp. *	15,716	889,683
Macquarie Infrastructure Corp.	20,230	1,235,041
Norfolk Southern Corp.	81,776	5,983,550
Old Dominion Freight Line, Inc. *	20,030	1,293,137
Southwest Airlines Co.	180,709	7,580,743
Union Pacific Corp.	237,364	18,718,525
United Continental Holdings, Inc. *	102,883	5,891,081
United Parcel Service, Inc., Class B	192,108	18,548,027
		111,905,139
Utilities 3.4%
AES Corp.	198,119	1,941,566
AGL Resources, Inc.	31,711	2,050,116
Alliant Energy Corp.	38,708	2,630,209
Ameren Corp.	67,075	3,149,171
American Electric Power Co., Inc.	134,733	8,319,763
American Water Works Co., Inc.	47,280	3,064,690
Aqua America, Inc.	46,995	1,436,637
Atmos Energy Corp.	27,840	1,932,374
Calpine Corp. *	130,106	1,634,131
CenterPoint Energy, Inc.	118,239	2,202,793
CMS Energy Corp.	73,591	2,911,260
Consolidated Edison, Inc.	82,479	5,774,355
Dominion Resources, Inc.	166,388	11,633,849
DTE Energy Co.	48,361	4,068,127
Duke Energy Corp.	188,155	13,976,153
Edison International	89,302	6,086,824
Entergy Corp.	49,551	3,578,078
Eversource Energy	84,702	4,599,319
Exelon Corp.	262,066	8,252,458
FirstEnergy Corp.	119,160	3,988,285
ITC Holdings Corp.	42,501	1,726,816
National Fuel Gas Co.	22,312	1,019,212
NextEra Energy, Inc.	127,892	14,428,775
NiSource, Inc.	85,350	1,833,318
NRG Energy, Inc.	59,716	643,738
OGE Energy Corp.	53,472	1,330,383
Pepco Holdings, Inc.	65,823	1,723,246
PG&E Corp.	134,913	7,653,615
Pinnacle West Capital Corp.	29,161	2,007,152
PPL Corp.	181,308	6,343,967
Public Service Enterprise Group, Inc.	136,103	5,806,154
SCANA Corp.	38,386	2,495,858
Sempra Energy	65,969	6,366,668
TECO Energy, Inc.	74,382	2,043,274
The Southern Co.	257,538	12,408,181
UGI Corp.	50,255	1,857,425
WEC Energy Group, Inc.	85,192	4,800,569
Westar Energy, Inc.	37,918	1,647,916
Xcel Energy, Inc.	147,513	5,832,664
		175,199,089
Total Common Stock
(Cost $4,817,090,332)		5,090,346,624

Security	Number of Shares	Value ($)
Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	4,224,273	4,224,273
Securities Lending Collateral 0.5%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)	26,305,414	26,305,414
Total Other Investment Companies
(Cost $30,529,687)		30,529,687

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $4,848,778,893 and the unrealized appreciation and depreciation were $554,090,925 and ($281,993,507), respectively, with a net unrealized appreciation of $272,097,418.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,440,741.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	160	15,436,000	468,941

28    See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,259,214,126	2,395,350,525
0.8%	Other Investment Companies	18,803,361	18,803,361
100.6%	Total Investments	2,278,017,487	2,414,153,886
(0.6%)	Other Assets and Liabilities, Net		(14,270,281)
100.0%	Net Assets		2,399,883,605

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 0.5%
BorgWarner, Inc.	60,780	1,986,291
Lear Corp.	19,751	2,001,764
Tesla Motors, Inc. *(a)	26,966	5,175,584
The Goodyear Tire & Rubber Co.	73,502	2,213,880
		11,377,519
Banks 0.3%
CIT Group, Inc.	46,341	1,381,425
East West Bancorp, Inc.	37,228	1,115,723
Signature Bank *	13,131	1,701,121
SVB Financial Group *	13,462	1,196,099
Zions Bancorp	57,443	1,224,685
		6,619,053
Capital Goods 6.2%
3M Co.	165,778	26,005,595
A.O. Smith Corp.	19,985	1,406,544
Acuity Brands, Inc.	12,026	2,518,605
Allegion plc	25,058	1,578,654
AMETEK, Inc.	65,392	3,034,843
B/E Aerospace, Inc.	29,068	1,267,946
Carlisle Cos., Inc.	17,066	1,538,671
Caterpillar, Inc.	157,987	10,695,720
Chicago Bridge & Iron Co. N.V.	25,484	854,733
Colfax Corp. *	26,626	673,904
Cummins, Inc.	44,575	4,349,183
Danaher Corp.	159,788	14,264,275
Deere & Co.	84,165	6,748,350
Donaldson Co., Inc.	33,434	944,176
Dover Corp.	40,804	2,480,067
Fastenal Co.	76,132	3,448,018
Flowserve Corp.	36,414	1,530,116
Security	Number of Shares	Value ($)
Fortune Brands Home & Security, Inc.	42,265	2,122,548
HD Supply Holdings, Inc. *	48,446	1,346,314
IDEX Corp.	21,258	1,597,751
Jacobs Engineering Group, Inc. *	34,219	1,322,564
Lincoln Electric Holdings, Inc.	18,284	997,758
MSC Industrial Direct Co., Inc., Class A	13,387	931,468
Nordson Corp.	16,290	1,167,504
PACCAR, Inc.	93,942	4,838,013
Pentair plc	48,096	2,294,660
Quanta Services, Inc. *	43,270	877,948
Roper Technologies, Inc.	27,479	4,614,549
Sensata Technologies Holding N.V. *	46,982	1,602,556
Snap-on, Inc.	16,027	2,318,626
SolarCity Corp. *(a)	15,708	289,499
Spirit AeroSystems Holdings, Inc., Class A *	33,821	1,555,766
Stanley Black & Decker, Inc.	39,287	3,693,371
Textron, Inc.	73,925	2,524,539
The Boeing Co.	169,832	20,070,746
The Middleby Corp. *	15,637	1,447,986
TransDigm Group, Inc. *	14,514	3,099,900
United Rentals, Inc. *	24,611	1,269,189
W.W. Grainger, Inc.	15,235	3,304,472
WABCO Holdings, Inc. *	14,526	1,369,802
Wabtec Corp.	26,205	1,850,073
		149,847,002
Commercial & Professional Services 1.1%
Cintas Corp.	21,528	1,808,137
Copart, Inc. *	31,491	1,188,785
Equifax, Inc.	31,748	3,329,730
IHS, Inc., Class A *	18,321	1,905,201
ManpowerGroup, Inc.	19,402	1,502,491
Nielsen Holdings plc	96,689	4,867,324
Robert Half International, Inc.	36,348	1,431,748
Rollins, Inc.	27,118	746,558
Stericycle, Inc. *	23,249	2,648,759
The Dun & Bradstreet Corp.	9,381	898,606
Verisk Analytics, Inc. *	41,772	3,042,672
Waste Connections, Inc.	34,646	2,136,619
		25,506,630
Consumer Durables & Apparel 2.6%
Carter's, Inc.	14,503	1,473,940
D.R. Horton, Inc.	87,298	2,332,602
GoPro, Inc., Class A *(a)	25,452	302,370
Hanesbrands, Inc.	104,590	2,979,769
Harman International Industries, Inc.	18,838	1,444,498
Jarden Corp. *	55,070	2,912,101
Lennar Corp., B Shares	2,848	96,006
Lennar Corp., Class A	46,905	1,967,196
lululemon athletica, Inc. *	30,464	1,911,007
Michael Kors Holdings Ltd. *	51,105	2,895,098
Mohawk Industries, Inc. *	17,108	3,074,821
NIKE, Inc., Class B	362,970	22,355,322
NVR, Inc. *	1,013	1,658,281

See financial notes    29

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Polaris Industries, Inc.	16,100	1,415,351
PVH Corp.	22,304	1,765,361
Ralph Lauren Corp.	16,393	1,487,829
Skechers U.S.A., Inc., Class A *	35,928	1,182,750
Toll Brothers, Inc. *	44,388	1,218,451
Under Armour, Inc., Class A *	47,992	4,016,450
VF Corp.	91,197	5,937,837
		62,427,040
Consumer Services 2.6%
Chipotle Mexican Grill, Inc. *	8,309	4,230,610
Domino's Pizza, Inc.	14,271	1,898,614
Dunkin' Brands Group, Inc.	24,083	1,121,786
Extended Stay America, Inc.	23,011	340,103
Hilton Worldwide Holdings, Inc.	142,732	2,965,971
Hyatt Hotels Corp., Class A *	8,189	377,922
Las Vegas Sands Corp.	98,821	4,771,078
Marriott International, Inc., Class A (a)	53,384	3,638,120
Norwegian Cruise Line Holdings Ltd. *	44,052	2,164,275
Royal Caribbean Cruises Ltd.	45,899	3,413,509
Starbucks Corp.	400,387	23,306,527
Starwood Hotels & Resorts Worldwide, Inc.	45,215	3,124,809
Wynn Resorts Ltd. (a)	21,026	1,734,224
Yum! Brands, Inc.	110,247	7,989,600
		61,077,148
Diversified Financials 6.5%
Affiliated Managers Group, Inc. *	14,522	2,014,056
Ally Financial, Inc. *	116,332	2,045,117
American Express Co.	225,842	12,552,298
Ameriprise Financial, Inc.	47,900	4,021,205
Berkshire Hathaway, Inc., Class B *	505,310	67,797,443
BlackRock, Inc.	33,876	10,567,957
E*TRADE Financial Corp. *	80,954	1,899,181
FactSet Research Systems, Inc.	11,267	1,695,571
Franklin Resources, Inc.	100,709	3,610,418
Intercontinental Exchange, Inc.	32,241	7,688,189
LendingClub Corp. *	53,739	469,141
Leucadia National Corp.	91,061	1,315,831
LPL Financial Holdings, Inc. (a)	20,123	407,088
McGraw Hill Financial, Inc.	73,551	6,600,467
Moody's Corp.	46,151	4,098,209
Morgan Stanley	409,209	10,107,462
MSCI, Inc.	24,924	1,757,640
OneMain Holdings, Inc. *	11,021	248,744
Raymond James Financial, Inc.	35,750	1,567,280
SEI Investments Co.	37,870	1,445,498
T. Rowe Price Group, Inc.	67,328	4,653,038
TD Ameritrade Holding Corp.	72,890	2,083,196
The Charles Schwab Corp. (b)	323,754	8,110,038
		156,755,067
Energy 4.0%
Anadarko Petroleum Corp.	139,388	5,289,775
Antero Resources Corp. *(a)	20,162	460,702
Baker Hughes, Inc.	116,374	4,988,953
Cabot Oil & Gas Corp.	111,515	2,244,797
Security	Number of Shares	Value ($)
Cameron International Corp. *	50,971	3,341,659
Cheniere Energy, Inc. *	61,596	2,202,057
Cimarex Energy Co.	25,294	2,125,455
Concho Resources, Inc. *	34,672	3,128,801
Continental Resources, Inc. *(a)	23,554	545,982
Core Laboratories N.V. (a)	11,154	1,170,501
Devon Energy Corp.	137,650	2,708,952
EOG Resources, Inc.	146,847	9,506,875
EQT Corp.	40,198	2,240,636
FMC Technologies, Inc. *	62,608	1,535,774
Halliburton Co.	229,308	7,402,062
Hess Corp.	65,727	2,865,697
HollyFrontier Corp.	50,200	1,697,764
National Oilwell Varco, Inc.	103,830	3,039,104
Noble Energy, Inc.	118,148	3,485,366
Oceaneering International, Inc.	25,572	706,299
Pioneer Natural Resources Co.	44,087	5,313,806
Range Resources Corp. (a)	44,660	1,059,782
Schlumberger Ltd.	340,459	24,417,719
Southwestern Energy Co. *(a)	101,703	587,843
Tesoro Corp.	32,772	2,644,045
Weatherford International plc *	206,709	1,322,938
Whiting Petroleum Corp. *	49,854	199,915
		96,233,259
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	117,567	17,638,577
CVS Health Corp.	298,608	29,015,739
Rite Aid Corp. *	284,835	2,264,438
Walgreens Boots Alliance, Inc.	235,415	18,583,660
Whole Foods Market, Inc.	90,634	2,837,751
		70,340,165
Food, Beverage & Tobacco 1.4%
Brown-Forman Corp., Class A	8,784	936,286
Brown-Forman Corp., Class B	26,634	2,622,650
Constellation Brands, Inc., Class A	46,521	6,579,465
Keurig Green Mountain, Inc.	31,930	2,935,644
Mead Johnson Nutrition Co.	52,555	3,876,457
Monster Beverage Corp. *	40,380	5,067,690
The Hain Celestial Group, Inc. *	29,006	1,072,352
The Hershey Co.	39,628	3,601,789
The WhiteWave Foods Co. *	47,664	1,845,550
Tyson Foods, Inc., Class A	79,401	5,141,215
		33,679,098
Health Care Equipment & Services 7.9%
Aetna, Inc.	94,298	10,243,592
AmerisourceBergen Corp.	52,022	4,506,146
Becton Dickinson & Co.	56,442	8,322,373
C.R. Bard, Inc.	20,372	3,919,165
Centene Corp. *	32,892	1,873,528
Cerner Corp. *	82,448	4,209,795
Cigna Corp.	69,529	9,706,944
Community Health Systems, Inc. *	31,623	478,140
DaVita HealthCare Partners, Inc. *	45,371	2,993,125
DENTSPLY International, Inc.	38,328	2,336,475
DexCom, Inc. *	21,105	1,373,091
Edwards Lifesciences Corp. *	58,249	5,067,663
Envision Healthcare Holdings, Inc. *	48,635	1,069,484

30    See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Express Scripts Holding Co. *	182,365	12,834,849
HCA Holdings, Inc. *	84,439	5,844,023
Henry Schein, Inc. *	22,368	3,700,785
Hologic, Inc. *	64,478	2,232,873
Humana, Inc.	39,664	7,019,338
IDEXX Laboratories, Inc. *	24,692	1,806,467
Intuitive Surgical, Inc. *	10,009	5,635,667
Laboratory Corp. of America Holdings *	27,517	3,022,467
McKesson Corp.	62,100	9,664,002
MEDNAX, Inc. *	26,445	1,772,873
Medtronic plc	379,459	29,366,332
Premier, Inc., Class A *	11,455	372,517
ResMed, Inc.	37,582	2,138,792
Sirona Dental Systems, Inc. *(d)	15,111	1,671,180
Stryker Corp.	84,960	8,485,805
Tenet Healthcare Corp. *	26,048	646,511
The Cooper Cos., Inc.	13,304	1,901,940
UnitedHealth Group, Inc.	256,479	30,546,649
Universal Health Services, Inc., Class B	25,120	2,772,494
Varian Medical Systems, Inc. *	27,417	2,144,558
		189,679,643
Household & Personal Products 0.4%
Church & Dwight Co., Inc.	35,444	3,216,897
Herbalife Ltd. *(a)	17,302	947,285
Spectrum Brands Holdings, Inc.	6,795	650,757
The Estee Lauder Cos., Inc., Class A	59,794	5,460,986
		10,275,925
Insurance 0.9%
Alleghany Corp. *	4,314	2,001,610
Aon plc	73,885	7,040,502
Arch Capital Group Ltd. *	32,435	2,203,634
Erie Indemnity Co., Class A	6,545	615,295
Everest Re Group Ltd.	12,038	2,240,633
Markel Corp. *	3,752	3,214,376
PartnerRe Ltd.	13,034	1,828,279
RenaissanceRe Holdings Ltd.	11,038	1,249,501
W.R. Berkley Corp.	27,056	1,393,384
		21,787,214
Materials 2.6%
Airgas, Inc.	17,285	2,446,173
Axalta Coating Systems Ltd. *	38,415	997,253
Ball Corp.	36,669	2,428,588
CF Industries Holdings, Inc.	62,302	2,271,531
Crown Holdings, Inc. *	38,158	1,787,702
Ecolab, Inc.	71,911	7,374,473
FMC Corp.	35,214	1,325,455
GCP Applied Technologies, Inc. *	19,405	344,051
Martin Marietta Materials, Inc.	17,869	2,548,477
Monsanto Co.	118,253	10,641,588
Packaging Corp. of America	26,580	1,289,130
PPG Industries, Inc.	72,282	6,977,381
Praxair, Inc.	76,713	7,808,616
The Sherwin-Williams Co.	21,104	5,708,632
The Valspar Corp.	20,183	1,579,118
Security	Number of Shares	Value ($)
Vulcan Materials Co.	36,919	3,637,629
W.R. Grace & Co. *	19,405	1,333,900
WestRock Co.	68,787	2,322,937
		62,822,634
Media 5.0%
AMC Networks, Inc., Class A *	16,285	1,067,319
Charter Communications, Inc., Class A *(a)	20,620	3,702,527
Comcast Corp., Class A	657,804	37,975,025
Discovery Communications, Inc., Class A *	39,366	984,150
Discovery Communications, Inc., Class C *	72,774	1,793,879
DISH Network Corp., Class A *	60,726	2,862,016
Liberty Broadband Corp., Class A *	8,422	423,542
Liberty Broadband Corp., Class C *	16,422	827,176
Liberty Global plc, Class A *	69,354	2,555,001
Liberty Global plc, Series C *	165,132	5,938,147
Liberty Media Corp., Class A *	25,654	913,795
Liberty Media Corp., Class C *	53,191	1,856,366
Lions Gate Entertainment Corp.	24,283	512,371
MSG Networks, Inc., Class A *	16,630	273,065
Scripps Networks Interactive, Inc., Class A	25,516	1,511,568
Sirius XM Holdings, Inc. *	600,012	2,232,045
The Walt Disney Co.	410,403	39,201,695
Time Warner Cable, Inc.	76,717	14,642,207
		119,271,894
Pharmaceuticals, Biotechnology & Life Sciences 9.1%
Agilent Technologies, Inc.	89,967	3,360,267
Alexion Pharmaceuticals, Inc. *	60,720	8,549,376
Alkermes plc *	39,230	1,265,952
Allergan plc *	106,496	30,895,555
Alnylam Pharmaceuticals, Inc. *	19,788	1,158,983
Amgen, Inc.	204,111	29,040,913
Anacor Pharmaceuticals, Inc. *	11,544	736,276
Biogen, Inc. *	59,968	15,556,899
BioMarin Pharmaceutical, Inc. *	43,589	3,568,631
Celgene Corp. *	211,650	21,340,669
Endo International plc *	56,487	2,361,721
Gilead Sciences, Inc.	389,376	33,973,056
Illumina, Inc. *	39,103	5,874,835
Incyte Corp. *	45,316	3,330,726
Ionis Pharmaceuticals, Inc. *	32,649	1,128,349
Jazz Pharmaceuticals plc *	16,842	2,047,650
Mallinckrodt plc *	31,432	2,044,023
Medivation, Inc. *	42,562	1,522,443
Mettler-Toledo International, Inc. *	7,379	2,323,721
Mylan N.V. *	111,023	5,003,807
OPKO Health, Inc. *(a)	89,786	835,010
Perrigo Co., plc	39,411	4,975,639
Regeneron Pharmaceuticals, Inc. *	20,960	8,049,059
Seattle Genetics, Inc. *	29,551	892,145
Thermo Fisher Scientific, Inc.	107,926	13,942,960
United Therapeutics Corp. *	11,957	1,458,037
Vertex Pharmaceuticals, Inc. *	66,851	5,715,092

See financial notes    31

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Waters Corp. *	22,028	2,650,189
Zoetis, Inc.	122,052	5,011,455
		218,613,438
Real Estate 3.9%
American Campus Communities, Inc.	29,179	1,277,165
American Tower Corp.	114,104	10,520,389
AvalonBay Communities, Inc.	37,183	6,382,090
Boston Properties, Inc.	41,773	4,767,970
CBRE Group, Inc., Class A *	75,853	1,927,425
Crown Castle International Corp.	90,765	7,851,172
Digital Realty Trust, Inc.	38,826	3,069,972
Equinix, Inc.	18,593	5,646,508
Essex Property Trust, Inc.	17,589	3,681,026
Extra Space Storage, Inc.	33,965	2,790,225
Federal Realty Investment Trust	18,615	2,756,137
Jones Lang LaSalle, Inc.	12,234	1,248,724
Mid-America Apartment Communities, Inc.	19,988	1,797,721
Public Storage	39,776	9,923,714
Realogy Holdings Corp. *	38,532	1,231,868
Simon Property Group, Inc.	83,664	15,873,571
SL Green Realty Corp.	27,496	2,424,597
Taubman Centers, Inc.	16,235	1,149,763
Ventas, Inc.	89,409	4,977,399
Vornado Realty Trust	46,650	4,028,694
		93,326,130
Retailing 9.6%
Advance Auto Parts, Inc.	19,530	2,899,033
Amazon.com, Inc. *	103,682	57,286,379
AutoNation, Inc. *	20,593	1,059,922
AutoZone, Inc. *	8,173	6,330,561
Bed Bath & Beyond, Inc. *	43,551	2,088,270
CarMax, Inc. *	55,699	2,576,636
Dick's Sporting Goods, Inc.	25,716	1,092,158
Dollar General Corp.	78,809	5,851,568
Dollar Tree, Inc. *	63,259	5,076,535
Expedia, Inc.	31,487	3,278,112
L Brands, Inc.	68,532	5,810,828
Liberty Interactive Corp. QVC Group, Class A *	126,552	3,211,890
Liberty Ventures, Series A *	34,395	1,261,953
LKQ Corp. *	81,321	2,244,460
Lowe's Cos., Inc.	246,650	16,656,274
Netflix, Inc. *	115,783	10,815,290
Nordstrom, Inc. (a)	37,690	1,934,251
O'Reilly Automotive, Inc. *	26,624	6,930,760
Ross Stores, Inc.	109,660	6,029,107
Sally Beauty Holdings, Inc. *	42,805	1,351,782
Signet Jewelers Ltd.	21,136	2,291,142
The Home Depot, Inc.	342,431	42,502,536
The Priceline Group, Inc. *	13,445	17,010,748
The TJX Cos., Inc.	180,202	13,352,968
Tiffany & Co.	29,655	1,926,982
Tractor Supply Co.	36,257	3,066,254
TripAdvisor, Inc. *	31,088	1,946,109
Ulta Salon, Cosmetics & Fragrance, Inc. *	17,385	2,871,828
Security	Number of Shares	Value ($)
Urban Outfitters, Inc. *	22,209	588,316
Williams-Sonoma, Inc.	23,254	1,211,766
		230,554,418
Semiconductors & Semiconductor Equipment 2.1%
Broadcom Ltd.	104,575	14,009,913
Lam Research Corp.	43,288	3,173,010
Micron Technology, Inc. *	293,344	3,118,247
NVIDIA Corp.	137,616	4,315,638
Qorvo, Inc. *	37,506	1,690,770
QUALCOMM, Inc.	404,182	20,528,404
Skyworks Solutions, Inc.	51,940	3,451,413
		50,287,395
Software & Services 18.2%
Accenture plc, Class A	168,023	16,845,986
Activision Blizzard, Inc.	135,296	4,284,824
Adobe Systems, Inc. *	134,833	11,481,030
Akamai Technologies, Inc. *	48,722	2,629,526
Alliance Data Systems Corp. *	16,159	3,395,491
Alphabet, Inc., Class A *	78,702	56,446,649
Alphabet, Inc., Class C *	80,023	55,837,649
ANSYS, Inc. *	25,142	2,087,289
Autodesk, Inc. *	61,396	3,176,629
Automatic Data Processing, Inc.	122,788	10,398,916
Cadence Design Systems, Inc. *	80,522	1,735,249
CDK Global, Inc.	43,781	1,965,329
Citrix Systems, Inc. *	41,094	2,903,291
Cognizant Technology Solutions Corp., Class A *	163,047	9,290,418
CoStar Group, Inc. *	8,841	1,565,388
eBay, Inc. *	295,736	7,038,517
Electronic Arts, Inc. *	83,408	5,358,130
Facebook, Inc., Class A *	612,651	65,504,645
Fidelity National Information Services, Inc.	74,849	4,359,954
FireEye, Inc. *	34,965	592,307
Fiserv, Inc. *	63,045	6,028,993
FleetCor Technologies, Inc. *	21,039	2,686,470
Fortinet, Inc. *	38,802	1,101,977
Gartner, Inc. *	23,301	1,920,003
Global Payments, Inc.	35,338	2,153,851
IAC/InterActiveCorp	21,507	955,341
Intuit, Inc.	70,544	6,817,372
Jack Henry & Associates, Inc.	22,289	1,833,047
LinkedIn Corp., Class A *	31,123	3,647,304
MasterCard, Inc., Class A	266,758	23,186,605
NetSuite, Inc. *	10,747	649,334
Nuance Communications, Inc. *	70,891	1,383,084
Oracle Corp.	862,037	31,705,721
PayPal Holdings, Inc. *	300,248	11,451,459
Rackspace Hosting, Inc. *	32,066	690,381
Red Hat, Inc. *	50,208	3,281,093
Sabre Corp.	45,916	1,246,619
salesforce.com, Inc. *	167,552	11,351,648
ServiceNow, Inc. *	39,980	2,198,500
Splunk, Inc. *	35,122	1,531,319
SS&C Technologies Holdings, Inc.	21,860	1,274,219
Synopsys, Inc. *	40,688	1,820,788
Tableau Software, Inc., Class A *	14,709	671,466

32    See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Teradata Corp. *	36,952	921,952
Twitter, Inc. *	158,602	2,873,868
Vantiv, Inc., Class A *	42,735	2,223,930
VeriSign, Inc. *	26,414	2,231,719
Visa, Inc., Class A	525,223	38,020,893
VMware, Inc., Class A *(a)	20,911	1,055,796
Workday, Inc., Class A *	29,763	1,799,173
		435,611,142
Technology Hardware & Equipment 7.6%
Amphenol Corp., Class A	83,609	4,437,130
Apple, Inc.	1,504,046	145,426,208
CDW Corp.	39,329	1,556,642
CommScope Holding Co., Inc. *	31,744	799,631
EMC Corp.	524,993	13,718,067
F5 Networks, Inc. *	19,562	1,881,278
Fitbit, Inc., Class A *(a)	13,237	161,888
FLIR Systems, Inc.	39,451	1,221,403
Juniper Networks, Inc.	96,333	2,379,425
National Instruments Corp.	27,374	789,740
NetApp, Inc.	78,707	1,955,082
Palo Alto Networks, Inc. *	19,475	2,819,785
SanDisk Corp.	54,465	3,935,641
Trimble Navigation Ltd. *	68,800	1,600,288
		182,682,208
Telecommunication Services 0.4%
Level 3 Communications, Inc. *	77,125	3,744,419
SBA Communications Corp., Class A *	34,204	3,245,617
T-Mobile US, Inc. *	74,680	2,770,628
		9,760,664
Transportation 3.9%
Alaska Air Group, Inc.	33,111	2,446,903
AMERCO	1,474	505,302
American Airlines Group, Inc.	170,586	6,994,026
Avis Budget Group, Inc. *	29,610	759,200
C.H. Robinson Worldwide, Inc.	39,263	2,741,735
Delta Air Lines, Inc.	211,844	10,219,355
FedEx Corp.	70,908	9,705,887
Genesee & Wyoming, Inc., Class A *	14,099	799,695
Hertz Global Holdings, Inc. *	109,802	933,317
J.B. Hunt Transport Services, Inc.	24,261	1,850,872
JetBlue Airways Corp. *	87,675	1,928,850
Kansas City Southern	29,317	2,395,492
Kirby Corp. *	15,687	888,041
Macquarie Infrastructure Corp.	19,108	1,166,543
Old Dominion Freight Line, Inc. *	18,202	1,175,121
Southwest Airlines Co.	174,992	7,340,915
Union Pacific Corp.	230,803	18,201,125
United Continental Holdings, Inc. *	101,355	5,803,587
United Parcel Service, Inc., Class B	188,595	18,208,847
		94,064,813
Security	Number of Shares	Value ($)
Utilities 0.1%
Calpine Corp. *	84,570	1,062,199
ITC Holdings Corp.	41,566	1,688,827
		2,751,026
Total Common Stock
(Cost $2,259,214,126)		2,395,350,525

Other Investment Companies 0.8% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	1,803,391	1,803,391
Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (c)	16,999,970	16,999,970
Total Other Investment Companies
(Cost $18,803,361)		18,803,361

End of Investments

At 02/29/16, the tax basis cost of the fund's investments was $2,278,912,841 and the unrealized appreciation and depreciation were $285,413,948 and ($150,172,903), respectively, with a net unrealized appreciation of $135,241,045.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,423,687.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ETF —	Exchange-traded fund
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	40	3,859,000	89,970

See financial notes    33

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	1,732,651,952	1,762,289,788
0.4%	Other Investment Companies	7,243,358	7,243,358
99.9%	Total Investments	1,739,895,310	1,769,533,146
0.1%	Other Assets and Liabilities, Net		1,134,043
100.0%	Net Assets		1,770,667,189

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.6%
Autoliv, Inc. (a)	16,070	1,707,116
Delphi Automotive plc	52,517	3,501,834
Ford Motor Co.	728,316	9,111,233
General Motors Co.	262,541	7,729,207
Harley-Davidson, Inc.	35,436	1,529,772
Johnson Controls, Inc.	120,739	4,402,144
		27,981,306
Banks 9.6%
Bank of America Corp.	1,935,040	24,226,701
BB&T Corp.	145,918	4,692,723
BOK Financial Corp. (a)	3,925	191,815
Citigroup, Inc.	553,969	21,521,696
Citizens Financial Group, Inc.	97,020	1,865,695
Comerica, Inc.	33,703	1,138,487
Cullen/Frost Bankers, Inc.	9,974	478,054
Fifth Third Bancorp	145,698	2,223,351
First Republic Bank	26,662	1,640,779
Huntington Bancshares, Inc.	153,330	1,341,637
JPMorgan Chase & Co.	684,702	38,548,723
KeyCorp	150,921	1,592,216
M&T Bank Corp.	29,449	3,019,995
New York Community Bancorp, Inc.	90,267	1,365,740
People's United Financial, Inc.	57,985	847,161
Regions Financial Corp.	240,555	1,808,974
SunTrust Banks, Inc.	94,175	3,124,726
The PNC Financial Services Group, Inc.	93,804	7,627,203
U.S. Bancorp	306,203	11,794,940
Wells Fargo & Co.	867,851	40,719,569
		169,770,185
Security	Number of Shares	Value ($)
Capital Goods 8.3%
AGCO Corp.	13,462	666,234
Allison Transmission Holdings, Inc.	32,815	777,059
Eaton Corp. plc	85,585	4,853,525
Emerson Electric Co.	120,647	5,891,193
Fluor Corp.	25,806	1,188,108
General Dynamics Corp.	55,521	7,565,847
General Electric Co.	1,755,106	51,143,789
Honeywell International, Inc.	143,270	14,520,415
Hubbell, Inc.	10,644	1,057,588
Illinois Tool Works, Inc.	60,706	5,721,541
Ingersoll-Rand plc	47,423	2,634,822
L-3 Communications Holdings, Inc.	14,250	1,671,668
Lockheed Martin Corp.	49,404	10,660,889
Masco Corp.	62,861	1,772,680
Northrop Grumman Corp.	34,265	6,586,418
Owens Corning	21,198	909,818
Parker-Hannifin Corp.	25,404	2,570,885
Raytheon Co.	55,688	6,896,959
Rockwell Automation, Inc.	24,552	2,555,618
Rockwell Collins, Inc.	25,130	2,200,634
Trinity Industries, Inc.	29,217	462,797
United Technologies Corp.	144,873	13,997,629
Xylem, Inc.	34,095	1,275,494
		147,581,610
Commercial & Professional Services 0.6%
Republic Services, Inc.	43,136	1,971,315
The ADT Corp.	32,373	1,306,898
Tyco International plc	76,901	2,705,377
Waste Management, Inc.	76,752	4,286,600
		10,270,190
Consumer Durables & Apparel 0.7%
Coach, Inc.	51,482	2,004,709
Garmin Ltd.	22,463	909,976
Hasbro, Inc.	21,353	1,620,052
Leggett & Platt, Inc.	25,383	1,133,605
Mattel, Inc.	63,196	2,055,134
Newell Rubbermaid, Inc.	48,496	1,843,333
PulteGroup, Inc.	58,079	998,378
Whirlpool Corp.	14,314	2,223,250
		12,788,437
Consumer Services 1.8%
Aramark	42,151	1,324,384
Carnival Corp.	86,249	4,136,502
Darden Restaurants, Inc.	20,538	1,311,967
H&R Block, Inc.	43,726	1,437,711
McDonald's Corp.	171,145	20,056,483
MGM Resorts International *	89,646	1,696,999
Service Corp. International	36,156	850,389
Wyndham Worldwide Corp.	22,263	1,621,637
		32,436,072
Diversified Financials 3.0%
Capital One Financial Corp.	98,204	6,454,949
CME Group, Inc.	62,801	5,742,523

34    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Discover Financial Services	80,093	3,717,917
Eaton Vance Corp.	22,168	640,877
Invesco Ltd.	77,749	2,079,008
Lazard Ltd., Class A	23,720	834,470
Legg Mason, Inc.	18,825	537,642
Nasdaq, Inc.	21,025	1,330,672
Navient Corp.	68,814	745,256
Northern Trust Corp.	40,031	2,377,041
Santander Consumer USA Holdings, Inc. *	18,829	192,997
State Street Corp.	75,125	4,115,347
Synchrony Financial *	153,733	4,143,104
The Bank of New York Mellon Corp.	204,009	7,219,879
The Goldman Sachs Group, Inc.	74,768	11,180,059
Voya Financial, Inc.	43,621	1,280,713
		52,592,454
Energy 8.2%
Apache Corp.	70,817	2,710,875
California Resources Corp.	13,386	7,524
Chesapeake Energy Corp. (a)	97,526	254,543
Chevron Corp.	350,582	29,252,562
Columbia Pipeline Group, Inc.	72,679	1,319,124
ConocoPhillips	230,465	7,796,631
Ensco plc, Class A	43,768	379,469
Exxon Mobil Corp.	774,973	62,114,086
Helmerich & Payne, Inc.	20,327	1,076,721
Kinder Morgan, Inc.	339,971	6,150,075
Marathon Oil Corp.	126,579	1,039,214
Marathon Petroleum Corp.	98,759	3,382,496
Murphy Oil Corp.	31,141	535,002
Occidental Petroleum Corp.	142,412	9,800,794
ONEOK, Inc.	38,879	933,096
Phillips 66	88,202	7,002,357
Spectra Energy Corp.	123,147	3,595,892
The Williams Cos., Inc.	125,603	2,008,392
Transocean Ltd. (a)	61,240	529,726
Valero Energy Corp.	89,426	5,372,714
		145,261,293
Food & Staples Retailing 1.7%
Sysco Corp.	97,310	4,294,290
The Kroger Co.	181,147	7,229,577
Wal-Mart Stores, Inc.	292,328	19,393,040
		30,916,907
Food, Beverage & Tobacco 9.8%
Altria Group, Inc.	364,597	22,448,237
Archer-Daniels-Midland Co.	111,687	3,904,578
Bunge Ltd.	27,375	1,361,085
Campbell Soup Co.	33,333	2,058,313
Coca-Cola Enterprises, Inc.	38,650	1,874,911
ConAgra Foods, Inc.	81,635	3,433,568
Dr. Pepper Snapple Group, Inc.	35,030	3,206,296
Flowers Foods, Inc.	34,511	591,173
General Mills, Inc.	111,044	6,534,939
Hormel Foods Corp.	50,057	2,127,923
Ingredion, Inc.	13,699	1,386,613
Kellogg Co.	47,960	3,549,999
Security	Number of Shares	Value ($)
McCormick & Co., Inc. Non-Voting Shares	21,578	2,012,364
Molson Coors Brewing Co., Class B	33,710	2,874,452
Mondelez International, Inc., Class A	296,357	12,011,349
PepsiCo, Inc.	271,671	26,574,857
Philip Morris International, Inc.	287,892	26,206,809
Pilgrim's Pride Corp. *	11,537	282,080
Reynolds American, Inc.	154,392	7,785,989
The Coca-Cola Co.	727,845	31,391,955
The J.M. Smucker Co.	22,105	2,819,935
The Kraft Heinz Co.	110,499	8,510,633
		172,948,058
Health Care Equipment & Services 2.2%
Abbott Laboratories	276,999	10,730,941
Anthem, Inc.	48,085	6,284,229
Baxter International, Inc.	102,872	4,064,473
Boston Scientific Corp. *	251,107	4,263,797
Cardinal Health, Inc.	61,110	4,992,687
IMS Health Holdings, Inc. *	26,714	688,687
Patterson Cos., Inc.	16,256	706,161
Quest Diagnostics, Inc.	27,071	1,801,033
St. Jude Medical, Inc.	53,274	2,860,281
Zimmer Biomet Holdings, Inc.	33,738	3,266,176
		39,658,465
Household & Personal Products 3.6%
Colgate-Palmolive Co.	167,672	11,005,990
Coty, Inc., Class A (a)	14,967	426,260
Edgewell Personal Care Co.	11,366	868,931
Kimberly-Clark Corp.	67,354	8,776,226
The Clorox Co.	23,720	2,998,682
The Procter & Gamble Co.	506,692	40,682,301
		64,758,390
Insurance 4.7%
Aflac, Inc.	78,808	4,690,652
American Financial Group, Inc.	13,336	894,579
American International Group, Inc.	231,454	11,618,991
Arthur J. Gallagher & Co.	33,931	1,352,150
Axis Capital Holdings Ltd.	18,880	1,014,045
Brown & Brown, Inc.	21,366	690,335
Chubb Ltd.	85,713	9,902,423
Cincinnati Financial Corp.	27,494	1,735,971
CNA Financial Corp.	5,354	155,105
FNF Group	51,739	1,706,352
Lincoln National Corp.	46,122	1,684,837
Loews Corp.	51,597	1,875,551
Marsh & McLennan Cos., Inc.	96,608	5,511,486
MetLife, Inc.	205,978	8,148,490
Principal Financial Group, Inc.	51,368	1,942,224
Prudential Financial, Inc.	82,987	5,484,611
Reinsurance Group of America, Inc.	12,565	1,132,107
The Allstate Corp.	73,189	4,644,574
The Hartford Financial Services Group, Inc.	75,457	3,178,249
The Progressive Corp.	108,376	3,459,362
The Travelers Cos., Inc.	56,827	6,110,039
Torchmark Corp.	20,245	1,036,949
Unum Group	44,410	1,267,017

See financial notes    35

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Willis Towers Watson plc	25,316	2,868,809
XL Group plc	57,560	1,978,913
		84,083,821
Materials 3.2%
Air Products & Chemicals, Inc.	35,709	4,730,371
Albemarle Corp.	20,680	1,162,630
Alcoa, Inc.	240,296	2,145,843
Ashland, Inc.	11,834	1,127,662
Avery Dennison Corp.	16,968	1,104,956
Celanese Corp., Series A	27,031	1,631,050
E.I. du Pont de Nemours & Co.	162,280	9,877,984
Eastman Chemical Co.	27,664	1,774,646
Freeport-McMoRan, Inc. (a)	235,014	1,793,157
Huntsman Corp.	37,976	412,419
International Flavors & Fragrances, Inc.	15,141	1,563,914
International Paper Co.	76,393	2,727,230
LyondellBasell Industries N.V., Class A	66,576	5,340,061
Newmont Mining Corp.	96,371	2,489,263
Nucor Corp.	59,648	2,346,552
Reliance Steel & Aluminum Co.	14,336	872,919
RPM International, Inc.	24,875	1,016,144
Sealed Air Corp.	36,314	1,660,639
The Dow Chemical Co.	208,492	10,134,796
The Mosaic Co.	62,276	1,659,655
Westlake Chemical Corp.	8,081	348,453
		55,920,344
Media 1.9%
Cablevision Systems Corp., Class A	40,104	1,304,583
CBS Corp., Class A	1,780	95,435
CBS Corp., Class B Non-Voting Shares	81,269	3,931,794
News Corp., Class A	60,476	654,350
News Corp., Class B	29,358	334,975
Omnicom Group, Inc.	44,574	3,468,303
TEGNA, Inc.	42,112	1,037,640
The Interpublic Group of Cos., Inc.	74,836	1,600,742
Time Warner, Inc.	148,267	9,815,275
Tribune Media Co., Class A	13,300	477,470
Twenty-First Century Fox, Inc., Class A	219,378	5,927,594
Twenty-First Century Fox, Inc., Class B	77,552	2,106,312
Viacom, Inc., Class A	2,920	121,063
Viacom, Inc., Class B	63,126	2,326,193
		33,201,729
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	303,313	16,563,923
Baxalta, Inc.	108,610	4,183,657
Bristol-Myers Squibb Co.	310,244	19,213,411
Eli Lilly & Co.	181,075	13,037,400
Johnson & Johnson	515,058	54,189,252
Merck & Co., Inc.	520,962	26,157,502
PerkinElmer, Inc.	20,268	957,866
Security	Number of Shares	Value ($)
Pfizer, Inc.	1,147,831	34,056,146
Quintiles Transnational Holdings, Inc. *	18,096	1,134,800
		169,493,957
Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	13,744	1,087,975
American Capital Agency Corp.	65,938	1,191,500
Annaly Capital Management, Inc.	177,711	1,800,213
Apartment Investment & Management Co., Class A	28,499	1,043,348
Brixmor Property Group, Inc.	34,821	815,856
Camden Property Trust	16,005	1,196,214
DDR Corp.	60,286	1,008,585
Duke Realty Corp.	62,236	1,287,041
Equity Residential	67,590	5,034,779
General Growth Properties, Inc.	105,739	2,909,937
HCP, Inc.	86,578	2,560,977
Host Hotels & Resorts, Inc.	140,143	2,145,589
Iron Mountain, Inc.	34,259	1,006,530
Kilroy Realty Corp.	16,819	912,767
Kimco Realty Corp.	77,077	2,061,810
Lamar Advertising Co., Class A	14,253	814,274
Liberty Property Trust	27,600	797,088
National Retail Properties, Inc.	24,942	1,096,949
Omega Healthcare Investors, Inc.	28,912	926,919
Prologis, Inc.	98,403	3,784,579
Realty Income Corp.	47,065	2,755,185
Regency Centers Corp.	16,270	1,148,337
Senior Housing Properties Trust	47,243	737,463
The Macerich Co.	24,610	1,946,159
UDR, Inc.	51,380	1,763,875
VEREIT, Inc.	170,268	1,365,549
Weingarten Realty Investors	20,617	726,337
Welltower, Inc.	65,880	4,201,826
Weyerhaeuser Co.	146,030	3,793,859
WP Carey, Inc.	18,685	1,059,253
		52,980,773
Retailing 1.3%
Best Buy Co., Inc.	56,179	1,819,638
Dillard's, Inc., Class A	4,753	397,778
Foot Locker, Inc.	24,964	1,560,250
GameStop Corp., Class A (a)	20,662	636,803
Genuine Parts Co.	28,553	2,574,053
Kohl's Corp.	36,039	1,681,940
Macy's, Inc.	57,563	2,487,297
Staples, Inc.	120,766	1,141,239
Target Corp.	113,515	8,905,252
The Gap, Inc.	42,939	1,187,263
		22,391,513
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	57,873	3,066,690
Applied Materials, Inc.	212,666	4,013,008
First Solar, Inc. *	14,615	1,050,380
Intel Corp.	879,662	26,029,199
KLA-Tencor Corp.	28,954	1,961,344
Linear Technology Corp.	44,620	1,946,324
Marvell Technology Group Ltd.	88,863	848,642

36    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Maxim Integrated Products, Inc.	52,750	1,786,115
Microchip Technology, Inc.	37,519	1,669,220
Texas Instruments, Inc.	188,104	9,973,274
Xilinx, Inc.	48,396	2,285,259
		54,629,455
Software & Services 6.7%
Amdocs Ltd.	27,974	1,587,804
Broadridge Financial Solutions, Inc.	21,206	1,190,293
CA, Inc.	59,858	1,753,241
Computer Sciences Corp.	25,333	729,844
CSRA, Inc.	25,333	657,391
International Business Machines Corp.	166,093	21,763,166
Microsoft Corp.	1,486,899	75,653,421
Paychex, Inc.	61,194	3,144,760
Symantec Corp.	124,498	2,404,056
The Western Union Co.	94,251	1,721,023
Total System Services, Inc.	30,452	1,327,098
Xerox Corp.	175,818	1,689,611
Yahoo! Inc. *	162,456	5,164,476
		118,786,184
Technology Hardware & Equipment 3.0%
Arrow Electronics, Inc. *	18,305	1,046,314
Avnet, Inc.	25,731	1,058,831
Cisco Systems, Inc.	943,538	24,701,825
Corning, Inc.	218,451	3,997,653
Harris Corp.	23,663	1,846,187
Hewlett Packard Enterprise Co.	332,798	4,416,229
HP, Inc.	332,798	3,557,611
Jabil Circuit, Inc.	34,603	721,473
Keysight Technologies, Inc. *	31,740	828,097
Motorola Solutions, Inc.	30,242	2,222,485
NCR Corp. *	22,936	535,785
Seagate Technology plc	55,534	1,741,546
TE Connectivity Ltd.	71,219	4,053,785
Western Digital Corp.	42,461	1,848,327
		52,576,148
Telecommunication Services 4.8%
AT&T, Inc.	1,143,503	42,252,436
CenturyLink, Inc.	103,000	3,150,770
Frontier Communications Corp. (a)	213,778	1,156,539
Sprint Corp. *(a)	148,046	509,278
Verizon Communications, Inc.	756,220	38,363,040
Zayo Group Holdings, Inc. *	8,213	194,484
		85,626,547
Transportation 0.6%
CSX Corp.	181,028	4,370,016
Expeditors International of Washington, Inc.	34,092	1,560,732
Norfolk Southern Corp.	55,308	4,046,886
		9,977,634
Security	Number of Shares	Value ($)
Utilities 6.5%
AES Corp.	123,063	1,206,017
AGL Resources, Inc.	22,266	1,439,497
Alliant Energy Corp.	20,483	1,391,820
Ameren Corp.	45,418	2,132,375
American Electric Power Co., Inc.	91,571	5,654,509
American Water Works Co., Inc.	33,591	2,177,369
Aqua America, Inc.	32,294	987,228
Atmos Energy Corp.	18,577	1,289,430
CenterPoint Energy, Inc.	80,562	1,500,870
CMS Energy Corp.	51,838	2,050,711
Consolidated Edison, Inc.	54,954	3,847,330
Dominion Resources, Inc.	110,657	7,737,137
DTE Energy Co.	33,269	2,798,588
Duke Energy Corp.	126,418	9,390,329
Edison International	61,077	4,163,008
Entergy Corp.	33,581	2,424,884
Eversource Energy	59,353	3,222,868
Exelon Corp.	169,828	5,347,884
FirstEnergy Corp.	78,775	2,636,599
National Fuel Gas Co.	15,457	706,076
NextEra Energy, Inc.	85,672	9,665,515
NiSource, Inc.	58,875	1,264,635
NRG Energy, Inc.	63,190	681,188
OGE Energy Corp.	37,269	927,253
Pepco Holdings, Inc.	45,265	1,185,038
PG&E Corp.	92,454	5,244,915
Pinnacle West Capital Corp.	20,561	1,415,214
PPL Corp.	125,429	4,388,761
Public Service Enterprise Group, Inc.	94,258	4,021,046
SCANA Corp.	26,598	1,729,402
Sempra Energy	44,425	4,287,457
TECO Energy, Inc.	43,816	1,203,626
The Southern Co.	168,725	8,129,170
UGI Corp.	32,813	1,212,768
WEC Energy Group, Inc.	58,770	3,311,689
Westar Energy, Inc.	26,123	1,135,306
Xcel Energy, Inc.	94,861	3,750,804
		115,658,316
Total Common Stock
(Cost $1,732,651,952)		1,762,289,788

Other Investment Companies 0.4% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (b)	1,788,945	1,788,945
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (b)	5,454,413	5,454,413
Total Other Investment Companies
(Cost $7,243,358)		7,243,358

End of Investments

See financial notes    37

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

At 02/29/16, the tax basis cost of the fund's investments was $1,740,460,252 and the unrealized appreciation and depreciation were $133,102,416 and ($104,029,522), respectively, with a net unrealized appreciation of $29,072,894.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,270,078.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	85	8,200,375	156,436
38    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	1,948,119,261	1,873,490,426
2.3%	Other Investment Companies	43,029,761	43,049,935
102.2%	Total Investments	1,991,149,022	1,916,540,361
(2.2%)	Other Assets and Liabilities, Net		(40,788,723)
100.0%	Net Assets		1,875,751,638

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Automobiles & Components 1.1%
Dana Holding Corp.	135,716	1,688,307
Gentex Corp.	243,355	3,543,249
Lear Corp.	64,172	6,503,832
The Goodyear Tire & Rubber Co.	226,907	6,834,439
Visteon Corp.	33,303	2,328,546
		20,898,373
Banks 3.8%
Associated Banc-Corp.	127,724	2,196,853
BankUnited, Inc.	86,514	2,778,830
BOK Financial Corp. (a)	19,482	952,085
Comerica, Inc.	150,084	5,069,837
Commerce Bancshares, Inc.	70,718	3,004,101
Cullen/Frost Bankers, Inc.	48,631	2,330,884
East West Bancorp, Inc.	124,474	3,730,486
First Niagara Financial Group, Inc.	298,536	2,758,473
First Republic Bank	121,815	7,496,495
Huntington Bancshares, Inc.	684,364	5,988,185
Investors Bancorp, Inc.	300,445	3,401,037
New York Community Bancorp, Inc.	413,345	6,253,910
PacWest Bancorp	96,455	3,103,922
People's United Financial, Inc.	258,712	3,779,782
Popular, Inc.	86,237	2,285,280
Prosperity Bancshares, Inc.	55,064	2,227,339
Signature Bank *	43,112	5,585,159
SVB Financial Group *	43,955	3,905,402
TFS Financial Corp.	61,531	1,039,874
Zions Bancorp	170,553	3,636,190
		71,524,124
Security	Number of Shares	Value ($)
Capital Goods 10.8%
A.O. Smith Corp.	62,986	4,432,955
Acuity Brands, Inc.	37,500	7,853,625
AECOM *	131,925	3,622,660
AGCO Corp.	62,368	3,086,592
Allegion plc	81,221	5,116,923
Allison Transmission Holdings, Inc.	148,172	3,508,713
Armstrong World Industries, Inc. *	43,288	1,754,463
B/E Aerospace, Inc.	88,691	3,868,701
BWX Technologies, Inc.	89,894	2,867,619
Carlisle Cos., Inc.	55,396	4,994,503
Chicago Bridge & Iron Co. N.V.	79,795	2,676,324
CLARCOR, Inc.	42,632	2,052,304
Colfax Corp. *	83,573	2,115,233
Crane Co.	42,700	2,094,435
Donaldson Co., Inc.	107,540	3,036,930
EMCOR Group, Inc.	54,682	2,508,263
Flowserve Corp.	113,105	4,752,672
Fluor Corp.	121,999	5,616,834
Fortune Brands Home & Security, Inc.	137,159	6,888,125
Graco, Inc.	47,882	3,750,118
HD Supply Holdings, Inc. *	159,026	4,419,333
Hexcel Corp.	80,449	3,324,957
Hubbell, Inc.	46,652	4,635,343
Huntington Ingalls Industries, Inc.	40,689	5,332,700
IDEX Corp.	64,247	4,828,805
ITT Corp.	74,546	2,628,492
Jacobs Engineering Group, Inc. *	103,258	3,990,922
Lennox International, Inc.	34,066	4,401,668
Lincoln Electric Holdings, Inc.	56,463	3,081,186
Masco Corp.	285,148	8,041,174
MSC Industrial Direct Co., Inc., Class A	40,469	2,815,833
Nordson Corp.	45,971	3,294,742
Orbital ATK, Inc.	49,629	4,156,925
Oshkosh Corp.	65,239	2,250,746
Owens Corning	97,932	4,203,241
Quanta Services, Inc. *	137,127	2,782,307
Regal Beloit Corp.	39,623	2,162,623
Sensata Technologies Holding N.V. *	143,695	4,901,436
Snap-on, Inc.	49,149	7,110,386
SolarCity Corp. *(a)	51,160	942,879
Spirit AeroSystems Holdings, Inc., Class A *	108,042	4,969,932
Teledyne Technologies, Inc. *	29,579	2,519,539
The Middleby Corp. *	48,469	4,488,229
The Timken Co.	61,832	1,844,449
The Toro Co.	46,663	3,719,041
Trinity Industries, Inc.	128,591	2,036,881
United Rentals, Inc. *	79,380	4,093,627
USG Corp. *	75,286	1,603,592
WABCO Holdings, Inc. *	44,675	4,212,852
Wabtec Corp.	81,514	5,754,888
Watsco, Inc.	21,345	2,722,555
Woodward, Inc.	49,672	2,332,100
Xylem, Inc.	151,048	5,650,706
		201,852,081

See financial notes    39

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 2.4%
Cintas Corp.	74,261	6,237,181
Clean Harbors, Inc. *	44,397	1,891,312
Copart, Inc. *	86,011	3,246,915
KAR Auction Services, Inc.	115,785	4,099,947
ManpowerGroup, Inc.	62,797	4,863,000
Pitney Bowes, Inc.	168,137	3,046,643
Robert Half International, Inc.	112,000	4,411,680
Rollins, Inc.	78,056	2,148,882
The ADT Corp.	141,665	5,719,016
The Dun & Bradstreet Corp.	30,233	2,896,019
TransUnion *	27,525	725,834
Waste Connections, Inc.	105,991	6,536,465
		45,822,894
Consumer Durables & Apparel 4.4%
Brunswick Corp.	76,725	3,263,881
Carter's, Inc.	45,437	4,617,762
Columbia Sportswear Co.	24,827	1,477,703
Fossil Group, Inc. *	36,147	1,695,656
Garmin Ltd.	99,701	4,038,888
GoPro, Inc., Class A *(a)	72,031	855,728
Harman International Industries, Inc.	60,310	4,624,571
Hasbro, Inc.	94,787	7,191,490
Leggett & Platt, Inc.	116,346	5,196,012
Lennar Corp., B Shares	7,375	248,611
Lennar Corp., Class A	154,104	6,463,122
lululemon athletica, Inc. *	95,013	5,960,165
Mattel, Inc.	288,631	9,386,280
NVR, Inc. *	3,102	5,077,974
Polaris Industries, Inc.	52,146	4,584,155
PulteGroup, Inc.	267,771	4,602,983
Skechers U.S.A., Inc., Class A *	113,950	3,751,234
Tempur Sealy International, Inc. *	51,989	2,998,206
Toll Brothers, Inc. *	135,308	3,714,205
Vista Outdoor, Inc. *	52,642	2,595,251
		82,343,877
Consumer Services 3.0%
Aramark	192,934	6,061,986
Brinker International, Inc.	50,263	2,503,097
Darden Restaurants, Inc.	98,443	6,288,539
Domino's Pizza, Inc.	46,659	6,207,513
Dunkin' Brands Group, Inc.	79,385	3,697,753
Extended Stay America, Inc.	64,841	958,350
Graham Holdings Co., Class B	3,781	1,845,544
H&R Block, Inc.	200,373	6,588,264
Hyatt Hotels Corp., Class A *	24,665	1,138,290
Panera Bread Co., Class A *	20,334	4,213,205
Service Corp. International	169,894	3,995,907
ServiceMaster Global Holdings, Inc. *	113,603	4,308,962
Six Flags Entertainment Corp.	72,223	3,673,262
Wynn Resorts Ltd. (a)	68,424	5,643,612
		57,124,284
Security	Number of Shares	Value ($)
Diversified Financials 3.8%
CBOE Holdings, Inc.	70,351	4,396,938
Credit Acceptance Corp. *(a)	8,864	1,746,829
E*TRADE Financial Corp. *	248,268	5,824,367
Eaton Vance Corp.	98,028	2,833,990
FactSet Research Systems, Inc.	35,754	5,380,619
Federated Investors, Inc., Class B	79,825	2,089,020
Lazard Ltd., Class A	107,970	3,798,385
Legg Mason, Inc.	91,838	2,622,893
LendingClub Corp. *	170,125	1,485,191
Leucadia National Corp.	284,037	4,104,335
LPL Financial Holdings, Inc. (a)	69,953	1,415,149
Morningstar, Inc.	17,424	1,383,291
MSCI, Inc.	79,547	5,609,654
Nasdaq, Inc.	96,971	6,137,295
Navient Corp.	316,841	3,431,388
OneMain Holdings, Inc. *	39,295	886,888
Raymond James Financial, Inc.	106,836	4,683,690
Santander Consumer USA Holdings, Inc. *	96,451	988,623
SEI Investments Co.	117,180	4,472,761
Voya Financial, Inc.	192,858	5,662,311
Waddell & Reed Financial, Inc., Class A	70,003	1,639,470
		70,593,087
Energy 4.0%
Antero Resources Corp. *(a)	68,064	1,555,262
Chesapeake Energy Corp. (a)	426,778	1,113,891
Cobalt International Energy, Inc. *	283,407	753,863
Columbia Pipeline Group, Inc.	334,753	6,075,767
Core Laboratories N.V.	35,407	3,715,611
CVR Energy, Inc. (a)	13,492	319,086
Diamond Offshore Drilling, Inc. (a)	53,995	1,080,440
Diamondback Energy, Inc. *	59,853	4,264,526
Dril-Quip, Inc. *	32,296	1,752,058
Energen Corp.	83,017	2,198,290
Ensco plc, Class A	200,657	1,739,696
FMC Technologies, Inc. *	192,037	4,710,668
Gulfport Energy Corp. *	89,952	2,158,848
Helmerich & Payne, Inc.	93,545	4,955,079
Kosmos Energy Ltd. *	122,513	597,863
Murphy Oil Corp.	139,101	2,389,755
Nabors Industries Ltd.	244,147	1,748,092
Newfield Exploration Co. *	135,918	3,701,047
Noble Corp. plc (a)	202,290	1,685,076
Oceaneering International, Inc.	81,542	2,252,190
ONEOK, Inc.	175,355	4,208,520
Range Resources Corp. (a)	143,117	3,396,166
Southwestern Energy Co. *(a)	330,035	1,907,602
Targa Resources Corp.	142,552	3,831,798
Teekay Corp.	52,190	417,520
Transocean Ltd. (a)	288,468	2,495,248
Weatherford International plc *	665,479	4,259,066
Western Refining, Inc.	59,042	1,574,650
Whiting Petroleum Corp. *	170,235	682,642
World Fuel Services Corp.	62,474	2,924,408
		74,464,728

40    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	32,648	3,446,649
Rite Aid Corp. *	896,055	7,123,637
Sprouts Farmers Market, Inc. *	120,553	3,433,350
		14,003,636
Food, Beverage & Tobacco 1.3%
Blue Buffalo Pet Products, Inc. *(a)	31,622	578,683
Flowers Foods, Inc.	154,081	2,639,407
Ingredion, Inc.	61,647	6,239,909
Pilgrim's Pride Corp. *	53,637	1,311,425
Pinnacle Foods, Inc.	93,921	4,056,448
Seaboard Corp. *	223	652,275
The Hain Celestial Group, Inc. *	87,939	3,251,105
The WhiteWave Foods Co. *	148,522	5,750,772
		24,480,024
Health Care Equipment & Services 5.6%
Acadia Healthcare Co., Inc. *	60,415	3,347,595
Alere, Inc. *	72,842	3,882,479
Align Technology, Inc. *	60,826	4,016,341
athenahealth, Inc. *	33,494	4,323,071
Brookdale Senior Living, Inc. *	153,911	2,211,701
Centene Corp. *	103,519	5,896,442
Community Health Systems, Inc. *	98,372	1,487,385
DENTSPLY International, Inc.	118,549	7,226,747
DexCom, Inc. *	68,702	4,469,752
Envision Healthcare Holdings, Inc. *	158,072	3,476,003
Health Net, Inc. *	65,586	4,080,761
IDEXX Laboratories, Inc. *	76,559	5,601,056
Inovalon Holdings, Inc., Class A *(a)	41,265	709,345
MEDNAX, Inc. *	79,719	5,344,362
Molina Healthcare, Inc. *	35,066	2,175,495
Patterson Cos., Inc.	72,746	3,160,086
Premier, Inc., Class A *	39,022	1,268,995
ResMed, Inc.	118,601	6,749,583
Sirona Dental Systems, Inc. *(c)	47,492	5,252,313
Team Health Holdings, Inc. *	63,488	2,829,660
Teleflex, Inc.	36,150	5,162,943
Tenet Healthcare Corp. *	83,102	2,062,592
The Cooper Cos., Inc.	41,156	5,883,662
Varian Medical Systems, Inc. *	83,976	6,568,603
VCA, Inc. *	67,940	3,466,978
Veeva Systems, Inc., Class A *	70,736	1,718,177
WellCare Health Plans, Inc. *	36,693	3,297,600
		105,669,727
Household & Personal Products 0.8%
Coty, Inc., Class A (a)	70,611	2,011,001
Edgewell Personal Care Co.	51,589	3,943,979
Energizer Holdings, Inc.	54,534	2,123,554
Herbalife Ltd. *(a)	53,854	2,948,507
Nu Skin Enterprises, Inc., Class A (a)	49,265	1,502,090
Spectrum Brands Holdings, Inc.	22,747	2,178,480
		14,707,611
Security	Number of Shares	Value ($)
Insurance 6.9%
Alleghany Corp. *	13,411	6,222,436
Allied World Assurance Co. Holdings AG	75,585	2,448,198
American Financial Group, Inc.	60,974	4,090,136
American National Insurance Co.	7,885	801,668
AmTrust Financial Services, Inc.	69,672	1,703,480
Arch Capital Group Ltd. *	104,142	7,075,407
Arthur J. Gallagher & Co.	152,442	6,074,814
Assurant, Inc.	55,648	3,956,573
Assured Guaranty Ltd.	122,064	3,028,408
Axis Capital Holdings Ltd.	81,914	4,399,601
Brown & Brown, Inc.	97,645	3,154,910
Cincinnati Financial Corp.	126,393	7,980,454
CNO Financial Group, Inc.	160,821	2,803,110
Endurance Specialty Holdings Ltd.	51,090	3,181,374
Erie Indemnity Co., Class A	21,314	2,003,729
Everest Re Group Ltd.	36,512	6,795,979
First American Financial Corp.	90,531	3,352,363
FNF Group	235,346	7,761,711
Old Republic International Corp.	208,173	3,705,479
PartnerRe Ltd.	41,109	5,766,359
Reinsurance Group of America, Inc.	55,235	4,976,673
RenaissanceRe Holdings Ltd.	38,279	4,333,183
StanCorp Financial Group, Inc.	35,943	4,129,851
Torchmark Corp.	96,877	4,962,040
Validus Holdings Ltd.	69,381	3,115,901
W.R. Berkley Corp.	84,956	4,375,234
White Mountains Insurance Group Ltd.	4,751	3,643,352
Willis Towers Watson plc	117,324	13,295,156
		129,137,579
Materials 5.5%
Airgas, Inc.	54,821	7,758,268
Albemarle Corp.	97,267	5,468,351
AptarGroup, Inc.	53,393	3,935,598
Ashland, Inc.	53,564	5,104,114
Avery Dennison Corp.	79,065	5,148,713
Axalta Coating Systems Ltd. *	117,813	3,058,425
Bemis Co., Inc.	80,921	3,970,793
Crown Holdings, Inc. *	120,245	5,633,478
Eagle Materials, Inc.	43,656	2,637,696
FMC Corp.	112,443	4,232,354
GCP Applied Technologies, Inc. *	59,694	1,058,375
Graphic Packaging Holding Co.	273,287	3,369,629
Huntsman Corp.	170,097	1,847,253
International Flavors & Fragrances, Inc.	67,909	7,014,321
NewMarket Corp.	8,615	3,145,681
Owens-Illinois, Inc. *	134,105	2,006,211
Packaging Corp. of America	83,009	4,025,936
Platform Specialty Products Corp. *	121,766	863,321
Reliance Steel & Aluminum Co.	60,768	3,700,163
Royal Gold, Inc.	54,218	2,514,089
RPM International, Inc.	115,439	4,715,683
Silgan Holdings, Inc.	33,473	1,714,822
Sonoco Products Co.	86,158	3,765,105
Steel Dynamics, Inc.	206,631	3,758,618

See financial notes    41

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Scotts Miracle-Gro Co., Class A	37,652	2,598,741
The Valspar Corp.	62,821	4,915,115
W.R. Grace & Co. *	61,699	4,241,189
Westlake Chemical Corp.	33,878	1,460,819
		103,662,861
Media 2.6%
AMC Networks, Inc., Class A *	50,919	3,337,231
Cablevision Systems Corp., Class A	191,799	6,239,221
Cinemark Holdings, Inc.	91,216	3,019,250
Liberty Broadband Corp., Class A *	20,122	1,011,935
Liberty Broadband Corp., Class C *	57,199	2,881,114
Lions Gate Entertainment Corp.	85,763	1,809,599
Live Nation Entertainment, Inc. *	122,394	2,691,444
MSG Networks, Inc., Class A *	51,466	845,072
News Corp., Class A	324,836	3,514,726
News Corp., Class B	98,195	1,120,405
Regal Entertainment Group, Class A (a)	58,149	1,144,954
Scripps Networks Interactive, Inc., Class A	79,350	4,700,694
TEGNA, Inc.	188,931	4,655,260
The Interpublic Group of Cos., Inc.	344,055	7,359,336
The Madison Square Garden Co., Class A *	17,155	2,659,025
Tribune Media Co., Class A	67,614	2,427,343
		49,416,609
Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Akorn, Inc. *	68,566	1,823,170
Alkermes plc *	126,939	4,096,321
Anacor Pharmaceuticals, Inc. *	37,236	2,374,912
Bio-Rad Laboratories, Inc., Class A *	17,178	2,312,846
Bio-Techne Corp.	32,189	2,763,104
Bluebird Bio, Inc. *	29,907	1,382,301
Bruker Corp. *	93,168	2,420,505
Horizon Pharma plc *	123,768	2,123,859
Intercept Pharmaceuticals, Inc. *	14,689	1,636,061
Intrexon Corp. *(a)	42,729	1,322,462
Ionis Pharmaceuticals, Inc. *	102,071	3,527,574
Jazz Pharmaceuticals plc *	52,490	6,381,734
Juno Therapeutics, Inc. *(a)	60,633	2,132,463
Medivation, Inc. *	139,809	5,000,968
Mettler-Toledo International, Inc. *	23,415	7,373,618
Neurocrine Biosciences, Inc. *	66,927	2,461,575
OPKO Health, Inc. *(a)	282,438	2,626,673
PerkinElmer, Inc.	96,400	4,555,864
Puma Biotechnology, Inc. *	18,602	832,997
Quintiles Transnational Holdings, Inc. *	81,014	5,080,388
Seattle Genetics, Inc. *	90,261	2,724,980
Ultragenyx Pharmaceutical, Inc. *	31,035	1,892,825
United Therapeutics Corp. *	39,244	4,785,413
VWR Corp. *	49,937	1,218,463
		72,851,076
Security	Number of Shares	Value ($)
Real Estate 11.5%
Alexandria Real Estate Equities, Inc.	62,388	4,938,634
American Campus Communities, Inc.	110,502	4,836,672
American Capital Agency Corp.	299,001	5,402,948
American Homes 4 Rent, Class A	150,619	2,108,666
Apartment Investment & Management Co., Class A	132,405	4,847,347
Brixmor Property Group, Inc.	148,019	3,468,085
Camden Property Trust	73,498	5,493,240
Chimera Investment Corp.	158,855	2,069,881
Communications Sales & Leasing, Inc.	100,701	1,898,214
Corrections Corp. of America	97,807	2,829,556
CubeSmart	148,353	4,435,755
DDR Corp.	264,816	4,430,372
Douglas Emmett, Inc.	119,663	3,211,755
Duke Realty Corp.	292,521	6,049,334
Equity LifeStyle Properties, Inc.	69,657	4,887,135
Extra Space Storage, Inc.	104,839	8,612,524
Federal Realty Investment Trust	58,861	8,714,960
Forest City Realty Trust, Inc., Class A *	182,958	3,412,167
Forest City Realty Trust, Inc., Class B *	6,972	129,853
Gaming & Leisure Properties, Inc.	76,465	2,002,618
Highwoods Properties, Inc.	81,388	3,544,447
Hospitality Properties Trust	126,788	3,078,413
Iron Mountain, Inc.	163,236	4,795,874
Jones Lang LaSalle, Inc.	38,096	3,888,459
Kilroy Realty Corp.	78,701	4,271,103
Lamar Advertising Co., Class A	69,915	3,994,244
Liberty Property Trust	125,219	3,616,325
MFA Financial, Inc.	306,341	2,086,182
Mid-America Apartment Communities, Inc.	64,003	5,756,430
National Retail Properties, Inc.	114,508	5,036,062
NorthStar Realty Finance Corp.	159,981	1,998,163
Omega Healthcare Investors, Inc.	141,607	4,539,920
Outfront Media, Inc.	114,603	2,343,631
Paramount Group, Inc.	146,973	2,222,232
Rayonier, Inc.	104,979	2,291,692
Realogy Holdings Corp. *	125,098	3,999,383
Realty Income Corp.	212,215	12,423,066
Regency Centers Corp.	81,120	5,725,450
Retail Properties of America, Inc., Class A	198,859	2,921,239
RLJ Lodging Trust	111,732	2,343,020
Senior Housing Properties Trust	199,264	3,110,511
SL Green Realty Corp.	84,823	7,479,692
Spirit Realty Capital, Inc.	373,416	3,991,817
Starwood Property Trust, Inc.	202,824	3,557,533
Tanger Factory Outlet Centers, Inc.	80,101	2,569,640
Taubman Centers, Inc.	51,899	3,675,487
The Howard Hughes Corp. *	29,762	2,761,616
Two Harbors Investment Corp.	304,885	2,362,859
UDR, Inc.	221,390	7,600,319
VEREIT, Inc.	780,611	6,260,500

42    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Weingarten Realty Investors	98,611	3,474,065
WP Carey, Inc.	84,248	4,776,019
		216,275,109
Retailing 3.9%
AutoNation, Inc. *	65,368	3,364,491
Burlington Stores, Inc. *	66,872	3,748,844
Cabela's, Inc. *	40,580	1,947,028
Dick's Sporting Goods, Inc.	75,834	3,220,670
Dillard's, Inc., Class A	17,899	1,497,967
Foot Locker, Inc.	117,617	7,351,063
GameStop Corp., Class A (a)	88,958	2,741,686
GNC Holdings, Inc., Class A	70,952	2,020,713
Groupon, Inc. *	400,181	1,912,865
HSN, Inc.	27,152	1,441,500
J.C. Penney Co., Inc. *(a)	255,351	2,604,580
Liberty Ventures, Series A *	114,813	4,212,489
LKQ Corp. *	261,528	7,218,173
Office Depot, Inc. *	418,726	2,127,128
Penske Automotive Group, Inc.	35,552	1,341,021
Sally Beauty Holdings, Inc. *	128,206	4,048,745
Sears Holdings Corp. *(a)	45,083	787,600
Staples, Inc.	545,972	5,159,435
The Michaels Cos., Inc. *	65,157	1,518,158
Ulta Salon, Cosmetics & Fragrance, Inc. *	54,187	8,951,151
Urban Outfitters, Inc. *	73,779	1,954,406
Williams-Sonoma, Inc.	70,281	3,662,343
		72,832,056
Semiconductors & Semiconductor Equipment 1.6%
Atmel Corp.	363,894	2,940,263
Cree, Inc. *	86,255	2,737,734
First Solar, Inc. *	64,847	4,660,554
KLA-Tencor Corp.	132,665	8,986,727
Marvell Technology Group Ltd.	399,888	3,818,930
ON Semiconductor Corp. *	345,205	2,896,270
SunEdison, Inc. *(a)	262,561	519,871
Teradyne, Inc.	176,440	3,366,475
		29,926,824
Software & Services 8.7%
Amdocs Ltd.	130,143	7,386,917
ANSYS, Inc. *	75,187	6,242,025
Aspen Technology, Inc. *	71,296	2,350,629
Black Knight Financial Services, Inc., Class A *	13,976	409,637
Booz Allen Hamilton Holding Corp.	94,771	2,615,680
Broadridge Financial Solutions, Inc.	100,091	5,618,108
Cadence Design Systems, Inc. *	252,273	5,436,483
CDK Global, Inc.	135,607	6,087,398
Computer Sciences Corp.	120,053	3,458,727
CoStar Group, Inc. *	27,839	4,929,173
CSRA, Inc.	116,716	3,028,780
DST Systems, Inc.	28,187	2,947,796
FireEye, Inc. *	117,076	1,983,267
First Data Corp., Class A *	149,807	1,872,588
Fortinet, Inc. *	128,734	3,656,046
Gartner, Inc. *	70,024	5,769,978
Genpact Ltd. *	132,951	3,513,895
Security	Number of Shares	Value ($)
Global Payments, Inc.	111,746	6,810,919
GoDaddy, Inc., Class A *	19,585	613,990
IAC/InterActiveCorp	64,402	2,860,737
Jack Henry & Associates, Inc.	67,345	5,538,453
Leidos Holdings, Inc.	53,578	2,315,641
Manhattan Associates, Inc. *	61,629	3,405,619
NetSuite, Inc. *	33,014	1,994,706
Nuance Communications, Inc. *	212,599	4,147,806
Pandora Media, Inc. *	166,427	1,700,884
PTC, Inc. *	95,387	2,948,412
Rackspace Hosting, Inc. *	96,211	2,071,423
Sabre Corp.	144,769	3,930,478
Solera Holdings, Inc.	57,615	3,209,155
Splunk, Inc. *	108,426	4,727,374
SS&C Technologies Holdings, Inc.	68,356	3,984,471
Synopsys, Inc. *	135,368	6,057,718
Syntel, Inc. *	27,106	1,239,286
Tableau Software, Inc., Class A *	45,477	2,076,025
Teradata Corp. *	111,783	2,788,986
The Ultimate Software Group, Inc. *	24,828	4,264,457
Total System Services, Inc.	142,714	6,219,476
Tyler Technologies, Inc. *	28,489	3,427,796
Vantiv, Inc., Class A *	132,874	6,914,763
VeriSign, Inc. *	83,379	7,044,692
WEX, Inc. *	34,038	2,222,681
Zillow Group, Inc., Class A *(a)	37,977	879,168
Zillow Group, Inc., Class C *(a)	92,117	1,989,727
		162,691,970
Technology Hardware & Equipment 3.6%
Arista Networks, Inc. *	29,982	2,054,966
Arrow Electronics, Inc. *	78,766	4,502,264
Avnet, Inc.	112,030	4,610,034
Brocade Communications Systems, Inc.	347,059	3,446,296
CDW Corp.	126,889	5,022,267
CommScope Holding Co., Inc. *	109,168	2,749,942
Dolby Laboratories, Inc., Class A	42,358	1,673,141
EchoStar Corp., Class A *	40,651	1,817,100
FEI Co.	34,608	2,811,554
Fitbit, Inc., Class A *(a)	42,530	520,142
FLIR Systems, Inc.	116,829	3,617,026
Harris Corp.	105,351	8,219,485
Ingram Micro, Inc., Class A	132,459	4,742,032
IPG Photonics Corp. *	31,515	2,598,727
Jabil Circuit, Inc.	162,101	3,379,806
Keysight Technologies, Inc. *	145,932	3,807,366
National Instruments Corp.	84,891	2,449,105
NCR Corp. *	104,418	2,439,204
Trimble Navigation Ltd. *	216,460	5,034,860
Zebra Technologies Corp., Class A *	44,329	2,738,646
		68,233,963
Telecommunication Services 0.5%
Frontier Communications Corp. (a)	994,688	5,381,262
Telephone & Data Systems, Inc.	79,288	2,118,575
United States Cellular Corp. *	12,860	532,404
Zayo Group Holdings, Inc. *	35,194	833,394
		8,865,635

See financial notes    43

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 2.6%
Alaska Air Group, Inc.	106,522	7,871,976
AMERCO	5,021	1,721,249
Avis Budget Group, Inc. *	88,769	2,276,037
Expeditors International of Washington, Inc.	157,612	7,215,477
Genesee & Wyoming, Inc., Class A *	47,217	2,678,148
J.B. Hunt Transport Services, Inc.	77,562	5,917,205
JetBlue Airways Corp. *	266,860	5,870,920
Kirby Corp. *	47,667	2,698,429
Landstar System, Inc.	38,019	2,250,725
Macquarie Infrastructure Corp.	64,629	3,945,600
Old Dominion Freight Line, Inc. *	58,194	3,757,005
Ryder System, Inc.	45,816	2,598,684
		48,801,455
Utilities 6.8%
AGL Resources, Inc.	103,320	6,679,638
Alliant Energy Corp.	95,946	6,519,531
American Water Works Co., Inc.	153,430	9,945,333
Aqua America, Inc.	147,596	4,512,010
Atmos Energy Corp.	87,521	6,074,833
Calpine Corp. *	277,884	3,490,223
CenterPoint Energy, Inc.	365,268	6,804,943
Cleco Corp.	51,844	2,380,158
CMS Energy Corp.	235,922	9,333,074
Great Plains Energy, Inc.	129,093	3,787,589
ITC Holdings Corp.	130,185	5,289,417
MDU Resources Group, Inc.	162,761	2,963,878
National Fuel Gas Co.	73,505	3,357,708
NiSource, Inc.	269,576	5,790,492
NRG Energy, Inc.	276,190	2,977,328
OGE Energy Corp.	169,846	4,225,768
Pepco Holdings, Inc.	214,410	5,613,254
Pinnacle West Capital Corp.	93,751	6,452,881
Questar Corp.	150,692	3,732,641
SCANA Corp.	122,054	7,935,951
TECO Energy, Inc.	199,598	5,482,957
UGI Corp.	146,589	5,417,929
Vectren Corp.	72,123	3,283,039
Westar Energy, Inc.	121,037	5,260,268
		127,310,843
Total Common Stock
(Cost $1,948,119,261)		1,873,490,426

Other Investment Companies 2.3% of net assets
Equity Fund 0.1%
SPDR S&P MidCap 400 ETF Trust	2,900	704,961
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (b)	438,435	438,435
Security	Number of Shares	Value ($)
Securities Lending Collateral 2.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (b)	41,906,539	41,906,539
Total Other Investment Companies
(Cost $43,029,761)		43,049,935

End of Investments

At 02/29/16, the tax basis cost of the fund's investments was $1,994,127,246 and the unrealized appreciation and depreciation were $156,903,977 and ($234,490,862), respectively, with a net unrealized depreciation of ($77,586,885).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $40,167,302.
(b)	The rate shown is the 7-day yield.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ETF —	Exchange-traded fund

44    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,965,307,451	2,792,144,646
0.0%	Rights	330,693	313,380
0.0%	Warrants	—	—
3.7%	Other Investment Companies	102,872,256	102,872,256
103.5%	Total Investments	3,068,510,400	2,895,330,282
(3.5%)	Other Assets and Liabilities, Net		(98,824,778)
100.0%	Net Assets		2,796,505,504

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	96,533	1,411,313
Cooper Tire & Rubber Co.	67,663	2,659,156
Cooper-Standard Holding, Inc. *	23,414	1,715,075
Dana Holding Corp.	205,604	2,557,714
Dorman Products, Inc. *	41,905	2,119,136
Drew Industries, Inc.	32,567	1,960,208
Federal-Mogul Holdings Corp. *	52,389	380,344
Fox Factory Holding Corp. *	25,725	384,074
Gentex Corp.	384,914	5,604,348
Gentherm, Inc. *	47,957	1,999,807
Horizon Global Corp. *	24,913	219,982
Metaldyne Performance Group, Inc.	13,283	189,681
Modine Manufacturing Co. *	50,832	481,887
Standard Motor Products, Inc.	27,402	825,074
Superior Industries International, Inc.	32,555	642,961
Tenneco, Inc. *	74,746	3,402,438
Thor Industries, Inc.	58,412	3,234,857
Visteon Corp.	50,311	3,517,745
Winnebago Industries, Inc.	35,115	657,704
		33,963,504
Banks 8.5%
1st Source Corp.	21,972	669,047
Ameris Bancorp	34,066	919,441
Arrow Financial Corp.	18,641	487,835
Associated Banc-Corp.	194,032	3,337,350
Astoria Financial Corp.	117,188	1,744,929
Security	Number of Shares	Value ($)
BancFirst Corp.	11,043	623,929
BancorpSouth, Inc.	110,703	2,205,204
Bank Mutual Corp.	55,654	415,735
Bank of Hawaii Corp.	57,771	3,668,458
Bank of the Ozarks, Inc.	105,453	3,990,342
BankUnited, Inc.	133,710	4,294,765
Banner Corp.	27,584	1,095,361
BBCN Bancorp, Inc.	106,547	1,524,688
Beneficial Bancorp, Inc. *	123,315	1,577,199
Berkshire Hills Bancorp, Inc.	39,781	1,027,145
BNC Bancorp	49,772	1,009,376
BofI Holding, Inc. *(a)	72,454	1,342,573
Boston Private Financial Holdings, Inc.	107,519	1,135,401
Brookline Bancorp, Inc.	86,110	905,016
Bryn Mawr Bank Corp.	21,082	529,791
Camden National Corp.	10,992	426,600
Capital Bank Financial Corp., Class A	29,493	868,569
Capitol Federal Financial, Inc.	166,955	2,098,624
Cardinal Financial Corp.	44,630	859,574
Cascade Bancorp *	44,336	237,641
Cathay General Bancorp	99,847	2,664,916
CenterState Banks, Inc.	58,429	818,006
Central Pacific Financial Corp.	43,292	862,810
Chemical Financial Corp.	49,162	1,663,150
City Holding Co.	19,537	860,996
Clifton Bancorp, Inc.	38,671	570,784
CoBiz Financial, Inc.	47,190	512,011
Columbia Banking System, Inc.	76,052	2,192,579
Commerce Bancshares, Inc.	111,961	4,756,103
Community Bank System, Inc.	57,638	2,134,335
Community Trust Bancorp, Inc.	19,879	670,320
Customers Bancorp, Inc. *	31,843	721,244
CVB Financial Corp.	128,904	2,001,879
Dime Community Bancshares, Inc.	40,569	690,890
Eagle Bancorp, Inc. *	38,775	1,777,446
Enterprise Financial Services Corp.	29,098	806,888
Essent Group Ltd. *	86,588	1,666,819
EverBank Financial Corp.	100,644	1,310,385
F.N.B. Corp.	288,527	3,543,112
FCB Financial Holdings, Inc., Class A *	12,770	383,228
Federal Agricultural Mortgage Corp., Class C	10,690	346,891
Financial Institutions, Inc.	18,853	499,982
First Bancorp (North Carolina)	26,423	488,561
First BanCorp (Puerto Rico) *	145,006	388,616
First Busey Corp.	27,985	530,316
First Citizens BancShares, Inc., Class A	11,859	2,776,548
First Commonwealth Financial Corp.	124,411	1,068,690
First Community Bancshares, Inc.	20,676	374,236
First Financial Bancorp	75,881	1,272,524
First Financial Bankshares, Inc. (a)	86,797	2,292,309
First Financial Corp.	16,463	542,456
First Horizon National Corp.	310,120	3,727,642
First Interstate BancSystem, Inc., Class A	24,921	667,883
First Merchants Corp.	51,810	1,149,664

See financial notes    45

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Midwest Bancorp, Inc.	98,437	1,643,898
First NBC Bank Holding Co. *	19,455	458,749
First Niagara Financial Group, Inc.	459,364	4,244,523
FirstMerit Corp.	211,507	4,151,882
Flagstar Bancorp, Inc. *	28,895	554,784
Flushing Financial Corp.	36,567	755,109
Fulton Financial Corp.	245,495	3,095,692
German American Bancorp, Inc.	17,478	558,073
Glacier Bancorp, Inc.	97,655	2,326,142
Great Southern Bancorp, Inc.	13,532	508,397
Great Western Bancorp, Inc.	75,515	1,858,424
Hancock Holding Co.	112,816	2,602,665
Hanmi Financial Corp.	39,394	820,577
Heartland Financial USA, Inc.	22,039	647,947
Hilltop Holdings, Inc. *	104,102	1,736,421
Home BancShares, Inc.	79,297	3,133,817
HomeTrust Bancshares, Inc. *	23,074	406,333
IBERIABANK Corp.	43,018	2,051,098
Independent Bank Corp.	33,855	1,462,536
Independent Bank Group, Inc.	12,691	349,002
International Bancshares Corp.	74,558	1,681,283
Investors Bancorp, Inc.	474,323	5,369,336
Kearny Financial Corp.	30,683	367,276
Lakeland Bancorp, Inc.	45,409	454,090
Lakeland Financial Corp.	19,859	848,178
LegacyTexas Financial Group, Inc.	59,249	1,051,670
LendingTree, Inc. *	8,519	752,824
MainSource Financial Group, Inc.	25,295	523,606
MB Financial, Inc.	91,369	2,788,582
Meridian Bancorp, Inc.	60,017	827,634
MGIC Investment Corp. *	440,171	3,010,770
National Bank Holdings Corp., Class A	41,251	797,794
National Penn Bancshares, Inc.	180,723	2,011,447
Nationstar Mortgage Holdings, Inc. *(a)	55,096	651,235
NBT Bancorp, Inc.	56,425	1,455,765
NMI Holdings, Inc., Class A *	65,768	335,417
Northfield Bancorp, Inc.	58,999	926,874
Northwest Bancshares, Inc.	128,401	1,616,569
OceanFirst Financial Corp.	15,128	257,025
Ocwen Financial Corp. *	143,887	545,332
OFG Bancorp	59,518	346,395
Old National Bancorp	146,528	1,635,252
Opus Bank	20,762	669,782
Oritani Financial Corp.	51,473	870,923
PacWest Bancorp	146,173	4,703,847
Park National Corp.	15,969	1,360,399
Park Sterling Corp.	59,899	373,171
Peoples Financial Services Corp. (a)	6,384	231,228
PHH Corp. *	68,549	621,739
Pinnacle Financial Partners, Inc.	46,529	2,157,550
Popular, Inc.	133,530	3,538,545
PrivateBancorp, Inc.	101,365	3,482,901
Prosperity Bancshares, Inc.	85,798	3,470,529
Provident Financial Services, Inc.	74,769	1,389,956
Radian Group, Inc.	275,995	2,980,746
Renasant Corp.	48,538	1,515,356
Republic Bancorp, Inc., Class A	8,231	210,796
S&T Bancorp, Inc.	43,180	1,089,000
Sandy Spring Bancorp, Inc.	29,533	767,267
Security	Number of Shares	Value ($)
ServisFirst Bancshares, Inc.	27,008	987,142
Simmons First National Corp., Class A	35,444	1,459,938
South State Corp.	31,673	1,977,979
Southside Bancshares, Inc.	32,795	768,059
Southwest Bancorp, Inc.	27,658	419,019
State Bank Financial Corp.	46,762	875,385
Sterling Bancorp	156,010	2,248,104
Stock Yards Bancorp, Inc.	19,381	723,880
Stonegate Mortgage Corp. *(a)	30,640	143,395
Sun Bancorp, Inc. *	9,325	193,774
Synovus Financial Corp.	169,429	4,505,117
Talmer Bancorp, Inc., Class A	78,476	1,318,397
TCF Financial Corp.	213,908	2,425,717
Texas Capital Bancshares, Inc. *	58,938	1,905,466
TFS Financial Corp.	85,923	1,452,099
The Bancorp, Inc. *	50,459	240,689
The First of Long Island Corp.	17,218	479,349
Tompkins Financial Corp.	14,877	840,104
Towne Bank	63,466	1,106,212
TriCo Bancshares	26,409	654,943
TrustCo Bank Corp.	133,680	771,334
Trustmark Corp.	89,306	1,954,015
UMB Financial Corp.	54,598	2,681,308
Umpqua Holdings Corp.	291,251	4,380,415
Union Bankshares Corp.	61,023	1,388,883
United Bankshares, Inc.	88,469	3,099,954
United Community Banks, Inc.	79,661	1,378,932
United Financial Bancorp, Inc.	67,747	784,510
Univest Corp. of Pennsylvania	15,179	289,767
Valley National Bancorp	305,567	2,750,103
Walker & Dunlop, Inc. *	37,735	872,433
Walter Investment Management Corp. *(a)	45,822	343,665
Washington Federal, Inc.	123,977	2,627,073
Washington Trust Bancorp, Inc.	16,836	624,616
Waterstone Financial, Inc.	27,243	384,671
Webster Financial Corp.	118,273	3,975,156
WesBanco, Inc.	43,407	1,227,116
Westamerica Bancorp (a)	32,935	1,481,746
Western Alliance Bancorp *	121,210	3,602,361
Wilshire Bancorp, Inc.	93,519	920,227
Wintrust Financial Corp.	62,302	2,647,835
WSFS Financial Corp.	38,202	1,157,521
		238,851,379
Capital Goods 8.8%
AAON, Inc.	52,612	1,304,778
AAR Corp.	43,667	929,670
Actuant Corp., Class A	75,512	1,767,736
Advanced Drainage Systems, Inc.	43,490	843,706
AECOM *	206,102	5,659,561
Aegion Corp. *	43,596	789,524
Aerojet Rocketdyne Holdings, Inc. *	82,136	1,275,572
Aerovironment, Inc. *	28,926	719,679
Air Lease Corp.	122,358	3,676,858
Aircastle Ltd.	84,391	1,692,883
Alamo Group, Inc.	11,782	611,368
Albany International Corp., Class A	36,871	1,350,216

46    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Altra Industrial Motion Corp.	31,220	758,958
Ameresco, Inc., Class A *	23,330	119,916
American Railcar Industries, Inc. (a)	13,562	559,704
American Science & Engineering, Inc.	10,835	256,898
American Woodmark Corp. *	17,850	1,218,977
Apogee Enterprises, Inc.	39,300	1,569,249
Applied Industrial Technologies, Inc.	50,893	1,959,380
Armstrong World Industries, Inc. *	62,342	2,526,721
Astec Industries, Inc.	23,981	1,041,495
Astronics Corp. *	24,804	789,015
AZZ, Inc.	34,074	1,720,737
Babcock & Wilcox Enterprises, Inc. *	73,258	1,430,729
Barnes Group, Inc.	68,776	2,359,705
Beacon Roofing Supply, Inc. *	63,949	2,308,559
Blount International, Inc. *	66,039	640,578
BMC Stock Holdings, Inc. *	21,365	325,816
Briggs & Stratton Corp.	55,868	1,188,312
Builders FirstSource, Inc. *	84,643	671,219
BWX Technologies, Inc.	138,604	4,421,468
CAI International, Inc. *	24,692	191,857
Chart Industries, Inc. *	41,497	836,994
CIRCOR International, Inc.	20,937	839,364
CLARCOR, Inc.	64,921	3,125,297
Columbus McKinnon Corp.	27,175	376,374
Comfort Systems USA, Inc.	48,188	1,351,673
Continental Building Products, Inc. *	56,763	958,159
Crane Co.	68,452	3,357,571
CSW Industrials, Inc. *	18,490	563,945
Cubic Corp.	28,712	1,008,940
Curtiss-Wright Corp.	59,750	4,217,752
DigitalGlobe, Inc. *	79,568	1,196,703
Douglas Dynamics, Inc.	31,590	617,900
DXP Enterprises, Inc. *	17,211	233,897
Dycom Industries, Inc. *	42,300	2,409,831
EMCOR Group, Inc.	80,858	3,708,956
Encore Wire Corp.	25,931	937,146
EnerSys	57,150	2,935,224
Engility Holdings, Inc. *	24,050	348,966
EnPro Industries, Inc.	27,043	1,402,991
ESCO Technologies, Inc.	32,166	1,148,005
Esterline Technologies Corp. *	37,759	2,114,882
Federal Signal Corp.	81,851	970,753
Franklin Electric Co., Inc.	49,530	1,478,471
GATX Corp.	55,203	2,374,281
Generac Holdings, Inc. *	88,768	3,083,800
General Cable Corp.	60,845	522,659
Gibraltar Industries, Inc. *	40,454	999,821
Global Brass & Copper Holdings, Inc.	31,568	695,759
Graco, Inc.	76,408	5,984,275
Graham Corp.	14,614	268,459
Granite Construction, Inc.	51,930	2,152,498
Great Lakes Dredge & Dock Corp. *	75,017	255,058
Griffon Corp.	48,516	720,948
H&E Equipment Services, Inc.	44,717	588,923
Harsco Corp.	103,834	393,531
Security	Number of Shares	Value ($)
HEICO Corp.	27,140	1,560,821
HEICO Corp., Class A	46,126	2,015,706
Hexcel Corp.	123,757	5,114,877
Hillenbrand, Inc.	83,362	2,344,139
Huntington Ingalls Industries, Inc.	61,355	8,041,186
Hyster-Yale Materials Handling, Inc.	11,473	678,284
Insteel Industries, Inc.	23,386	612,245
ITT Corp.	124,778	4,399,672
John Bean Technologies Corp.	40,362	2,123,041
Joy Global, Inc. (a)	123,632	1,597,325
Kadant, Inc.	13,044	497,889
Kaman Corp.	35,106	1,542,558
KBR, Inc.	185,019	2,558,813
Kennametal, Inc.	100,849	2,030,090
KLX, Inc. *	78,116	2,186,467
Kratos Defense & Security Solutions, Inc. *	72,542	242,290
L.B. Foster Co., Class A	14,660	201,428
Lennox International, Inc.	53,050	6,854,590
Lindsay Corp. (a)	14,586	1,056,026
Lydall, Inc. *	23,643	684,465
Masonite International Corp. *	36,005	2,070,648
MasTec, Inc. *	80,772	1,371,509
Meritor, Inc. *	112,564	836,351
Milacron Holdings Corp. *	20,700	283,176
Moog, Inc., Class A *	42,814	1,848,709
MRC Global, Inc. *	131,884	1,576,014
Mueller Industries, Inc.	75,067	1,968,257
Mueller Water Products, Inc., Class A	205,292	1,767,564
MYR Group, Inc. *	27,473	616,219
National Presto Industries, Inc. (a)	5,820	473,748
Navistar International Corp. *(a)	81,150	682,472
NCI Building Systems, Inc. *	37,471	409,933
Nortek, Inc. *	12,181	502,223
NOW, Inc. *	149,852	2,424,605
Orbital ATK, Inc.	77,422	6,484,867
Oshkosh Corp.	96,387	3,325,351
PGT, Inc. *	61,557	608,799
Plug Power, Inc. *(a)	199,233	414,405
Ply Gem Holdings, Inc. *	26,206	267,301
Powell Industries, Inc.	13,606	360,151
Power Solutions International, Inc. *(a)	5,869	58,690
Preformed Line Products Co.	4,185	136,850
Primoris Services Corp.	52,469	1,120,738
Proto Labs, Inc. *	34,706	2,258,319
Quanex Building Products Corp.	42,130	725,479
Raven Industries, Inc.	51,734	790,496
RBC Bearings, Inc. *	30,341	1,932,570
Regal Beloit Corp.	57,593	3,143,426
Rexnord Corp. *	128,479	2,330,609
Rush Enterprises, Inc., Class A *	39,616	686,941
Rush Enterprises, Inc., Class B *	10,612	183,588
Simpson Manufacturing Co., Inc.	57,920	1,965,805
SPX Corp.	51,939	612,361
SPX FLOW, Inc. *	61,039	1,143,260
Standex International Corp.	16,369	1,152,869
Sun Hydraulics Corp.	34,558	1,029,137
Sunrun, Inc. *(a)	21,008	118,065
TAL International Group, Inc. *	46,793	595,675

See financial notes    47

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TASER International, Inc. *	77,653	1,504,915
Teledyne Technologies, Inc. *	45,745	3,896,559
Tennant Co.	22,574	1,050,594
Terex Corp.	143,735	3,216,789
Textainer Group Holdings Ltd. (a)	33,857	406,961
The Gorman-Rupp Co.	23,659	597,626
The Greenbrier Cos., Inc.	31,865	810,964
The KEYW Holding Corp. *	45,909	286,013
The Manitowoc Co., Inc. (a)	174,585	2,767,172
The Timken Co.	92,350	2,754,800
The Toro Co.	72,446	5,773,946
Thermon Group Holdings, Inc. *	40,541	687,170
Titan International, Inc.	53,975	273,653
Titan Machinery, Inc. *	20,100	191,352
Trex Co., Inc. *	41,098	1,770,091
TriMas Corp. *	62,410	1,032,261
Triumph Group, Inc.	65,480	1,994,521
Tutor Perini Corp. *	46,142	616,457
Univar, Inc. *	43,162	678,938
Universal Forest Products, Inc.	26,578	2,039,064
USG Corp. *	116,249	2,476,104
Valmont Industries, Inc.	31,124	3,518,568
Wabash National Corp. *	83,940	984,616
Watsco, Inc.	34,227	4,365,654
Watts Water Technologies, Inc., Class A	37,889	1,953,936
WESCO International, Inc. *	55,652	2,451,471
Woodward, Inc.	73,545	3,452,938
		247,032,875
Commercial & Professional Services 3.3%
ABM Industries, Inc.	75,281	2,363,823
Acacia Research Corp.	64,842	204,901
ACCO Brands Corp. *	135,889	993,349
Barrett Business Services, Inc.	9,693	338,673
Brady Corp., Class A	59,678	1,559,386
CBIZ, Inc. *	58,851	623,821
CDI Corp.	18,116	88,406
CEB, Inc.	43,359	2,353,093
Clean Harbors, Inc. *	68,197	2,905,192
Covanta Holding Corp.	170,728	2,378,241
Deluxe Corp.	64,168	3,683,885
Ennis, Inc.	33,921	669,601
Essendant, Inc.	48,392	1,426,112
Exponent, Inc.	34,192	1,596,424
Franklin Covey Co. *	20,128	347,611
FTI Consulting, Inc. *	55,069	1,812,321
G&K Services, Inc., Class A	26,598	1,763,447
GP Strategies Corp. *	23,530	580,250
Healthcare Services Group, Inc.	95,900	3,402,532
Heidrick & Struggles International, Inc.	22,235	522,300
Heritage-Crystal Clean, Inc. *	24,285	186,509
Herman Miller, Inc.	75,524	1,970,421
HNI Corp.	55,796	1,886,463
Huron Consulting Group, Inc. *	31,295	1,737,498
ICF International, Inc. *	23,200	783,696
InnerWorkings, Inc. *	54,608	375,703
Insperity, Inc.	23,780	1,129,312
Interface, Inc.	84,421	1,342,294
KAR Auction Services, Inc.	181,351	6,421,639
Security	Number of Shares	Value ($)
Kelly Services, Inc., Class A	40,800	702,984
Kforce, Inc.	30,490	486,011
Kimball International, Inc., Class B	45,682	481,031
Knoll, Inc.	64,611	1,234,070
Korn/Ferry International	67,741	1,925,199
Matthews International Corp., Class A	41,478	1,964,813
McGrath RentCorp	32,748	805,601
Mistras Group, Inc. *	20,988	450,402
Mobile Mini, Inc.	57,896	1,663,931
MSA Safety, Inc.	40,447	1,766,321
Multi-Color Corp.	16,806	818,116
Navigant Consulting, Inc. *	64,916	985,425
NL Industries, Inc. *	13,323	33,707
On Assignment, Inc. *	64,018	2,113,234
Pendrell Corp. *	180,314	102,779
Pitney Bowes, Inc.	257,876	4,672,713
Quad/Graphics, Inc.	25,691	325,248
R.R. Donnelley & Sons Co.	267,507	4,060,756
Resources Connection, Inc.	49,464	686,066
RPX Corp. *	68,249	676,348
SP Plus Corp. *	23,656	590,690
Steelcase, Inc., Class A	119,343	1,490,594
Team, Inc. *	40,897	1,048,190
Tetra Tech, Inc.	76,804	2,114,414
The Advisory Board Co. *	54,575	1,609,417
The Brink's Co.	62,446	1,826,546
TransUnion *	37,927	1,000,135
TriNet Group, Inc. *	52,291	684,489
TrueBlue, Inc. *	55,909	1,283,112
UniFirst Corp.	20,363	2,146,464
US Ecology, Inc.	27,139	1,004,143
Viad Corp.	29,151	826,722
WageWorks, Inc. *	47,613	2,293,518
West Corp.	68,118	1,517,669
		90,837,761
Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	15,829	276,691
Beazer Homes USA, Inc. *	37,818	276,828
Brunswick Corp.	121,605	5,173,077
CalAtlantic Group, Inc.	98,739	2,995,741
Callaway Golf Co.	115,419	1,026,075
Cavco Industries, Inc. *	10,071	817,161
Columbia Sportswear Co.	38,038	2,264,022
Crocs, Inc. *	100,173	980,694
Deckers Outdoor Corp. *	41,571	2,351,256
Ethan Allen Interiors, Inc.	33,295	949,906
Fossil Group, Inc. *	57,483	2,696,528
G-III Apparel Group Ltd. *	52,283	2,757,928
Helen of Troy Ltd. *	36,297	3,461,282
Hovnanian Enterprises, Inc., Class A *(a)	154,026	232,579
Iconix Brand Group, Inc. *(a)	66,097	575,044
Installed Building Products, Inc. *	23,584	526,867
iRobot Corp. *	37,412	1,172,492
Kate Spade & Co. *	174,581	3,460,195
KB Home (a)	124,591	1,520,010
La-Z-Boy, Inc.	74,995	1,826,128
LGI Homes, Inc. *(a)	21,436	508,891
Libbey, Inc.	31,015	515,779

48    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
M.D.C Holdings, Inc.	53,661	1,186,445
M/I Homes, Inc. *	29,075	510,848
Marine Products Corp.	18,129	133,248
Meritage Homes Corp. *	52,821	1,715,098
Movado Group, Inc.	22,688	662,716
NACCO Industries, Inc., Class A	5,856	289,345
Oxford Industries, Inc.	18,302	1,329,274
Perry Ellis International, Inc. *	18,133	334,917
Smith & Wesson Holding Corp. *	68,645	1,740,837
Steven Madden Ltd. *	74,461	2,621,027
Sturm Ruger & Co., Inc.	25,283	1,777,648
Taylor Morrison Home Corp., Class A *	42,653	593,303
Tempur Sealy International, Inc. *	81,999	4,728,882
TopBuild Corp. *	48,599	1,311,201
TRI Pointe Group, Inc. *	187,126	1,929,269
Tumi Holdings, Inc. *	70,403	1,390,459
Tupperware Brands Corp.	67,449	3,369,752
Unifi, Inc. *	17,311	387,939
Universal Electronics, Inc. *	18,152	964,597
Vera Bradley, Inc. *	24,638	409,730
Vince Holding Corp. *	36,887	238,290
Vista Outdoor, Inc. *	81,012	3,993,892
WCI Communities, Inc. *	26,065	449,621
William Lyon Homes, Class A *	24,799	294,116
Wolverine World Wide, Inc.	130,235	2,465,349
		71,192,977
Consumer Services 4.3%
2U, Inc. *	42,203	943,237
American Public Education, Inc. *	22,290	343,935
Apollo Education Group, Inc. *	133,643	1,094,536
Ascent Capital Group, Inc., Class A *	18,114	251,785
Belmond Ltd., Class A *	108,851	1,000,341
Biglari Holdings, Inc. *	1,288	474,911
BJ's Restaurants, Inc. *	26,749	1,179,096
Bloomin' Brands, Inc.	157,453	2,722,362
Bob Evans Farms, Inc.	28,339	1,216,026
Bojangles', Inc. *(a)	9,980	144,311
Boyd Gaming Corp. *	111,623	1,933,310
Bravo Brio Restaurant Group, Inc. *	22,597	176,483
Bridgepoint Education, Inc. *	23,749	150,331
Bright Horizons Family Solutions, Inc. *	57,143	3,621,152
Brinker International, Inc.	77,337	3,851,383
Buffalo Wild Wings, Inc. *	25,371	4,025,109
Caesars Entertainment Corp. *(a)	54,625	493,810
Capella Education Co.	14,267	659,706
Carriage Services, Inc.	20,713	426,895
Chegg, Inc. *(a)	69,949	300,081
Choice Hotels International, Inc.	47,118	2,442,126
Churchill Downs, Inc.	16,641	2,256,852
Chuy's Holdings, Inc. *	22,691	727,020
ClubCorp Holdings, Inc.	82,373	1,093,090
Cracker Barrel Old Country Store, Inc. (a)	30,848	4,567,046
Dave & Buster's Entertainment, Inc. *	34,072	1,257,598
Security	Number of Shares	Value ($)
Del Frisco's Restaurant Group, Inc. *	35,283	544,770
Denny's Corp. *	104,123	1,075,591
DeVry Education Group, Inc.	72,525	1,324,306
Diamond Resorts International, Inc. *(a)	70,149	1,528,547
DineEquity, Inc.	22,592	2,066,490
El Pollo Loco Holdings, Inc. *	25,748	332,407
Fiesta Restaurant Group, Inc. *	35,612	1,179,469
Graham Holdings Co., Class B	5,918	2,888,635
Grand Canyon Education, Inc. *	59,480	2,318,530
Houghton Mifflin Harcourt Co. *	146,026	2,746,749
International Speedway Corp., Class A	34,925	1,204,563
Interval Leisure Group, Inc.	52,397	678,541
Intrawest Resorts Holdings, Inc. *	23,438	200,395
Isle of Capri Casinos, Inc. *	31,683	359,602
Jack in the Box, Inc.	46,972	3,229,325
K12, Inc. *	40,636	397,826
Krispy Kreme Doughnuts, Inc. *	81,568	1,194,156
La Quinta Holdings, Inc. *	120,829	1,312,203
LifeLock, Inc. *	109,942	1,212,660
Marriott Vacations Worldwide Corp.	33,893	2,052,221
Noodles & Co. *	27,336	350,721
Panera Bread Co., Class A *	31,482	6,523,070
Papa John's International, Inc.	37,616	2,187,370
Penn National Gaming, Inc. *	92,447	1,279,466
Pinnacle Entertainment, Inc. *	78,082	2,257,351
Popeyes Louisiana Kitchen, Inc. *	28,367	1,545,718
Potbelly Corp. *	37,722	473,411
Red Robin Gourmet Burgers, Inc. *	19,261	1,253,891
Regis Corp. *	53,527	767,042
Ruby Tuesday, Inc. *	90,853	480,612
Ruth's Hospitality Group, Inc.	45,459	798,715
Scientific Games Corp., Class A *(a)	72,684	618,541
SeaWorld Entertainment, Inc.	91,062	1,647,312
ServiceMaster Global Holdings, Inc. *	177,538	6,734,016
Shake Shack, Inc., Class A *(a)	6,270	261,020
Six Flags Entertainment Corp.	112,701	5,731,973
Sonic Corp.	63,959	1,878,476
Sotheby's	79,426	1,806,941
Speedway Motorsports, Inc.	14,613	266,249
Strayer Education, Inc. *	15,562	702,313
Texas Roadhouse, Inc.	83,798	3,495,215
The Cheesecake Factory, Inc.	58,152	2,901,785
The Habit Restaurants, Inc., Class A *(a)	13,769	286,120
The Marcus Corp.	27,722	517,847
The Wendy's Co.	296,561	2,778,777
Vail Resorts, Inc.	47,921	6,105,615
Weight Watchers International, Inc. *(a)	37,917	446,283
Wingstop, Inc. *	7,483	178,245
Zoe's Kitchen, Inc. *(a)	23,974	837,412
		120,311,025

See financial notes    49

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 2.4%
Arlington Asset Investment Corp., Class A	31,855	385,764
Artisan Partners Asset Management, Inc., Class A	46,786	1,327,787
BGC Partners, Inc., Class A	247,438	2,137,864
Cash America International, Inc.	33,898	1,142,024
CBOE Holdings, Inc.	109,037	6,814,813
Cohen & Steers, Inc.	24,921	775,542
Cowen Group, Inc., Class A *	132,982	450,809
Credit Acceptance Corp. *(a)	13,164	2,594,229
Diamond Hill Investment Group, Inc.	4,044	683,436
Encore Capital Group, Inc. *(a)	29,326	681,830
Enova International, Inc. *	35,671	206,178
Evercore Partners, Inc., Class A	51,794	2,417,226
EZCORP, Inc., Class A *	66,467	192,754
Federated Investors, Inc., Class B	123,511	3,232,283
Financial Engines, Inc.	69,975	1,707,390
First Cash Financial Services, Inc.	37,861	1,596,598
FNFV Group *	95,250	968,693
GAMCO Investors, Inc., Class A	5,833	202,638
Green Dot Corp., Class A *	64,868	1,340,173
Greenhill & Co., Inc.	36,756	847,593
HFF, Inc., Class A	43,326	1,084,450
Interactive Brokers Group, Inc., Class A	74,002	2,528,648
INTL FCStone, Inc. *	20,165	514,812
Investment Technology Group, Inc.	44,726	819,380
Janus Capital Group, Inc.	190,574	2,464,122
KCG Holdings, Inc., Class A *	65,276	689,967
Ladenburg Thalmann Financial Services, Inc. *	145,549	339,129
MarketAxess Holdings, Inc.	49,425	5,854,886
Moelis & Co., Class A	22,524	556,793
Morningstar, Inc.	24,506	1,945,531
Nelnet, Inc., Class A	23,850	896,760
NewStar Financial, Inc. *	32,705	224,356
NorthStar Asset Management Group, Inc.	252,985	2,765,126
On Deck Capital, Inc. *(a)	49,690	332,923
PICO Holdings, Inc. *	35,590	304,295
Piper Jaffray Cos. *	19,930	844,036
PJT Partners, Inc., Class A *	21,580	600,356
PRA Group, Inc. *	61,873	1,509,701
Pzena Investment Management, Inc., Class A	16,168	100,888
Safeguard Scientifics, Inc. *	22,371	264,425
SLM Corp. *	550,744	3,216,345
Stifel Financial Corp. *	90,912	2,632,812
Virtu Financial, Inc., Class A	28,531	636,527
Virtus Investment Partners, Inc.	8,893	816,466
Waddell & Reed Financial, Inc., Class A	108,052	2,530,578
Westwood Holdings Group, Inc.	10,696	530,415
WisdomTree Investments, Inc. (a)	147,504	1,747,922
World Acceptance Corp. *(a)	12,200	448,106
		66,905,379
Security	Number of Shares	Value ($)
Energy 3.6%
Alon USA Energy, Inc.	44,120	435,023
Archrock, Inc.	86,950	346,930
Atwood Oceanics, Inc. (a)	72,836	501,112
Basic Energy Services, Inc. *(a)	51,908	90,839
Bill Barrett Corp. *(a)	62,439	178,576
Bonanza Creek Energy, Inc. *(a)	51,373	95,554
Bristow Group, Inc.	45,970	699,204
C&J Energy Services Ltd. *(a)	57,324	59,044
California Resources Corp.	432,374	243,037
CARBO Ceramics, Inc. (a)	26,529	530,315
Carrizo Oil & Gas, Inc. *	69,819	1,501,108
Clayton Williams Energy, Inc. *(a)	8,438	123,448
Clean Energy Fuels Corp. *(a)	99,999	287,997
Cloud Peak Energy, Inc. *	78,069	132,717
Cobalt International Energy, Inc. *	429,724	1,143,066
CONSOL Energy, Inc. (a)	305,737	2,638,510
Contango Oil & Gas Co. *	30,471	183,740
CVR Energy, Inc. (a)	19,722	466,425
Delek US Holdings, Inc.	72,861	1,152,661
Denbury Resources, Inc. (a)	451,763	578,257
Diamond Offshore Drilling, Inc. (a)	82,716	1,655,147
Diamondback Energy, Inc. *	96,589	6,881,966
Dril-Quip, Inc. *	49,416	2,680,818
Eclipse Resources Corp. *(a)	61,176	58,038
Energen Corp.	126,095	3,338,996
Energy XXI Ltd. (a)	112,426	41,845
EP Energy Corp., Class A *(a)	50,717	87,233
Era Group, Inc. *	26,607	245,317
Evolution Petroleum Corp.	37,925	163,836
EXCO Resources, Inc. *(a)	228,796	240,236
Exterran Corp. *	43,471	592,944
Fairmount Santrol Holdings, Inc. *(a)	80,703	159,792
Forum Energy Technologies, Inc. *	88,292	1,038,314
Frank's International N.V.	47,934	665,803
Gener8 Maritime, Inc. *(a)	18,759	116,493
Geospace Technologies Corp. *	18,853	210,588
Green Plains, Inc.	61,133	831,409
Gulf Island Fabrication, Inc.	18,204	162,198
Gulfmark Offshore, Inc., Class A *(a)	29,983	107,639
Gulfport Energy Corp. *	139,177	3,340,248
Halcon Resources Corp. *(a)	104,068	60,443
Helix Energy Solutions Group, Inc. *	134,525	524,647
Hornbeck Offshore Services, Inc. *	44,197	379,652
Isramco, Inc. *	1,470	119,805
Jones Energy, Inc., Class A *	37,887	56,831
Kosmos Energy Ltd. *	195,304	953,084
Laredo Petroleum, Inc. *(a)	153,878	786,317
Matador Resources Co. *	101,921	1,645,005
Matrix Service Co. *	33,865	622,777
McDermott International, Inc. *	305,449	1,007,982
Memorial Resource Development Corp. *	118,346	1,144,406
Nabors Industries Ltd.	365,450	2,616,622
Natural Gas Services Group, Inc. *	17,478	315,653
Newfield Exploration Co. *	209,421	5,702,534
Newpark Resources, Inc. *	114,358	426,555
Noble Corp. plc (a)	318,641	2,654,280

50    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Northern Oil & Gas, Inc. *(a)	77,839	259,982
Oasis Petroleum, Inc. *	237,974	1,282,680
Oil States International, Inc. *	65,164	1,701,432
Parker Drilling Co. *	165,643	258,403
Parsley Energy, Inc., Class A *	136,547	2,509,734
Patterson-UTI Energy, Inc.	188,217	2,924,892
PBF Energy, Inc., Class A	129,971	3,925,124
PDC Energy, Inc. *	51,541	2,582,720
Pioneer Energy Services Corp. *	93,817	128,529
QEP Resources, Inc.	207,223	2,022,496
REX American Resources Corp. *	6,601	333,350
Rex Energy Corp. *(a)	56,803	33,536
Rice Energy, Inc. *	107,209	982,034
RigNet, Inc. *	16,901	223,093
Rowan Cos. plc, Class A	159,609	2,125,992
RPC, Inc.	77,629	1,053,426
RSP Permian, Inc. *	90,643	2,167,274
Sanchez Energy Corp. *(a)	70,284	250,211
SEACOR Holdings, Inc. *	20,928	1,012,706
SemGroup Corp., Class A	62,658	1,190,502
SM Energy Co.	96,999	876,871
Stone Energy Corp. *	59,068	91,555
Superior Energy Services, Inc.	194,052	1,994,855
Synergy Resources Corp. *	163,244	1,020,275
Targa Resources Corp.	218,315	5,868,307
Teekay Corp.	60,656	485,248
Tesco Corp.	44,516	322,296
TETRA Technologies, Inc. *	103,564	521,963
Tidewater, Inc. (a)	57,750	332,063
Triangle Petroleum Corp. *	90,070	28,822
Ultra Petroleum Corp. *(a)	210,895	75,079
Unit Corp. *	63,328	339,438
US Silica Holdings, Inc. (a)	76,946	1,476,594
W&T Offshore, Inc. *(a)	44,326	80,673
Western Refining, Inc.	91,069	2,428,810
World Fuel Services Corp.	92,646	4,336,759
WPX Energy, Inc. *	291,559	1,198,307
		101,469,047
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	51,302	5,415,952
Ingles Markets, Inc., Class A	15,713	529,999
Natural Grocers by Vitamin Cottage, Inc. *	12,138	244,217
Performance Food Group Co. *	19,714	487,527
PriceSmart, Inc.	25,208	1,947,570
Smart & Final Stores, Inc. *	35,141	571,041
SpartanNash Co.	47,976	1,316,941
Sprouts Farmers Market, Inc. *	191,097	5,442,443
SUPERVALU, Inc. *	338,596	1,730,226
The Andersons, Inc.	36,194	971,809
The Chefs' Warehouse, Inc. *	27,262	514,434
The Fresh Market, Inc. *	54,868	1,265,805
United Natural Foods, Inc. *	64,310	1,984,607
Village Super Market, Inc., Class A	11,330	300,358
Weis Markets, Inc.	15,935	663,374
		23,386,303
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 1.9%
Alico, Inc.	4,128	98,824
Amplify Snack Brands, Inc. *	18,690	192,320
B&G Foods, Inc.	76,432	2,643,783
Blue Buffalo Pet Products, Inc. *(a)	42,092	770,284
Cal-Maine Foods, Inc. (a)	40,707	2,172,940
Calavo Growers, Inc.	18,770	1,005,321
Coca-Cola Bottling Co. Consolidated	5,867	1,025,082
Darling Ingredients, Inc. *	212,238	1,912,264
Dean Foods Co.	121,222	2,338,372
Diamond Foods, Inc. *(b)	35,620	1,348,226
Fresh Del Monte Produce, Inc.	43,267	1,735,439
Freshpet, Inc. *(a)	22,750	151,287
J&J Snack Foods Corp.	19,183	2,125,285
Lancaster Colony Corp.	25,617	2,607,042
Landec Corp. *	35,361	356,792
Limoneira Co. (a)	13,465	187,971
National Beverage Corp. *	13,474	512,281
Pinnacle Foods, Inc.	144,364	6,235,081
Post Holdings, Inc. *	80,336	5,580,139
Sanderson Farms, Inc. (a)	27,014	2,465,298
Seaboard Corp. *	344	1,006,200
Seneca Foods Corp., Class A *	10,865	361,370
Snyder's-Lance, Inc. (a)	67,756	2,216,299
The Boston Beer Co., Inc., Class A *	12,933	2,432,827
Tootsie Roll Industries, Inc. (a)	23,108	769,959
TreeHouse Foods, Inc. *	72,330	6,106,099
Universal Corp.	34,271	1,867,084
Vector Group Ltd.	116,165	2,698,513
		52,922,382
Health Care Equipment & Services 6.9%
AAC Holdings, Inc. *(a)	9,730	198,492
Abaxis, Inc.	28,825	1,130,517
ABIOMED, Inc. *	51,334	4,107,233
Acadia Healthcare Co., Inc. *	90,565	5,018,207
Accuray, Inc. *	101,758	513,878
Aceto Corp.	40,500	868,725
Adeptus Health, Inc., Class A *(a)	16,184	921,193
Air Methods Corp. *	48,229	1,752,160
Alere, Inc. *	115,106	6,135,150
Align Technology, Inc. *	95,642	6,315,241
Allscripts Healthcare Solutions, Inc. *	248,502	3,111,245
Amedisys, Inc. *	36,017	1,323,265
AMN Healthcare Services, Inc. *	62,477	1,776,221
Amsurg Corp. *	70,329	4,785,888
Analogic Corp.	16,270	1,219,925
AngioDynamics, Inc. *	37,835	411,266
Antares Pharma, Inc. *	174,798	167,806
athenahealth, Inc. *	51,167	6,604,125
Atrion Corp.	1,985	745,864
BioScrip, Inc. *(a)	93,298	201,524
Brookdale Senior Living, Inc. *	248,019	3,564,033
Cantel Medical Corp.	47,222	3,004,736
Capital Senior Living Corp. *	39,333	671,808
Cardiovascular Systems, Inc. *	40,955	342,384

See financial notes    51

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Castlight Health, Inc., Class B *(a)	45,599	151,389
Chemed Corp.	21,720	2,791,020
Civitas Solutions, Inc. *	22,589	417,671
Computer Programs & Systems, Inc.	13,187	747,175
CONMED Corp.	32,815	1,304,068
CorVel Corp. *	14,732	611,231
Cynosure, Inc., Class A *	30,039	1,221,686
Diplomat Pharmacy, Inc. *(a)	44,919	1,600,015
Endologix, Inc. *	85,440	736,493
Entellus Medical, Inc. *	6,735	107,827
Evolent Health, Inc., Class A *	14,208	142,790
Exactech, Inc. *	12,951	241,536
ExamWorks Group, Inc. *	51,503	1,498,737
Genesis Healthcare, Inc. *	28,245	50,276
GenMark Diagnostics, Inc. *	54,589	270,216
Glaukos Corp. *	7,208	118,644
Globus Medical, Inc., Class A *	90,737	2,204,909
Greatbatch, Inc. *	32,138	1,214,816
Haemonetics Corp. *	65,184	2,091,103
Halyard Health, Inc. *	62,849	1,603,906
Health Net, Inc. *	101,162	6,294,300
HealthEquity, Inc. *	45,775	953,036
HealthSouth Corp.	117,512	4,139,948
HealthStream, Inc. *	30,933	639,385
Healthways, Inc. *	40,117	422,432
HeartWare International, Inc. *	21,274	679,917
Hill-Rom Holdings, Inc.	78,058	3,617,988
HMS Holdings Corp. *	111,389	1,466,993
ICU Medical, Inc. *	18,801	1,727,812
Inogen, Inc. *	17,894	611,617
Inovalon Holdings, Inc., Class A *(a)	67,700	1,163,763
Insulet Corp. *	74,101	2,270,455
Integra LifeSciences Holdings Corp. *	38,534	2,364,446
Invacare Corp.	40,640	492,150
K2M Group Holdings, Inc. *	34,657	410,339
Kindred Healthcare, Inc.	106,467	1,118,968
Landauer, Inc.	14,703	427,416
LDR Holding Corp. *	37,246	772,855
LHC Group, Inc. *	15,738	560,745
LifePoint Health, Inc. *	56,685	3,534,877
LivaNova plc *	54,801	3,092,968
Magellan Health, Inc. *	34,461	2,170,526
Masimo Corp. *	58,993	2,232,295
Medidata Solutions, Inc. *	71,051	2,451,260
Meridian Bioscience, Inc.	54,393	1,096,019
Merit Medical Systems, Inc. *	58,331	1,097,206
Molina Healthcare, Inc. *	52,655	3,266,716
National HealthCare Corp.	15,287	980,355
National Research Corp., Class A	12,173	182,230
Natus Medical, Inc. *	42,692	1,550,573
Neogen Corp. *	49,989	2,461,958
Nevro Corp. *	17,110	985,536
NuVasive, Inc. *	62,852	2,627,214
NxStage Medical, Inc. *	76,717	1,143,083
Omnicell, Inc. *	47,047	1,287,676
OraSure Technologies, Inc. *	83,095	557,567
Orthofix International N.V. *	26,603	1,021,821
Owens & Minor, Inc.	80,728	3,181,490
Penumbra, Inc. *(a)	5,166	240,839
Security	Number of Shares	Value ($)
PharMerica Corp. *	38,642	893,017
Press Ganey Holdings, Inc. *	11,240	296,511
Quality Systems, Inc.	54,159	842,172
Quidel Corp. *	39,158	613,606
SeaSpine Holdings Corp. *	11,385	143,451
Second Sight Medical Products, Inc. *(a)	19,532	100,004
Select Medical Holdings Corp.	137,140	1,342,601
STERIS plc	111,794	7,190,590
Surgery Partners, Inc. *	17,844	234,292
Surgical Care Affiliates, Inc. *	36,274	1,470,185
SurModics, Inc. *	19,548	364,766
Tandem Diabetes Care, Inc. *	23,441	209,563
Team Health Holdings, Inc. *	96,448	4,298,687
Teladoc, Inc. *	9,646	133,404
Teleflex, Inc.	54,303	7,755,554
The Ensign Group, Inc.	65,388	1,341,108
The Providence Service Corp. *	17,478	830,380
The Spectranetics Corp. *	62,078	880,266
Triple-S Management Corp., Class B *	32,544	853,304
Universal American Corp.	68,885	460,152
US Physical Therapy, Inc.	15,748	798,266
Vascular Solutions, Inc. *	22,098	664,266
VCA, Inc. *	103,867	5,300,333
Veeva Systems, Inc., Class A *	109,032	2,648,387
WellCare Health Plans, Inc. *	58,881	5,291,635
West Pharmaceutical Services, Inc.	94,956	5,889,171
Wright Medical Group N.V. *	114,000	1,948,260
Zeltiq Aesthetics, Inc. *	38,971	897,502
		193,004,601
Household & Personal Products 0.6%
Avon Products, Inc.	595,747	2,269,796
Central Garden & Pet Co. *	8,939	124,520
Central Garden & Pet Co., Class A *	47,075	636,925
Elizabeth Arden, Inc. *(a)	22,824	141,509
Energizer Holdings, Inc.	83,750	3,261,225
HRG Group, Inc. *	160,524	1,868,499
Inter Parfums, Inc.	20,224	511,870
Medifast, Inc.	14,621	443,747
Natural Health Trends Corp. (a)	9,324	290,629
Nu Skin Enterprises, Inc., Class A (a)	76,935	2,345,748
Revlon, Inc., Class A *	16,971	593,985
Synutra International, Inc. *	31,562	160,651
USANA Health Sciences, Inc. *	6,843	771,343
WD-40 Co.	17,930	1,936,440
		15,356,887
Insurance 3.9%
Allied World Assurance Co. Holdings AG	120,591	3,905,942
Ambac Financial Group, Inc. *	57,310	875,124
American Equity Investment Life Holding Co.	104,698	1,423,893
American National Insurance Co.	11,746	1,194,216
AMERISAFE, Inc.	26,515	1,365,523

52    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
AmTrust Financial Services, Inc.	105,284	2,574,194
Argo Group International Holdings Ltd.	38,345	2,136,967
Aspen Insurance Holdings Ltd.	80,068	3,578,239
Assurant, Inc.	85,936	6,110,050
Assured Guaranty Ltd.	187,886	4,661,452
Citizens, Inc. *(a)	57,455	403,334
CNO Financial Group, Inc.	250,173	4,360,515
Donegal Group, Inc., Class A	10,293	150,895
eHealth, Inc. *	20,459	206,431
EMC Insurance Group, Inc.	8,457	203,645
Employers Holdings, Inc.	41,881	1,162,617
Endurance Specialty Holdings Ltd.	80,263	4,997,977
Enstar Group Ltd. *	15,752	2,489,604
FBL Financial Group, Inc., Class A	12,796	735,898
Fidelity & Guaranty Life	14,590	361,394
First American Financial Corp.	143,992	5,332,024
Genworth Financial, Inc., Class A *	635,748	1,347,786
Global Indemnity plc *	9,590	269,095
Greenlight Capital Re Ltd., Class A *	39,264	840,250
Horace Mann Educators Corp.	51,789	1,595,619
Infinity Property & Casualty Corp.	15,619	1,167,676
James River Group Holdings Ltd.	21,361	624,382
Kemper Corp.	62,707	1,685,564
Maiden Holdings Ltd.	76,371	914,161
MBIA, Inc. *	183,442	1,258,412
Mercury General Corp.	52,595	2,765,445
National General Holdings Corp.	80,854	1,611,420
National Interstate Corp.	9,064	201,765
National Western Life Group, Inc., Class A	2,656	570,004
Old Republic International Corp.	318,551	5,670,208
OneBeacon Insurance Group Ltd., Class A	29,973	386,951
Primerica, Inc.	63,760	2,690,034
ProAssurance Corp.	71,334	3,517,480
RLI Corp.	48,429	3,039,888
Safety Insurance Group, Inc.	18,642	1,031,089
Selective Insurance Group, Inc.	73,801	2,478,238
StanCorp Financial Group, Inc.	57,499	6,606,635
State Auto Financial Corp.	20,030	431,046
State National Cos., Inc.	40,874	460,650
Stewart Information Services Corp.	27,455	926,606
The Hanover Insurance Group, Inc.	56,635	4,697,873
The Navigators Group, Inc. *	13,541	1,096,550
Third Point Reinsurance Ltd. *	74,140	819,247
United Fire Group, Inc.	26,775	1,079,568
Universal Insurance Holdings, Inc. (a)	41,374	807,620
Validus Holdings Ltd.	106,455	4,780,894
White Mountains Insurance Group Ltd.	7,407	5,680,132
WMIH Corp. *	129,812	316,741
		109,598,963
Security	Number of Shares	Value ($)
Materials 5.0%
A. Schulman, Inc.	38,975	962,293
AK Steel Holding Corp. *(a)	258,608	739,619
Allegheny Technologies, Inc.	150,192	2,014,075
American Vanguard Corp.	37,974	478,852
AptarGroup, Inc.	82,790	6,102,451
Axiall Corp.	95,773	1,905,883
Balchem Corp.	40,145	2,539,974
Bemis Co., Inc.	125,204	6,143,760
Berry Plastics Group, Inc. *	160,439	4,994,466
Boise Cascade Co. *	50,000	837,000
Cabot Corp.	80,181	3,570,460
Calgon Carbon Corp.	64,550	904,991
Carpenter Technology Corp.	61,732	1,834,675
Century Aluminum Co. *	70,385	503,253
Chemtura Corp. *	89,935	2,269,060
Clearwater Paper Corp. *	22,512	915,563
Cliffs Natural Resources, Inc. *(a)	155,293	335,433
Coeur Mining, Inc. *	177,293	684,351
Commercial Metals Co.	151,760	2,229,354
Compass Minerals International, Inc.	45,485	3,085,702
Deltic Timber Corp.	14,370	813,629
Domtar Corp.	80,250	2,823,997
Eagle Materials, Inc.	64,793	3,914,793
Ferro Corp. *	115,690	1,148,802
Flotek Industries, Inc. *(a)	66,438	483,669
FutureFuel Corp.	33,876	434,290
Graphic Packaging Holding Co.	435,103	5,364,820
Greif, Inc., Class A	33,151	878,833
Greif, Inc., Class B	12,540	431,376
H.B. Fuller Co.	67,799	2,609,584
Hawkins, Inc.	10,583	338,444
Haynes International, Inc.	15,991	492,523
Headwaters, Inc. *	96,465	1,699,713
Hecla Mining Co.	513,663	1,330,387
Innophos Holdings, Inc.	24,771	717,864
Innospec, Inc.	30,477	1,322,702
Intrepid Potash, Inc. *	81,787	80,969
Kaiser Aluminum Corp.	22,628	1,733,531
KapStone Paper & Packaging Corp.	113,207	1,159,240
Koppers Holdings, Inc. *	30,341	532,181
Kraton Performance Polymers, Inc. *	39,804	683,435
Kronos Worldwide, Inc. (a)	30,246	192,667
Louisiana-Pacific Corp. *	188,940	3,002,257
LSB Industries, Inc. *	24,740	144,482
Materion Corp.	23,984	625,503
McEwen Mining, Inc. (a)	340,243	622,645
Mercer International, Inc.	53,324	485,248
Minerals Technologies, Inc.	43,672	2,219,411
Myers Industries, Inc.	30,470	366,554
Neenah Paper, Inc.	21,140	1,280,238
NewMarket Corp.	13,328	4,866,586
Olin Corp.	216,655	3,284,490
OMNOVA Solutions, Inc. *	53,247	279,014
Owens-Illinois, Inc. *	213,273	3,190,564
P.H. Glatfelter Co.	58,238	1,069,832
Platform Specialty Products Corp. *	212,060	1,503,505

See financial notes    53

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PolyOne Corp.	113,510	3,054,554
Quaker Chemical Corp.	16,955	1,319,269
Rayonier Advanced Materials, Inc.	54,494	407,070
Rentech, Inc. *	36,449	73,991
Resolute Forest Products, Inc. *	117,383	602,175
Royal Gold, Inc.	86,280	4,000,804
Schnitzer Steel Industries, Inc., Class A	35,489	519,559
Schweitzer-Mauduit International, Inc.	41,411	1,251,440
Sensient Technologies Corp.	58,152	3,342,577
Silgan Holdings, Inc.	52,486	2,688,858
Solazyme, Inc. *(a)	110,741	172,756
Sonoco Products Co.	133,412	5,830,104
Steel Dynamics, Inc.	316,748	5,761,646
Stepan Co.	24,857	1,234,896
Stillwater Mining Co. *	152,215	1,277,084
Summit Materials, Inc., Class A *	59,319	1,083,165
SunCoke Energy, Inc.	90,995	430,406
The Chemours Co.	273,107	1,401,039
The Scotts Miracle-Gro Co., Class A	60,473	4,173,846
TimkenSteel Corp.	38,644	298,718
Tredegar Corp.	36,724	504,221
Trinseo S.A. *(a)	18,111	539,889
Tronox Ltd., Class A	82,983	429,852
United States Lime & Minerals, Inc.	1,978	105,190
United States Steel Corp. (a)	186,140	1,697,597
US Concrete, Inc. *	16,757	900,689
Valhi, Inc.	22,416	29,141
Worthington Industries, Inc.	64,757	2,014,590
		140,324,119
Media 1.9%
AMC Entertainment Holdings, Inc., Class A	26,432	635,161
Cable One, Inc.	5,918	2,536,277
Carmike Cinemas, Inc. *	34,199	750,326
Central European Media Enterprises Ltd., Class A *(a)	111,339	273,894
Cinemark Holdings, Inc.	139,190	4,607,189
Clear Channel Outdoor Holdings, Inc., Class A	56,976	205,683
Crown Media Holdings, Inc., Class A *	41,748	183,274
Cumulus Media, Inc., Class A *	209,660	52,415
DreamWorks Animation SKG, Inc., Class A *	90,847	2,331,134
Entercom Communications Corp., Class A *	37,032	423,276
Gannett Co., Inc.	146,504	2,235,651
Global Eagle Entertainment, Inc. *	67,526	607,059
Gray Television, Inc. *	87,383	1,008,400
Harte-Hanks, Inc.	58,463	180,651
Hemisphere Media Group, Inc. *(a)	18,099	250,490
John Wiley & Sons, Inc., Class A	63,863	2,779,956
Liberty Global plc LiLAC, Class A *	17,020	577,829
Liberty Global plc LiLAC, Class C *	36,609	1,343,184
Live Nation Entertainment, Inc. *	187,141	4,115,231
Security	Number of Shares	Value ($)
Loral Space & Communications, Inc. *	17,063	547,040
Media General, Inc. *	127,866	2,125,133
Meredith Corp.	49,169	2,138,360
National CineMedia, Inc.	77,030	1,151,598
New Media Investment Group, Inc.	55,533	867,981
Nexstar Broadcasting Group, Inc., Class A	39,258	1,754,047
Regal Entertainment Group, Class A (a)	91,997	1,811,421
Scholastic Corp.	35,235	1,234,282
Sinclair Broadcast Group, Inc., Class A	88,886	2,743,911
Sizmek, Inc. *	31,562	102,892
Starz, Class A *	106,246	2,676,337
The E.W. Scripps Co., Class A	71,905	1,241,080
The Madison Square Garden Co., Class A *	26,266	4,071,230
The New York Times Co., Class A	161,474	2,029,728
Time, Inc.	140,246	1,977,469
World Wrestling Entertainment, Inc., Class A (a)	48,166	805,335
		52,374,924
Pharmaceuticals, Biotechnology & Life Sciences 5.3%
ACADIA Pharmaceuticals, Inc. *	120,088	2,072,719
Accelerate Diagnostics, Inc. *(a)	34,712	417,585
Acceleron Pharma, Inc. *	45,360	1,149,422
Achillion Pharmaceuticals, Inc. *	147,848	1,092,597
Aclaris Therapeutics, Inc. *	7,027	128,875
Acorda Therapeutics, Inc. *	55,558	1,817,302
Aduro Biotech, Inc. *	9,606	139,863
Aegerion Pharmaceuticals, Inc. *(a)	41,806	235,786
Affymetrix, Inc. *	102,485	1,438,889
Agios Pharmaceuticals, Inc. *(a)	33,441	1,282,462
Aimmune Therapeutics, Inc. *	10,612	169,792
Akebia Therapeutics, Inc. *	48,870	356,751
Akorn, Inc. *	108,614	2,888,046
Alder Biopharmaceuticals, Inc. *	33,366	633,620
AMAG Pharmaceuticals, Inc. *	45,714	1,201,364
Amicus Therapeutics, Inc. *	162,892	1,003,415
Arena Pharmaceuticals, Inc. *	342,682	510,596
ARIAD Pharmaceuticals, Inc. *	250,116	1,365,633
Array BioPharma, Inc. *	178,852	448,919
Atara Biotherapeutics, Inc. *	21,938	360,661
aTyr Pharma, Inc. *	9,650	43,135
Bellicum Pharmaceuticals, Inc. *	9,513	85,807
Bio-Rad Laboratories, Inc., Class A *	27,570	3,712,025
Bio-Techne Corp.	49,953	4,287,965
BioCryst Pharmaceuticals, Inc. *	97,597	194,218
Bluebird Bio, Inc. *	46,681	2,157,596
Blueprint Medicines Corp. *	11,679	202,397
Bruker Corp. *	143,060	3,716,699
Cambrex Corp. *	41,468	1,599,421
Catalent, Inc. *	126,610	3,072,825
Celldex Therapeutics, Inc. *	128,276	872,277
Cempra, Inc. *(a)	56,602	952,612
Cepheid, Inc. *	92,153	2,735,101

54    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	60,165	4,417,916
Chimerix, Inc. *	53,903	248,493
Clovis Oncology, Inc. *	51,561	960,066
Coherus Biosciences, Inc. *	16,082	228,204
CytomX Therapeutics, Inc. *	9,236	119,144
Depomed, Inc. *	76,917	1,175,292
Dermira, Inc. *	22,152	510,825
Dynavax Technologies Corp. *	49,536	798,520
Eagle Pharmaceuticals, Inc. *(a)	11,486	728,098
Edge Therapeutics, Inc. *	10,944	78,359
Emergent BioSolutions, Inc. *	38,872	1,315,040
Enanta Pharmaceuticals, Inc. *	18,270	518,685
Endocyte, Inc. *(a)	46,613	140,305
Epizyme, Inc. *	47,665	418,975
Esperion Therapeutics, Inc. *(a)	17,804	265,102
Exact Sciences Corp. *	123,524	621,326
Exelixis, Inc. *(a)	260,889	949,636
FibroGen, Inc. *	65,407	1,133,503
Fluidigm Corp. *	38,041	252,212
Foundation Medicine, Inc. *(a)	18,879	279,976
Genomic Health, Inc. *	21,945	558,061
Global Blood Therapeutics, Inc. *(a)	9,706	144,911
Halozyme Therapeutics, Inc. *	144,330	1,173,403
Heron Therapeutics, Inc. *(a)	38,176	606,235
Horizon Pharma plc *	194,105	3,330,842
ImmunoGen, Inc. *	115,768	842,791
Impax Laboratories, Inc. *	87,473	2,859,492
INC Research Holdings, Inc., Class A *	41,790	1,658,227
Infinity Pharmaceuticals, Inc. *	62,425	360,816
Innoviva, Inc. (a)	106,172	1,244,336
Insmed, Inc. *	78,594	961,205
Insys Therapeutics, Inc. *(a)	28,638	500,592
Intercept Pharmaceuticals, Inc. *	22,757	2,534,675
Intersect ENT, Inc. *	23,920	432,474
Intra-Cellular Therapies, Inc. *	38,533	1,083,548
Intrexon Corp. *(a)	63,309	1,959,414
Invitae Corp. *(a)	8,142	70,265
Ironwood Pharmaceuticals, Inc. *	161,884	1,562,181
Juno Therapeutics, Inc. *(a)	90,473	3,181,935
Karyopharm Therapeutics, Inc. *	25,177	148,544
Keryx Biopharmaceuticals, Inc. *(a)	142,211	571,688
Kite Pharma, Inc. *(a)	54,708	2,446,542
Lannett Co., Inc. *(a)	35,214	885,984
Lexicon Pharmaceuticals, Inc. *(a)	61,596	575,307
Ligand Pharmaceuticals, Inc., Class B *	23,261	2,146,525
Lion Biotechnologies, Inc. *	61,593	343,689
Luminex Corp. *	50,714	947,337
MacroGenics, Inc. *	36,598	584,836
MannKind Corp. *	351,023	361,554
Merrimack Pharmaceuticals, Inc. *	176,077	1,019,486
MiMedx Group, Inc. *(a)	124,700	1,026,281
Momenta Pharmaceuticals, Inc. *	78,010	655,674
MyoKardia, Inc. *	7,670	54,457
Myriad Genetics, Inc. *	94,178	3,296,230
NantKwest, Inc. *(a)	10,971	75,480
Natera, Inc. *	12,570	84,847
Nektar Therapeutics *	174,777	1,952,259
Security	Number of Shares	Value ($)
Neurocrine Biosciences, Inc. *	108,270	3,982,171
NewLink Genetics Corp. *	28,818	606,331
Novavax, Inc. *	389,426	1,697,897
OncoMed Pharmaceuticals, Inc. *	16,949	161,524
Ophthotech Corp. *	36,414	1,640,087
Orexigen Therapeutics, Inc. *(a)	168,398	119,579
Organovo Holdings, Inc. *(a)	101,629	228,665
Osiris Therapeutics, Inc. *(a)	21,317	152,203
Pacira Pharmaceuticals, Inc. *	47,601	2,475,728
PAREXEL International Corp. *	69,648	4,087,641
PDL BioPharma, Inc.	216,042	650,286
Phibro Animal Health Corp., Class A	22,699	627,854
Portola Pharmaceuticals, Inc. *	73,020	2,056,973
PRA Health Sciences, Inc. *	25,955	1,120,477
Prestige Brands Holdings, Inc. *	67,813	3,316,056
Prothena Corp. plc *	46,068	1,466,805
PTC Therapeutics, Inc. *(a)	39,861	318,091
Puma Biotechnology, Inc. *	27,985	1,253,168
Radius Health, Inc. *	43,317	1,269,188
Raptor Pharmaceutical Corp. *	104,947	363,117
REGENXBIO, Inc. *(a)	9,092	110,286
Relypsa, Inc. *(a)	35,554	471,446
Repligen Corp. *	41,971	1,079,914
Retrophin, Inc. *	41,848	595,497
Revance Therapeutics, Inc. *	26,149	462,445
Sage Therapeutics, Inc. *	22,884	672,790
Sagent Pharmaceuticals, Inc. *	31,569	447,648
Sangamo BioSciences, Inc. *	92,269	483,490
Sarepta Therapeutics, Inc. *	55,282	757,916
SciClone Pharmaceuticals, Inc. *	67,699	671,574
Sequenom, Inc. *(a)	173,621	255,223
Seres Therapeutics, Inc. *(a)	10,988	253,933
Spark Therapeutics, Inc. *(a)	21,824	695,313
Spectrum Pharmaceuticals, Inc. *	72,794	329,029
Sucampo Pharmaceuticals, Inc., Class A *	26,824	352,736
Supernus Pharmaceuticals, Inc. *	55,909	701,099
Synergy Pharmaceuticals, Inc. *(a)	137,226	428,145
Synta Pharmaceuticals Corp. *	175,506	39,928
TESARO, Inc. *	37,852	1,531,492
Tetraphase Pharmaceuticals, Inc. *	51,488	208,012
The Medicines Co. *	93,100	2,994,096
TherapeuticsMD, Inc. *	194,522	1,188,529
Theravance Biopharma, Inc. *	32,753	514,877
Ultragenyx Pharmaceutical, Inc. *	45,938	2,801,759
Versartis, Inc. *(a)	24,028	157,864
Vitae Pharmaceuticals, Inc. *	14,039	126,772
Voyager Therapeutics, Inc. *	6,891	65,947
VWR Corp. *	73,087	1,783,323
WaVe Life Sciences Ltd. *	8,470	127,473
XBiotech, Inc. *	8,424	64,528
Zafgen, Inc. *	24,081	150,747
ZIOPHARM Oncology, Inc. *(a)	164,910	1,296,193
		149,162,040
Real Estate 12.1%
Acadia Realty Trust	88,963	2,940,227
AG Mortgage Investment Trust, Inc.	33,734	415,940
Agree Realty Corp.	25,352	939,292

See financial notes    55

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Alexander & Baldwin, Inc.	58,092	1,947,244
Alexander's, Inc.	4,817	1,853,726
Altisource Portfolio Solutions S.A. *(a)	13,788	368,967
Altisource Residential Corp.	72,926	684,046
American Assets Trust, Inc.	53,304	1,977,045
American Capital Mortgage Investment Corp.	66,636	920,909
American Homes 4 Rent, Class A	208,942	2,925,188
American Residential Properties, Inc.	43,149	685,638
Anworth Mortgage Asset Corp.	137,414	645,846
Apollo Commercial Real Estate Finance, Inc.	79,004	1,220,612
Apollo Residential Mortgage, Inc.	44,389	572,618
Apple Hospitality REIT, Inc. (a)	203,730	3,872,907
ARMOUR Residential REIT, Inc.	49,103	945,233
Ashford Hospitality Prime, Inc.	36,946	363,179
Ashford Hospitality Trust, Inc.	104,016	575,208
Blackstone Mortgage Trust, Inc., Class A	120,436	2,979,587
Brandywine Realty Trust	229,972	2,830,955
Campus Crest Communities, Inc. *	94,543	660,856
Capstead Mortgage Corp.	126,881	1,232,014
Care Capital Properties, Inc.	110,560	2,930,946
CareTrust REIT, Inc.	57,217	651,702
CBL & Associates Properties, Inc.	200,709	2,314,175
Cedar Realty Trust, Inc.	101,282	691,756
Chatham Lodging Trust	47,093	944,686
Chesapeake Lodging Trust	80,355	2,041,821
Chimera Investment Corp.	245,527	3,199,217
CIM Commercial Trust Corp.	26,124	427,389
Colony Capital, Inc., Class A	144,744	2,373,802
Colony Starwood Homes	50,869	1,117,083
Columbia Property Trust, Inc.	161,209	3,267,706
Communications Sales & Leasing, Inc.	154,265	2,907,895
CoreSite Realty Corp.	40,156	2,588,456
Corporate Office Properties Trust	124,541	2,914,259
Corrections Corp. of America	154,985	4,483,716
Cousins Properties, Inc.	263,389	2,280,949
CubeSmart	225,183	6,732,972
CyrusOne, Inc.	86,584	3,432,190
CYS Investments, Inc.	198,835	1,558,866
DCT Industrial Trust, Inc.	114,391	4,139,810
DiamondRock Hospitality Co.	268,359	2,388,395
Douglas Emmett, Inc.	183,932	4,936,735
DuPont Fabros Technology, Inc.	88,433	3,152,636
Dynex Capital, Inc.	55,782	354,216
EastGroup Properties, Inc.	42,037	2,279,666
Education Realty Trust, Inc.	80,007	3,172,278
Empire State Realty Trust, Inc., Class A	158,770	2,489,514
EPR Properties	86,940	5,410,276
Equity Commonwealth *	170,724	4,546,380
Equity LifeStyle Properties, Inc.	106,248	7,454,360
Equity One, Inc.	118,150	3,238,491
FelCor Lodging Trust, Inc.	160,494	1,187,656
First Industrial Realty Trust, Inc.	142,912	3,075,466
First Potomac Realty Trust	70,837	599,281
Forest City Realty Trust, Inc., Class A *	285,596	5,326,365
Security	Number of Shares	Value ($)
Forest City Realty Trust, Inc., Class B *	935	17,414
Forestar Group, Inc. *	40,999	399,740
Four Corners Property Trust, Inc.	50,418	827,359
Franklin Street Properties Corp.	112,656	1,071,359
FRP Holdings, Inc. *	8,175	277,459
Gaming & Leisure Properties, Inc.	123,308	3,229,436
Getty Realty Corp.	38,315	696,950
Global Net Lease, Inc. (a)	230,326	1,780,420
Government Properties Income Trust	88,374	1,311,470
Gramercy Property Trust	558,369	4,215,686
Hatteras Financial Corp.	131,083	1,802,391
Healthcare Realty Trust, Inc.	134,785	3,910,113
Healthcare Trust of America, Inc., Class A	164,621	4,578,110
Hersha Hospitality Trust	60,727	1,222,434
Highwoods Properties, Inc.	127,903	5,570,176
Hospitality Properties Trust	198,208	4,812,490
Hudson Pacific Properties, Inc.	94,920	2,420,460
InfraREIT, Inc.	32,138	678,755
Inland Real Estate Corp.	112,438	1,191,843
Invesco Mortgage Capital, Inc.	166,813	1,886,655
Investors Real Estate Trust	156,899	963,360
iStar, Inc. *	111,339	941,928
Kennedy-Wilson Holdings, Inc.	118,636	2,256,457
Kite Realty Group Trust	106,697	2,872,283
Ladder Capital Corp., Class A	69,691	720,605
LaSalle Hotel Properties	145,578	3,544,824
Lexington Realty Trust	271,435	2,100,907
LTC Properties, Inc.	47,934	2,130,187
Mack-Cali Realty Corp.	115,093	2,290,351
Marcus & Millichap, Inc. *	17,730	395,202
Medical Properties Trust, Inc.	322,632	3,732,852
MFA Financial, Inc.	476,857	3,247,396
Monmouth Real Estate Investment Corp., Class A (a)	90,024	997,466
Monogram Residential Trust, Inc.	213,863	1,941,876
National Health Investors, Inc.	45,657	2,872,282
National Storage Affiliates Trust	28,117	508,637
New Residential Investment Corp.	296,879	3,476,453
New Senior Investment Group, Inc.	107,160	1,038,380
New York Mortgage Trust, Inc.	151,947	635,138
New York REIT, Inc.	214,862	2,062,675
Newcastle Investment Corp.	92,695	326,286
NorthStar Realty Europe Corp.	76,873	750,280
NorthStar Realty Finance Corp.	245,382	3,064,821
One Liberty Properties, Inc.	17,478	371,058
Outfront Media, Inc.	183,066	3,743,700
Paramount Group, Inc.	221,909	3,355,264
Parkway Properties, Inc.	108,628	1,454,529
Pebblebrook Hotel Trust	92,463	2,511,295
Pennsylvania Real Estate Investment Trust	93,358	1,788,739
PennyMac Mortgage Investment Trust	95,735	1,259,873
Physicians Realty Trust	145,005	2,491,186
Piedmont Office Realty Trust, Inc., Class A	188,175	3,456,775
Post Properties, Inc.	71,259	3,971,264
Potlatch Corp.	54,322	1,436,274

56    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PS Business Parks, Inc.	26,268	2,411,665
QTS Realty Trust, Inc., Class A	50,294	2,239,089
RAIT Financial Trust	99,527	260,761
Ramco-Gershenson Properties Trust	99,274	1,667,803
Rayonier, Inc.	160,696	3,507,994
Redwood Trust, Inc.	105,377	1,252,933
Resource Capital Corp. (a)	46,965	520,842
Retail Opportunity Investments Corp.	126,921	2,332,808
Retail Properties of America, Inc., Class A	310,595	4,562,641
Rexford Industrial Realty, Inc.	73,709	1,241,997
RLJ Lodging Trust	167,824	3,519,269
Rouse Properties, Inc.	50,691	924,604
Ryman Hospitality Properties, Inc.	65,906	3,154,920
Sabra Health Care REIT, Inc.	85,438	1,701,498
Saul Centers, Inc.	14,209	695,957
Select Income REIT	84,350	1,739,297
Seritage Growth Properties, Class A (a)	18,506	765,408
Silver Bay Realty Trust Corp.	43,031	591,676
Sovran Self Storage, Inc.	50,670	5,393,315
Spirit Realty Capital, Inc.	583,129	6,233,649
STAG Industrial, Inc.	87,232	1,531,794
Starwood Property Trust, Inc.	315,836	5,539,763
STORE Capital Corp.	109,211	2,637,446
Summit Hotel Properties, Inc.	110,073	1,189,889
Sun Communities, Inc.	79,640	5,378,089
Sunstone Hotel Investors, Inc.	289,820	3,738,678
Tanger Factory Outlet Centers, Inc.	124,070	3,980,166
Tejon Ranch Co. *	20,707	364,443
Terreno Realty Corp.	53,060	1,174,748
The Geo Group, Inc.	95,735	2,780,144
The Howard Hughes Corp. *	48,070	4,460,415
The St. Joe Co. *	105,625	1,606,556
Two Harbors Investment Corp.	477,093	3,697,471
Universal Health Realty Income Trust	14,861	770,394
Urban Edge Properties	118,053	2,871,049
Urstadt Biddle Properties, Inc.	8,339	146,766
Urstadt Biddle Properties, Inc., Class A	28,819	569,752
Washington Real Estate Investment Trust	87,225	2,256,511
Western Asset Mortgage Capital Corp. (a)	56,222	607,760
Whitestone REIT	32,695	366,838
WP Glimcher, Inc.	237,177	2,049,209
Xenia Hotels & Resorts, Inc.	142,921	2,189,550
		337,405,228
Retailing 4.0%
1-800-Flowers.com, Inc., Class A *	39,645	309,627
Aaron's, Inc.	82,914	1,906,193
Abercrombie & Fitch Co., Class A	86,708	2,518,867
America's Car-Mart, Inc. *	15,544	390,776
American Eagle Outfitters, Inc.	233,492	3,563,088
Asbury Automotive Group, Inc. *	34,039	1,987,878
Ascena Retail Group, Inc. *	218,790	1,848,775
Security	Number of Shares	Value ($)
Barnes & Noble Education, Inc. *	52,623	562,014
Barnes & Noble, Inc.	84,195	816,691
Big Lots, Inc.	66,371	2,684,707
Blue Nile, Inc.	14,935	389,206
Boot Barn Holdings, Inc. *	30,163	306,456
Burlington Stores, Inc. *	100,331	5,624,556
Cabela's, Inc. *	65,151	3,125,945
Caleres, Inc.	54,380	1,541,129
Chico's FAS, Inc.	177,337	2,262,820
Conn's, Inc. *(a)	34,593	587,043
Core-Mark Holding Co., Inc.	29,892	2,200,948
CST Brands, Inc.	100,479	3,259,539
DSW, Inc., Class A	92,505	2,423,631
Etsy, Inc. *	22,081	175,323
Express, Inc. *	93,901	1,617,914
Five Below, Inc. *	70,439	2,701,336
Francesca's Holdings Corp. *	54,248	980,804
Fred's, Inc., Class A	49,211	703,225
FTD Cos., Inc. *	21,859	508,222
Genesco, Inc. *	29,614	1,953,932
GNC Holdings, Inc., Class A	108,913	3,101,842
Group 1 Automotive, Inc.	29,184	1,627,300
Groupon, Inc. *	571,523	2,731,880
Guess?, Inc.	86,573	1,848,333
Haverty Furniture Cos., Inc.	28,533	554,681
Hibbett Sports, Inc. *	28,099	997,514
HSN, Inc.	41,435	2,199,784
J.C. Penney Co., Inc. *(a)	392,211	4,000,552
Lands' End, Inc. *(a)	18,899	454,710
Liberty TripAdvisor Holdings, Inc., Class A *	86,458	1,762,879
Lithia Motors, Inc., Class A	30,509	2,828,794
Lumber Liquidators Holdings, Inc. *(a)	36,708	415,902
MarineMax, Inc. *	34,205	606,797
Mattress Firm Holding Corp. *(a)	25,556	1,150,787
Monro Muffler Brake, Inc.	40,643	2,778,762
Murphy USA, Inc. *	51,233	3,263,030
Nutrisystem, Inc.	44,131	898,066
Office Depot, Inc. *	662,249	3,364,225
Ollie's Bargain Outlet Holdings, Inc. *	10,558	213,272
Outerwall, Inc. (a)	23,928	746,314
Overstock.com, Inc. *	22,097	322,616
Party City Holdco, Inc. *	25,191	249,139
Penske Automotive Group, Inc.	56,358	2,125,824
PetMed Express, Inc.	27,616	455,664
Pier 1 Imports, Inc.	111,248	549,565
Pool Corp.	56,457	4,531,803
Rent-A-Center, Inc.	67,191	858,029
Restoration Hardware Holdings, Inc. *	49,887	1,895,207
Sears Holdings Corp. *(a)	67,559	1,180,256
Sears Hometown & Outlet Stores, Inc. *	10,764	72,872
Select Comfort Corp. *	65,471	1,171,931
Shoe Carnival, Inc.	22,245	524,315
Shutterfly, Inc. *	46,242	2,054,994
Sonic Automotive, Inc., Class A	39,114	749,033
Stage Stores, Inc.	47,301	397,328
Stein Mart, Inc.	39,570	293,214
Tailored Brands, Inc.	62,104	958,886

See financial notes    57

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Buckle, Inc.	34,607	1,100,503
The Cato Corp., Class A	32,583	1,179,505
The Children's Place, Inc.	26,750	1,822,745
The Container Store Group, Inc. *(a)	16,258	87,956
The Finish Line, Inc., Class A	57,224	1,042,621
The Michaels Cos., Inc. *	95,850	2,233,305
Tile Shop Holdings, Inc. *	38,473	485,529
Tuesday Morning Corp. *	62,779	422,503
Vitamin Shoppe, Inc. *	36,840	1,016,416
Wayfair, Inc., Class A *(a)	32,979	1,285,192
Weyco Group, Inc.	6,980	189,996
Winmark Corp.	2,750	266,475
Zumiez, Inc. *	30,430	628,684
		112,648,175
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	54,367	1,621,768
Advanced Micro Devices, Inc. *(a)	852,192	1,823,691
Amkor Technology, Inc. *	122,689	620,806
Applied Micro Circuits Corp. *	110,084	636,286
Atmel Corp.	553,542	4,472,619
Brooks Automation, Inc.	83,118	810,401
Cabot Microelectronics Corp. *	32,388	1,245,642
Cavium, Inc. *	75,183	4,472,637
CEVA, Inc. *	24,101	472,621
Cirrus Logic, Inc. *	81,397	2,867,616
Cohu, Inc.	31,585	360,385
Cree, Inc. *	137,578	4,366,726
Cypress Semiconductor Corp. *	429,581	3,428,056
Diodes, Inc. *	49,124	940,233
Entegris, Inc. *	179,252	2,215,555
Exar Corp. *	59,750	319,065
Fairchild Semiconductor International, Inc. *	146,969	2,948,198
FormFactor, Inc. *	81,770	621,452
Inphi Corp. *	43,854	1,109,506
Integrated Device Technology, Inc. *	190,116	3,692,053
Intersil Corp., Class A	174,818	2,232,426
IXYS Corp.	35,507	400,519
Kulicke & Soffa Industries, Inc. *	85,677	968,150
Lattice Semiconductor Corp. *	155,936	987,075
M/A-COM Technology Solutions Holdings, Inc. *	28,220	1,069,538
Microsemi Corp. *	148,896	5,156,269
MKS Instruments, Inc.	67,969	2,236,180
Monolithic Power Systems, Inc.	46,122	2,723,965
Nanometrics, Inc. *	32,773	454,889
ON Semiconductor Corp. *	555,574	4,661,266
PDF Solutions, Inc. *	38,141	433,282
Photronics, Inc. *	87,077	885,573
Power Integrations, Inc.	36,167	1,657,534
Rambus, Inc. *	152,513	1,987,244
Rudolph Technologies, Inc. *	44,142	572,080
Semtech Corp. *	80,795	1,548,032
Silicon Laboratories, Inc. *	50,548	2,085,105
SolarEdge Technologies, Inc. *(a)	9,504	232,563
SunEdison Semiconductor Ltd. *	57,785	394,672
SunEdison, Inc. *(a)	412,896	817,534
SunPower Corp. *(a)	74,341	1,755,934
Security	Number of Shares	Value ($)
Synaptics, Inc. *	46,729	3,794,862
Teradyne, Inc.	268,539	5,123,724
Tessera Technologies, Inc.	62,696	1,848,278
Ultratech, Inc. *	36,336	736,894
Veeco Instruments, Inc. *	49,449	917,279
		84,726,183
Software & Services 8.2%
A10 Networks, Inc. *	51,161	315,152
ACI Worldwide, Inc. *	151,647	2,829,733
Actua Corp. *	41,697	338,997
Acxiom Corp. *	99,675	2,067,260
Alarm.com Holdings, Inc. *(a)	12,370	246,782
Angie's List, Inc. *	61,222	565,079
Apigee Corp. *	15,419	90,201
Aspen Technology, Inc. *	109,584	3,612,984
Bankrate, Inc. *	70,709	541,631
Barracuda Networks, Inc. *	28,192	362,549
Bazaarvoice, Inc. *	80,364	252,343
Benefitfocus, Inc. *(a)	17,256	541,666
Black Knight Financial Services, Inc., Class A *	22,172	649,861
Blackbaud, Inc.	60,491	3,419,556
Blackhawk Network Holdings, Inc. *	72,900	2,466,936
Blucora, Inc. *	51,777	318,429
Booz Allen Hamilton Holding Corp.	149,755	4,133,238
Bottomline Technologies (DE), Inc. *	51,357	1,448,781
Box, Inc., Class A *(a)	45,221	520,494
BroadSoft, Inc. *	37,606	1,387,285
CACI International, Inc., Class A *	30,903	2,985,848
Callidus Software, Inc. *	70,281	964,958
Carbonite, Inc. *	16,783	127,047
Cardtronics, Inc. *	57,378	1,934,786
Cass Information Systems, Inc.	13,318	664,035
ChannelAdvisor Corp. *	27,331	290,529
Ciber, Inc. *	89,482	178,964
CommVault Systems, Inc. *	54,253	2,032,860
comScore, Inc. *	60,134	2,474,514
Convergys Corp.	126,017	3,248,718
CoreLogic, Inc. *	114,008	3,943,537
Cornerstone OnDemand, Inc. *	64,803	1,866,326
CSG Systems International, Inc.	42,634	1,618,387
Cvent, Inc. *	30,361	592,950
Demandware, Inc. *	44,184	1,532,743
DHI Group, Inc. *	48,037	373,728
DST Systems, Inc.	43,102	4,507,607
EarthLink Holdings Corp.	132,528	747,458
Ebix, Inc. (a)	34,373	1,272,832
Ellie Mae, Inc. *	38,493	3,238,416
Endurance International Group Holdings, Inc. *(a)	78,427	881,519
EnerNOC, Inc. *	36,521	224,239
Envestnet, Inc. *	48,214	988,869
EPAM Systems, Inc. *	56,362	3,854,034
Epiq Systems, Inc.	40,192	549,827
Euronet Worldwide, Inc. *	66,239	4,341,304
Everi Holdings, Inc. *	97,661	287,123
EVERTEC, Inc.	89,338	1,063,122

58    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Everyday Health, Inc. *	31,592	149,430
ExlService Holdings, Inc. *	43,058	2,027,601
Fair Isaac Corp.	43,137	4,292,994
First Data Corp., Class A *	246,104	3,076,300
Five9, Inc. *	33,066	266,181
Forrester Research, Inc.	10,666	331,926
Genpact Ltd. *	206,185	5,449,470
Gigamon, Inc. *	33,908	928,062
GoDaddy, Inc., Class A *	31,234	979,186
Gogo, Inc. *(a)	60,955	663,190
GrubHub, Inc. *	99,513	2,342,536
GTT Communications, Inc. *	40,917	604,753
Guidewire Software, Inc. *	92,848	4,570,907
Heartland Payment Systems, Inc.	47,677	4,458,753
Hortonworks, Inc. *(a)	57,094	659,436
HubSpot, Inc. *	12,610	525,333
Imperva, Inc. *	34,103	1,496,099
Infoblox, Inc. *	67,690	1,047,841
Instructure, Inc. *	6,072	86,830
Interactive Intelligence Group, Inc. *	24,749	740,738
Internap Corp. *	73,056	186,293
Intralinks Holdings, Inc. *	54,379	422,525
j2 Global, Inc.	61,192	4,471,911
Jive Software, Inc. *	59,678	193,357
Leidos Holdings, Inc.	84,950	3,671,539
Liquidity Services, Inc. *	30,339	141,683
LivePerson, Inc. *	71,824	368,457
LogMeIn, Inc. *	32,276	1,642,848
Manhattan Associates, Inc. *	96,523	5,333,861
ManTech International Corp., Class A	31,013	903,409
Marketo, Inc. *	45,927	774,789
MAXIMUS, Inc.	84,570	4,158,307
Mentor Graphics Corp.	128,254	2,449,651
MicroStrategy, Inc., Class A *	12,241	1,969,455
MoneyGram International, Inc. *	43,340	233,169
Monotype Imaging Holdings, Inc.	52,060	1,235,904
Monster Worldwide, Inc. *	127,023	378,529
NeuStar, Inc., Class A *(a)	69,569	1,730,181
New Relic, Inc. *	25,092	667,949
NIC, Inc.	81,820	1,439,214
OPOWER, Inc. *(a)	40,074	331,412
Pandora Media, Inc. *	258,014	2,636,903
Paycom Software, Inc. *	47,677	1,519,943
Paylocity Holding Corp. *	26,628	788,721
Pegasystems, Inc.	48,545	1,182,071
Perficient, Inc. *	43,378	782,973
Progress Software Corp. *	67,385	1,699,450
Proofpoint, Inc. *	55,968	2,621,541
PROS Holdings, Inc. *	31,259	343,536
PTC, Inc. *	151,529	4,683,761
Q2 Holdings, Inc. *	29,560	599,181
Qlik Technologies, Inc. *	118,966	2,762,391
Qualys, Inc. *	29,097	726,552
Quotient Technology, Inc. *(a)	76,527	665,785
Rapid7, Inc. *	7,362	97,841
RealNetworks, Inc. *	32,305	125,990
RealPage, Inc. *	68,829	1,380,021
RetailMeNot, Inc. *	54,591	441,095
RingCentral, Inc., Class A *	71,066	1,314,721
Rocket Fuel, Inc. *(a)	36,629	129,667
Security	Number of Shares	Value ($)
Rovi Corp. *	108,030	2,460,923
Science Applications International Corp.	54,488	2,432,889
SciQuest, Inc. *	36,243	440,352
ServiceSource International, Inc. *	59,539	241,728
Shutterstock, Inc. *(a)	25,723	897,733
Silver Spring Networks, Inc. *	50,731	634,138
Solera Holdings, Inc.	88,910	4,952,287
SPS Commerce, Inc. *	21,955	981,828
Stamps.com, Inc. *	19,076	2,261,078
Sykes Enterprises, Inc. *	52,102	1,587,548
Synchronoss Technologies, Inc. *	51,175	1,433,412
Syntel, Inc. *	41,452	1,895,185
Take-Two Interactive Software, Inc. *	108,765	3,914,452
Tangoe, Inc. *	49,666	401,798
TeleTech Holdings, Inc.	23,533	651,864
Textura Corp. *	26,367	454,831
The Rubicon Project, Inc. *	26,540	437,645
The Ultimate Software Group, Inc. *	37,574	6,453,710
TiVo, Inc. *	159,536	1,338,507
Travelport Worldwide Ltd.	134,258	1,742,669
TrueCar, Inc. *(a)	76,905	417,594
Tyler Technologies, Inc. *	42,465	5,109,389
Unisys Corp. *	67,982	732,166
Varonis Systems, Inc. *(a)	17,988	331,159
VASCO Data Security International, Inc. *	38,077	523,559
Verint Systems, Inc. *	84,320	2,995,890
VirnetX Holding Corp. *(a)	58,835	272,406
Virtusa Corp. *	34,653	1,226,716
Web.com Group, Inc. *	67,452	1,224,254
WebMD Health Corp. *	48,176	2,671,841
WEX, Inc. *	52,103	3,402,326
Workiva, Inc. *	25,302	315,769
XO Group, Inc. *	31,876	455,189
Xura, Inc. *	34,016	667,734
Yelp, Inc. *	70,596	1,428,863
Zendesk, Inc. *	70,264	1,285,831
Zillow Group, Inc., Class A *(a)	68,642	1,589,062
Zillow Group, Inc., Class C *(a)	130,111	2,810,398
Zynga, Inc., Class A *	1,061,867	2,240,539
		230,114,651
Technology Hardware & Equipment 5.4%
3D Systems Corp. *(a)	135,102	1,441,538
ADTRAN, Inc.	61,754	1,155,417
Aerohive Networks, Inc. *	28,285	143,971
Anixter International, Inc. *	37,966	1,626,084
Arista Networks, Inc. *	46,362	3,177,651
ARRIS International plc *	235,068	5,615,775
Avid Technology, Inc. *	43,018	329,088
AVX Corp.	58,014	681,084
Badger Meter, Inc.	19,559	1,284,832
Belden, Inc.	54,644	2,992,852
Benchmark Electronics, Inc. *	64,799	1,402,898
Black Box Corp.	24,936	330,402
Brocade Communications Systems, Inc.	549,110	5,452,662
CalAmp Corp. *	50,554	924,127

See financial notes    59

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Calix, Inc. *	65,262	453,571
Checkpoint Systems, Inc.	59,977	450,427
Ciena Corp. *	166,722	3,417,801
Cognex Corp.	111,969	4,143,973
Coherent, Inc. *	31,312	2,648,995
Comtech Telecommunications Corp.	21,149	434,612
Control4 Corp. *	20,983	172,061
CPI Card Group, Inc. *(a)	19,478	154,071
Cray, Inc. *	55,076	2,335,773
CTS Corp.	41,998	607,291
Daktronics, Inc.	53,693	379,610
Diebold, Inc.	86,091	2,136,779
Dolby Laboratories, Inc., Class A	64,132	2,533,214
DTS, Inc. *	21,104	499,532
EchoStar Corp., Class A *	58,279	2,605,071
Electro Rent Corp.	26,298	249,305
Electronics For Imaging, Inc. *	62,382	2,470,951
ePlus, Inc. *	7,857	589,982
Extreme Networks, Inc. *	141,507	399,050
Fabrinet *	36,902	1,053,552
FARO Technologies, Inc. *	23,307	746,989
FEI Co.	53,537	4,349,346
Finisar Corp. *	151,536	2,209,395
GSI Group, Inc. *	36,948	475,521
Harmonic, Inc. *	100,696	337,332
II-VI, Inc. *	67,080	1,472,406
Infinera Corp. *	182,786	2,867,912
Ingram Micro, Inc., Class A	208,144	7,451,555
Insight Enterprises, Inc. *	46,094	1,203,053
InterDigital, Inc.	45,880	2,281,612
InvenSense, Inc. *	98,856	772,065
IPG Photonics Corp. *	48,455	3,995,599
Itron, Inc. *	47,766	1,902,997
Ixia *	82,004	935,666
Knowles Corp. *(a)	113,162	1,287,784
Lexmark International, Inc., Class A	85,528	2,653,079
Littelfuse, Inc.	29,075	3,303,502
Lumentum Holdings, Inc. *	62,985	1,513,530
Maxwell Technologies, Inc. *	43,985	252,034
Methode Electronics, Inc.	50,742	1,449,699
MTS Systems Corp.	18,645	1,024,543
NETGEAR, Inc. *	40,376	1,595,256
NetScout Systems, Inc. *	129,396	2,674,615
Newport Corp. *	46,968	1,069,461
Nimble Storage, Inc. *	64,172	464,605
OSI Systems, Inc. *	25,024	1,510,699
Park Electrochemical Corp.	29,659	422,048
PC Connection, Inc.	20,695	512,615
Plantronics, Inc.	44,206	1,657,725
Plexus Corp. *	44,722	1,627,434
Polycom, Inc. *	167,407	1,742,707
Pure Storage, Inc., Class A *(a)	33,412	480,465
QLogic Corp. *	108,501	1,398,578
Quantum Corp. *	347,170	177,057
RealD, Inc. *	63,724	688,219
Rofin-Sinar Technologies, Inc. *	36,760	821,218
Rogers Corp. *	24,605	1,314,399
Ruckus Wireless, Inc. *	110,568	1,070,298
Sanmina Corp. *	101,867	2,098,460
ScanSource, Inc. *	35,049	1,310,482
Security	Number of Shares	Value ($)
ShoreTel, Inc. *	84,108	621,558
Silicon Graphics International Corp. *	50,984	309,473
Sonus Networks, Inc. *	69,999	545,292
Super Micro Computer, Inc. *	49,196	1,597,394
SYNNEX Corp.	37,963	3,569,661
Systemax, Inc. *	13,041	114,891
Tech Data Corp. *	45,280	3,188,165
TTM Technologies, Inc. *	80,747	529,700
Ubiquiti Networks, Inc. *(a)	30,809	1,006,530
Universal Display Corp. *	55,954	2,673,482
VeriFone Systems, Inc. *	159,789	3,817,359
ViaSat, Inc. *	59,225	4,324,017
Viavi Solutions, Inc. *	290,282	1,895,541
Vishay Intertechnology, Inc.	171,148	2,026,392
Zebra Technologies Corp., Class A *	66,816	4,127,893
		149,763,310
Telecommunication Services 0.7%
8x8, Inc. *	119,726	1,392,413
Atlantic Tele-Network, Inc.	14,660	1,054,640
Cincinnati Bell, Inc. *	263,073	910,233
Cogent Communications Holdings, Inc.	53,982	1,981,139
Consolidated Communications Holdings, Inc.	68,433	1,600,648
FairPoint Communications, Inc. *	30,453	457,709
General Communication, Inc., Class A *	41,683	795,729
Globalstar, Inc. *(a)	353,268	551,098
IDT Corp., Class B	16,811	219,047
inContact, Inc. *	82,004	760,177
Intelsat S.A. *(a)	38,203	65,709
Iridium Communications, Inc. *(a)	112,545	779,937
NII Holdings, Inc. *	127,597	677,540
NTELOS Holdings Corp. *	21,137	194,249
pdvWireless, Inc. *(a)	12,413	352,529
Shenandoah Telecommunications Co.	60,498	1,461,632
Spok Holdings, Inc.	27,611	489,267
Telephone & Data Systems, Inc.	126,116	3,369,820
United States Cellular Corp. *	16,691	691,007
Vonage Holdings Corp. *	231,849	1,245,029
Windstream Holdings, Inc. (a)	126,247	949,378
		19,998,930
Transportation 1.5%
Air Transport Services Group, Inc. *	72,701	839,697
Allegiant Travel Co.	16,910	2,771,211
ArcBest Corp.	32,392	633,911
Atlas Air Worldwide Holdings, Inc. *	36,074	1,306,240
Celadon Group, Inc.	40,266	361,186
Echo Global Logistics, Inc. *	31,946	814,942
Forward Air Corp.	40,906	1,665,692
Hawaiian Holdings, Inc. *	61,961	2,665,562
Heartland Express, Inc. (a)	76,236	1,402,742
Hub Group, Inc., Class A *	45,342	1,674,027
Knight Transportation, Inc.	79,386	1,923,523

60    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Landstar System, Inc.	55,828	3,305,018
Marten Transport Ltd.	33,738	553,303
Matson, Inc.	56,301	2,257,107
Park-Ohio Holdings Corp.	12,951	380,759
Roadrunner Transportation Systems, Inc. *	37,477	436,982
Ryder System, Inc.	74,823	4,243,961
Saia, Inc. *	33,702	884,678
SkyWest, Inc.	65,327	1,179,152
Spirit Airlines, Inc. *	96,694	4,617,139
Swift Transportation Co. *	127,310	2,169,362
Universal Truckload Services, Inc.	10,512	164,618
Virgin America, Inc. *(a)	22,532	702,773
Werner Enterprises, Inc.	59,613	1,582,725
Wesco Aircraft Holdings, Inc. *	72,616	928,759
XPO Logistics, Inc. *(a)	115,099	2,849,851
		42,314,920
Utilities 3.9%
ALLETE, Inc.	59,563	3,158,030
American States Water Co.	47,903	2,031,566
Avista Corp.	84,476	3,193,193
Black Hills Corp.	66,981	3,751,606
California Water Service Group	63,767	1,576,320
Chesapeake Utilities Corp.	20,027	1,247,682
Cleco Corp.	81,134	3,724,862
Connecticut Water Service, Inc.	14,907	621,473
Dynegy, Inc. *	155,600	1,568,448
El Paso Electric Co.	51,487	2,103,244
Great Plains Energy, Inc.	204,419	5,997,653
Hawaiian Electric Industries, Inc.	138,984	4,080,570
IDACORP, Inc.	66,148	4,693,862
MDU Resources Group, Inc.	257,510	4,689,257
MGE Energy, Inc.	44,197	2,145,322
Middlesex Water Co.	22,371	626,835
New Jersey Resources Corp.	113,838	3,941,072
Northwest Natural Gas Co.	36,299	1,810,957
NorthWestern Corp.	62,996	3,740,073
NRG Yield, Inc., Class A	46,615	577,094
NRG Yield, Inc., Class C	78,826	1,030,256
ONE Gas, Inc.	67,021	3,885,878
Ormat Technologies, Inc.	44,350	1,692,396
Otter Tail Corp.	49,345	1,350,079
Pattern Energy Group, Inc.	70,264	1,193,083
Piedmont Natural Gas Co., Inc.	104,050	6,181,610
PNM Resources, Inc.	101,917	3,253,191
Portland General Electric Co.	116,957	4,450,214
Questar Corp.	230,963	5,720,953
SJW Corp.	20,039	726,614
South Jersey Industries, Inc.	90,784	2,310,453
Southwest Gas Corp.	62,699	3,824,639
Talen Energy Corp. *	80,690	513,188
TerraForm Global, Inc., Class A (a)	67,048	212,542
TerraForm Power, Inc., Class A *(a)	95,465	920,283
The Empire District Electric Co.	57,337	1,876,067
The Laclede Group, Inc.	55,999	3,669,054
Unitil Corp.	17,247	678,325
Vectren Corp.	109,111	4,966,733
Security	Number of Shares	Value ($)
Vivint Solar, Inc. *(a)	29,707	234,388
WGL Holdings, Inc.	66,139	4,510,018
		108,479,083
Total Common Stock
(Cost $2,965,307,451)		2,792,144,646

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR (b)(c)	193,941	215,275
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—
		215,275
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	45,801	98,105
Total Rights
(Cost $330,693)		313,380

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(c)	11,911	—
Total Warrants
(Cost $—)		—

Other Investment Companies 3.7% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (d)	946,285	946,285
Securities Lending Collateral 3.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (d)	101,925,971	101,925,971
Total Other Investment Companies
(Cost $102,872,256)		102,872,256

End of Investments

See financial notes    61

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

At 02/29/16, the tax basis cost of the fund's investments was $3,072,596,271 and the unrealized appreciation and depreciation were $284,014,307 and ($461,280,296), respectively, with a net unrealized depreciation of ($177,265,989).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $98,949,102.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $313,380 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 02/29/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 03/18/16	35	3,610,950	195,810
62    See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,064,422,662	3,009,047,535
0.1%	Other Investment Companies	1,922,299	1,951,672
99.7%	Total Investments	3,066,344,961	3,010,999,207
0.3%	Other Assets and Liabilities, Net		9,676,498
100.0%	Net Assets		3,020,675,705

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Banks 0.2%
PacWest Bancorp	81,840	2,633,611
Umpqua Holdings Corp.	166,328	2,501,573
		5,135,184
Capital Goods 11.9%
3M Co.	455,675	71,481,737
Caterpillar, Inc.	436,938	29,580,703
Eaton Corp. plc	339,046	19,227,299
Emerson Electric Co.	478,256	23,353,240
Fastenal Co.	210,239	9,521,724
Lockheed Martin Corp.	194,506	41,972,450
PACCAR, Inc.	256,637	13,216,805
Raytheon Co.	221,140	27,388,189
Rockwell Automation, Inc.	97,576	10,156,686
The Boeing Co.	465,644	55,029,808
United Technologies Corp.	602,337	58,197,801
		359,126,442
Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	160,368	2,434,386
Consumer Durables & Apparel 0.8%
Garmin Ltd.	89,996	3,645,738
Hasbro, Inc.	82,762	6,279,153
Leggett & Platt, Inc.	100,284	4,478,683
Mattel, Inc.	246,461	8,014,912
Tupperware Brands Corp.	35,011	1,749,150
		24,167,636
Security	Number of Shares	Value ($)
Consumer Services 3.1%
Cracker Barrel Old Country Store, Inc.	17,695	2,619,745
Darden Restaurants, Inc.	82,439	5,266,203
H&R Block, Inc.	170,954	5,620,968
McDonald's Corp.	685,850	80,374,761
		93,881,677
Diversified Financials 0.5%
Cohen & Steers, Inc.	16,632	517,588
Federated Investors, Inc., Class B	68,033	1,780,424
T. Rowe Price Group, Inc.	185,646	12,829,995
Waddell & Reed Financial, Inc., Class A	64,500	1,510,590
		16,638,597
Energy 11.1%
Chevron Corp.	1,369,996	114,312,466
ConocoPhillips	893,952	30,242,396
Exxon Mobil Corp.	1,825,331	146,300,280
Helmerich & Payne, Inc.	79,934	4,234,104
HollyFrontier Corp.	139,098	4,704,294
ONEOK, Inc.	155,370	3,728,880
RPC, Inc.	56,057	760,693
The Williams Cos., Inc.	494,333	7,904,385
Valero Energy Corp.	362,797	21,796,844
		333,984,342
Food & Staples Retailing 3.1%
Sysco Corp.	380,562	16,794,201
Wal-Mart Stores, Inc.	1,150,266	76,308,647
		93,102,848
Food, Beverage & Tobacco 13.2%
Altria Group, Inc.	1,428,909	87,977,927
B&G Foods, Inc.	44,989	1,556,169
Campbell Soup Co.	130,392	8,051,706
Flowers Foods, Inc.	136,415	2,336,789
General Mills, Inc.	433,753	25,526,364
Kellogg Co.	184,301	13,641,960
PepsiCo, Inc.	1,070,539	104,720,125
Reynolds American, Inc.	604,627	30,491,340
The Coca-Cola Co.	2,853,146	123,056,187
		397,358,567
Health Care Equipment & Services 0.8%
Baxter International, Inc.	395,136	15,611,823
Computer Programs & Systems, Inc.	8,663	490,846
Meridian Bioscience, Inc.	29,798	600,430
Quest Diagnostics, Inc.	103,998	6,918,987
		23,622,086
Household & Personal Products 7.7%
Colgate-Palmolive Co.	654,528	42,963,218
Kimberly-Clark Corp.	265,389	34,580,187

See financial notes    63

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Clorox Co.	93,301	11,795,112
The Procter & Gamble Co.	1,777,889	142,746,708
		232,085,225
Insurance 1.1%
Aflac, Inc.	312,485	18,599,107
Mercury General Corp.	26,293	1,382,486
PartnerRe Ltd.	35,829	5,025,734
Principal Financial Group, Inc.	198,820	7,517,384
Safety Insurance Group, Inc.	10,019	554,151
		33,078,862
Materials 3.2%
Compass Minerals International, Inc.	25,877	1,755,496
E.I. du Pont de Nemours & Co.	658,132	40,060,495
International Paper Co.	301,608	10,767,405
Schweitzer-Mauduit International, Inc.	21,755	657,436
Sonoco Products Co.	76,651	3,349,649
The Dow Chemical Co.	842,361	40,947,168
		97,537,649
Media 0.6%
Meredith Corp.	25,628	1,114,562
Omnicom Group, Inc.	177,288	13,794,779
TEGNA, Inc.	167,488	4,126,904
		19,036,245
Pharmaceuticals, Biotechnology & Life Sciences 10.6%
Eli Lilly & Co.	710,619	51,164,568
Johnson & Johnson	1,352,021	142,246,130
Pfizer, Inc.	4,276,951	126,897,136
		320,307,834
Retailing 5.7%
American Eagle Outfitters, Inc.	134,262	2,048,838
Genuine Parts Co.	109,868	9,904,601
Staples, Inc.	474,551	4,484,507
Target Corp.	456,649	35,824,114
The Gap, Inc.	172,228	4,762,104
The Home Depot, Inc.	935,343	116,094,773
		173,118,937
Semiconductors & Semiconductor Equipment 8.0%
Analog Devices, Inc.	229,232	12,147,004
Intel Corp.	3,463,604	102,488,042
Linear Technology Corp.	175,328	7,647,807
Maxim Integrated Products, Inc.	204,643	6,929,212
Microchip Technology, Inc.	152,497	6,784,592
QUALCOMM, Inc.	1,144,724	58,140,532
Texas Instruments, Inc.	747,073	39,609,810
Xilinx, Inc.	188,350	8,893,887
		242,640,886
Security	Number of Shares	Value ($)
Software & Services 10.1%
Accenture plc, Class A	453,775	45,495,482
Automatic Data Processing, Inc.	338,195	28,641,735
CA, Inc.	227,117	6,652,257
International Business Machines Corp.	656,646	86,040,325
Microsoft Corp.	2,511,983	127,809,695
Paychex, Inc.	232,883	11,967,857
		306,607,351
Technology Hardware & Equipment 0.2%
Harris Corp.	89,865	7,011,267
Telecommunication Services 5.0%
Verizon Communications, Inc.	2,962,006	150,262,564
Transportation 1.9%
C.H. Robinson Worldwide, Inc.	102,768	7,176,289
United Parcel Service, Inc., Class B	509,460	49,188,363
		56,364,652
Utilities 0.7%
Alliant Energy Corp.	81,097	5,510,541
Questar Corp.	124,463	3,082,949
WEC Energy Group, Inc.	229,828	12,950,808
		21,544,298
Total Common Stock
(Cost $3,064,422,662)		3,009,047,535

Other Investment Companies 0.1% of net assets
Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	10,000	768,400
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	1,183,272	1,183,272
Total Other Investment Companies
(Cost $1,922,299)		1,951,672

End of Investments

At 02/29/16, the tax basis cost of the fund's investments was $3,068,075,402 and the unrealized appreciation and depreciation were $165,095,240 and ($222,171,435), respectively, with a net unrealized depreciation of ($57,076,195).
(a)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund

64    See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)    A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date 4/12/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 4/12/16

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: 4/5/16